Registration  Nos.  33-75926
                                                                      811-8384

As filed with the Securities and Exchange Commission on January 15,
1997

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                 Pre-Effective  Amendment  No.
                    Post-Effective Amendment No.     6                       X
                                     and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                         Amendment No.               8                       X
                        (Check appropriate box or boxes)

                               CENTURA FUNDS, INC.
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
              -------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)
        Registrant's Telephone Number, including Area Code: (212) 808-
                                     3901
                   ----------------------------------------

                            George O. Martinez, Esq.
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    --------------------------------------
                   (Name and Address of Agent for Service)

                                 with a copy to:
      Jeffrey L. Steele, Esq.             George O. Martinez, Esq.
      Dechert Price & Rhoads              BISYS Fund Services
      1500 K Street, N.W.                 3435 Stelzer Road
      Washington, D.C.  20005             Columbus, Ohio  43219-3035

It is proposed that this filing will become effective:
(check appropriate box)

      immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
 X 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485

      Registrant has registered an indefinite number of shares of its Common Stock under the Securities Act of 1933 pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for its fiscal year ended April 30, 1996 with the Securities and Exchange Commission on June 14, 1996.

                               CENTURA FUNDS, INC.
                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495
                        under the Securities Act of 1933

N-lA Item No.                       Location
-------------                       -----------
Part A                              Prospectus Caption
Item 1.                             Cover  Page
Item 2.                             Highlights
Item 3.                             N/A
Item 4.                             The Funds; Description of
                                    Securities and Investment
                                    Practices; Investment Restrictions
Item 5.                             Management of the Funds; Portfolio
                                    Transactions
Item 5A                             N/A
Item 6.                             Other Information; Dividends,
                                    Distributions and Federal Income
                                    Taxation
Item 7.                             Fund Share Valuation; Purchase of
                                    Fund Shares; Management of the
                                      Funds
Item 8.                             Redemption of Fund Shares
Item 9.                             N/A


                                    Heading in Statement of
Part B                              Additional Information
------                              -----------------------
Item 10.                            Cover Page
Item 11.                            Table of Contents
Item 12.                            N/A
Item 13.                            Investment Policies
Item 14.                            Management
Item 15.                            Other Information
Item 16.                            Management
Item 17.                            Portfolio Transactions
Item 18.                            Other Information
Item 19.                            Purchase of Fund Shares;
                                    Redemption of Fund Shares
Item 20.                            Taxation
Item 21.                            Management
Item 22.                            Other Information
Item 23.                            Financial Statements

                               CENTURA FUNDS, INC.
                        Class A Shares and Class B Shares

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                        General and Account Information:
                                 (800) 442-3688

                             CENTURA BANK -- Adviser
             BISYS FUND SERVICES, INC. -- Administrator and Sponsor
                 CENTURA FUNDS DISTRIBUTOR, INC. -- Distributor

         This Prospectus describes the five Funds (the "Funds") comprising Centura Funds, Inc. (the "Company"), a registered open-end management investment company advised by Centura Bank (the "Adviser"). Each Fund is a separate portfolio of the Company. The Funds described in this Prospectus are:

                           Centura Equity Growth Fund
                           Centura Equity Income Fund
                     Centura Federal Securities Income Fund
                    Centura North Carolina Tax-Free Bond Fund
                          Centura Southeast Equity Fund

         This Prospectus relates to Class A shares and Class B shares which are sold to the public as an investment vehicle for individuals, institutions, corporations and fiduciaries. Class C shares, available only to certain institutional investors, are not offered hereby. (See "Other Information -- Capitalization"). Class A shares and Class B shares each bear certain expenses related to their distribution, calculated at an annual rate and based on a percentage of the average daily net assets of the class.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in mutual funds, such as the Funds, involve risk, including possible loss of principal.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the Funds and should be read and retained for information about each Fund.

         A Statement of Additional Information (the "SAI"), dated ____________, 1997, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into the Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The Date of this Prospectus is ____________, 1997

                                TABLE OF CONTENTS

                                                                         Page

         HIGHLIGHTS....................................................  4

         FUND EXPENSES.................................................  7

         FINANCIAL HIGHLIGHTS.......................................... 10

         THE FUNDS..................................................... 15

         DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES............ 18

         INVESTMENT RESTRICTIONS....................................... 25

         RISKS OF INVESTING IN THE FUNDS............................... 26

         MANAGEMENT OF THE FUNDS....................................... 30

         PRICING OF FUND SHARES........................................ 35

         MINIMUM PURCHASE REQUIREMENTS................................. 38

         PURCHASE OF FUND SHARES....................................... 38

         RETIREMENT PLAN ACCOUNTS...................................... 40

         EXCHANGE OF FUND SHARES....................................... 40

         REDEMPTION OF FUND SHARES..................................... 41

         PORTFOLIO TRANSACTIONS........................................ 45

         FUND SHARE VALUATION.......................................... 45

         DIVIDENDS, DISTRIBUTIONS, AND FEDERAL INCOME TAXATION......... 46

         OTHER INFORMATION............................................. 49

         APPENDIX

                                   HIGHLIGHTS

The Funds

         This prospectus describes the five Funds comprising Centura Funds, Inc. (the "Company"). Each Fund has a distinct investment objective and policies, as described below. The investment objective of each Fund is a fundamental policy of that Fund and may not be changed without approval of the Fund's shareholders. See "The Funds." The Funds and their investment objectives and policies are as follows:

         o Centura Equity Growth Fund -- This Fund's objective is long-term capital appreciation. It invests in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock. Although its investments will be principally in securities of U.S.-based companies, it may also invest in securities of foreign issuers, generally in the form of American Depositary Receipts ("ADRs").

         o Centura Equity Income Fund -- This Fund's objective is to provide long-term capital appreciation and income. The Fund invests primarily in dividend-paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures. It may also invest in securities believed to offer special capital appreciation opportunities. The Fund will invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. issuers, generally through ADRs.

         o Centura Federal Securities Fund -- This Fund seeks to provide relatively high current income consistent with relative stability of principal and safety. The Fund invests primarily in securities issued by the U.S. Government, its agencies and instrumentalities. The maximum maturity of any such security will be 10 years. Generally, at least 70% of the Fund's portfolio will consist of direct obligations of the U.S.
                  Treasury, with no more than 30% in securities of U.S. Government agencies and instrumentalities.

         o Centura North Carolina Tax-free Bond Fund -- This Fund seeks to provide relatively high current income that is free of both Federal and North Carolina personal income tax, together with relative safety of principal. It invests primarily in a portfolio of high quality municipal securities with a maximum maturity of 15 years and an average portfolio maturity of 5 to 10 years.

          o Centura Southeast Equity Fund -- This Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common and preferred stocks and securities convertible into common stock of companies that are headquartered or have substantial operations in the Southeastern region of the United States.

Risks of Investing in the Funds

         Investment in each of the Funds involves certain risks. There can, of course, be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in certain types of investments. Fund investments in securities of foreign issuers involve special risks not usually associated with investing in U.S. companies. Concentration of Centura North Carolina Tax-Free Bond Fund and Centura Southeast Equity Fund in securities of a single state or region, respectively, makes each of those Funds particularly vulnerable to events affecting that state or region, respectively. The Funds have authority, which they presently do not intend to use, to invest in various types of derivative instruments, which would entail special risks. Investors should be aware that the value of each Fund's shares will fluctuate, which may cause a loss in the principal value of the investment. See "Risks of Investing in the Funds."

The Adviser

         Management of the Funds is provided by Centura Bank (the "Adviser"), headquartered in Rocky Mount, North Carolina. For its advisory services, the Adviser, receives from each Fund a fee at an annual rate based on the Fund's average daily net assets. This fee is at an annual rate of 0.70% for Centura Equity Growth Fund, 0.70% for Centura Equity Income Fund, 0.30% for Centura Federal Securities Income Fund, 0.35% for Centura North Carolina Tax-Free Bond Fund, and 0.70% for Centura Southeast Equity Fund. Fees to the Adviser may be reduced pursuant to expense limitations. See "Management of the Funds."

The Distributor, Administrator and Sponsor

     Centura Funds Distributor, Inc. (the "Distributor") distributes the Funds' shares and may be reimbursed for certain of its distribution-related expenses. BISYS Fund Services, Inc. ("BISYS") acts as Sponsor and Administrator to the Funds. For its services as Administrator, each Fund pays BISYS a fee at the annual rate of 0.15% of its average daily net assets. BISYS also acts as transfer agent and fund accounting agent for the Funds, for which it receives additional fees.

 Classes of Shares

         Class A shares and Class B shares differ principally with respect to sales charges and the rate of expenses to which they are subject. Investors may select the class that best suits their investment needs. Class A shares are offered with a maximum front-end sales charge of 4.50% for Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund, and 2.75% for Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund. The initial sales charge for each Fund may be reduced or waived in certain cases. See "Purchase of Fund Shares." Class B shares are offered at net asset value, with no front-end sales charge. Shares of each class are also subject to service and distribution fees calculated as a percentage of the net asset value of each class which may not exceed the following annual rates: 0.25% for Class A shares of each of the Funds (pursuant to a voluntary limit set by the Distributor for the current fiscal year; the maximum fee for Class A shares would, without this limit, be 0.50%); 1.00% for Class B shares of Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund, and 0.75% for Class B shares of Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund (pursuant to a voluntary limit set by the Adviser for the current fiscal year; the maximum fee for Class B shares of the last two funds would, without this limit, be 1.00%). Shareholders who redeem Class B shares within five years from the date of purchase will be assessed a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 5.00% for Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund, and 3.00% for each of the other Funds to a minimum in the fifth year after purchase of 1.00% for each of the Funds. The CDSC may be waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. See "Management of The Funds -- The Distributor." Class C shares of the Funds, not offered by this Prospectus, are available only to certain institutional investors. See "Other Information -- Capitalization."

         A prospective investor in Class A or Class B shares, in selecting between these classes, should consider the respective impact of the sales charge or CDSC together with the cumulative effect of the Service and Distribution Fees for each class over the anticipated period of investment, as well as the effect of any sales charge or CDSC waivers to which the investor may be entitled. For purchasers (other than those eligible to invest in Class C shares) contemplating an investment of at least $250,000, the Funds believe it is preferable to purchase Class A shares. Investors should be aware that other expenses attributable to each class may differ slightly due to the allocation to each class of certain "class specific" expenses, including distribution and mailing expenses and federal and state securities registration fees. Finally, investors should be aware that persons selling shares of the Funds may receive different levels of compensation for sales of Class A and Class B shares.

Guide to Investing in Centura Funds, Inc.

         Purchase orders for the Funds received by your broker or Service Organization in proper order prior and transmitted to the Funds prior to 4:00 p.m. Eastern time will become effective that day.

         o        Minimum Initial Investment ...................... $1,000

         o        Minimum Initial Investment for IRAs
                  and other qualified retirement plans ............ $  250

         o        Minimum Subsequent Investment ................... $  250
                  (except for IRA and other qualified retirement plans)

         o        Minimum Investment per pay period for
                  Payroll Deduction Plan .......................... $   50
                  (No investment is required to initiate this plan.)

         o        Minimum Amount Per Investment Under Automatic
                  Investment Plan ................................. $   50

                  (No investment is required to initiate this plan.)

                  Shareholders may exchange shares of a particular class in one fund for shares of the same class in another fund by telephone or mail.

         o        Minimum exchange ...............................  NONE
                  (However, an investor must satisfy the $1,000 minimum investment for each fund into which he or she exchanges.)

                  Shareholders may redeem shares by telephone, mail or wire.

         The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of less than $1,000.

         All dividends and distributions will be automatically reinvested at net asset value in additional shares of the same class of the applicable Fund unless cash payment is requested. Each of the Funds pays dividends from income, if any, monthly.

         See "Purchase of Fund Shares," "Redemption of Fund Shares" and "Dividends, Distributions and Federal Income Taxation" for more information.

                                  FUND EXPENSES

         The following expense tables indicate costs and expenses that an investor in Class A shares or Class B shares should anticipate incurring either directly or indirectly as a shareholder in the Funds.

                                                                            FEE TABLES*


                                                                          Centura Federal     Centura North
                                    Centura Equity     Centura Equity        Securities     Carolina Tax-Free  Centura Southeast
                                      Growth Fund       Income Fund         Income Fund           Fund            Equity Fund

                                   Class A  Class B   Class A  Class B   Class A  Class B   Class A  Class B   Class A  Class B
                                   -------  -------   -------  -------   -------  -------   -------  -------   -------  -------

Shareholder Transaction Expenses
Maximum Sales Charge Imposed on
  Purchases (as a percentage of
  offering price)                    4.50     ---      4.50      ---       2.75     ---      2.75      ---        4.50    ---

Maximum Sales Charge Imposed on
  Reinvested Dividends (as a
  percentage of offering price)      ---      ---       ---      ---       ---      ---       ---      ---       ---      ---

Deferred Sales Charge (as a
  percentage of redemption           ---      5.00      ---     5.00       ---     3.00       ---      3.00      ---      5.00
proceeds)**

Exchange Fees                        ---      ---       ---      ---       ---      ---       ---      ---       ---      ---

Annual Fund Operating Expenses
  (as a percentage of average net
   assets annualized)

  Management Fees (After             0.70     0.70     0.36     0.36       0.30    0.30      0.10      0.10     0.42      0.42
    Waiver)***

  12b-1 Fees****                     0.25     1.00     0.25     1.00       0.25    0.75      0.25      0.75     0.25      1.00

  Other Expenses (After Waiver)***   0.31     0.31     0.39     0.39       0.30    0.30      0.33      0.33     0.83      0.83
                                     ----     ----     ----     ----       ----    ----      ----      ----     ----      ----

Total Portfolio Operating
    Expenses*****                    1.26     2.01     1.00     1.75       0.85    1.35      0.68      1.18     1.50      2.25
                                     ----     ----     ----     ----       ----    ----      ----      ----     ----      ----



* The information in the Fee Table relates only to Class A shares and Class B shares. Class C shares pay no Sales Charge. Deferred Sales Charge or 12b-1 fees. (See "Other Information -- Capitalization.")
** Shareholders who redeem shares by wire may be charged a fee by the banks receiving the wire payments on their behalf. (See "Redemption of Fund Shares.")
*** Amounts shown for "Management Fees" and "Other Expenses" for the Equity Income Fund and the North Carolina Tax-Free Bond Fund reflect reductions of fees payable to the Adviser and fees payable for administrative and transfer agent services pursuant to agreements to limit fund expenses. Without these reductions, "Management Fees" for the Equity Income Fund and the North Carolina Tax-Free Bond Fund, respectively, would be 0.70% and 0.35% and "Other Expenses" would be 0.46% and 0.44%. "Management Fees" and "Other Expenses" for Centura Southeast Equity Fund reflect anticipated waivers. Without these reductions, this Fund's "Management Fees" and "Other Expenses" would be 0.70% and 0.89%, respectively.
**** Under rules of the National Association of Securities Dealers, Inc. (the "NASD"), a 12b-1 fee may be treated as a sales charge for certain purposes under those rules. Because the 12b-1 fee is an annual fee charge against the assets of a Fund, long-term shareholders may pay more initial sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the NASD. The 12b-1 fees in the above Fee Table represent fees anticipated to be paid by the Funds. Class A shares of each Fund are permitted to pay 12b-1 fees up to 0.50%, and Class B shares are permitted to pay 12b-1 fees up to 1.00%. However, the Distributor has undertaken to limit 12b-1 fees to 0.25% for Class A shares and 0.75% for Class B shares of Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund for the current fiscal year. See "Management of the Funds -- The Distributor."
***** Absent the reductions of management, administrative, and transfer agent fees, and the limitation applicable to 12b-1 fees, "Total Portfolio Operating Expenses" for Class A shares would be 1.51% for the Equity Growth Fund, 1.66% for the Equity Income Fund, 1.10% for the Federal Securities Income Fund, 1.29% for the North Carolina Tax-Free Bond Fund, and 2.09% for Centura Southeast Equity Fund, and "Total Portfolio Operating Expenses" for Class B shares of the Equity Growth Fund, the Equity Income Fund, the Federal Securities Income Fund, the North Carolina Tax-Free Bond Fund, and Centura Southeast Equity Fund, respectively, would be 2.01%, 2.16%, 1.60%, 1.79% and 2.59%.

Example*

         An investor would pay the following expenses on a $1,000 investment, assuming 5% annual return:

                                                                                          Centura Federal             Centura
                                     Centura Equity             Centura Equity               Securities           North Carolina
                                       Growth Fund                Income Fund               Income Fund            Tax-Free Fund
                                   Class A    Class B        Class A      Class B         Class A   Class B      Class A   Class B
                                   -------    -------        -------      -------         -------   -------      -------   -------

Assuming complete redemption at
the end of each time period:
 1 year                               57         70             55           68             36         44          34        42
 3 years                              83         93             75           85             54         73          49        67
 5 years                             111        118             98          105             73         84          64        75
10 years                             190        234            162          206             130       162          110       143

Class B Shares assuming no
redemption:                          ---         20            ---           18             ---        14          ---       12
 1 year                              ---         63            ---           55             ---        43          ---       37
 3 years                             ---        108            ---           95             ---        74          ---       65
 5 years                             ---        234            ---          206             ---       162          ---       143
10 years


                                    Centura Southeast
                                       Equity Fund

                                   Class A    Class B

Assuming complete redemption
at the end of each time period:
 1 year                               60         73
 3 years                              90        100

Class B Shares assuming no
redemption:
 1 year                              ---         23
 3 years                             ---         70


-------------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.

                              FINANCIAL HIGHLIGHTS

         The table below sets forth certain information for each Fund's fiscal periods ended April 30, 1996 and April 30, 1995. (No information is shown for Centura Southeast Equity Fund, which was formed on ____________, 1997.) The information set forth in this table (except for the six months ended October 31, 1996 which is unaudited) has been audited by McGladrey & Pullen LLP, the Funds' independent accountant whose report on the financial statements for the periods ended April 30, 1996 and April 30, 1995 is included in the Funds' Annual Report. The Annual Report also includes Management's Discussion of Fund Performance. Both the Annual Report and the Funds' Semi-Annual Report for the six months ended October 31, 1996 may be obtained without charge. The financial statements from each Report are also contained in the Statement of Additional Information, which is available without charge upon request. This information should be read in conjunction with the financial statements.


                                                                   Centura Equity Growth Fund
                                       ---------------------------------------------------------------------------------------------
                                               Six Months Ended                        1996                           1995*
                                         October 31, 1996 (unaudited)
                                       ---------------------------------     -------------------------       -----------------------
                                       Class        Class         Class      Class   Class      Class        Class   Class    Class
                                         A            B             C          A       B          C            A       B        C
                                        ---          ---           ---        ---     ---        ---          ---     ---      ---

Net Asset Value, Beginning of
Period............................     $14.31       $14.24        $14.31     $10.70  $10.69    $10.70       $10.00  $10.00    $10.00

Income from Investment
Operations:
  Net Investment Income
    /(Loss) ......................       0.02         0.00          0.04       0.03  (0.06)      0.07         0.06    0.03      0.07
  Net Realized and Unrealized
    Gain/(Loss) on Securities ....     (0.03)       (0.05)        (0.03)       3.67    3.65      3.65         0.70    0.69      0.70
                                       ------       ------        ------       ----    ----      ----         ----    ----      ----
  Total from Investment
    Operations...................      (0.01)       (0.05)          0.01       3.70    3.59      3.72         0.76    0.72      0.77
                                       ------       ------          ----       ----    ----      ----         ----    ----      ----

Less Distributions:
  Dividends from Net Investment
     Income ......................     (0.02)         0.00        (0.04)     (0.05)    0.00    (0.07)       (0.06)  (0.03)    (0.07)
  Distributions from Capital Gains       0.00         0.00          0.00     (0.04)  (0.04)    (0.04)         0.00    0.00      0.00
                                       ------       ------        ------     ------  ------    ------       ------  ------    ------
  Total Distributions ............     (0.02)         0.00        (0.04)     (0.09)  (0.04)    (0.11)       (0.06)  (0.03)    (0.07)
                                       ------       ------        ------     ------  ------    ------

Net Asset Value, End
    of Period.....................     $14.28       $14.19        $14.28     $14.31  $14.24    $14.31       $10.70  $10.69    $10.70
                                       ======       ======        ======     ======  ======    ======       ======  ======    ======

Total Return (not reflecting sales
    load).........................     -0.03%       -0.35%         0.08%     34.72%  33.73%    34.97%        7.64%   7.23%     7.71%
                                       ======       ======         =====     ======  ======    ======        =====   =====     =====

Ratios/Supplemental Data:
  Net Assets, End of Period
   (000's)........................     $7,070       $7,954      $148,588     $5,740  $6,194  $133,714         $968  $1,362   $84,004
Ratio of Expenses Net of Waivers/
   Reimbursements to Average Net
   Assets**.......................      1.24%        1.99%         0.98%      1.26%   2.02%     1.04%        1.29%   2.03%     1.04%
Ratios of Expenses before Waivers/
    Reimbursements to Average Net
    Assets**......................      1.24%        1.99%         0.98%      1.26%   2.02%     1.04%        1.32%   2.06%     1.07%
Ratio of Net Investment Income to
Average Net Assets**..............      0.34%       -0.41%         0.64%      0.27%   0.48%     0.55%        0.63%   0.00%     0.79%

Portfolio Turnover Rate...........        78%          78%           78%        46%     46%       46%          44%     44%       44%

-------------------------------
*        Commencement of Operations June 1, 1994.
**       Figures for 1995 and for the six months ended October 31, 1996 are annualized.

                                                                    11


                                                              Centura Federal Securities Income Fund
                                     -----------------------------------------------------------------------------------------------
                                             Six Months Ended                          1996                           1995*
                                       October 31, 1996 (unaudited)
                                     ---------------------------------       -------------------------       -----------------------
                                     Class        Class         Class        Class     Class     Class       Class   Class     Class
                                       A            B             C            A         B         C           A       B         C
                                      ---          ---           ---          ---       ---       ---         ---     ---       ---

Net Asset Value, Beginning of
Period...........................    $10.01       $10.01        $10.01        $9.97    $9.97     $9.97      $10.00   $10.00   $10.00
                                     ------       ------        ------        -----    -----     -----      ------   ------   ------

Income from Investment
Operations:
  Net Investment Income
    /(Loss) .....................      0.28         0.25          0.30         0.57     0.50      0.60        0.52     0.45     0.54
  Net Realized and Unrealized
  Gain/(Loss) on Securities .....      0.09         0.09          0.09         0.04     0.04      0.04      (0.03)   (0.03)   (0.03)
                                       ----         ----          ----         ----     ----      ----      ------   ------   ------
  Total from Investment
     Operations .................      0.37         0.34          0.39         0.61     0.54      0.64        0.49     0.42     0.51
                                       ----         ----          ----         ----     ----      ----      ------     ----     ----

Less Distributions:
  Dividends from Net Investment
    Income ......................    (0.28)       (0.25)        (0.30)       (0.57)   (0.50)    (0.60)      (0.52)   (0.45)   (0.54)
  Distributions from Capital Gains     0.00         0.00          0.00        0.00     0.00       0.00        0.00     0.00     0.00
                                       ----         ----          ----       ------   ------    ------       -----  -------   -----
  Total Distributions ...........    (0.28)       (0.25)        (0.30)       (0.57)   (0.50)    (0.60)      (0.52)   (0.45)   (0.54)
                                     ------       ------        ------       ------   ------    ------      ------   ------

Net Asset Value, End
   of Period.....................    $10.10       $10.10        $10.10       $10.01   $10.01    $10.01       $9.97    $9.97    $9.97
                                     ======       ======        ======       ======   ======    ======       =====   ======    =====

Total Return (not reflecting sales
   load).........................     3.79%        3.45%         3.92%        6.20%    5.40%     6.47%       5.02%    4.32%    5.28%
                                      =====        =====         =====        =====    =====     =====       =====    =====    =====

Ratios/Supplemental Data:
  Net Assets, End of Period
    (000's)......................      $543         $208      $121,558         $526     $176  $109,775        $247     $118  $93,807
Ratio of Expenses Net of
Waivers/Reimbursements to
   Average Net Assets**..........     0.73%        1.39%         0.48%        0.85%    1.61%     0.61%       0.86%    1.61%    0.63%
Ratios of Expenses before
Waivers/Reimbursements to
   Average Net Assets**..........     0.73%        1.39%         0.48%        0.85%    1.61%     0.61%       0.89%    1.64%    0.66%
Ratio of Net Investment Income
to Average Net Assets**..........     5.63%        4.95%         5.89%        5.61%    4.84%     5.88%       5.58%    4.86%    5.97%

Portfolio Turnover Rate..........       41%          41%           41%          34%      34%       34%         42%      42%      42%



--------------------------

*        Commencement of Operations June 1, 1994.
**       Figures for 1995 and for the six months ended October 31, 1996 are annualized.

                                                                    12


                                                             Centura North Carolina Tax-Free Bond Fund
                                 ---------------------------------------------------------------------------------------------------
                                             Six Months Ended                         1996                            1995*
                                       October 31, 1996 (unaudited)
                                     -------------------------------         -----------------------        ------------------------
                                     Class       Class         Class         Class    Class    Class        Class     Class    Class
                                       A           B             C             A        B        C            A         B        C
                                      ---         ---           ---           ---      ---      ---          ---       ---      --

Net Asset Value, Beginning of
Period...........................    $10.04      $10.04       $10.04         $9.98    $9.98    $9.98        $10.00   $10.00   $10.00
                                     ------      ------       ------         -----    -----    -----        ------   ------   ------

Income from Investment
Operations:
  Net Investment Income
    /(Loss) .....................      0.23        0.20         0.24          0.42     0.34     0.44          0.39     0.32     0.41
  Net Realized and Unrealized
  Gain/(Loss) on  Securities ....      0.07        0.07         0.07          0.13     0.13     0.13        (0.02)   (0.02)   (0.02)
                                      -----       -----         ----          ----     ----     ----        ------   ------   ------
  Total from Investment
    Operations ..................      0.30        0.27         0.31          0.55     0.47     0.57          0.37     0.30     0.39
                                      -----       -----         ----          ----     ----     ----         -----     ----     ----

Less Distributions:
  Dividends from Net Investment
     Income .....................    (0.23)      (0.20)       (0.24)        (0.42)   (0.34)   (0.44)        (0.39)   (0.32)   (0.41)
  Distributions from Capital Gains    0.00        0.00         0.00         (0.07)   (0.07)   (0.07)         0.00     0.00     0.00
                                     ------     -------      -------        ------   ------   ------        ------   ------   ------
  Total Distributions ...........    (0.23)      (0.20)       (0.24)        (0.49)   (0.41)   (0.51)        (0.39)   (0.32)   (0.41)
                                     ------     -------      -------        ------   ------   ------        ------   ------   ------

Net Asset Value,
   End of Period.................    $10.11      $10.11       $10.11        $10.04   $10.04   $10.04         $9.98    $9.98    $9.98
                                     ======      ======       ======        ======  =======   ======         =====   ======    =====

Total Return (not reflecting sales
    load)........................     2.85%       2.51%        2.98%         5.50%    4.72%    5.78%         3.77%    3.09%    4.08%
                                      =====       =====        =====         =====    =====    =====         =====   ======    =====

Ratios/Supplemental Data:
  Net Assets, End of Period
  (000's)........................    $3,851        $429      $35,696        $3,927     $393  $37,009          $429     $275  $34,885
Ratio of Expenses Net of
Waivers/ Reimbursements to
   Average Net Assets............     0.69%       1.35%        0.44%         0.68%    1.44%    0.44%         0.42%    0.99%    0.41%
Ratios of Expenses before
Waivers/Reimbursements to
   Average Net Assets............     0.69%       1.35%        0.44%         1.04%    1.80%    0.80%         0.92%    1.49%    0.91%
Ratio of Net Investment Income
   to Average Net Assets.........     4.21%       3.55%        4.46%         3.98%    3.30%    4.32%         4.46%    3.89%    4.64%

Portfolio Turnover Rate..........       27%         27%          27%           80%      80%      80%          121%     121%     121%


--------------------------

*        Commencement of Operations June 1, 1994.
**       Figures for 1995 and for the six months ended October 31, 1996 are annualized.

                                                                    13

                                        Centura Equity Income Fund
                                 ----------------------------------------

                                              For the Period
                                             October 1, 1996*
                                                 through
                                       October 31, 1996 (unaudited)
                                 ----------------------------------------

                                     Class        Class        Class
                                       A            B            C
                                      ---          ---          ---
Net Asset Value, Beginning of
Period...........................   $10.00       $10.00       $10.00

Income from Investment
Operations:
  Net Investment Income
   /(Loss) ......................     0.02         0.02         0.02
  Net Realized and Unrealized
  Gain/(Loss) on  Securities ....     0.21         0.21         0.20
                                     -----        -----         ----
  Total from Investment
    Operations ..................     0.23         0.22         0.22
                                     -----        -----         ----

Less Distributions:
  Dividends from Net Investment
     Income .....................    (0.02)       (0.02)       (0.02)
  Distributions from Capital Gains    0.00         0.00         0.00
                                    -------      -------      ------
  Total Distributions ...........    (0.02)       (0.02)       (0.02)
                                    -------      -------      -------

Net Asset Value,
   End of Period.................   $10.21       $10.21       $10.20
                                    ======       ======       ======

Total Return (not reflecting sales
    load)........................    2.19%        2.19%        2.19%
                                     =====        =====        =====

Ratios/Supplemental Data:
  Net Assets, End of Period
  (000's)........................      $95          $20      $51,094
Ratio of Expenses Net of
Waivers/ Reimbursements to
   Average Net Assets**..........    0.71%        0.45%        0.72%
Ratios of Expenses before
Waivers/Reimbursements to
   Average Net Assets**..........    0.71%        0.45%        0.72%
Ratio of Net Investment Income
   to Average Net Assets**.......    1.46%        0.58%        2.15%

Portfolio Turnover Rate..........       7%           7%           7%


--------------------------

*        Commencement of Operations
**       Annualized

                                    THE FUNDS

         Each Fund is a separate diversified investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the Company, which was organized under the laws of the State of Maryland on March 1, 1994 as an open-end, management investment company. Centura Equity Income Fund and Centura Southeast Equity Fund were established as new portfolios of the Company on August 28, 1996 and __________, 1997, respectively. The Company's Board of
Directors oversees the overall management of the Funds and elects the Funds' officers.

         Centura Equity Growth Fund. Investors seeking long-term growth of capital and for whom current income is not an objective should consider investing in Centura Equity Growth Fund.

         The investment objective of Centura Equity Growth Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock. The Adviser uses fundamental analysis to select stocks for the Fund's portfolio and the Fund will invest primarily in stocks of established growth companies that are undervalued relative to their industry or to their historical valuation ranges. However, the Adviser may also invest in companies which it believes have improving prospects whose equity securities are currently selling below their estimated intrinsic value. In addition, out-of-favor growth cyclicals may be used if the adviser anticipates a sustainable earnings recovery for these companies. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through American Depository Receipts ("ADRs"). Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities and convertible securities. However, the Fund may invest without limit in debt instruments for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1,000,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. Although the Fund's investments in such debt securities and in convertible and preferred stock will generally be rated A, A-1, or better by Standard & Poor's Corporation ("S&P") or A, Prime-1 or better by Moody's Investors Service, Inc. ("Moody's"), or deemed of comparable quality by the Adviser, the Fund is authorized to invest up to 15% of its assets in securities rated as low as BBB by S&P or Baa by Moody's, or deemed of comparable quality by the Adviser. Securities rated BBB or Baa, or deemed equivalent to such securities, may have speculative characteristics. See "Risks of Investing in the Funds." If any security held by the Fund is downgraded below BBB/Baa (or so deemed by the Adviser), the securities will generally be sold unless it is determined that such sale is not in the best interest of the Fund. The Fund will invest in no securities rated below BBB or Baa.

     Centura Equity Income Fund. Investors seeking long-term growth and income should consider an investment in Centura Equity Income Fund.

         The investment objective of Centura Equity Income Fund is to provide long-term capital appreciation and income. This Fund invests primarily in dividend-paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures. In managing this Fund, the Adviser uses fundamental analysis to select stocks for the Fund's portfolio. The Fund will invest primarily in the stocks of established companies with above average dividend yields and/or prospects for increasing dividends. However, the Adviser may also select stocks (or convertible securities) of companies that it believes offer special appreciation opportunities because they are undervalued in the marketplace based on such factors as price/earnings ratios or the ratio of stock price to the company's inherent asset value, book value, cash flow or underlying franchise value. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities and convertible securities and at least 65% of such assets will be invested in income producing securities. However, for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant, the Fund may invest without limit in debt instruments of the same types, and subject to the same conditions, as Centura Equity Growth Fund under such circumstances.

     Centura Federal Securities Income Fund. Investors seeking relatively high current income from a portfolio of U.S. Government securities should consider investing in Centura Federal Securities Income Fund.

         The investment objective of Centura Federal Securities Income Fund is to provide high current income consistent with relative stability of principal and safety. It pursues this objective by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities with maximum maturities of 10 years. These securities typically display greater price stability and safety than debt securities of longer duration and lower quality, although the latter generally offer higher income. In addition to limiting the maturity of its portfolio securities, the Fund attempts to moderate principal fluctuations by generally investing at least 70% of its portfolio in direct obligations of the U.S. Treasury, with no more than 30% in securities of U.S. Government agencies and instrumentalities, and by using a modified "laddering" approach to structuring the Fund's portfolio -- i.e., by investing in securities with different maturities and adjusting their relative proportions, as well as the maximum and average maturity of its portfolio securities, to adapt to various market conditions. Using this approach, the Fund hopes both to capture a high proportion of the currently available return on fixed income securities and to limit volatility.

         To permit desirable flexibility, the Fund has authority to invest in corporate debt securities rated A or better by S&P or Moody's (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1,000,000,000; and repurchase agreements with respect to securities in which the Fund is authorized to invest.

         Centura North Carolina Tax-free Bond Fund. Investors seeking dividend income that is generally free of regular federal and North Carolina personal income taxes should consider investing in the Centura North Carolina Tax-Free Bond Fund.

         The investment objective of Centura North Carolina Tax-Free Bond Fund is relatively high current income that is free of both regular federal and North Carolina personal income tax, together with relative safety of principal. This Fund invests primarily in a portfolio of obligations issued by the state of North Carolina, its political subdivisions, and their agencies and instrumentalities, the income from which, in the opinion of the issuer's bond counsel, is exempt from regular federal and North Carolina personal income taxes ("North Carolina Municipal Obligations"). By limiting the Fund's average portfolio maturity to between 5 and 10 years, with a maximum maturity for any portfolio security of 15 years, the Fund seeks to capture a high proportion of the currently available return on North Carolina Municipal Obligations while providing greater safety of principal than would be available from longer term municipal securities. It also seeks to moderate price fluctuations by diversifying its investments among different municipal issuers and by limiting its investments to securities of high quality.

         The Fund seeks to provide income that is fully free from regular federal and North Carolina personal income taxes, as well as from the federal alternative minimum tax. To provide the flexibility to deal with a variety of market circumstances, however, the Fund has limited authority (a) to invest in municipal obligations of other states ("Municipal Obligations"), the income from which would not be free from North Carolina personal income tax, (b) to invest up to 10% of its assets in Municipal Obligations subject to the federal alternative minimum tax ("AMT Obligations"), and (c) to invest up to 20% of its assets in AMT Obligations plus cash reserves and other obligations producing taxable income, including obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit, bankers' acceptances and other short-term debt obligations of U.S banks with total assets of at least $1,000,000,000; commercial paper rated A-1 or better by S&P or Prime- 1 or better by Moody's (or deemed by the Adviser to be of comparable quality); and repurchase agreements relating to underlying securities in which the Fund is authorized to invest. For temporary defensive purposes when the Adviser has determined that abnormal market and economic conditions so warrant the Fund may invest up to 50% of its assets in investments producing taxable income and AMT Obligations. Any distributions by the Fund of capital gains and other income that are not distributions designated by the Fund as "exempt-interest dividends" will normally be subject to federal, state and, in some cases, local tax. As a fundamental policy, during periods of normal market conditions, at least 80% of the Fund's net assets will be invested in securities the interest income from which is exempt from the regular federal income tax. Additionally, under normal circumstances, (a) at least 65% of the value of the Fund's total assets will be invested in "bonds" -- i.e., debt obligations with a duration of at least one year from the date of issue, and (b) at least 65% of the value of the Fund's total assets will be invested in bonds that are North Carolina Municipal Obligations. Tax advisers should be consulted regarding tax effects for particular investors.

         The Fund's quality criteria require that the Fund purchase Municipal Obligations rated A, SP-1 or better by S&P or A, MIG-1 or better by Moody's; commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's; corporate debt securities rated A or better by S&P or Moody's (or debt securities given equivalent ratings by at least two other nationally recognized statistical rating organizations ("NRSROs")) or, if any of such securities are not rated, that they be of comparable quality in the Adviser's opinion. For more information on Municipal Obligations and North Carolina Municipal Obligations, see "Description of Securities and Investment Practices" and "Risks of Investing in the Funds."

         In determining to invest in a particular Municipal Obligation, the Adviser will rely on the opinion of bond counsel for the issuer as to the validity of the security and the exemption of interest on such security from federal and relevant state income taxes, and the Adviser will not make an independent investigation of the basis for any such opinion.

         Centura Southeast Equity Fund. Investors seeking long-term growth of capital through investment in companies of the southeastern United States should consider investing in Centura Southeast Equity Fund.

         The investment objective of Centura Southeast Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common and preferred stocks and securities convertible with common stock of companies headquartered or with substantial operations in the southeastern region of the United States. The southeastern region includes Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee, Texas and Virginia.

         The Adviser uses fundamental analysis to select stocks of issuers that are undervalued relative to their industry or their historical valuation ranges. However, the Adviser may also invest in companies which it believes have improving prospects, whose equity securities are selling below their estimated intrinsic value. In addition, out-of-favor cyclicals may be purchased if the Adviser anticipates a sustainable earnings recovery for these companies. Under normal market conditions, at least 65% of the Fund's assets will be invested in securities of southeastern issuers, and at least 65% of its assets will be invested in equity securities or securities convertible into equity securities. Under normal market conditions, the Adviser anticipates investing a majority of the Fund's assets in securities of small to medium sized companies. Subject to the foregoing, the Fund also has authority to invest in equity and debt securities of non-southeastern issuers and non-U.S. issuers. Its investments in non-U.S. issuers will generally be in the form of American Depository Receipts ("ADRs"). For temporary defensive purposes during abnormal market or economic conditions, the Fund may invest without limit in debt instruments of the same type, and subject to the same conditions, as Centura Equity Growth Fund under such circumstances.

Other Investment Policies of the Funds

          Each of the Funds may also invest up to 5% of its total assets in another investment company, not to exceed 10% of the value of its total assets in the securities of other investment companies. Taxable distributions earned from other investment companies will, likewise, represent taxable income to a Fund. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in mutual funds other than the Funds. Each of the Funds has authority, which it does not presently intend to exercise, to invest in futures and options contracts and to lend its portfolio securities. For information concerning these practices, see "Investment Policies" in the SAI.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

         U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies are supported by the full faith and credit of the United States or by U.S. Treasury guarantees, such as mortgage-backed certificates issued by the Government National Mortgage Association; others, such as obligations of the Federal Home Loan Banks, Federal Farm Credit Bank, Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal Land
Bank, are guaranteed by the right of the issuer to borrow from the U.S. Treasury; others, such as obligations of the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as obligations of the Student Loan Marketing Association and the Tennessee Valley Authority, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

         Bank Obligations (All Funds). These obligations include negotiable certificates of deposit and bankers' acceptances. The Funds limit their bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation.

         Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities.

     Corporate Debt Securities (All Funds). A Fund's investments in corporate debt securities are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the previously disclosed minimum ratings and maturity criteria established for the Fund under the direction of the Board of Directors and the Fund's Adviser or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. See "The Funds."

         Repurchase Agreements (All Funds). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. These agreements permit the Funds to earn income for periods as short as overnight. Repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked-to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the Adviser, present minimal credit risks in accordance with guidelines adopted by the Board of Directors. In the event of default by the seller under the repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.

         Loans of Portfolio Securities (All Funds). To increase current income each Fund may lend its portfolio securities worth up to 5% of that Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. For further information, see the SAI.

         Variable and Floating Rate Demand and Master Demand Notes (All Funds). The Funds may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The repurchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% of that Fund's net assets.

         The Funds may also buy variable rate master demand notes. The terms of these obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for commercial paper obligations.

         Forward Commitments and When-issued Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). A Fund may purchase when-issued securities and make contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Fund holds, and maintains until the settlement date in a segregated account cash, U.S. Government securities or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued basis and forward commitments involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund's assets. Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, that Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales.

         Mortgage-related Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Centura North Carolina Tax-Free Bond Fund may invest only in those mortgage pass-through securities whose payments are tax-exempt. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the "CPR"), or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related securities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by a Fund would tend to drop and the portfolio-weighted average life of such securities held by a Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these circumstances, a Manager may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         A Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. CMOs may be issued by government and nongovernmental entities. Some CMOs are debt obligations of FHLMC issued in multiple classes with different maturity dates secured by the pledge of a pool of conventional mortgages purchased by FHLMC. Other types of CMOs are issued by corporate issuers in several series, with the proceeds used to purchase mortgages or mortgage pass-through certificates. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "Investment Restrictions" in the SAI.

         Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different from the stated maturity of the security.

         It is anticipated that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities, but no investments will be made in such securities until the Fund's prospectus and/or SAI have been revised to reflect such securities.

         Other Asset-backed Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). Other asset-backed securities (unrelated to mortgage loans) are developed from time to time and may be purchased by a Fund to the extent consistent with its investment objective and policies, but only after disclosure reflecting such securities has been added to the Fund's prospectus and/or SAI.

         Foreign Securities (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). These Funds may invest in securities represented by American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholders. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In addition, in an unsponsored ADR program, there may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. For more information, see "Risks of Investing in the Funds."

         Forward Foreign Currency Transactions (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). These Funds may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. These contracts, which involve costs, permit a Fund to purchase or sell a specific amount of a particular currency at a specified price on a specified future date. A Fund will realize a benefit from this type of contract only to the extent that the relevant currencies move as anticipated. If the currencies do not move as anticipated, the contracts may cause greater loss to a Fund than if they had not been used. See the SAI for further information concerning forward foreign currency transactions.

         Futures Contracts and Options (All Funds). The Funds may purchase and sell futures contracts on securities, currencies, and indices of securities, and write and sell put and call options on securities, currencies and indices of securities as a hedge against changes in interest rates, stock prices, currency fluctuations and other market developments, provided that not more than 5% of a Fund's net assets are committed to margin deposits on futures contracts and premiums for options. See the SAI for further information about futures and options. See "Risks of Investing in the Funds" for a discussion of risks related to investing in futures and options.

         Municipal Obligations (Centura North Carolina Tax-Free Bond Fund). The Fund may invest in securities issued by states, their political subdivisions and agencies and instrumentalities of the foregoing, the income from which, in the opinion of bond counsel for the issuer, is exempt from regular income taxes by the federal government and state of the issuing entity ("Municipal Obligations"). Such Municipal Obligations include municipal bonds, floating rate and variable rate Municipal Obligations, participation interests in municipal bonds, tax-exempt asset-backed certificates, tax-exempt commercial paper, short-term municipal notes, and stand-by commitments. It may be anticipated that governmental, government-related or private entities will create other tax-exempt investments in addition to those described above. As new types of tax-exempt vehicles are developed, the Adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such types of Municipal Obligations, but will not make such investments until they are reflected in the Fund's prospectus and/or SAI. The Fund will purchase only Municipal Obligations rated A, SP-1 or better by S&P or A, MIG-1 or better by Moody's (or given equivalent ratings by another NRSRO) or, if the securities are not rated, are of comparable quality in the Adviser's opinion. Municipal Obligations in which the Fund may invest include "general obligation" and "revenue" securities. General obligation securities are backed by the issuer's full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited in terms of rate or amount or special assessments. Revenue securities are secured primarily by net revenues generated by a particular facility or group of facilities, or by the proceeds of a special excise or other specific revenue source. Additional security may be provided by a debt service reserve fund. Municipal bonds include industrial development bonds ("IDBs"), moral obligation bonds, put bonds and private activity bonds ("PABs"). PABs generally relate to the financing of a facility used by a private entity or entities. The credit quality of such bonds is usually directly related to that of the users of the facilities. The interest on most PABs is an item of tax preference for purposes of the federal alternative minimum tax and Fund distributions attributable to such interest likewise, constitute an item of tax preference. For information on the risks related to the Fund's concentration in North Carolina Municipal Obligations, see "Risks of Investing in the Funds."

         Municipal  Lease  Obligations  (Centura  North  Carolina  Tax-Free Bond
Fund). The Fund may invest in municipal lease obligations including certificates of participation ("COPs"), which finance a variety of public projects. Because of the way these instruments are structured, they may carry a greater risk than other types of Municipal Obligations. The Fund may invest in lease obligations only when they are rated by a rating agency or, if unrated, are deemed by the Adviser, to be of a quality comparable to the Fund's quality standards. With respect to any such unrated municipal lease obligations in which the Fund invests, the Company's Board of Directors will be responsible for determining their credit quality, on an ongoing basis, including assessing the likelihood that the lease will not be canceled. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, the Adviser will evaluate the credit quality and, pursuant to guidelines adopted by the Directors, the liquidity of the security. In making its evaluation, the Adviser will consider various credit factors, such as the necessity of the project the municipality's credit quality, future borrowing plans, and sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity. For further discussion regarding municipal lease obligations, see "Risks of Investing in the Funds" in this Prospectus and "Investment Policies" in the SAI.

         Stand-by Commitments (Centura North Carolina Tax-Free Bond Fund). The Fund may acquire "stand-by commitments," which will enable it to improve its portfolio liquidity by making available same-day settlements on sales of its securities. A stand-by commitment gives the Fund, when it purchases a Municipal Obligation from a broker, dealer or other financial institution ("seller"), the right to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." The Fund may acquire stand-by commitments solely to facilitate portfolio liquidity and not to protect against changes in the market price of the Fund's portfolio securities. The exercise by the Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

         The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

         It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Directors will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         There is no assurance that stand-by commitments will be available to the Fund nor does the Fund assume that such commitments would continue to be available under all market conditions.

         Third Party Puts (Centura North Carolina Tax-Free Bond Fund). The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement. In the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically. The risk to the Fund in this case will be that of holding a long-term bond which would tend to lengthen the weighted average maturity of the Fund's portfolio.

         These bonds coupled with puts may present tax issues also associated with stand-by commitments. As with any stand-by commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any Municipal Obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such Municipal Obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

         Participation Interests (Centura North Carolina Tax-Free Bond Fund). The Fund may purchase from banks participation interests in all or part of specific holdings of Municipal Obligations. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Fund's Adviser has determined meets the prescribed quality standards of the Fund. Thus either the credit of the issuer of the Municipal Obligation or the selling bank, or both, will meet the quality standards of the Fund. The Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the Municipal Obligation plus accrued interest, but only (a) as required to provide liquidity to the Fund, (b) to maintain a high quality investment portfolio or (c) upon a default under the terms of the Municipal Obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Adviser that interest earned by the Fund on Municipal Obligations on which it holds participation interests is exempt from federal income tax.

                             INVESTMENT RESTRICTIONS

The following restrictions are applicable to each of the Funds, except as otherwise indicated.

         (1) No Fund may, with respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of such assets in the securities or instruments of any one issuer, except securities or instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (2) No Fund may purchase securities or instruments which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in securities or instruments of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities.

         (3) No Fund may borrow money, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes. A Fund will make no purchases if its outstanding borrowings exceed 5% of its total assets.

         (4) No Fund may make loans, except that a Fund may (a) lend its portfolio securities, (b) enter into repurchase agreements with respect to its portfolio securities, and (c) purchase the types of debt instruments described in this Prospectus or the SAI.

         For purposes of investment restriction number (1), Centura North Carolina Tax-Free Bond Fund considers a Municipal Obligation to be issued by the government entity (or entities) whose assets and revenues back the Municipal Obligation. For a Municipal Obligation backed only by the assets and revenues of a nongovernmental user, such user is deemed to be the issuer; such issuers to the extent their principal business activities are in the same industry, are also subject to investment restriction (2). For purposes of investment restriction (2), public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities.

         The foregoing investment restrictions and those described in the SAI as fundamental are policies of each Fund which may be changed with respect to that Fund only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described under "Other Information -- Voting."

         Additionally, as a non-fundamental policy, no Fund may invest more than 15% of the aggregate value of its net assets in investments which are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice).

         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                         RISKS OF INVESTING IN THE FUNDS

         The price per share of each of the Funds will fluctuate with changes in the value of the investments held by the Fund. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

         Foreign Securities (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objective may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy. Although a Fund may engage in forward foreign currency transactions and foreign currency options to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar, there is no assurance that these techniques will be successful. See "Description of Securities and Investment Practices" and below for additional information about these kinds of transactions.

         Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

         Through the Funds' flexible policies, the Adviser endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it may place the Funds' investments. See the SAI for information about foreign securities.

         Zero Coupon and Pay-in-Kind Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond
Fund). Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

         North Carolina Municipal Obligations (Centura North Carolina Tax-Free Bond Fund). Because this Fund will concentrate its investments in North Carolina Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of North Carolina issuers to pay interest on or to repay the principal of their debt obligations. Thus, the net asset value of the shares may be particularly impacted by the general economic situation within North Carolina. The concentration of the Fund's investments in a single state may involve greater risk than if the Fund invested in Municipal Obligations throughout the country, due to the possibility of an economic or political development which could uniquely affect the ability of issuers to meet the debt obligations of the securities.

         The economy of North Carolina is supported by industry, agricultural products, and tourism, with the largest segment of its work force employed in manufacturing. From 1980 to 1993, the state's per capita income grew 133.8%, from $7,999 to $18,702. The state has the nation's tenth highest population, and its unemployment rate in March, 1995 was 3.9% of the labor force (versus a national rate of 5.5%). The state's labor force grew 26.4% between 1980 and 1994, while its complexion shifted from agriculture to the production of goods and services. In 1993, North Carolina nevertheless ranked tenth in the nation in gross agricultural income. Although 20% of its agricultural income comes from tobacco, 34% comes from a diversified poultry industry and the remainder from a relatively large variety of other agricultural plant and animal products. North Carolina is the third most diversified state in the country in terms of its agriculture.

         Obligations of issuers of North Carolina Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the North Carolina legislature or by referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its North Carolina Municipal Obligations may be materially affected. Additional considerations relating to the risks of investing in North Carolina Municipal Obligations are presented in the SAI.

         Municipal  Lease  Obligations  (Centura  North  Carolina  Tax-Free Bond
Fund). Municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. For more information on risks of municipal lease investments, see the SAI.

         Risks of Options Transactions (All Funds). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

         Risks of Foreign Currency Options (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Funds will not speculate in options on foreign currencies.

         There is no assurance that a liquid secondary market will exist for any particular foreign currency option, or at any particular time. In the event no liquid secondary market exists. it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

         Risks of Futures and Related Options Transactions (All Funds). There are several risks associated with the use of futures contracts and options on futures contracts. While a Fund's use of futures contracts and related options for hedging may protect a Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or securities prices. There can be no guarantee that the Adviser's forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from the skills required to manage other assets in a Fund's portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Fund's return might have been better had hedging not been attempted.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk of loss to a Fund from a futures transaction is unlimited. Therefore, although the Funds have authority to engage in futures transactions, they have no present intention to do so and will engage in such transactions only when disclosure to that effect has been added to the Prospectus.

         A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. A Fund will not enter into a futures contract if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures options positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the Fund's total assets.

         The Funds may trade futures contracts and options on futures contracts on U.S. domestic markets and, for Centura Equity Growth Fund and Centura Equity Income Fund, also on exchanges located outside of the United States. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Fund could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

         Risks of Forward Foreign Currency Contracts (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). The precise matching of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

         Risks Of Concentrating Investments In Southeastern Issuers (Centura Southeast Equity Fund). Because Centura Southeast Equity Fund will normally invest primarily in equity securities of southeastern issuers, its portfolio will be more vulnerable to negative economic developments and natural disasters affecting the region than a fund with a more geographically diversified portfolio. There can, of course, be no assurance that southeastern issuers will outperform, or perform as well as, issuers of other regions, and there can be no assurance that southeastern issuers whose securities are held by the Fund will outperform, or perform as well as, those of the region generally, other issuers of the region, or issuers of any other U.S. or foreign region.


                             MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Directors. The Directors are Leslie H. Garner, Jr., James H. Speed, Jr., Frederick E. Turnage, Lucy Hancock Bode and J. Franklin Martin. Additional information about the Directors, as well as the Company's executive officers, may be found in the SAI under the heading "Management -- Directors and Officers."

The Adviser: Centura Bank

         Centura Bank, 131 North Church Street, Rocky Mount, North Carolina 27802, is a member bank of the Federal Reserve System. Centura Bank and its parent, Centura Banks, Inc., were formed in 1990 through a merger of two other Rocky Mount, North Carolina bank holding companies and their subsidiary banks.

         For the advisory services it provides the Funds, the Adviser receives from each Fund fees, payable monthly based on average daily net assets, at an annual rate based on the Fund's average net assets. Fees are 0.70% for Centura Equity Growth Fund, 0.70% for Centura Equity Income Fund, 0.30% for Centura Federal Securities Income Fund, 0.35% for Centura North Carolina Tax-Free Bond Fund and 0.70% for Centura Southeast Equity Fund. The Adviser also serves as Custodian for the Funds' assets, for which it receives additional fees. For the fiscal year ended April 30, 1996, the Adviser received $802,888 in Advisory fees from the Equity Growth Fund and $312,098 from the Federal Securities Income Fund. The advisory fees for the North Carolina Tax-Free Bond Fund amounted to $138,274, however, the Adviser waived $99,774.

         Frank Jolley has primary responsibility for management of the Centura Equity Income Fund and the Centura Equity Growth Fund. Mr. Jolley has over 17 years experience in investments and financial analysis. He graduated from the University of North Carolina with a Bachelor of Science in business administration. Mr. Jolley began his investment career with Dean Witter Reynolds in retail sales and later served as a branch manager for a regional securities firm. Primary duties at Centura have included the management of common and collective funds along with personal trust and pension fund investment responsibilities. In August 1996, Mr. Jolley was named Chief Investment Officer of Centura's asset management area. As Chief Investment Officer, his duties include oversight of all Centura's mutual funds. Mr. Jolley is a Chartered Financial Analyst and a member of the North Carolina Society of Financial Analysts where he currently serves as the Secretary and member of the Board.

         Robert D. Marsh serves as portfolio manager for Centura North Carolina Tax-Free Bond Fund. He previously managed the North Carolina Tax-Free common trust fund before the conversion to the Centura North Carolina Tax-Free Bond Fund in June 1994. Mr. Marsh has over 34 years' experience in Trust investments, portfolio management, and Trust administration. He graduated from Ball State University with a Bachelor of Science degree in accounting. Mr. Marsh began his Trust career at American National Bank and Trust Company in Indiana in Trust administration and portfolio management. Mr. Marsh's other duties at Centura Bank include the management of personal trust and pension account investment responsibilities.

     Lawrence R. Allen serves as portfolio manager for Centura Federal Securities Income Fund. He previously managed the Federal Securities common trust fund before the conversion to the Centura Federal Securities Income Fund in June 1994. Mr. Allen has 3 years experience in investments and portfolio management. He graduated from Campbell University with a Bachelor in Business Administration and a Trust Management certificate. Mr. Allen began his investment career with United Carolina Bank in Trust Investments. Mr. Allen's other duties at Centura include the management of personal trust and pension account investment responsibilities.

     Daniel Cole serves as portfolio manager for Centura Southeast Equity Fund. Mr. Cole joined Centura Bank in November, 1996 where he has previously managed the Centura Southeast Common Trust Funds and has personal and pension fund investment responsibilities. Mr. Cole has four years experience in investments and portfolio management. He began his investment career with Southern National Bank in Winston-Salem, North Carolina as an investment analyst and portfolio manager in Trust Investments. In 1995, Mr. Cole joined Central Carolina Bank in Durham, North Carolina as a portfolio manager and trust investment officer where he was primarily responsible for personal trust and endowment fund investment management. He graduated from Guilford College in Greensboro, North Carolina with a Bachelor of Science degree and from Virginia Polytechnic Institute and State University in Blacksburg, Virginia with an M.B.A. in Finance. Mr. Cole is a level III Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

The Distributor

         Centura Funds Distributor, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, BISYS, and was formed specifically to distribute the Funds.

         Each of the Funds has adopted a service and distribution plan ("Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

         Class A Plans. The Class A Plans provide for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fee may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. The Distributor may also retain portions of the sales charges paid on Class A shares. The Funds' limited 12b-1 fees for Class A shares to 0.25% during its past fiscal year and will continue to do so for its current fiscal year. For the period year ended April 30, 1996, the Distributor received $7,215, $888 and $5,259 for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively, pursuant to Class A Plans.

         Class B Plans. The Class B Plans provide for payments by each Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. For the current fiscal year, the Distributor has agreed to limit fees for Class B shares of Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund to 0.75%. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

         Although Class B shares are sold without an initial sales charge, the Distributor pays a sales commission equal to 4.00% of the amounts invested in Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund and 2.50% of the amounts invested in each of the other Funds to securities dealers and other financial institutions who sell Class B shares. The Distributor may, at times, pay sales commissions higher than the above on sales of Class B shares. These commissions are not paid on exchanges from other Funds and sales to investors for whom the CDSC is waived. For the fiscal year ended April 30, 1996, the Distributor received $33,942, $1,696 and $3,168 for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively, pursuant to Class B Plans.

         Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain shareholder service or distribution activities. Subject to overall limits applicable to each class, selling dealers may be paid amounts totalling up to 0.50% of the value of average daily net assets of Fund shares annually. Amounts received by the Distributor may, additionally, subject to the Plan maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Directors determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

Service Organizations

         Payments may be made by the Funds or by the Adviser to various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") for providing administrative services for the Funds and their shareholders, such as maintaining shareholder records, answering shareholder inquiries and forwarding materials and information to shareholders. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the shares of either class owned by shareholders with whom the Service Organization has a servicing relationship.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state regulations relating to the possible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

The Administrator and Sponsor

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 acts as Sponsor and Administrator of the Company. BISYS, headquartered in Little Falls, New Jersey, supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and recordkeeping services in partnership with banking institutions and investment management companies. From the Company's inception to January 1, 1997, Furman Selz LLC ("Furman Selz") acted as the Company's Sponsor and Administrator. Furman Selz transferred its mutual fund business to BISYS pursuant to a definitive agreement announced June 28, 1996.

         Pursuant to an Administration Agreement with the Company, BISYS provides certain management and administrative services necessary for the Funds' operations including: (a) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Adviser, custodian, independent accountants and legal counsel; (b) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (c) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Directors; and (d) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, the Administrator receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Prior to January 1, 1996, Furman Selz LLC served as the Funds' Administrator under a contract substantially similar to the Administration Agreement with BISYS. For the fiscal year ended April 30, 1996, Furman Selz received $172,047 and $156,049 in administrative services fees from the Equity Growth Fund and the Federal Securities Income Fund, respectively. Furman Selz was entitled to $59,260 but waived $42,761 in fees from the North Carolina Tax-Free Bond Fund. Since the Company's commencement, Furman Selz also acted as the Funds' transfer and fund accounting agent and effective January 1, 1997, BISYS now acts in that capacity (for which it receives a fee of $15 per account per year, plus out-of-pocket expenses) and provides assistance in calculating the Funds' net asset values and provides other accounting services for the Funds (for an annual fee of $30,000 per Fund plus out-of-pocket expenses). For the fiscal year ended April 30, 1996, Furman Selz, the Transfer Agent for that fiscal period, earned $38,623, $7,326 and $6,452 in transfer agent fees for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively. Furman Selz also earned $32,848, $33,981 and $41,369 in fund accounting fees for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively, for the same period.

Other Expenses

         Each Fund bears all costs of its operations other than expenses specifically the responsibility of the Administrator, the Adviser or other service providers. In addition to service providers described above, the costs borne by the Funds, some of which may vary among the classes, as noted above, include: legal and accounting expenses; Directors' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparing and distributing reports, proxy statements and prospectuses to existing shareholders. Each Fund bears its own expenses associated with its establishment as a portfolio of the Company; these expenses are amortized over a five-year period from the commencement of a Fund's operations. Company expenses directly attributable to a Fund or class are charged to that Fund or class; other expenses are allocated proportionately among all of the Funds and classes in the Company in relation to the net assets of each Fund and class.

                             PRICING OF FUND SHARES

Class A Shares

         Orders for the purchase of Class A shares will be executed at the net asset value per share of that class next determined after an order has been received, plus any applicable sales charge (the "public offering price"). The sales charge on purchases of Class A shares of the Funds is as follows:

                                                                                                              Amount of Sales
                                                                                                            Charge Reallowed to
                                                                  Sales Charge as a Percentage of               Dealers as a
                                                                                                                 Percentage
                                                                                                                 of Public
                                                                                                              Offering Price*

                                                           ----------------------------------------------

                                                                    Public              Net Amount
                                                                Offering Price           Invested

Class A Shares -- Centura Equity
Growth Fund , Centura Equity Income
Fund and Centura Southeast Equity Fund
Amount of Investment

Less than $50,000                                                    4.50%                 4.71%                   4.50%

$50,000 but less than $100,000                                       4.00%                 4.17%                   4.00%

$100,000 but less than $250,000                                      3.50%                 3.63%                    3.50%

$250,000 but less than $500,000                                      2.50%                 2.56%                   2.50%

$500,000 but less than $1,000,000                                    1.50%                 1.52%                    1.50%

$1,000,000 and over                                                 0.00%**               0.00%**               (See below)


Class A Shares -- Centura Federal
Securities Income Fund and Centura
North Carolina Municipal Bond Fund
Amount of Investment

Less than $50,000                                                    2.75%                 2.83%                    2.75%

$50,000 but less than $100,000                                       2.50%                 2.56%                   2.50%

$100,000 but less than $250,000                                      2.25%                 2.30%                    2.50%

$250,000 but less than $500,000                                      1.75%                 1.78%                    1.75%

$500,000 but less than $1,000,000                                    1.00%                 1.01%                    1.00%

$1,000,000 and over                                                0.00%***               0.00%***               (See below)


* The staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

 ** A 1.00% CDSC will be assessed on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
*** A 0.75% CDSC will be assessed on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).


         Although no sales charge is applied to purchases of $1,000,000 or more, Centura Funds Distributor, Inc. may pay the following dealer concessions for such purchases: for Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund, up to 1.00% on purchases of $1,000,000 to $1,999,999, plus an additional 0.75% on amounts from $2,000,000 to $2,999,999, plus an additional 0.50% on amounts from $3,000,000 to $9,999,999, plus an additional 0.25% for amounts of $10,000,000 or more; for Centura Federal
Securities Income Fund and Centura North Carolina Tax-Free Bond Fund, up to 0.75% on purchases of $1,000,000 to $1,999,999, plus an additional 0.50% on amounts from $2,000,000 to $4,999,999, plus an additional 0.25% on amounts of $5,000,000 or more.

         The sales charge will not apply to purchases of Class A shares by: (a) trust, investment management and other fiduciary accounts managed by the Adviser pursuant to a written agreement; (b) any person purchasing shares with the proceeds of a distribution from a trust, investment management or other fiduciary account managed by the Adviser pursuant to a written agreement; (c) BISYS or any of its affiliates; (d) Directors or officers of the Funds; (e) directors or officers of BISYS or the Adviser, or affiliates or bona fide full-time employees of any of the foregoing who have acted as such for not less than 90 days (including members of their immediate families and their retirement plans or accounts); or (f) retirement accounts or plans (or monies from retirement accounts or plans) for which there is a written service agreement between the Company and the plan sponsor, so long as such shares are purchased through the Funds; or (g) any person purchasing shares within an approved asset allocation program sponsored by a financial services organization. The sales charge also does not apply to shares sold to representatives of selling brokers and members of their immediate families. In addition, the sales charge does not apply to sales to bank trust departments, acting on behalf of one or more clients, of shares having an aggregate value equal to or exceeding $200,000.

         For purchases of $250,000 or more, the Funds believe that it is preferable for an investor (other than an institutional investor eligible to purchase Class C shares) to purchase Class A rather than Class B shares. This belief is based on an assessment of the relative costs of the two classes, including applicable sales charge or CDSC and Service and Distribution Fees. Accordingly, the Funds have adopted guidelines directing authorized brokers, investment advisers and Service Organizations that purchases of $250,000 or more by their non-institutional clients should be of Class A shares. The Funds reserve the right to vary these guidelines at any time.

Class B Shares

         The Funds offer their Class B shares at their net asset value next determined after a purchase order has been received. No sales charge is imposed at the time of purchase. A CDSC is, however, imposed on certain redemptions of Class B shares. See "Redemption of Fund Shares" for more information on the CDSC. On the seventh anniversary of their purchase date, Class B shares automatically convert to Class A shares. See "Management of the Funds -- the Distributor."

         See "Dividends, Distributions and Federal Income Taxation," for an explanation of circumstances in which a sales charge paid to acquire shares of a mutual fund may not be taken into account in determining gain or loss on the disposition of those shares.

 Quantity Discounts in the Sales Charges

Right of Accumulation

         The Funds permit sales charges on Class A shares to be reduced through rights of accumulation. For Class A shares, the schedule of reduced sales charges will be applicable once the accumulated value of the account has reached $50,000. For this purpose, the dollar amount of the qualifying concurrent or subsequent purchase is added to the net asset value of any other Class A shares of those Funds in the Company owned at the time by the investor. The sales charge imposed on the Class A shares being purchased will then be at the rate applicable to the aggregate of Class A shares purchased. For example, if the investor held Class A shares of these Funds valued at $100,000 and purchased an additional $20,000 of shares of these Funds (totalling an investment of $120,000), the sales charge for the $20,000 purchase would be at the next lower sales charge on the schedule (i.e., the sales charge for purchases over $100,000 but less than $250,000). There can be no assurance that investors will receive the cumulative discounts to which they may be entitled unless, at the time of placing their purchase order, the investors, their dealers, or Service Organizations make a written request for the discount. The cumulative discount program may be amended or terminated at any time. This particular privilege does not entitle the investor to any adjustment in the sales charge paid previously on purchases of shares of the Funds. If the investor knows that he will be making additional purchases of shares in the future, he may wish to consider executing a Letter of Intent.

   Letter of Intent

         The schedule of reduced sales charges is also available to Class A investors who enter into a written Letter of Intent providing for the purchase, within a 13-month period, of Class A shares of a particular Fund. Shares of such Fund previously purchased during a 90-day period prior to the date of receipt by the Fund of the Letter of Intent which are still owned by the shareholder may also be included in determining the applicable reduction, provided the shareholder, dealer, or Service Organization notifies the Fund of such prior purchases.

         A Letter of Intent permits an investor in Class A shares to establish a total investment goal to be achieved by any number of investments over a 13-month period. Each investment made during the period will receive the reduced sales commission applicable to the amount represented by the goal as if it were a single investment. A number of shares totalling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Fund in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

         The Letter of Intent does not obligate the investor to purchase, or a Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the 13-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. The Fund is authorized by the shareholder to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Fund, increase the amount of the stated goal. In that event, shares purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase Fund shares pursuant to a Letter of Intent should carefully read the application for Letter of Intent which is available from the Fund.

                          MINIMUM PURCHASE REQUIREMENTS

         The minimum initial investment in each of the Funds is $1,000, except that the minimum investment required for an IRA or other qualified retirement plan is $250. Any subsequent investments must be at least $250, except for an IRA or qualified retirement plan investment. All initial investments should be accompanied by a completed Purchase Application unless otherwise agreed upon when purchases are made through an authorized securities dealer or financial institution. A Purchase Application accompanies this Prospectus. However, a separate application is required for IRA and other qualified retirement plan investments. Centura North Carolina Tax-Free Bond Fund is not a recommended investment for an IRA or other qualified retirement plan. The Funds reserve the right to reject purchase orders.

                             PURCHASE OF FUND SHARES

         All consideration received by the Funds for the purchase of shares is invested in full and fractional shares of the indicated class of the appropriate Fund. Certificates for shares are not issued. BISYS maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a monthly statement of transactions, holdings and dividends.

         An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, a Purchase Application must have been completed and the customer must notify the broker, investment adviser or Service Organization of the amount to be invested. The broker will then contact the Funds to place the order.

         Orders received by the broker or Service Organization in proper order prior to the determination of net asset value and transmitted to the Funds prior to the close of its business day (which is currently 4:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. Written confirmation of an order should be received a few days after the broker has placed the order.

         Through the Funds. Orders may be placed directly with the Funds. For an initial investment, the investor should submit a completed Purchase Application together with a check or other negotiable bank draft for at least $1,000 (or any lower applicable minimum required for an initial investment) to: Centura Funds, Inc., P.O. Box 182485, Columbus, Ohio 43218-2485. No third party or foreign checks will be accepted.

         Subsequent investments may be made by sending a check or other negotiable bank draft for at least $250 (or any lower applicable minimum for a subsequent investment) to the same address. The investor's letter of instruction should include: (a) the name of the Fund and class of shares to be purchased; and (b) the account number.

         If orders placed through the Funds' Distributor are paid for by check, the order becomes effective on the day on which funds are made available with respect to the check, which will be the same day of receipt of the check if the check is received by 2:00 p.m., Eastern time. A customer who purchases Fund shares through the Distributor by personal check will be permitted to redeem those shares only after the purchase check has been collected, which may take up to 15 days or more. Customers who anticipate the need for more immediate access to their investment should purchase shares with federal funds. A customer purchasing Fund shares through a Shareholder Servicing Agent should contact his or her Shareholder Servicing Agent with respect to the ability to purchase shares by check and the related procedures.

         By Wire. Investments may be made directly through the use of wire transfers of Federal funds. An investor's bank may wire Federal funds to the applicable Fund. In most cases, the bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. The bank will normally charge a fee for handling the transaction. A completed Account Application must be overnighted to the Funds at Centura Funds, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Notification must be given to the Funds at 1-800-442-3688 prior to 4:00 p.m., Eastern Time, of the wire date. Federal funds purchases will be accepted only on a day on which the Funds, the Distributor and the custodian bank are all open for business. To purchase shares by a federal funds wire, investors should first contact the Funds at 1-800-442-3688 for complete instructions.

         Investors who have read the Prospectus may establish a new regular account through the Wire Desk; IRAs and other qualified retirement plan accounts may not be opened in this way. When new accounts are established by wire, the distribution options will be set to reinvest all dividends and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to the Funds. By using the Purchase Application, an investor may specify other distribution options and may add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% federal tax withholding.

         Institutional Accounts. Bank trust departments and other institutional accounts, not subject to sales charges, may place orders directly with the Funds by telephone at 1-800-44CENTURA (442-3688).

         Automatic Investment Program. An eligible shareholder may also participate in the Centura Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds through the use of electronic funds transfers or automatic bank drafts. No investment is required to initiate this Program. Shareholders may elect to make investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month or calendar quarter into their established Fund account. Contact the Funds for more information about the Centura Automatic Investment Program.

         By Payroll Direct Deposits. Investors may set up a payroll direct deposit arrangement for amounts to be automatically invested in any of the Funds. Participants in the Payroll Direct Deposit Program may make periodic investments of at least $50 per pay period. Contact the Funds for more information about Payroll Direct Deposits.

                            RETIREMENT PLAN ACCOUNTS

         Each of the Funds may be used as a funding medium for IRAs and other qualified retirement plans ("Retirement Plans"), except that Centura North Carolina Tax-Free Bond Fund is not recommended for IRA or Retirement Plan investments. The minimum initial investment for an IRA or a Retirement Plan is $250, with no minimum for subsequent investments. Completion of a special application is required in order to create such an account. Fund shares may also be purchased for IRAs and Retirement Plans established with other authorized custodians. contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs and other Retirement Plan accounts, call the Funds a 1-800-44CENTURA (442-3688).

                             EXCHANGE OF FUND SHARES

         The Funds offer two convenient ways to exchange shares in one Fund for shares of another Fund in the Company. Shares of a particular class of a Fund may be exchanged only for shares of that same class in another Fund. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of the same class of another Fund that is not qualified for sale in the state of the shareholder's residence. There is no minimum for exchanges, provided the investor has satisfied the $1,000 minimum investment requirement for the Fund into which he or she is exchanging, and no service fee is imposed for an exchange. The Company may terminate or amend the terms of the exchange privilege at any time upon 60 days notice to shareholders.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by a Fund in good order.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

         In the case of transactions subject to a sales charge, the sales charge will be assessed on an exchange of shares, equal to the excess of the sales load applicable to the shares to be acquired, over the amount of any sales load previously paid on the shares to be exchanged. No sales charge is assessed on an exchange of Class A shares that have been held for more than two years. No service fee is imposed on any exchange. See "Dividends, Distributions and Federal Income Taxation" for an explanation of circumstances in which a sales charge paid to acquire shares of the Funds may not be taken into account in determining gain or loss on the disposition of those shares.

     Exchange by Mail. To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Funds. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

         Exchange by Telephone. To exchange Fund shares by telephone or to ask any questions, shareholders may call the Fund at 1-800-44CENTURA (442-3688). Please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are provided automatically to each shareholder unless otherwise specifically indicated on the Purchase Application. The Funds employ procedures, including recording telephone calls, testing caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds reserve the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time. Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.

                            REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares, in whole or in part on any business day. If a shareholder holds shares in more than one class of a Fund, any request for redemption must specify the class from which shares are to be redeemed. In the event a shareholder fails to make such a specification or if there are insufficient shares of the specified class to satisfy the redemption order, the redemption order will be delayed until the Fund's transfer agent receives further instructions from the shareholder.

         Class A and Class B shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund, provided that for Class B shares, redemption proceeds will be reduced by any applicable CDSC. A CDSC payable to the Distributor is imposed on any redemption of Class B shares that causes the current value of a Class B shareholder's account to fall below the dollar amount of all payments by the shareholder for the purchase of Class B shares ("purchase payments") during the preceding five years. No charge is imposed to the extent the net asset value of the Class B shares to be redeemed does not exceed (a) the current net asset value of the Class B shares purchased through the reinvestment of dividends or capital gains distributions, plus (b) increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding five years.

         In circumstances in which the CDSC is imposed, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. With respect to Class B share redemptions only, the purchase payment from which a redemption is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected. Solely for purposes of determining the number of years since a purchase payment, all purchase payments during a month will be aggregated and deemed to have been made on the last day of the preceding month. The following table sets forth the rates of the charge for redemptions of Class B shares of each Fund.


                                                    Contingent Deferred Sales Charge

                                       Centura Equity
                                    Growth Fund, Centura
                                   Equity Income Fund and             Centura Federal Securities
                                      Centura Southeast              Income Fund and Centura North
     Years Since Purchase                Equity Fund                  Carolina Tax-Free Bond Fund

              1                             5.0%                                 3.0%

              2                             4.0%                                 3.0%

              3                             3.0%                                 3.0%

              4                             2.0%                                 2.0%

              5                             1.0%                                 1.0%

              6                              0%                                   0%



         Following the seventh anniversary of their purchase date, Class B shares will convert automatically to Class A shares and thereafter will be subject to the lower service and distribution plan fees applicable to Class A shares. See "Management of the Funds -- The Distributor."

         Waivers of CDSC. The Class B CDSC will be waived on (a) involuntary redemptions; and (b) redemptions of shares in connection with a combination of any investment company with the Company or a Fund by merger, acquisition of assets or otherwise. The CDSC will also be waived for the classes of investors for which the initial sales charge is waived on purchases of Class A shares. (See "Pricing of Fund Shares -- Class A Shares.")

         Where the shares of any class to be redeemed have been purchased by check, the redemption request will be held until the purchasing check has cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Fund may, however, take up to seven days to make payment, although this will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. A redemption may be a taxable transaction on which gain or loss may be recognized.

         Redemption Methods. To ensure acceptance of a redemption request, it is important that shareholders follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Requests in "proper order" must include the following documentation: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered;
(b) any required signature  guarantees (see "Signature  Guarantees"  below); and
(c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

         A shareholder may redeem shares using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. The shareholder should contact his or her broker, investment adviser or Service Organization and provide instructions to redeem shares. Such organizations are responsible for prompt transmission of orders. The broker will contact the Funds and place a redemption trade. The broker may charge a fee for this service.

         By Mail. Shareholders may redeem shares by sending a letter directly to the Funds. To be accepted, a letter requesting redemption must include: (a) the Fund name, class of shares and account registration from which shares are being redeemed; (b) the account number; (c) the amount to be redeemed; (d) the signatures of all registered owners; and (e) a signature guarantee by any eligible guarantor institution including members of national securities exchanges, commercial banks or trust companies, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

         By Telephone. Shareholders may redeem shares by calling the Funds toll free at 1-800-44CENTURA (442-3688). Be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the name of the class and the Fund from which shares are being redeemed; and (c) the amount to be redeemed. Telephone redemptions are available unless otherwise indicated on the Purchase Application or on the Optional Services Form. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.

     By Wire. Shareholders may redeem shares by contacting the Funds by mail or telephone and instructing the Funds to send a wire transmission to the shareholder's bank.

         The shareholder's instructions should include: (a) the account number, social security number and account registration; (b) the name of the class and the Fund from which shares are being redeemed; and (c) the amount to be redeemed. Wire redemptions can be made unless otherwise indicated on the shareholder's Purchase Application, and a copy is attached of a void check on an account where proceeds are to be wired. The bank may charge a fee for receiving a wire payment on behalf of its customer.

     Systematic Withdrawal Plan. An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from his account to be paid on a monthly, quarterly, semiannual or annual basis. No CDSC will be imposed on redemptions of Class B shares pursuant to a systematic withdrawal plan. The maximum withdrawal per year is 12% of the account value at the time of the election. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         Reinstatement Privilege. A shareholder who has redeemed Class A shares on which a sales charge was paid may reinvest, without a sales charge, up to the full amount of such redemption at the net asset value determined at the time of the reinvestment within 30 days of the original redemption. This privilege is not applicable with respect to any CDSC imposed on redemptions of Class B shares. The shareholder must reinvest in the same Fund, same class, and the same account from which the shares were redeemed. A redemption is a taxable transaction and gain may be recognized for federal income tax purposes even if the reinstatement privilege is exercised. Any loss realized upon the redemption will not be recognized as to the number of shares acquired by reinstatement, except through an adjustment in the tax basis of the shares so acquired. See "Dividends, Distributions and Federal Income Taxation" for an explanation of circumstances in which a sales charge paid to acquire shares of a Fund may not be taken into account in determining gain or loss on the disposition of those shares.

         Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Funds reserve the right to redeem on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder (not by market action) to $1,000 or less. No CDSC will be imposed on Class B shares so redeemed. Moreover, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $1,000, the account will not be redeemed.

         Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests by shareholders in excess of such amounts, the Board of Directors reserves the right to have a Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued generally in the same manner as the securities of that Fund are valued generally. The value of securities payable in kind for a redemption of Class B shares would reflect the deduction of any applicable CDSC. If the recipient were to sell such securities. he or she would incur brokerage charges.

         Signature Guarantees. To protect shareholder accounts, the Funds and the Administrator from fraud, signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption by mail from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, (2) a redemption of $25,000 or more, and (3) share transfer requests.

Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Shareholders may contact the Funds at 1-800-442-3688 for further details.

                             PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion.

         In effecting purchases and sales of portfolio securities for the account of a Fund, the Adviser will seek the best execution of the Fund's orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the judgment of the Adviser, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser.

         Each of the Funds may buy and sell securities to take advantage of investment opportunities when such transactions are consistent with a Fund's investment objectives and policies and when the Adviser believes such transactions may improve a Fund's overall investment return. These transactions involve costs in the form of spreads or brokerage commissions. The Funds are not normally expected to have portfolio turnover rates in excess of 50%.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

                              FUND SHARE VALUATION

         The net asset value per share for each class of shares of each Fund is calculated at 4:00 pm. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of such class's outstanding shares. All expenses, including fees paid to the Adviser and

Administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

         Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

              DIVIDENDS, DISTRIBUTIONS, AND FEDERAL INCOME TAXATION

         Each Fund intends to qualify annually to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income and substantially all of its net tax-exempt interest income, the Fund generally will not pay any U.S. federal income or excise tax.

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Investment company taxable income (other than the capital gain component thereof) will be declared and paid monthly by Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund will declare dividends daily and pay them out monthly. Each Fund intends to distribute, at least annually, substantially all net realized long- and short-term capital gain. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         In the case of Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund, the amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.

         Distributions will be paid in additional Fund shares of the relevant class based on the net asset value of shares of that class at the close of business of the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month. In the case of the Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.

         Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the record date by the amount thereof. Therefore, in the case of Centura Equity Growth Fund, which does not declare dividends daily, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income taxes, as discussed below.

         Dividends distributed by Centura North Carolina Tax-Free Bond Fund that are derived from interest income exempt from federal income tax and are designated by the Fund as "exempt-interest dividends" will be exempt from the regular federal income tax. Capital gains distributions and any other distributions of Fund earnings not designated by the Fund as exempt-interest dividends will, however, generally be subject to federal, state and local tax. The Fund's investment policies permit it to earn income which cannot be designated as exempt-interest dividends.

         Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) will be taxable to shareholders as ordinary income. If a portion of the income of Centura Equity Growth Fund, Centura Equity Income Fund or Centura Southeast Equity Fund consists of dividends paid by U.S. corporations, a portion of the dividends paid by that Fund may qualify for the deduction for dividends received by corporations. No portion of the dividends paid by Centura Federal Securities Income Fund or Centura North Carolina Tax-Free Bond Fund is expected to so qualify. Distributions of net long-term capital gains designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

         A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term generally depending upon the shareholder's holding period for the shares.

         If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of date of payment of the distribution. In addition, any undeliverable check or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

         The timing of a shareholder's investment could have undesirable tax consequences. If a shareholder opens a new account or buys more shares for his or her current account just before the day a capital gain distribution is reflected in the Fund's share price, the shareholder would receive a portion of his or her investment back as a taxable capital gain distribution.

         Shareholders should also be aware that redeeming shares of Centura North Carolina Tax-Free Bond Fund after tax-exempt interest income has been accrued by the Fund but before that income has been distributed as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest, which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

         Under certain circumstances, the sales charge incurred in acquiring Class A shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies when Class A shares of a Fund are exchanged within 90 days after the date they were purchased and new Class A shares of a Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the Class A shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Class A shares is reduced as a result of having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new Class A shares.

         The Funds may be required to withhold federal income tax of 31% ("backup withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

         Further information relating to tax consequences is contained in the SAI.

         Shareholders will be notified annually by the Company as to the federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may also be subject to special withholding requirements. Special tax treatment including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. With respect to Centura North Carolina Tax-Free Bond Fund, North Carolina law exempts from income taxation dividends received from a regulated investment company in proportion to the income of the regulated investment company that is attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of North Carolina or any county, municipality or political subdivision thereof. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

                                OTHER INFORMATION

Capitalization

         Centura Funds, Inc. was organized as a Maryland corporation on March 1, 1994 and currently consists of five separately managed portfolios. The Board of Directors may establish additional portfolios in the future. The capitalization of the Company consists solely of seven hundred fifty million (750,000,000) shares of common stock with a par value of $0.001 per share. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

         This Prospectus relates to Class A shares and Class B shares of the Funds. Each Fund also offers Class C shares which are offered at net asset value with no sales charge or CDSC only to accounts managed by the Adviser's Trust Department. Because Class C shares are not subject to service and distribution fees, their performance will typically differ from that of Class A or Class B shares. Information about Class C shares may be obtained from your sales representative or the Funds by calling (800) 442-3688.

Voting

         Shareholders have the right to vote in the election of Directors and on any and all matters on which, by law or under the provisions of the Company's Articles of Incorporation, they may be entitled to vote. The Company is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. Each Fund's shareholders vote separately on items affecting only that Fund, and shareholders of each class within a Fund vote separately on matters affecting only that class, such as the service and distribution plan for that class.

         The Articles of Incorporation provide that the holders of not less than two-thirds of the outstanding shares of the Company may remove a person serving as a Director either by a declaration in writing or at a meeting called for such purpose. The Directors are required to call a meeting for the purpose of considering the removal of a person serving as Director if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Company. See "Other Information-Voting Rights" in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund, a class or the Company, as applicable, means the vote of the lesser of: (1) 67% of the shares of the Fund a class or the Company) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (a class or the Company).

Performance Information

                                 [to be updated]

                                                                           Centura Bank (Class C shares)
                                                                        Performance Comparisons (unaudited)

                                                   For Calendar Year Periods                       For The Periods Ended 6/30/96

                                                                                                  12      3 Year    5 Year   Current
                                                                                                  --
                                         1991     1992     1993     1994     1995     Y-T-D     Months    Average   Average   Year
                                         ----     ----     ----     ----     ----     -----     ------    -------   ------    ----

Equity Funds:

Centura Equity Growth Fund              30.9%    16.5%    18.8%    -8.3%    35.0%     9.7%      21.7%     14.5%     15.4%     0.5%

Centura Equity Income Fund              19.5%    11.3%    13.8%    -2.6%    32.6%     8.7%      23.8%     14.5%     14.9%     2.7%

Centura Southeast Equity Fund*

Standard & Poor's 500                   30.5%     7.7%    10.0%    1.3%     37.5%    10.1%      25.9%     17.2%     15.7%      --

Russell 2000                            46.0%    18.6%    18.9%    -1.8%    28.4%                         13.7%     15.7%



Fixed Income Funds:

Centura Federal Securities Fund         12.0%     6.1%    6.9%     -1.8%    13.5%    -0.8%      4.2%      4.1%      6.3%      6.0%

Centura NC Tax-Free Bond Fund            5.3%     5.6%    8.0%     -3.9%    12.5%    -1.1%      4.4%      3.7%      5.2%      4.3%

U.S. Treasury Bills (3-Months)           6.2%     3.9%    2.7%     4.2%     4.9%      2.3%      4.8%      4.1%      3.8%       --

Merrill Lynch Gov't. U.S. Treasury
  Short-Term Index                      11.7%     6.3%    5.4%     0.6%     12.9%     1.4%      5.5%      4.9%      6.3%       --

Lehman Brothers 5 Year
  Municipal Index                       11.4%     7.6%    8.7%     -1.3%    11.6%     0.6%      5.1%      4.7%      6.8%       --



*        Numbers to be provided.

(1) The performance figures in this table relate to the Class C shares of the Funds. The performance of Class A and Class B shares would be lower due to certain distribution-related expenses borne by those classes.

(2)      From 1/1/91 to 5/31/94 Centura Equity Growth Fund and Centura Federal Securities Income
         Fund were bank collective trust funds maintained and managed by Centura Bank and Centura
         North Carolina Tax-Free Bond Fund was a common trust fund managed by Centura Bank.
         The information above regarding Centura Equity Income Fund was for when that Fund was a bank common trust fund maintained and managed by Centura Bank. The investment objectives and policies of each fund prior to its conversion to a registered mutual fund were substantially comparable to those of its successor registered mutual fund.  [update]

(3) Investment performance for the Funds during their maintenance as common or collective trust funds has been calculated on a monthly basis utilizing the Bank Administration

                                                        50

         Institute's recommended time-weighted rate of return method to compute the investment performance reflected in the above Schedule.

         The performance figures assume reinvestment of dividends and interest and include the cost of brokerage commissions. The investment performance excludes taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the accounts. Bank common and collective trust funds are not subject to certain expenses normally incurred by a mutual fund. Thus, the performance figures for periods prior to conversion to registered funds have been adjusted, on a quarterly basis, to reflect the impact of the estimated expense ratios for the registered funds at the time of the conversion.

(4) The bank-maintained common and collective trust funds were managed with substantially the same investment objectives and policies as the registered mutual funds, but were not subject to all the same tax and regulatory requirements applicable to mutual funds. These regulatory and tax requirements could affect performance either positively or negatively.

(5) Each of the following indexes used in the above table is a widely recognized index of market performance. The indexes are unmanaged and thus reflect no management fees. They also do not reflect the transaction costs that would be incurred by an investor to acquire the included securities. Because the indexes used as Fixed Income Funds comparisons reflect shorter maturities than the portfolios of the Centura fixed income funds in the illustration, the indexes are less volatile than the trust funds.

         Standard & Poor's 500 Composite Stock Price Index is an index of market activity based on the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends. The Index thus reflects the total return of its portfolio. Including changes in market prices as well as accrued investment income.

         The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Index was developed with a base value of 135.00 as of December 31, 1986.

         Merrill Lynch Government, U.S. Treasury Short-Term Index shows total return for all outstanding U.S. Treasury securities maturing in from one to 2.99 years. Price, coupon and total return are reported using market weighted value including accrued interest.

         Lehman Brothers Municipal Bond Index is a total return performance index of approximately 21,000 municipal bonds that meet certain criteria. Price, coupon, and total return are reported using market weighted value including accrued interest.

         When performance records are developed by the Funds, they may, from time to time, include the yield and total return for shares (including each class, as applicable) in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC. In general, the performance of the classes of each Fund will differ due to (a) differences in the level of class specific expenses, including service and distribution fees and (b) the fact that total return figures for Class A shares will reflect the deduction of the maximum front-end sales charge applicable for each Fund while the total return figures for Class B shares will reflect the maximum CDSC for each Fund. Performance figures for Class C shares will reflect the absence of any service and distribution fee, front-end sales charge or CDSC. Due to these differences in fees and/or expenses borne by Class A, Class B and Class C shares, yield and total return on Class A and Class B shares can be expected to be lower than the yield and total return on Class C shares for the same period.

         Quotations of "yield" will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share (for each class, as applicable) on the last day of the period.

         Quotations of yield reflect a Fund's (and its classes') performance only during the particular period on which the calculations are based. Yields will vary based on changes in market conditions, the level of interest rates and the level of the Fund's expenses, including class-specific expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in shares of a Fund (or class) over periods of 1, 5 and 10 years (up to the life of the Fund), reflect the deduction of a proportional share of Fund and class-specific expenses, as applicable, on an annual basis, and assume that all dividends and distributions are reinvested when paid.

         Centura North Carolina Tax-Free Bond Fund may also advertise its "taxable equivalent yield." Taxable equivalent yield is the yield that an investment, subject to regular federal and North Carolina personal income taxes, would need to earn in order to equal, on an after-tax basis, the yield on an investment exempt from such taxes. A taxable equivalent yield quotation for the Fund will be higher than the yield quotations for the Fund.

         The following table shows how to translate the yield of an investment that is exempt from regular federal and North Carolina personal income taxes into a taxable equivalent yield for the 1997 taxable year. The last five columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (regular federal and North Carolina personal income taxes) yield of 4%, 5%, 6%, 7% or 8%. For example, the table shows that a married taxpayer filing a joint return with taxable income of $80,000 would have to earn a yield of approximately 10.45% before regular federal and North Carolina personal income taxes in order to earn a yield after such taxes of 7%.


                                                 1997 Taxable Year
              Taxable Equivalent Yield Table (1) -- Federal and North Carolina Personal Income Taxes

                                                                                To Equal Hypothetical Tax-free Yield of
                Taxable Income (2)                                             4%, 5%, 6%, 7% OR 8%, a Taxable Investment
                                                   Combined                        Would Have to Yield Approximately
                                                   Marginal
                                                     Rate
---------------------------------------------                        ---------------------------------------------------------------
 Single Return              Joint Return                               4%            5%            6%            7%             8%
 -------------              ------------                               --            --            --            --             --

    up to $ 12,750             up to $ 21,250       20.10%           5.01%         6.26%         7.51%         8.76%          10.01%

 $ 12,751-$ 24,650          $ 21,251-$ 41,200       20.95%           5.06%         6.33%         7.59%         8.86%          10.12%

 $ 24,651-$ 59,750          $ 40,201-$ 99,600       33.04%           5.97%         7.47%         8.96%         10.45%         11.95%

 $ 59,151-$ 60,000          $ 99,601-$100,000       35.83%           6.23%         7.79%         9.35%         10.91%         12.47%

 $ 60,001-$124,650          $100,001-$151,750       36.35%           6.28%         7.86%         9.43%         11.00%         12.57%

 $124,651-$271,050          $151,751-$271,050       40.96%           6.78%         8.47%         10.16%        11.86%         13.55%

 $271,051 and over          $271,051 and over       44.28%           7.18%         8.98%         10.77%        12.57%         14.36%


(1) The chart is presented for information purposes only. Tax equivalent yields are a useful tool in determining the desirability of a tax exempt investment; tax equivalent yields should not be regarded as determinative of the desirability of such an investment. In addition, this chart is based on a number of assumptions which may not apply in your case. You should, therefore, consult a competent tax adviser regarding tax equivalent yields in your situation.

(2)      Assuming the federal alternative minimum tax is not applicable.

(3) The combined marginal rates were calculated using federal and North Carolina tax rate tables for the 1997 taxable year. The federal tax rate tables are indexed each year to reflect changes in the Consumer Price Index. The combined federal and North Carolina personal income tax marginal rates assume the North Carolina personal income taxes are fully deductible for federal income tax purposes as an itemized deduction. However, the ability to deduct itemized deductions (including state income taxes) for federal income tax purposes is limited for those taxpayers whose federal adjusted gross income for 1997 exceeds $121,200 ($60,600 in the case of a married individual filing a separate return). In addition, for federal income tax purposes that tax benefit of personal exemptions is phased out for taxpayers whose adjusted gross incomes exceed specified thresholds (for 1997, $121,200 in the case of single individuals and $181,800 in the case of married individuals filing a joint return).


         Performance information for the Funds may be compared to various unmanaged indices, such as the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, indices prepared by Lipper Analytical Services, and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see the SAI.

Account Services

         All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

         BISYS provides fund  accounting  functions for the Funds,  and provides
personnel  and  facilities  to  perform   shareholder   servicing  and  transfer
agency-related services for the Company.

Shareholder Inquiries

         All shareholder inquiries should be directed to Centura Funds, P.O. Box 182485, Columbus, Ohio 43218-2485.

         General and Account Information: (800) 44CENTURA (442-3688).

                                    APPENDIX
                           DESCRIPTION OF BOND RATINGS

Description of Moody's Bond Ratings:

         Excerpts from Moody's description of its bond ratings are listed as follows: AAA -- judged to be the best quality and they carry the smallest degree of investment risk; AA -- judged to be of high quality by all standards -- together with the Aaa group, they comprise what are generally known as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations;" BAA -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -- interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; CAA -- are of poor standing -- such issues may be in default or there may be present elements of danger with respect to principal or interest; CA -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's Bond Ratings:

         Excerpts from S&P's description of its bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong: AA -- has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D -- interest or principal payments are in default.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

 Description of Moody's Ratings of Short-term Municipal Obligations:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 -- denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG 2/VMIG 2 -- denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 -- denotes high quality, all security elements are accounted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 -- denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ -- denotes speculative quality, instruments in this category lack margins of protection.

Description of Moody's Commercial Paper Ratings:

         Excerpts from Moody's  commercial  paper ratings are listed as follows:
Prime-1 -- issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime-2 -- issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime-3 -- issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime -- issuers do not fall within any of the Prime categories.

Description of S&p's Ratings for Corporate and Municipal Bonds:

         Investment grade ratings: AAA -- the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A -- has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal -- whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Speculative grade ratings: BB, B, CCC, CC, C -- debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal -- while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI -- reserved for income bonds on which no interest is being paid; D -- in default, and payment of interest and/or repayment of principal is in arrears. PLUS (+) OR MINUS (-) -- the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's Rating for Municipal Notes and Short-term Municipal Demand Obligations:

         Rating categories are as follows: SP-1 -- has a very strong or strong capacity to pay principal and interest -- those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 -- has a satisfactory capacity to pay principal and interest; SP-3 -- issues carrying this designation have a speculative capacity to pay principal and interest.

Description of S&P's Ratings for Short-term Corporate Demand Obligations and Commercial Paper:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 -- the degree of safety regarding timely payment is strong -- those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 -- capacity for timely payment is satisfactory -- however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 -- has adequate capacity for timely payment -- however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B -- regarded as having only speculative capacity for timely payment; C -- a doubtful capacity for payment; D -- in payment default -- the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                  Address for:


                          General Shareholder Inquiries
                               Centura Funds, Inc.
                                 P.O. Box 182485
                            Columbus, Ohio 43218-2485

                        Investment Adviser and Custodian
                                  Centura Bank
                             131 North Church Street
                        Rocky Mount, North Carolina 27802

                            Administrator and Sponsor
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Distributor
                         Centura Funds Distributor, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                     Counsel
                          Dechert Price & Rhoads 1500 K
                                  Street, N.W.
                             Washington, D.C. 20005

                             Independent Accountants
                             McGladrey & Pullen, LLP
                                555 Fifth Avenue
                               New York, NY 10017








                               Centura Funds, Inc.
                                   Prospectus
                        Class A Shares and Class B Shares

















                                  CENTURA BANK
                                     Adviser

                            BISYS FUND SERVICES, INC.
                            Administrator and Sponsor

                         CENTURA FUNDS DISTRIBUTOR, INC.
                                   Distributor

                              CENTURA FUNDS, INC.
                                CLASS C SHARES

                              3435 Stelzer Road
                             Columbus, Ohio 43219
                       GENERAL AND ACCOUNT INFORMATION:
                                (800) 442-3688

                           CENTURA BANK -- ADVISER
            BISYS FUND SERVICES, INC. -- ADMINISTRATOR AND SPONSOR
                CENTURA FUNDS DISTRIBUTOR, INC -- DISTRIBUTOR

This Prospectus describes the five Funds (the "Funds") comprising Centura Funds, Inc. (the "Company"), a registered open-end management investment company advised by Centura Bank (the "Adviser"). Each Fund is a separate portfolio of the Company. The Funds described in this Prospectus are:

                            Centura Equity Growth Fund
                            Centura Equity Income Fund
                            Centura Federal Securities Income Fund
                            Centura North Carolina Tax-Free Bond Fund
                            Centura Southeast Equity Fund

     This Prospectus relates to Class C shares which only certain investors are eligible to purchase. Each Fund also has Class A shares and Class B shares. (See "Other Information -- Capitalization.")

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND FUND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN MUTUAL FUNDS, SUCH AS THE FUNDS, INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN ANY OF THE FUNDS AND SHOULD BE READ AND RETAINED FOR INFORMATION ABOUT EACH FUND.

A Statement of Additional Information (the "SAI"), dated _____________, 1997, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into the Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             The Date of this Prospectus is _____________, 1997.

                                TABLE OF CONTENTS


                                                                           PAGE

HIGHLIGHTS.................................................................  3

FUND EXPENSES.............................................................   5

FINANCIAL HIGHLIGHTS......................................................   7

THE FUNDS.................................................................   9

DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES........................  13

INVESTMENT RESTRICTIONS...................................................  20

RISKS OF INVESTING IN THE FUNDS...........................................  21

MANAGEMENT OF THE FUNDS...................................................  25

MINIMUM PURCHASE REQUIREMENTS.............................................  28

PRICING AND PURCHASE OF FUND SHARES.......................................  28

EXCHANGE OF FUND SHARES...................................................  29

REDEMPTION OF FUND SHARES.................................................  30

PORTFOLIO TRANSACTIONS....................................................  32

FUND SHARE VALUATION......................................................  33

DIVIDENDS, DISTRIBUTIONS, AND FEDERAL INCOME TAXATION.....................  33

OTHER INFORMATION.........................................................  36

APPENDIX

                                  HIGHLIGHTS

The Funds

      This prospectus describes the five funds comprising Centura Funds, Inc. (the "Company"). Each Fund has a distinct investment objective and policies, as described below. The investment objective of each Fund is a fundamental policy of the Fund and may not be changed without approval of the Fund's shareholders. See "The Funds." The Funds and their investment objectives and policies are as follows:

o Centura Equity Growth Fund -- This Fund's objective is long-term capital appreciation. It invests in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock. Although its investments will be principally in securities of U.S.-based companies; it may also invest in securities of foreign issuers, generally in the form of American Depositary Receipts ("ADRs").

o Centura Equity Income Fund -- This Fund's objective is to provide long-term capital appreciation and income. The Fund invests primarily in dividend-paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures. It may also invest in securities believed to offer special capital appreciation opportunities. The Fund will invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S.
      issuers, generally through ADRs.

o Centura Federal Securities Income Fund -- This Fund seeks to provide relatively high current income consistent with relative stability of principal. The Fund invests primarily in securities issued by the U.S. Government, its agencies and instrumentalities. The maximum maturity of any such security will be 10 years. Generally, at least 70% of the Fund's portfolio will consist of direct obligations of the U.S. Treasury, with no more than 30% in securities of U.S.
      Government agencies and instrumentalities.

o Centura North Carolina Tax-Free Bond Fund -- This Fund seeks to provide relatively high current income that is free of both Federal and North Carolina personal income tax, together with relative safety of principal. It invests primarily in a portfolio of high quality municipal securities with a maximum maturity of 15 years and an average portfolio maturity of 5 to 10 years.

o Centura Southeast Equity Fund -- This Fund's investment objective is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common and preferred stocks and securities convertible into common stock of companies that are headquartered or have substantial operations in the Southeastern region of the United States.

Risks of Investing in the Funds

      Investment in each of the Funds involves certain risks. There can, of course, be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in certain types of investments. Fund investments in securities of foreign issuers involves special risks not usually associated with investing in U.S. companies. Concentration of Centura North Carolina Tax-Free Bond Fund and Centura Southeast Equity Fund in securities of a single state or region, respectively, makes each of these Funds particularly vulnerable to events affecting that state or region, respectively. The Funds have authority, which they do not presently intend to use, to invest in various types of derivative instruments, which would entail special risks. Investors should be aware that the value of each Fund's shares will fluctuate, which may cause a loss in the principal value of the investment. See "Risks of Investing in the Funds."

The Adviser

      Management of the Funds is provided by Centura Bank (the "Adviser"), headquartered in Rocky Mount, North Carolina. For its advisory services, the Adviser, receives from each Fund a fee at an annual rate based on the Fund's average daily net assets. This fee is at an annual rate of 0.70% for Centura Equity Growth Fund, 0.70% for Centura Equity Income Fund, 0.30% for Centura Federal Securities Income Fund, and 0.35% for Centura North Carolina Tax-Free Bond Fund, and 0.70% for Centura Southeast Equity Fund. Fees to the Adviser may be reduced pursuant to expense limitations. See "Management of the Funds."

The Distributor, Administrator and Sponsor

     Centura Funds Distributor, Inc. (the "Distributor") distributes the Funds' shares. BISYS Fund Services, Inc. ("BISYS") acts as Sponsor and Administrator to the Funds. For its services as Administrator, each Fund pays BISYS a fee at the annual rate of 0.15% of its average daily net assets. BISYS also acts as transfer agent and fund accounting agent for the Funds, for which it receives additional fees.

Classes of Shares

      Class C shares are offered at net asset value with no sales charge, and no contingent deferred sales charge ("CDSC") is imposed on redemptions. Class C shares are available only to accounts managed by the Adviser's Trust Department. See "Pricing and Purchase of Fund Shares" and "Redemption of Fund Shares." Each of the Funds also offers Class A shares (subject to a front-end sales charge, unless waived) and Class B shares (subject to a CDSC, unless waived). See "Other Information -- Capitalization."

      The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of $1,000 or less.

      All dividends and distributions will be automatically reinvested at net asset value in additional shares of the same class of the applicable Fund unless cash payment is requested. Each of the Funds pays dividends from income, if any, monthly.

      See "Pricing and Purchase of Fund Shares," "Redemption of Fund Shares" and "Dividends, Distributions and Federal Income Taxation" for more information.

                                 FUND EXPENSES

The following expense table indicates costs and expenses that an investor in Class C shares should anticipate incurring either directly or indirectly as a shareholder in the Funds.

                                 FEE TABLES*



                                                                                   CENTURA        CENTURA
                                                         CENTURA      CENTURA      FEDERAL    NORTH CAROLINA   CENTURA
                                                         EQUITY       EQUITY-    SECURITIES      TAX-FREE     SOUTHEAST
                                                       GROWTH FUND  INCOME FUND  INCOME FUND     BOND FUND    EQUITY FUND
                                                         CLASS C      CLASS C      CLASS C        CLASS C      CLASS C



SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a
percentage of offering price)                             None         None         None             None            None
Maximum Sales Charge Imposed on Reinvested Dividends (as
a percentage of offering price)                           None         None         None             None            None
Deferred Sales Charge (as a percentage of redemption
proceeds)**
Exchange Fees

                                                          None         None         None             None            None
                                                          None         None         None             None            None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average
net assets annualized)
Management Fees (After Waiver)***                         0.70         0.36         0.30             0.10            0.42
12b-1 Fees                                                ____         ____         ____             ____            ____
Other Expenses (After Waiver)***                          0.31         0.39         0.30             0.33            0.83
TOTAL PORTFOLIO OPERATING EXPENSES***                     1.01         0.75         0.60             0.43            1.25






     * Class A shares of each Fund are subject to a maximum 12b-1 fee of 0.50% and a maximum front-end load of 4.50% for Centura Equity Growth Fund and Centura Equity Income Fund, and 2.75% for each of the other Funds (unless waived). Class B shares of each Fund are subject to a 12b-1 fee of 1.00%, and a maximum contingent deferred sales charge ("CDSC") of 5.00% for Centura Equity Growth Fund and Centura Equity Income Fund, and 3.00% for each of the other Funds (unless waived) for redemptions within five years of purchase.

     ** Shareholders who redeem shares by wire may be charged a fee by the banks receiving the wire payments on their behalf. (See "Redemption of Fund Shares.")

     *** Amounts shown for "Management Fees," "Other Expenses" and "Total Portfolio Operating Expenses" for the Equity Income Fund and the North Carolina Tax-Free Bond Fund reflect reductions of fees payable by those Funds to the Adviser and for administrative and transfer agent services pursuant to agreements to limit fund expenses. Without these reductions, "Management Fees" for the Equity Income Fund and North Carolina Tax-Free Bond Fund, respectively, would be 0.70% and 0.35%, "Other Expenses" would be 0.46% and 0.44%, and "Total Portfolio Operating Expenses" would be 1.16% and 0.79%. "Management Fees," "Other Expenses" and Total Portfolio Operating Expenses for Centura Southeast Equity Fund reflect anticipated waivers. Without these reductions, "Management Fees," "Other

     Expenses" and "Total Portfolio Operating Expenses" for this Fund would be 0.70%, 0.89%, and 1.59%, respectively.

Example:*

An investor would pay the following  expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:


                     CENTURA          CENTURA                           CENTURA
                     EQUITY           EQUITY       CENTURA FEDERAL  NORTH CAROLINA   CENTURA SOUTHEAST
                   GROWTH FUND      INCOME FUND    SECURITIES FUND   TAX-FREE FUND     EQUITY FUND
                     CLASS C          CLASS C          CLASS C          CLASS C          CLASS C


1 Year                  10                8               6                4               13
3 Years                 32               24              19               14               40
5 years                 56              N/A              33               24               N/A
10 Years               124              N/A              75               54               N/A




* This example should not be considered a representation of future expenseswhich may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. Actual return may be greater or less than the assumed amount.



                             FINANCIAL HIGHLIGHTS

      The table below sets forth certain information for each Fund's fiscal periods ended April 30, 1996 and April 30, 1995. (No information is shown for Centura Southeast Equity Fund, which was formed on April 1, 1997.) The information set forth in this table (except for the six months ended October 31, 1996, which is unaudited) has been audited by McGladrey & Pullen LLP, the Funds' independent accountant whose report on the financial statements is included in the Funds' Annual Report. The Annual Report also includes Management's Discussion of Fund Performance. Both the Annual Report and the Funds' Semi-Annual Report for the six months ended October 31, 1996 may be obtained without charge. The financial statements from each Report are also contained in the Statement of Additional Information, which is available without charge upon request. This information should be read in conjunction with the financial statements.


                                                          Centura Equity Growth Fund
                        ----------------------------------------------------------------------------------------------
                              Six Months Ended                        1996                             1995*
                         October 31, 1996 (unaudited)
                        ----------------------------      -----------------------------      -------------------------

                          Class    Class    Class           Class     Class    Class          Class   Class    Class
                            A        B        C               A         B        C              A       B        C
                           ---      ---      ---             ---       ---      ---            ---     ---      --

Net Asset Value, Beginning of
Period.................    $14.31  $14.24    $14.31          $10.70   $10.69    $10.70        $10.00  $10.00   $10.00

Income from Investment
Operations:
  Net Investment Income
    /(Loss) ...........      0.02    0.00      0.04            0.03   (0.06)      0.07          0.06    0.03     0.07
  Net Realized and Unrealized
    Gain/(Loss) on Securiti(0.03)  (0.05)    (0.03)            3.67     3.65      3.65          0.70    0.69     0.70
                           ------  ------    ------            ----     ----      ----          ----    ----     ----
  Total from Investment
    Operations.........    (0.01)  (0.05)      0.01            3.70     3.59      3.72          0.76    0.72     0.77
                           ------  ------      ----            ----     ----      ----          ----    ----     ----

Less Distributions:
  Dividends from Net Investment
     Income ...........    (0.02)    0.00    (0.04)          (0.05)     0.00    (0.07)        (0.06)  (0.03)   (0.07)
  Distributions from Capital 0.00s   0.00      0.00          (0.04)   (0.04)    (0.04)         0.00    0.00     0.00
                             ----  ------    ------          ------   ------    ------        ------  ------   -----
  Total Distributions .    (0.02)    0.00    (0.04)          (0.09)   (0.04)    (0.11)        (0.06)  (0.03)   (0.07)
                           ------  ------    ------          ------   ------    ------        ------  ------   ------

Net Asset Value, End
    of Period..........    $14.28  $14.19    $14.28          $14.31   $14.24    $14.31        $10.70  $10.69   $10.70
                           ======  ======    ======          ======  =======    ======        ======  ======   ======

Total Return (not reflecting sales
    load)..............    -0.03%  -0.35%     0.08%          34.72%   33.73%    34.97%         7.64%   7.23%    7.71%
                           ======  ======     =====          ======  =======    ======         =====   =====    =====

Ratios/Supplemental Data:
  Net Assets, End of Period
   (000's).............    $7,070  $7,954  $148,588          $5,740   $6,194  $133,714          $968  $1,362  $84,004
Ratio of Expenses Net of Waivers/
   Reimbursements to Average Net
   Assets**............     1.24%   1.99%     0.98%           1.26%    2.02%     1.04%         1.29%   2.03%    1.04%
Ratios of Expenses before Waivers/
    Reimbursements to Average Net
    Assets**...........     1.24%   1.99%     0.98%           1.26%    2.02%     1.04%         1.32%   2.06%    1.07%
Ratio of Net Investment Income to
Average Net Assets**...     0.34%  -0.41%     0.64%           0.27%  (0.48)%     0.55%         0.63%   0.00%    0.79%

Portfolio Turnover Rate       78%     78%       78%             46%      46%       46%           44%     44%      44%

-------------------------------
*     Commencement of Operations June 1, 1994.
** Figures for 1995 and for the six months ended October 31, 1996 are annualized.


                                                       Centura Federal Securities Income Fund
                            ---------------------------------------------------------------------------------------------
                                 Six Months Ended                       1996                             1995*
                            October 31, 1996 (unaudited)
                            ----------------------------      ---------------------------       --------------------------

                                Class    Class    Class          Class   Class    Class           Class    Class    Class
                                  A        B        C              A       B        C               A        B        C
                                 ---      ---      ---            ---     ---      ---             ---      ---      --

Net Asset Value, Beginning of
Period................          $10.01   $10.01   $10.01          $9.97   $9.97     $9.97         $10.00   $10.00   $10.00
                                ------   ------   ------          -----   -----     -----         ------   ------   ------

Income from Investment
Operations:
  Net Investment Income
    /(Loss) ..........            0.28     0.25     0.30           0.57    0.50      0.60           0.52     0.45     0.54
  Net Realized and Unrealized
  Gain/(Loss) on Securities       0.09     0.09     0.09           0.04    0.04      0.04         (0.03)   (0.03)   (0.03)
                                  ----     ----     ----           ----    ----      ----         ------   ------   ------
  Total from Investment
     Operations ......            0.37     0.34     0.39           0.61    0.54      0.64           0.49     0.42     0.51
                                  ----     ----     ----           ----    ----      ----         ------     ----     ----

Less Distributions:
  Dividends from Net Investment
    Income ...........           (0.28)   (0.25)   (0.30)         (0.57)  (0.50)    (0.60)         (0.52)   (0.45)   (0.54)
  Distributions from Capital
    gains ............            0.00     0.00     0.00           0.00    0.00      0.00           0.00     0.00     0.00
                                  ----     ----     ----        -------- -------   -------         ------- -------   ------
  Total Distributions            (0.28)   (0.25)   (0.30)         (0.57)  (0.50)    (0.60)         (0.52)   (0.45)   (0.54)
                                 ------   ------   ------         ------  ------    ------         ------- -------   ------

Net Asset Value, End
   of Period..........           $10.10   $10.10   $10.10         $10.01  $10.01    $10.01          $9.97    $9.97    $9.97
                                 ======   ======   ======         ======  ======    ======          =====   ======    =====

Total Return (not reflecting sales
   load)..............            3.79%    3.45%    3.92%          6.20%   5.40%     6.47%          5.02%    4.32%    5.28%
                                  =====    =====    =====          =====   =====     =====          =====    =====    =====

Ratios/Supplemental Data:
  Net Assets, End of Period
    (000's)...........             $543     $208  $121,558          $526    $176  $109,775           $247     $118  $93,807
Ratio of Expenses Net of
Waivers/Reimbursements to
   Average Net Assets**           0.73%    1.39%    0.48%          0.85%   1.61%     0.61%          0.86%    1.61%    0.63%
Ratios of Expenses before
Waivers/Reimbursements to
   Average Net Assets**           0.73%    1.39%    0.48%          0.85%   1.61%     0.61%          0.89%    1.64%    0.66%
Ratio of Net Investment Income
to Average Net Assets**           5.63%    4.95%    5.89%          5.61%   4.84%     5.88%          5.58%    4.86%    5.97%

Portfolio Turnover Rate             41%      41%      41%            34%     34%       34%            42%      42%      42%



--------------------------

*     Commencement of Operations June 1, 1994.
** Figures for 1995 and for the six months ended October 31, 1996 are annualized.




                                                           Centura North Carolina Tax-Free Bond Fund
                                 ------------------------------------------------------------------------------------------------
                                      Six Months Ended                        1996                              1995*
                                  October 31, 1996 (unaudited)
                                 ---------------------------     ------------------------------     -----------------------------

                                   Class    Class    Class         Class     Class      Class          Class    Class    Class
                                     A        B        C             A         B          C              A        B        C
                                    ---      ---      ---           ---       ---        ---            ---      ---      --

Net Asset Value, Beginning of
Period................             $10.04   $10.04   $10.04         $9.98       $9.98    $9.98          $10.00  $10.00    $10.00
                                   ------   ------   ------         -----       -----    -----          ------  ------    ------

Income from Investment
Operations:
  Net Investment Income
    /(Loss) ..........               0.23     0.20     0.24          0.42        0.34     0.44            0.39    0.32    0.41
  Net Realized and Unrealized
  Gain/(Loss) on  Securities         0.07     0.07     0.07          0.13        0.13     0.13          (0.02)  (0.02)   (0.02)
                                     ----    -----     ----          ----        ----     ----          ------  ------   ------
  Total from Investment
    Operations .......               0.30     0.27     0.31          0.55        0.47     0.57            0.37    0.30    0.39
                                     ----     ----     ----          ----        ----     ----           -----    ----    ----

Less Distributions:
  Dividends from Net Investment
     Income ..........             (0.23)   (0.20)   (0.24)        (0.42)      (0.34)   (0.44)          (0.39)  (0.32)   (0.41)
  Distributions from Capital gains  0.00     0.00     0.00         (0.07)      (0.07)   (0.07)           0.00    0.00     0.00
                                    ----     ----     ----          ----        ----     ----            ----    ----     ----
  Total Distributions              (0.23)   (0.20)   (0.24)        (0.49)      (0.41)   (0.51)          (0.39)  (0.32)   (0.41)
                                   ------   ------   ------        ------      ------   ------          ------  ------   ------

Net Asset Value,
   End of Period......             $10.11   $10.11   $10.11        $10.04      $10.04   $10.04          $9.98   $9.98    $9.98
                                   ======   ======   ======        ======      ======   ======          =====   =====    =====

Total Return (not reflecting sales
    load).............              2.85%    2.51%    2.98%         5.50%       4.72%    5.78%          3.77%   3.09%    4.08%
                                    =====    =====    =====         =====       =====    =====          =====   =====    =====

Ratios/Supplemental Data:
  Net Assets, End of Period
  (000's).............             $3,851     $429  $35,696        $3,927        $393  $37,009           $429    $275   $34,885
Ratio of Expenses Net of
Waivers/ Reimbursements to
   Average Net Assets.              0.69%    1.35%    0.44%         0.68%       1.44%    0.44%          0.42%   0.99%    0.41%
Ratios of Expenses before
Waivers/Reimbursements to
   Average Net Assets.              0.69%    1.35%    0.44%         1.04%       1.80%    0.80%          0.92%   1.49%    0.91%
Ratio of Net Investment Income
   to Average Net Assets            4.21%    3.55%    4.46%         3.98%       3.30%    4.32%          4.46%   3.89%    4.64%

Portfolio Turnover Rate               27%      27%      27%           80%         80%      80%           121%    121%     121%


--------------------------

*     Commencement of Operations June 1, 1994.
** Figures for 1995 and for the six month s ended October 31, 1996 ar annualized.



                                       Centura Equity Income Fund
                                      ---------------------------

                                             For the Period
                                           October 1, 1996*
                                                through
                                    October 31, 1996 (unaudited)
                                      ---------------------------

                                        Class    Class    Class
                                          A        B        C
                                        -----    -----    -----

Net Asset Value, Beginning of
Period................                   $10.00   $10.00   $10.00

Income from Investment
Operations:
  Net Investment Income
   /(Loss) ...........                   0.02     0.02     0.02
  Net Realized and Unrealized
  Gain/(Loss) on  Securities             0.21     0.21     0.20
  Total from Investment
    Operations .......                   0.23     0.22     0.22
                                         ----     ----     ----

Less Distributions:
  Dividends from Net Investment
     Income ..........                  (0.02)   (0.02)   (0.02)
  Distributions from Capital Gains       0.00     0.00     0.00
                                         ----     ----     ----
  Total Distributions                   (0.02)   (0.02)   (0.02)
                                       -------  -------  -------

Net Asset Value,
   End of Period......                 $10.21   $10.21   $10.20
                                       ======   ======   ======

Total Return (not reflecting sales
    load).............                  2.19%    2.19%    2.19%
                                        =====    =====    =====

Ratios/Supplemental Data:
  Net Assets, End of Period
  (000's).............                    $95      $20  $51,094
Ratio of Expenses Net of
Waivers/ Reimbursements to
   Average Net Assets**                 0.71%    0.45%    0.72%
Ratios of Expenses before
Waivers/Reimbursements to
   Average Net Assets**                 0.71%    0.45%    0.72%
Ratio of Net Investment Income
   to Average Net Assets**              1.46%    0.58%    2.15%

Portfolio Turnover Rate                    7%       7%       7%


--------------------------

*     Commencement of Operations
**    Annualized

                                  THE FUNDS


      Each Fund is a separate diversified investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the Company, which was organized under the laws of the State of Maryland on March 1, 1994 as an open-end, management investment company. Centura Equity Income Fund and Centura Southeast Equity Fund were established as new portfolios of the Company on August 28, 1996 and ________________, 1997, respectively. The Company's Board of Directors oversees the overall management of the Funds and elects the Funds' officers.

      Centura Equity Growth Fund. Investors seeking long-term growth of capital and for whom current income is not an objective should consider investing in Centura Equity Growth Fund.

      The investment objective of Centura Equity Growth Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock. The Adviser uses fundamental analysis to select stocks for the Fund's portfolio and the Fund will invest primarily in stocks of established growth companies that are undervalued relative to their industry or to their historical valuation ranges. However, the Adviser may also invest in companies which it believes have improving prospects whose equity securities are currently selling below their estimated intrinsic value. In addition, out-of-favor growth cyclicals may be used if the adviser anticipates a sustainable earnings recovery for these companies. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through American Depository Receipts ("ADRs"). Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities and convertible securities. However, the Fund may invest without limit in debt instruments for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1,000,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. Although the Fund's investments in such debt securities and in convertible and preferred stock will generally be rated A, A-1, or better by Standard & Poor's Corporation ("S&P") or A, Prime-1 or better by Moody's Investors Service, Inc. ("Moody's"), or deemed of comparable quality by the Adviser, the Fund is authorized to invest up to 15% of its assets in securities rated as low as BBB by S&P or Baa by Moody's, or deemed of comparable quality by the Adviser. Securities rated BBB or Baa, or deemed equivalent to such securities, may have speculative characteristics. See "Risks of Investing in the Funds." If any security held by the Fund is downgraded below BBB/Baa (or so deemed by the Adviser), the securities will generally be sold unless it is determined that such sale is not in the best interest of the Fund. The Fund will invest in no securities rated below BBB or Baa.

     Centura Equity Income Fund. Investors seeking long-term growth and income should consider an investment in Centura Equity Income Fund.

      The  investment  objective  of Centura  Equity  Income  Fund is to provide long-term capital appreciation and income. This Fund invests primarily in dividend-paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures. In managing this Fund, the Adviser uses fundamental analysis to select stocks for the Fund's portfolio. The Fund will invest primarily in the stocks of established companies with above average dividend yields and/or prospects for increasing dividends. However, the Adviser may also select stocks (or convertible securities) of companies that it believes offer special appreciation opportunities because they are undervalued in the marketplace based on such factors as price/earnings ratios or the ratio of stock price to the company's inherent asset value, book value, cash flow or underlying franchise value. The Fund expects to invest primarily in securities of U.S.-based companies, but it may also invest in securities of non-U.S. companies, generally through ADRs. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities and convertible securities and at least 65% of such assets will be invested in income producing securities. However, for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant, the Fund may invest without limit in debt instruments of the same types, and subject to the same conditions, as Centura Equity Growth Fund under such circumstances.

     Centura Federal Securities Income Fund. Investors seeking relatively high current income from a portfolio of U.S. Government securities should consider investing in Centura Federal Securities Income Fund.

      The investment objective of Centura Federal Securities Income Fund is to provide high current income consistent with relative stability of principal and safety. It pursues this objective by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities with maximum maturities of ten years. These securities typically display greater price stability and safety than debt securities of longer duration and lower quality, although the latter generally offer higher income. In addition to limiting the maturity of its portfolio securities, the Fund attempts to moderate principal fluctuations by investing at least 70% of its portfolio in direct obligations of the U.S. Treasury, with no more than 30% in securities of U.S. Government agencies and instrumentalities, and by using a modified "laddering" approach to structuring the Fund's portfolio -- i.e., by investing in securities with different maturities and adjusting their relative proportions, as well as the maximum and average maturity of its portfolio securities, to adapt to various market conditions. Using this approach, the Fund hopes both to capture a high proportion of the currently available yield on fixed income securities and to limit volatility.

      To permit desirable flexibility, the Fund has authority to invest in corporate debt securities rated A or better by S&P or Moody's (or deemed of comparable quality by the Adviser) and high quality money market instruments including commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's (or deemed by the Adviser to be of comparable quality); certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $1,000,000,000; and repurchase agreements with respect to securities in which the Fund is authorized to invest.

      Centura North Carolina Tax-Free Bond Fund. Investors seeking dividend income that is generally free of regular federal and North Carolina personal income taxes should consider investing in the Centura North Carolina Tax-Free Bond Fund.

      The investment objective of Centura North Carolina Tax-Free Bond Fund is relatively high current income that is free of both regular federal and North Carolina income tax, together with relative safety of principal. This Fund invests primarily in a portfolio of obligations issued by the state of North Carolina, its political subdivisions, and their agencies and instrumentalities, the income from which, in the opinion of the issuer's bond counsel, is exempt from regular federal and North Carolina personal income taxes ("North Carolina Municipal Obligations"). By limiting the Fund's average portfolio maturity to between 5 and 10 years, with a maximum maturity for any portfolio security of 15 years, the Fund seeks to capture a high proportion of the currently available return on North Carolina Municipal Obligations while providing greater safety of principal than would be available from longer term municipal securities. It also seeks to moderate price fluctuations by diversifying its investments among different municipal issuers and by limiting its investments to securities of high quality.

      The Fund seeks to provide income that is fully free from regular federal and North Carolina personal income taxes, as well as from the federal alternative minimum tax. To provide the flexibility to deal with a variety of market circumstances, however, the Fund has limited authority (a) to invest in municipal obligations of other states ("Municipal Obligations"), the income from which would not be free from North Carolina income tax, (b) to invest up to 10% of its assets in municipal obligations subject to the federal alternative minimum tax ("AMT Obligations"), and (c) to invest up to 20% of its assets in AMT Obligations plus cash reserves and obligations producing taxable income, including obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit, bankers' acceptances and other short-term debt obligations of U.S banks with total assets of at least $1,000,000,000; commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's (or deemed by the Adviser to be of comparable quality); and repurchase agreements relating to underlying securities in which the Fund is authorized to invest. For temporary defensive purposes when the Adviser has determined that abnormal market and economic conditions so warrant, the Fund may invest up to 50% of its assets in investments producing taxable income and AMT Obligations. Any distributions by the Fund of capital gains and other income that are not designated by the Fund as "exempt-interest" dividend's will normally be subject to federal, state and, in some cases, local tax. As a fundamental policy, during periods of normal market conditions, at least 80% of the Fund's net assets will be invested in securities the interest income from which is exempt from the regular federal income tax. Additionally, under normal circumstances, (a) at least 65% of the Funds total assists will be invested in "bonds" -- i.e. debt obligations with a duration of at least one year from the date of issue, and (b) at least 65% of the value of the Fund's total assets will be invested in bonds that are North Carolina Municipal Obligations. Tax advisers should be consulted regarding tax effects for particular investors.

      The Fund's quality criteria require that ft Fund purchase Municipal Obligations rated A, SP-1 or better by S&P or A, MIG-1 or better by Moody's; commercial paper rated A-1 or better by S&P or Prime-1 or better by Moody's; corporate debt securities rated A or better by S&P or Moody's (or debt securities given equivalent ratings by at least two other nationally recognized statistical rating organizations ("NRSROs")) or, if any of such securities are not rated, that they be of comparable quality in the Adviser's opinion. For more information on Municipal Obligations and North Carolina Municipal Obligations, see "Description of Securities and Investment Practices" and "Risks of Investing in the Funds."

      In determining to invest in a particular Municipal Obligation, the Adviser will rely on the opinion of bond counsel for the issuer as to the validity of the security and the exemption of interest on such security from federal and relevant state income taxes, and the Adviser will not make an independent investigation of the basis for any such opinion.

      Centura Southeast Equity Fund. Investors seeking long-term growth of capital through investment in companies of the southeastern United States should consider investing in Centura Southeast Equity Fund.

      The investment objective of Centura Southeast Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common and preferred stocks and securities convertible into common stock of companies headquartered or with substantial operations in the southeastern region of the United States. The southeastern region includes Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee, Texas and Virginia.

      The Adviser uses fundamental analysis to select stocks of issuers that are undervalued relative to their industry or their historical valuation ranges. However, the Adviser may also invest in companies in which it believes have improving prospects, whose equity securities are selling below their estimated intrinsic value. In addition, out-of-favor cyclicals may be purchased if the Adviser anticipates a sustainable earnings recovery. Under normal market conditions, at least 65% of the Fund's assets will be invested in securities of southeastern issuers, and at least 65% of its assets will be invested in equity securities or securities convertible into equity securities. Under normal market conditions, the Adviser anticipates investing a majority of the Fund's assets in securities of small to medium sized companies. Subject to the foregoing, the Fund also has authority to invest in equity and debt securities of non-southeastern issuers and non-U.S. issuers. Its investments in non-U.S. issuers will generally be in the form of American Depository Receipts ("ADRs"). For temporary defensive purposes during abnormal market or economic conditions, the Fund may invest without limit in debt instruments of the same type, and subject to the same conditions, as Centura Equity Growth Fund under such circumstances.

Other Investment Policies of the Funds

      Each of the Funds may also invest up to 5% of its total assets in another investment company, not to exceed 10% of the value of its total assets in the securities of other investment companies. Taxable distributions earned from other investment companies will, likewise, represent taxable income to a Fund. A Fund will incur additional expenses due to the duplication of expenses as a result of investing in new funds other than the Funds. Each of the Funds has authority, which it does not presently intend to exercise, to invest in futures and options contracts and to lend its portfolio securities. For information concerning these practices, see "Investment Policies" in the SAI.

              DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

     U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Treasury bills, which have a maturity of up to one year, are direct obligations of the United States and are the most frequently issued marketable U.S. Government security. The U.S. Treasury also issues securities with longer maturities in the form of notes and bonds.

      U.S. Government agency and instrumentality obligations are debt securities issued by U.S. Government-sponsored enterprises and Federal agencies. Some obligations of agencies are supported by the full faith and credit of the United States or by U.S. Treasury guarantees, such as mortgage-backed certificates issued by the Government National Mortgage Association; others, such as obligations of the Federal Home Loan Banks, Federal Farm Credit Bank, Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal Land Bank, are guaranteed by the right of the issuer to borrow from the U.S. Treasury; others, such as obligations of the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as obligations of the Student Loan Marketing Association and the Tennessee Valley Authority, are backed only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

      Bank Obligations (All Funds). These obligations include negotiable certificates of deposit and bankers' acceptances. The Funds limit their bank investments to dollar-denominated obligations of U.S. or foreign banks which have more than $1 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation.

      Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities.

     Corporate Debt Securities (All Funds). A Fund's investments in corporate debt securities are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the previously disclosed minimum ratings and maturity criteria established for the Fund under the direction of the Board of Directors and the Fund's Adviser or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. See "The Funds."

      Repurchase Agreements (All Funds). Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. These agreements permit the Funds to earn income for periods as short as overnight. Repurchase agreements may be considered to be loans by the purchaser collateralized by the underlying securities. These agreements will be fully collateralized and the collateral will be marked- to-market daily. The Funds will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which in the opinion of the Adviser, present minimal credit risks in accordance with guidelines adopted by the Board of Directors. In the event of default by the seller under the repurchase agreement a Fund may have problems in exercising its rights to the underlying securities and may experience time delays in connection with the disposition of such securities.

      Loans of Portfolio Securities (All Funds). To increase current income each Fund may lend its portfolio securities worth up to 5% of that Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. For further information, see the SAI.

      Variable and Floating Rate Demand and Master Demand Notes (All Funds). The Funds may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The repurchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity. A Fund's investment in demand instruments which provide that the Fund will not receive the principal note amount within seven days' notice, in combination with the Fund's other investments in illiquid instruments, will be limited to an aggregate total of 15% of that Fund's net assets.

      The Funds may also buy variable rate master demand notes. The terms of few obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These instruments permit weekly and, in some instances, daily changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the Fund and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and, thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. In connection with any such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, a Fund may, under its minimum rating standards, invest in them only if, at the time of an investment, the issuer meets the criteria set forth in this Prospectus for commercial paper obligations.

      Forward Commitments and When-Issued Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). A Fund may purchase when-issued securities and make contracts to purchase securities for a fixed price at a future date beyond customary settlement time if the Fund holds, and maintains until the settlement date in a segregated account cash, U.S. Government securities or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued basis and forward commitments involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. No income accrues on securities purchased on a when-issued basis prior to the time delivery of the securities is made, although a Fund may earn interest on securities it has deposited in the segregated account because it does not pay for the when-issued securities until they are delivered. Investing in when-issued securities has the effect of (but is not the same as) leveraging the Fund's assets. Although a Fund would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of actually acquiring securities, that Fund May dispose of a when- issued security or forward commitment prior to settlement if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon such sales.

      Mortgage-Related Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Centura North Carolina Tax-Free Bond Fund may invest only in those mortgage pass-through securities whose payments are tax-exempt. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate (the "CPR"), or other similar models that are standard in the industry will be used by a Fund in calculating maturity for purposes of its investment in mortgage-related securities. Upward trends in interest rates tend to lengthen the average life of mortgage-related activities and also cause the value of outstanding securities to drop. Thus, during periods of rising interest rates, the value of these securities held by a Fund would tend to drop and the portfolio-weighted average life of the securities held by a Fund may tend to lengthen due to this effect. Longer-term securities tend to experience more price volatility. Under these circumstances, a Manager may, but is not required to, sell securities in part in order to maintain an appropriate portfolio-weighted average life.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (such as securities guaranteed by the Government National Mortgage Association ("GNMA"); or guaranteed by agencies or instrumentalities of the U.S. Government (such as securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

      A Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs") which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. CMOs may be issued by government and non-governmental entities. Some CMOs are debt obligations of FHLMC issued in multiple classes with different maturity dates secured by the pledge of a pool of conventional mortgages purchased by FHLMC. Other types of CMOs are issued by corporate issuers in several series, with the proceeds used to purchase mortgages or mortgage pass-through certificates. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. To the extent a particular CMO is issued by an investment company, a Fund's ability to invest in such CMOs will be limited. See "The Funds -- Other Investment Policies of the Funds."

      Assumptions generally accepted by the industry concerning the probability of early payment may be used in the calculation of maturities for debt securities that contain put or call provisions, sometimes resulting in a calculated maturity different from the stated maturity of the security.

      It is anticipated that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities, but no investments will be made in such securities until the Fund's prospectus and/or SAI have been revised to reflect such securities.

      Other Asset-Backed Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). Other asset-backed securities (unrelated to mortgage loans) are developed from time to time and may be purchased by a Fund to the extent consistent with its investment objective and policies, but only after disclosure reflecting such securities has been added to the Fund's prospectus and/or SAI.

      Foreign Securities (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). The Funds may invest in securities represented by American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts generally issued by domestic banks, which represent the deposit with the bank of a security of a foreign issuer, and which are publicly traded on exchanges or over-the-counter in the United States. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depositary and the shareholders. The company issuing the stock underlying the ADRs pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In addition, in an unsponsored ADR program, there may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. For more information, see "Risks of Investing in the Funds."

      Forward Foreign Currency Transactions (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). These Funds may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. These contracts, which involve costs, permit a Fund to purchase or sell a specific amount of a particular currency at a specified price on a specified future date. A Fund will realize a benefit from this type of contract only to the extent that the relevant currencies move as anticipated. If the currencies do not move as anticipated, the contracts may cause greater loss to a Fund than if they had not been used. See the SAI for further information concerning forward foreign currency transactions.

      Futures Contracts and Options (All Funds). The Funds may purchase and sell futures contracts on securities, currencies, and indices of securities, and write and sell put and call options on securities, currencies and indices of securities as a hedge against changes in interest rates, stock prices, currency fluctuations and other market developments, provided that not more than 5% of a Fund's net assets are committed to margin deposits on futures contracts and premiums for options. See the SAI for information about futures and options. See "Risks of Investing in the Funds" for a discussion of risks related to investing in futures and options.

      Municipal Obligations (Centura North Carolina Tax-Free Bond Fund). The Fund may invest in securities issued by states, their political subdivisions and agencies and instrumentalities of the foregoing, the income from which, in the opinion of bond counsel for the issuer, is exempt from regular income taxes by the federal government and state of the issuing entity ("Municipal Obligations"). Such Municipal Obligations include municipal bonds, floating rate and variable rate Municipal Obligations, participation interests in municipal bonds, tax-exempt asset-backed certificates, tax-exempt commercial paper, short-term municipal notes, and stand-by commitments. It may be anticipated that governmental, government-related or private entities will create other tax-exempt investments in addition to those described above. As new types of tax-exempt vehicles are developed, the Adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such types of Municipal Obligations, but will not make such investments until they are reflected in the Fund's prospectus and/or SAI. The Fund will purchase only Municipal Obligations rated A, SP-1 or better by S&P or A, MIG-1 or better by Moody's (or given equivalent ratings by another NRSRO) or, if the securities are not rated, are of comparable quality in the Adviser's opinion. Municipal Obligations in which the Fund may invest include "general obligation" and "revenue" securities. General obligation securities are backed by the issuer's full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited in terms of rate or amount or special assessments. Revenue securities are secured primarily by net revenues generated by a particular facility or group of facilities, or by the proceeds of a special excise or other specific revenue source. Additional security may be provided by a debt service reserve fund. Municipal bonds include industrial development bonds ("IDBs"), moral obligation bonds, put bonds and private activity bonds ("PABs"). PABs generally relate to the financing of a facility used by a private entity or entities. The credit quality of such bonds is usually directly related to that of the users of the facilities. The interest on most PABs is an item of tax preference for purposes of the Federal alternative minimum tax and Fund distributions attributable to such interest likewise, constitute an item of tax preference. For information on the risks related to the Fund's concentration in North Carolina Municipal Obligations, see "Risks of Investing in the Funds."

      Municipal Lease Obligations (Centura North Carolina Tax-Free Bond Fund). The Fund may invest in municipal lease obligations including certificates of participation ("COPs"), which finance a variety of public projects. Because of the way these instruments are structured, they may carry a greater risk than other types of Municipal Obligations. The Fund may invest in lease obligations only when they are rated by a rating agency or, if unrated, are deemed by the Adviser, to be of a quality comparable to the Fund's quality standards. With respect to any such unrated municipal lease obligations in which the Fund invests, the Company's Board of Directors will be responsible for determining their credit quality, on an ongoing basis, including assessing the likelihood that the lease will not be cancelled. Prior to purchasing a municipal lease obligation and on a regular basis thereafter, the Adviser will evaluate the credit quality and, pursuant to guidelines adopted by the Directors, the liquidity of the security. In making its evaluation, the Adviser will consider various credit factors, such as the necessity of the project, the municipality's credit quality, future borrowing plans, and sources of revenue pledged for lease repayment, general economic conditions in the region where the security is issued, and liquidity factors, such as dealer activity. For discussion regarding municipal lease obligations, see "Risks of Investing in the Funds" in this Prospectus and "Investment Policies" in the SAI.

      Stand-by Commitments (Centura North Carolina Tax-Free Bond Fund). The Fund may acquire "stand-by commitments," which will enable it to improve its portfolio liquidity by making available same-day settlements on sales of its securities. A stand-by commitment gives the Fund, when it purchases a Municipal Obligation from a broker, dealer or other financial institution ("seller"), the right to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." The Fund may acquire stand-by commitments solely to facilitate portfolio liquidity and not to protect against changes in the market price of the Fund's portfolio securities. The exercise by the Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

      The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

      It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Directors will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security win ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

      There is no assurance that stand-by commitments will be available to the Fund nor does the Fund assume that such commitments would continue to be available under all market conditions.

      Third Party Puts (Centura North Carolina Tax-Free Bond Fund). The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement. In the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically. The risk to the Fund in this case will be that of holding a long-term bond which would tend to lengthen the weighted average maturity of the Fund's portfolio.

      These bonds coupled with puts may present tax issues also associated with stand-by commitments. As with any stand-by commitments acquired by the Fund, the Fund intends to take the position that it is the owner of any Municipal Obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such Municipal Obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

      Participation Interests (Centura North Carolina Tax-Free Bond Fund). The Fund may purchase from banks participation interests in all or part of specific holdings of Municipal Obligations. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Fund's Adviser has determined meets the prescribed quality standards of theft Fund. Thus either the credit of the issuer of the Municipal Obligation or the selling bank, or both, will meet the quality standards of the Fund. The Fund has the right to sell the participation back to the bank after seven days' notice for the full principal amount of the Fund's interest in the Municipal Obligation plus accrued interest, but only (a) as required to provide liquidity to the Fund, (b) to maintain a high quality investment portfolio or (c) upon a default under the terms of the Municipal Obligation. The selling bank will receive a fee from the Fund in connection with the arrangement. The Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service satisfactory to the Adviser that interest earned by the Fund on Municipal Obligations on which it holds participation interests is exempt from federal income tax.

                            INVESTMENT RESTRICTIONS

The following restrictions are applicable to each of the Funds, except as otherwise indicated.

     (1) No Fund may, with respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of such assets in the securities or instruments of any one issuer, except securities or instruments issued or guaranteed by the U.S.
Government, its agencies or instrumentalities.

     (2) No Fund may purchase securities or instruments which would cause 25% or more of the market value of its total assets at the time of such purchase to be invested in securities or instruments of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities.

     (3) No Fund may borrow money, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes. A Fund will make no purchase if its outstanding borrowings exceed 5% of its total assets.

     (4) No Fund may make loans, except that a Fund may (a) lend its portfolio securities, (b) enter into repurchase agreements with respect to its portfolio securities, and (c) purchase the types of debt instruments described in this Prospectus or the SAI.

      For purposes of investment restriction number (1), Centura North Carolina Tax-Free Bond Fund considers a Municipal Obligation to be issued by the governmental entity (or entities) whose assets and revenues back the Municipal Obligation. For a Municipal Obligation backed only by the assets and revenues of a nongovernmental user, such user is deemed to be the issuer; such issuers, to the extent their principal business activities are in the same industry, are also subject to investment restriction (2). For purposes of investment restriction (2), public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities.

      The foregoing investment restrictions and those described in the SAI as fundamental are policies of each Fund which may be changed with respect to that Fund only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described under "Other Information -- Voting."

      Additionally, as a non-fundamental policy, no Fund may invest more than 15% of the aggregate value of its net assets in investments which are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice).

      If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

                        RISKS OF INVESTING IN THE FUNDS

      The price per share of each of the Funds will fluctuate with changes in the value of the investments held by the Fund. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

      Foreign Securities (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). Investing in the securities of issuers in any foreign country, including ADRS, involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. A Fund's objective may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in a Fund's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the United States, and other economic and financial conditions affecting the world economy. Although the Fund may engage in forward foreign currency transactions and foreign currency options to protect its portfolio against fluctuations in currency exchange rates in relation to the U.S. dollar, there is no assurance that these techniques will be successful. See "Description of Securities and Investment Practices" and below for additional information about these kinds of transactions.

     Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

      Through the Funds' flexible policies, the Adviser endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it may place the Funds' investments. See the SAI for further information about foreign securities.

      Zero Coupon and Pay-in-Kind Securities (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond
Fund). Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends and require stockholders to pay tax on such dividends (except if such dividends qualify as exempt-interest dividends).

      North Carolina Municipal Obligations (Centura North Carolina Tax-Free Bond
Fund). Because this Fund will concentrate its investments in North Carolina Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of North Carolina issuers to pay interest on or to repay the principal of their debt obligations. Thus, the net asset value of the shares may be particularly impacted by the general economic situation within North Carolina. The concentration of the Fund's investments in a single state may involve greater risk than if the Fund invested in Municipal Obligations throughout the country, due to the possibility of an economic or political development which could uniquely affect the ability of issuers to meet the debt obligations of the securities.

      The economy of North Carolina is supported by industry, agricultural products, and tourism, with the largest segment of its work force employed in manufacturing. From 1980 to 1993, the state's per capita income grew 133.8%, from $7,999 to $18,702. The state has the nation's tenth highest population, and its unemployment rate in March 1995 was 3.9% of the labor force (versus a national rate of 5.5%). The state's labor force grew 26.4% between 1980 and 1994, while its complexion shifted from agriculture to the production of goods and services. In 1993, North Carolina nevertheless ranked tenth in the nation in gross agricultural income. Although 20% of its agricultural income comes from tobacco, 34% comes from a diversified poultry industry and the remainder from a relatively large variety of other agricultural plant and animal products. North Carolina is the third most diversified state in the country in terms of its agriculture.

      Obligations of issuers of North Carolina Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the North Carolina legislature or by referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its North Carolina Municipal Obligations may be materially affected.

Additional considerations relating to the risks of investing in North Carolina Municipal Obligations are presented in the SAI.

      Municipal Lease Obligations (Centura North Carolina Tax-Free Bond Fund). Municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. For more information on risks of municipal lease investments, see the SAI.

      Risks of Options Transactions (All Funds). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

      Risks of Foreign Currency Options (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S dollar. A Fund will not speculate in options on foreign currencies.

      There is no assurance that a liquid secondary market will exist for any particular foreign currency option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

      Risks of Futures and Related Options Transactions (All Funds). There are several risks associated with the use of futures contracts and options on futures contracts. While a Fund's use of futures contracts and related options for hedging may protect a Fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or securities prices. There can be no guarantee that the Adviser's forecasts about market value interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. The skills required to invest successfully in futures and options may differ from the skills required to manage other assets in a Fund's portfolio. An incorrect forecast or imperfect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the Fund's return might have been better had hedging not been attempted.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed. The potential risk to a Fund from a futures transaction is unlimited. Therefore, although the Funds have authority to engage in futures transactions, they have no present intention to do so and will engage in such transactions only when disclosure to that affect has been added to the Prospectus.

      A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or are quoted on an automated quotation system. A Fund will not enter into a futures contract if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures options positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the Fund's total assets.

      The Funds may trade futures contracts and options on futures contracts on U.S. domestic markets and, except for Centura North Carolina Tax-Free Bond Fund, also on exchanges located outside of the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Fund could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

      Risks of Forward Foreign Currency Contracts (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). The precise matching of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. There can be no assurance that new forward contracts or offsets will always be available to a Fund.

      Risks of Concentrating Investments in Southeastern Issuers (Centura Southeast Equity Fund). Because Centura Southeast Equity Fund will normally invest primarily in equity securities of southeastern issuers, its portfolio will be more vulnerable to negative economic developments and natural disasters affecting the region than a fund with a more geographically diversified portfolio. There can, of course, be no assurance that southeastern issuers will outperform, or perform as well as, issuers of other regions, and there can be no assurance that southeastern issuers whose securities are held by the Fund will outperform, or perform as well as, those of the region generally, other issuers of the region, or issuers of any other U.S. or foreign region.

                           MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Directors. The Directors are Leslie H. Garner, Jr., James H. Speed, Jr., Frederick E. Turnage, Lucy Hancock Bode and J. Franklin Martin. Additional information about the Directors, as well as the Company's executive officers, may be found in the SAI under the heading "Management -- Directors and Officers."

The Adviser:  Centura Bank

      Centura Bank, 131 North Church Street, Rocky Mount, North Carolina 27802, is a member bank of the Federal Reserve System. Centura Bank and its parent, Centura Banks, Inc., were formed in 1990 through a merger of two other Rocky Mount, North Carolina bank holding companies and their subsidiary banks.

      For the advisory services it provides the Funds, the Adviser receives from each Fund fees, payable monthly based on the average daily net assets, at an annual rate based on the Fund's average net assets. Fees are 0.70% for Centura Equity Growth Fund, 0.70% for Centura Equity Income Fund, 0.30% for Centura Federal Securities Income Fund, 0.35% for Centura North Carolina Tax-Free Bond Fund and 0.70% for Centura Southeast Equity Fund. The Adviser also serves as Custodian for the Funds' assets, for which it receives additional fees. For the fiscal period ended April 30, 1996, the Adviser received $802,888 in Advisory fees from the Equity Growth Fund and $312,098 from the Federal Securities Income Fund. The advisory fees for the North Carolina Tax-Free Bond Fund amounted to $138,274, however, the Adviser waived $99,774.

     Frank Jolley has primary responsibility for management of the Centura Equity Income Fund and the Centura Equity Growth Fund. Mr. Jolley has over 17 years experience in investments and financial analysis. He graduated from the University of North Carolina with a Bachelor of Science in business administration. Mr. Jolley began his investment career with Dean Witter Reynolds in retail sales and later served as a branch manager for a regional securities firm. Primary duties at Centura have included the management of common and collective funds along with personal trust and pension fund investment responsibilities. In August 1996, Mr. Jolley was named Chief Investment Officer of Centura's asset management area. As Chief Investment Officer, his duties include oversight of all Centura's mutual funds. Mr. Jolley is a Chartered Financial Analyst and a member of the North Carolina Society of Financial Analysts where he currently serves as the Secretary and member of the Board.

      Robert D. Marsh serves as portfolio manager for Centura North Carolina Tax-Free Bond Fund. He previously managed the North Carolina Tax-Free common trust fund before the conversion to the Centura North Carolina Tax-Free Bond Fund in June 1994. Mr. Marsh has over 34 years' experience in Trust investments, portfolio management, and Trust administration. He graduated from Ball State University with a Bachelor of Science degree in accounting. Mr. Marsh began his Trust career at American National Bank and Trust Company in Indiana in Trust administration and portfolio management. Mr. Marsh's other duties at Centura Bank include the management of personal trust and pension account investment responsibilities.

     Lawrence R. Allen serves as portfolio manager for Centura Federal Securities Income Fund. He previously managed the Federal Securities common trust fund before the conversion to the Centura Federal Securities Income Fund in June 1994. Mr. Allen has 3 years experience in investments and portfolio management. He graduated from Campbell University with a Bachelor in Business Administration and a Trust Management certificate. Mr. Allen began his investment career with United Carolina Bank in Trust Investments. Mr. Allen's other duties at Centura include the management of personal trust and pension account investment responsibilities.

      Daniel Cole serves as portfolio manager for Centura Southeast Equity Fund. Mr. Cole joined Centura Bank in November, 1996 where he has managed the Centura Southeast Common Trust Funds and has personal and pension fund investment responsibilities. Mr. Cole has four years experience in investments and portfolio management. He began his investment career with Southern National Bank in Winston-Salem, North Carolina as an investment analyst and portfolio manager in Trust Investments. In 1995, Mr. Cole joined Central Carolina Bank in Durham, North Carolina as a portfolio manager and trust investment officer where he was primarily responsible for personal trust and endowment fund investment management. He graduated from Guilford College in Greensboro, North Carolina with a Bachelor of Science degree and from Virginia Polytechnic Institute and State University in Blacksburg, Virginia with an M.B.A. in Finance. Mr. Cole is a Level III Chartered Financial Analyst candidate and a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

The Distributor

      Centura Funds Distributor, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, BISYS, was formed specifically to distribute the Funds.

Service Organizations

      Payments may be made by the Funds or by the Adviser to various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") for providing administrative services for the Funds and their shareholders, such as maintaining shareholder records, answering shareholder inquiries and forwarding materials and information to shareholders. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the shares of either class owned by shareholders with whom the Service Organization has a servicing relationship.

      Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

      The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

The Administrator and Sponsor

      BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, acts as Sponsor and Administrator of the Funds. BISYS, headquartered in Little Falls, New Jersey, supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and recordkeeping services in partnership with banking institutions and investment management companies.

      Pursuant to an Administration Agreement with the Company, BISYS provides certain management and administrative services necessary for the Funds' operations including: (a) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Adviser, custodian, independent accountants and legal counsel; (b) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (c) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Directors; and
(d) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, BISYS receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Prior to January 1, 1996, Furman Selz LLC served as the Funds'
Administrator under a contract substantially similar to the Administration Agreement with BISYS. For the fiscal year ended April 30, 1996, Furman Selz received $172,047 and $156,049 in administrative services fees from the Equity Growth Fund and the Federal Securities Income Fund, respectively. Furman Selz was entitled to $59,260 but waived $42,761 in fees from the North Carolina Tax-Free Bond Fund. Since the Company's commencement, Furman Selz also acted as the Funds' transfer and fund accounting agent and effective January 1, 1997, BISYS now acts in that capacity (for which it receives a fee of $15 per account per year, plus out-of-pocket expenses) and provides assistance in calculating the Funds' net asset values and provides other accounting services for the Funds (for an annual fee of $30,000 per Fund plus out-of-pocket expenses). For the fiscal year ended April 30, 1996, Furman Selz, the Transfer Agent for that fiscal period, earned $38,623, $7,326 and $6,452 in transfer agent fees for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively. Furman Selz also earned $32,848, $33,981 and $41,369 in fund accounting fees for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively, for the same period.

Other Expenses

      Each Fund bears all costs of its operations other than expenses specifically the responsibility of the Administrator, the Adviser or other service providers. In addition to fees paid to service providers described above, the costs borne by the Funds, some of which may vary among the classes, as noted above, include: legal and accounting expenses; Directors' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparing and distributing reports, proxy statements and prospectuses to existing shareholders. Each Fund bears its own expenses associated with its establishment as a portfolio of the Company; these expenses are amortized over a five-year period from the commencement of a Fund's operations. Company expenses directly attributable to a Fund or class are charged to that Fund or class; other expenses are allocated proportionately among all of the Funds and classes in the Company in relation to the net assets of each Fund and class.

                        MINIMUM PURCHASE REQUIREMENTS

      The minimum initial investment in each of the Funds is $1,000, except that the minimum investment requirement for an IRA or other qualified retirement plan is $250. Any subsequent investments must be at least $250, except for an IRA or qualified retirement plan investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application may be obtained by calling Fund Services at 1-800-44CENTURA (442-3688). However, a separate application is required for IRA and other qualified retirement plan investments. Centura North Carolina Tax-Free Bond Fund is not a recommended investment for an IRA or other qualified retirement plan. The Funds reserve the right to reject purchase orders.

                     PRICING AND PURCHASE OF FUND SHARES

      Each Fund offers its Class C shares at their net asset value next determined after a purchase order has been received. All consideration received by the Funds for the purchase of Class C shares is invested in full and fractional Class C shares of the appropriate Fund. Certificates for shares are not issued. BISYS maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a monthly statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

                            EXCHANGE OF FUND SHARES

      The Funds offer two convenient ways to exchange Class C shares in one Fund for Class C shares of another Fund in the Company. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A Class C shareholder may not exchange shares of one Fund for Class C shares of another Fund unless the latter Fund's Class C shares are qualified for sale in the state of the shareholder's residence. There is no minimum amount required for exchanges, provided the investor has satisfied the $1,000 minimum investment requirement for the Fund into which he or she is exchanging, and no service fee is imposed for an exchange. The Company may terminate or amend the terms of the exchange privilege at any time upon 60 days notice to shareholders.

      A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by a Fund in good order.

      An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. See "Dividends, Distributions and Federal Income Taxation" for an explanation of circumstances in which a sales charge paid to acquire shares of the Funds may not be taken into account in determining gain or loss on the disposition of those shares.

      Exchange by Mail. To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Funds. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made;
(d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

      Exchange by Telephone. To exchange Fund shares by telephone or to ask any questions, shareholders may call the Fund at 1-800-44CENTURA (442-3688). Please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are provided automatically to each shareholder unless otherwise specifically indicated on the Purchase Application. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds reserve the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time. Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.


                           REDEMPTION OF FUND SHARES

      Shareholders may redeem their shares, in whole or in part, on any business day. If a shareholder holds shares in more than one class of a Fund, any request for redemption must specify the class from which shares are to be redeemed. In the event a shareholder fails to make such a specification or if there are insufficient shares of the specified class to satisfy the redemption order, the redemption order will be delayed until the Fund's transfer agent receives further instructions from the shareholder.

     Class C shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Pricing and Purchase of Fund Shares."

      Where the shares have been purchased by check, the redemption request will be held until the purchasing check has cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

      Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Fund my, however, take up to seven days to make payment although this will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. A redemption may be a taxable transaction on which gain or loss may be recognized.

      Redemption Methods. To ensure acceptance of a redemption request, it is important that shareholders follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Requests in "proper order" must include the following documentation: (a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required signature guarantees (see "Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estate, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

      A shareholder may redeem shares using any of the following methods:

      Through an Authorized Broker, Investment Adviser or Service Organization. The shareholder should contact his or her broker, investment adviser or Service Organization and provide instructions to redeem shares. Such organizations are responsible for prompt transmission of orders. The broker will contact the Funds and place a redemption trade. The broker may charge a fee for this service.

      By Mail. Shareholders may redeem shares by sending a letter directly to the Funds. To be accepted, a letter requesting redemption must include: (a) the Fund name, class of shares and account registration from which shares are being redeemed; (b) the account number; (c) the amount to be redeemed; (d) the signatures of all registered owners; and (e) a signature guarantee by any eligible guarantor institution including members of national securities exchanges, commercial banks or trust companies, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

      By Telephone. Shareholders may redeem shares by calling the Funds toll free at 1-800- 44CENTURA (442-3688). Be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the name of the class (if applicable) and the Fund from which shares are being redeemed; and (c) the amount to be redeemed. Telephone redemptions are available unless otherwise indicated on the Purchase Application or on the Optional Services Form. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.

     By Wire. Shareholders may redeem shares by contacting the Funds by mail or telephone and instructing the Funds to send a wire transmission to the shareholder's bank.

      The shareholder's instructions should include: (a) the account number, social security number and account registration; (b) the name of the class and the Fund from which shares are being redeemed; and (c) the amount to be redeemed. Wire redemptions can be made unless otherwise indicated on the shareholder's Purchase Application, and a copy is attached of a void check on an account where proceeds are to be wired. The bank may charge a fee for receiving a wire payment on behalf of its customer.

      Systematic Withdrawal Plan. An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from this account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum withdrawal per year is 12% of the account value at the time of the election. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

      Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Funds reserve the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder (not by market action) below $1,000. If during the 30- day notice period the shareholder purchases sufficient shares to bring the value of the account to $1,000, the account will not be redeemed.

      Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests by shareholders in excess of such amounts, the Board of Directors reserves the right to have a Fund make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued generally in the same manner as the securities of that Fund are valued generally. If the recipient were to sell such securities, he or she would incur brokerage charges.

      Signature Guarantees. To protect shareholder accounts, the Funds and the Administrator from fraud, signature guarantees are required to enable the Funds to verify the identity of the person who has authorized a redemption by mail from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address, (2) a redemption of $25,000 or more, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Shareholders may contact the Funds at 1-800-442-3688 for further details.

                            PORTFOLIO TRANSACTIONS

      Pursuant to the Investment Advisory Agreement, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers it selects in its discretion.

      In effecting purchases and sales of portfolio securities for the account of a Fund, the Adviser will seek the best execution of the Fund's orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. The Funds may purchase securities during an underwriting, which will include an underwriting fee paid to the underwriter. Purchases and sales of common stocks are generally placed by the Adviser with broker-dealers which, in the judgment of the Adviser, provide prompt and reliable execution at favorable security prices and reasonable commission rates. Broker- dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser.

      Each of the Funds may buy and sell securities to take advantage of investment opportunities when such transactions are consistent with a Fund's investment objective and when the Adviser believes such transactions may improve a Fund's overall investment return. These transactions involve costs in the form of spreads or brokerage commissions. The Funds are not normally expected to have portfolio turnover rates in excess of 50%.

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.


                             FUND SHARE VALUATION

      The net asset value per share for each class of shares of each Fund is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of shares of the Funds is computed by dividing the value of net assets of each class (i.e., the value of the assets less the liabilities) by the total number of such class' outstanding shares. All expenses, including fees paid to the Adviser and Administrator, are accrued daily and taken into account for the purpose of determining the net asset value.

      Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors.

Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

            DIVIDENDS, DISTRIBUTIONS, AND FEDERAL INCOME TAXATION

      Each Fund intends to qualify annually to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income and substantially all of its net tax-exempt interest income, the Fund generally will not pay any U.S. federal income or excise tax.

      Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Investment company taxable income (other than the capital gain component thereof) will be declared and paid monthly by Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund will declare dividends daily and pay them out monthly. Each Fund intends to distribute, at least annually, substantially all net realized long- and short-term capital gain. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

      In the case of Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund, the amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.

      Distributions will be paid in additional Fund shares of the relevant class based on the net asset value of shares of that class at the close of business of the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month. In the case of the Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.

      Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the record date by the amount thereof. Therefore, in the case of Centura Equity Growth Fund, which does not declare dividends daily, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income taxes, as discussed below.

      Dividends distributed by Centura North Carolina Tax-Free Bond Fund that are derived from interest income exempt from federal income tax and are designated by the Fund as "exempt-interest dividends" will be exempt from the regular federal income tax. Capital gains distributions and any other distributions of Fund earnings not designated by the Fund as exempt-interest dividends will, however, generally be subject to federal, state and local tax. The Fund's investment policies permit it to earn income which cannot be designated as exempt-interest dividends.

      Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) will be taxable to shareholders as ordinary income. If a portion of the income of Centura Equity Growth Fund, Centura Equity Income Fund or Centura Southeast Equity Fund consists of dividends paid by U.S. corporations, a portion of the dividends paid by that Fund may qualify for the deduction for dividends received by corporations. No portion of the dividends paid by Centura Federal Securities Income Fund or Centura North Carolina Tax-Free Bond Fund is expected to so qualify. Distributions of net long-term capital gains designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held the Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

      A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term generally depending upon the shareholder's holding period for the shares.

      If you elect to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains contributions will be reinvested in the fund at the per share net asset value determined as of date of payment of the distribution. In addition, any undeliverable check or check that remain uncashed for six months will be canceled and will be reinvested in the fund at the per share net asset value determined as of the date of cancellation.

      The timing of a shareholder's investment could have undesirable tax consequences. If a shareholder opened a new account or bought more shares for his or her current account just before the day a capital gain distribution was reflected in the Fund's share price, the shareholder would receive a portion of his or her investment back as a taxable capital gain distribution.

      Shareholders should also be aware that redeeming shares of a Fund after tax-exempt interest income has been accrued by the Fund but before that income has been distributed as a dividend may not be advantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest, which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt- interest dividend.

      The Funds may be required to withhold federal income tax of 31% ("backup withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

      Further information relating to tax consequences is contained in the SAI.

      Shareholders will be notified annually by the Company as to the federal tax status of distributions made by the Fund(s) in which they invest. Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may also be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. With respect to Centura North Carolina Tax-Free Bond Fund, North Carolina law exempts from income taxation dividends received from a regulated investment company in proportion to the income of the regulated investment company that is attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of North Carolina or any county, municipality or political subdivision thereof. Shareholders should consult their own tax advisers as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

                              OTHER INFORMATION

Capitalization

      Centura Funds, Inc. was organized as a Maryland corporation on March 1, 1994 and currently consists of five separately managed portfolios. The Board of Directors may establish additional portfolios in the future. The capitalization of the Company consists solely of seven hundred fifty million (750,000,000) shares of common stock with a par value of $0.001 per share. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

      This Prospectus relates to Class C shares of the Funds. Each Fund also offers Class A and Class B shares. Class A shares are offered with a front-end sales charge (unless waived), and a contingent deferred sales charge is imposed (unless waived) on redemptions of Class B shares within five years of purchase. Because of differences in expenses, the performance of each class will typically be different. Information about Class A and Class B shares may be obtained from your sales representative or by calling the Funds at (800) 442-3688.

Voting

      Shareholders have the right to vote in the election of Directors and on any and all matters on which, by law or under the provisions of the Articles of Incorporation, they may be entitled to vote. The Company is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. Each Fund's shareholders vote separately on items affecting only that Fund, and shareholders of each class within a Fund vote separately on matters affecting only that class.

      The Articles of Incorporation provide that the holders of not less than two-thirds of the outstanding shares of the Company may remove a person serving as Director either by declaration in writing or at a meeting called for such purpose. The Directors are required to call a meeting for the purpose of considering the removal of a person serving as Director if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Company. See "Other Information -- Voting Rights" in the SAI.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund, a class or the Company, as applicable, means the vote of the lesser of: (1) 67% of the shares of the Fund (a class or the Company) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (a class or the Company).

Performance Information
                                [to be updated]



                                                        Centura Bank (Class C shares)
                                                      Performance Comparisons (unaudited)

                                        For Calendar Year Periods        For The Periods Ended 6/30/96

                                                                              12    3 Year   5 Year   Current
                                                                              --
                                   1991   1992   1993   1994   1995  Y-T-D   Months Average  Average   Year
                                   ----   ----   ----   ----   ----  -----   ------ -------  -------   ----

Equity Funds:

Centura Equity Growth Fund         30.9%  16.5%  18.8%  -8.3%  35.0%   9.7%  21.7%   14.5%    15.4%    0.5%

Centura Equity Income Fund         19.5%  11.3%  13.8%  -2.6%  32.6%   8.7%  23.8%   14.5%    14.9%    2.7%

Centura Southeast Equity Fund*

Standard & Poor's 500              30.5%   7.7%  10.0%   1.3%  37.5%  10.1%  25.9%   17.2%    15.7%     --

Russell 2000                       46.0%  18.6%  18.9%  -1.8%  28.4%                 13.7%    15.7%



Fixed Income Funds:

Centura Federal Securities         12.0%   6.1%   6.9%  -1.8%  13.5%  -0.8%   4.2%    4.1%     6.3%    6.0%

Centura NC Tax-Free Bond Fund       5.3%   5.6%   8.0%  -3.9%  12.5%  -1.1%   4.4%    3.7%     5.2%    4.3%

U.S. Treasury Bills (3-Months)      6.2%   3.9%   2.7%   4.2%   4.9%   2.3%   4.8%    4.1%     3.8%     --

Merrill Lynch Gov't. U.S. Treasury
  Short-Term Index                 11.7%   6.3%   5.4%   0.6%  12.9%   1.4%   5.5%    4.9%     6.3%     --

Lehman Brothers 5 Year
  Municipal Index                  11.4%   7.6%   8.7%  -1.3%  11.6%   0.6%   5.1%    4.7%     6.8%     --


*     Numbers to be provided.

(1) The performance figures in this table relate to the Class C shares of the Funds. The performance of Class A and Class B shares would be lower due to certain distribution-related expenses borne by those classes.

     (2) From 1/1/91 to 5/31/94 Centura Equity Growth Fund and Centura Federal Securities Income Fund were bank collective trust funds maintained and managed by Centura Bank and Centura North Carolina Tax-Free Bond Fund was a common trust fund managed by Centura Bank. The information above regarding Centura Equity Income Fund was for when that Fund was a bank common trust fund maintained and managed by Centura Bank. The investment objectives and policies of each fund prior to its conversion to a registered mutual fund were substantially comparable to those of its successor registered mutual fund. [update]

(3) Investment performance for the Funds during their maintenance as common or collective trust funds has been calculated on a monthly basis utilizing the Bank Administration Institute's recommended time-weighted rate of return method to compute the investment performance reflected in the above Schedule.

      The performance figures assume reinvestment of dividends and interest and include the cost of brokerage commissions. The investment performance excludes taxes an investor might have incurred as a result of taxable ordinary income and capital gains realized by the accounts. Bank common and collective trust funds are not subject to certain expenses normally incurred by a mutual fund. Thus, the performance figures for periods prior to conversion to registered funds have been adjusted, on a quarterly basis, to reflect the impact of the estimated expense ratios for the registered funds at the time of the conversion.

(4) The bank-maintained common and collective trust funds were managed with substantially the same investment objectives and policies as the registered mutual funds, but were not subject to all the same tax and regulatory requirements applicable to mutual funds. These regulatory and tax requirements could affect performance either positively or negatively.

(5) Each of the following indexes used in the above table is a widely recognized index of market performance. The indexes are unmanaged and thus reflect no management fees. They also do not reflect the transaction costs that would be incurred by an investor to acquire the included securities. Because the indexes used as Fixed Income Funds comparisons reflect shorter maturities than the portfolios of the Centura fixed income funds in the illustration, the indexes are less volatile than the trust funds.

      Standard & Poor's 500 Composite Stock Price Index is an index of market activity based on the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends. The Index thus reflects the total return of its portfolio. Including changes in market prices as well as accrued investment income.

      The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The Index was developed with a base value of
      135.00 as of December 31, 1986.

      Merrill Lynch Government, U.S. Treasury Short-Term Index shows total return for all outstanding U.S. Treasury securities maturing in from one to 2.99 years. Price, coupon and total return are reported using market weighted value including accrued interest.

      Lehman Brothers Municipal Bond Index is a total return performance index of approximately 21,000 municipal bonds that meet certain criteria. Price, coupon, and total return are reported using market weighted value including accrued interest.

      When performance records are developed by the Funds, they may, from time to time, include the yield and total return for shares (including each class, as applicable) in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC. In general, the performance of the classes of each Fund will differ due to (a) differences in the level of class specific expenses, including service and distribution fees and (b) the fact that total return figures for Class A shares will reflect the deduction of the maximum front-end sales charge applicable for each Fund while the total return figures for Class B shares will reflect the maximum CDSC for the particular Fund. Performance figures for Class C shares will reflect the absence of any service and distribution fee, front-end sales charge or CDSC. Due to these differences in fees and/or expenses borne by Class A, Class B and Class C shares, yield and total return on Class A and Class B shares can be expected to be lower than the yield and total return on Class C shares for the same period.

      Quotations of "yield" will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share (for each class, as applicable) on the last day of the period.

      Quotations of yield reflect a Fund's (and its classes') performance only during the particular period on which the calculations are based. Yields will vary based on changes in market conditions, the level of interest rates and the level of the particular Fund's expenses, including class-specific expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in shares of a Fund (or class) over periods of 1, 5 and 10 years (up to the life of the Fund), reflect the deduction of a proportional share of Fund and class-specific expenses, as applicable, on an annual basis, and assume that all dividends and distributions are reinvested when paid.

      Centura North Carolina Tax-Free Bond Fund may also advertise its "taxable equivalent yield." Taxable equivalent yield is the yield that an investment, subject to regular federal and North Carolina personal income taxes, would need to earn in order to equal. on an after-tax basis, the yield on an investment exempt from such taxes (normally calculated assuming the maximum combined federal and North Carolina marginal tax rate). A taxable equivalent yield quotation for the Fund will be higher than the yield quotations for the Fund.

      The following table shows how to translate the yield of an investment that is exempt from regular federal and North Carolina personal income taxes into a taxable equivalent yield for the 1997 taxable year. The last five columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (regular federal and North Carolina personal income taxes) yield of 4%, 5%, 6%, 7% or 8%. For example, the table shows that a married taxpayer filing a joint return with taxable income of $80,000 would have to earn a yield of approximately 10.45% before regular federal and North Carolina personal income taxes in order to earn a yield after such taxes of 7%.


                              1997 Taxable Year
Taxable Equivalent Yield Table (1) -- Federal and North Carolina Personal Income Taxes


                                                     To Equal Hypothetical Tax-free Yield of
        Taxable Income (2)                          4%, 5%, 6%, 7% OR 8%, a Taxable Investment
                                      Combined          Would Have to Yield Approximately
                                      Marginal
                                        Rate
------------------------------------            --------------------------------------------------

 Single Return      Joint Return                    4%       5%        6%         7%        8%
 -------------      ------------                    --       --        --         --        --

      up to $ 12,750 up to $ 21,250    20.10%     5.01%     6.26%     7.51%     8.76%     10.01%

$ 12,751-$ 24,650 $ 21,251-$ 41,200    20.95%     5.06%     6.33%     7.59%     8.86%     10.12%

$ 24,651-$ 59,750 $ 41,201-$ 99,600    33.04%     5.97%     7.47%     8.96%     10.45%    11.95%

$ 59,751-$ 60,000 $ 99,601-$100,000    35.83%     6.23%     7.79%     9.35%     10.91%    12.47%

$ 60,001-$124,650 $100,001-$151,750    36.35%     6.28%     7.86%     9.43%     11.00%    12.57%

$124,650-$271,050 $151,751-$271,050    40.96%     6.78%     8.47%    10.16%     11.86%    13.55%

$271,051 and over $271,051 and over    44.28%     7.18%     8.98%    10.77%     12.57%    14.36%


------------------------
(1) This chart is presented for general information purposes only. Tax equivalent yields are a useful tool in determining the desirability of a tax-exempt investment; tax equivalent yields should not be regarded as determinative of the of such an investment. In addition, this chart is based on a number of assumptions which may not apply in your case. You should, therefore, consult a competent tax advisor regarding tax-equivalent yields in your situation.
(2)   Assuming the federal alternative minimum tax is not applicable.
(3) The combined marginal rates were calculated using federal and North Carolina tax rate tables for the 1997 taxable year. The federal tax rate tables are indexed each year to reflect changes in the Consumer Price Index. The combined federal and North Carolina income tax marginal rates assume that North Carolina personal income taxes are fully deductible for federal income tax purposes as an itemized deduction. However, the ability to deduct itemized deductions (including state income taxes) for federal income tax purposes is limited for those taxpayers whose federal adjusted gross income for 1997 exceeds $121,200 ($60,600 in the case of a married individual filing a separate return). In addition, for federal income tax purposes the tax benefit of personal exemptions is phased out for taxpayers whose adjusted gross incomes exceed specified thresholds (for 1997, $121,200 in the case of single individuals and $181,800 in the case of married individuals filing a joint return).

      Performance information for the Funds may be compared to various unmanaged indices, such as the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, indices prepared by Lipper Analytical Services, and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of the Fund and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see the SAI.

Account Services

      All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

      BISYS  provides  fund  accounting  functions  for the Funds,  and provides
personnel  and  facilities  to  perform   shareholder   servicing  and  transfer
agency-related services for the Company.

Shareholder Inquiries

     All shareholder inquiries should be directed to Centura Funds, P.O. Box 182485, Columbus,
Ohio 43218-2485.

      General and Account Information: (800) 44CENTURA (442-3688).

                                   APPENDIX
                         DESCRIPTION OF BOND RATINGS

Description of Moody's Bond Ratings:

Excerpts from Moody's description of its bond ratings are listed as follows: AAA -- judged to be the best quality and they carry the smallest degree of investment risk; AA -- judged to be of high quality by all standards -- together with the Aaa group, they comprise what are generally known as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; BAA -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -- interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; BA -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; CAA -- are of poor standing -- such issues may be in default or there may be present elements of danger with respect to principal or interest; CA -- speculative in a high degree, often in default; C lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's Bond Ratings:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D -- interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's Ratings of Short-term Municipal Obligations:

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or NHG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 -- denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG 2/VMIG 2 -- denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 -- denotes high quality, all security elements are accounted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 -- denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ -- denotes speculative quality, instruments in this category lack margins of protection.

Description of Moody's Commercial Paper Ratings:

Excerpts from Moody's commercial paper ratings are listed as follows: PRIME-1 -- issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; PRIME-2 -- issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; PRIME-3 -- issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; NOT PRIME -- issuers do not fall within any of the Prime categories.

Description of S&P's Ratings for Corporate and Municipal Bonds:

Investment grade ratings: AAA -- the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A -- has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal -- whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C -- debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI -- reserved for income bonds on which no interest is being paid; D -- in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) -- the ratings from "AA" to "CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Description of S&P's rating for municipal notes and short-term municipal demand obligations:

Rating categories are as follows: SP-1 -- has a very strong or strong capacity to pay principal and interest -- those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 -- has a satisfactory capacity to pay principal and interest; SP-3 -- issues carrying this designation have a speculative capacity to pay principal and interest.

     Description of S&P's Ratings for Short-term Corporate Demand Obligations and Commercial Paper:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 -- the degree of safety regarding timely payment is strong -- those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 -- capacity for timely payment is satisfactory -- however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 -- has adequate capacity for timely payment -- however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B -- regarded as having only speculative capacity for timely payment; C -- a doubtful capacity for payment; D -- in payment default -- the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                 Address for:

                        General Shareholder Inquiries
                             Centura Funds, Inc.
                               P.O. Box 182485
                          Columbus, Ohio 43219-2485

                       Investment Adviser and Custodian
                                 Centura Bank
                           131 North Church Street
                      Rocky Mount, North Carolina 27802

                          Administrator and Sponsor
                          BISYS Fund Services, Inc.
                              3435 Stelzer Road
                             Columbus, Ohio 43219

                                 Distributor
                       Centura Funds Distributor, Inc.
                              3435 Stelzer Road
                             Columbus, Ohio 43219

                                   Counsel
                            Dechert Price & Rhoads 1500 K Street, N.W.
                            Washington, D.C. 20005

                           Independent Accountants
                           McGladrey & Pullen, LLP
                               555 Fifth Avenue
                              New York, NY 10017


                             CENTURA FUNDS, INC.
                                  PROSPECTUS
                                CLASS C SHARES

                                 CENTURA BANK
                                   ADVISER

                          BISYS FUND SERVICES, INC.
                          ADMINISTRATOR AND SPONSOR

                       CENTURA FUNDS DISTRIBUTOR, INC.
                                 DISTRIBUTOR

                              CENTURA FUNDS, INC.
                                (the "Company")
                               3435 Stelzer Road
                             Columbus, Ohio  43218
               General and Account Information:  (800) 442-3688
---------------------------------------------------------------

                                 Centura Bank
                              Investment Adviser

                           BISYS Fund Services, Inc.
                           Administrator and Sponsor

                       Centura Funds Distributor, Inc. -
                                  Distributor

                      STATEMENT OF ADDITIONAL INFORMATION
                       Class A Shares and Class B Shares

      This Statement of Additional Information ("SAI") describes the five funds (the "Funds") advised by Centura Bank (the "Adviser"). The Funds are:

            -     Centura Equity Growth Fund
            -     Centura Equity Income Fund
            -     Centura Federal Securities Income Fund
            -     Centura North Carolina Tax-Free Bond Fund
            -     Centura Southeast Equity Fund

      Each Fund has distinct investment objectives and policies. Shares of the Funds are sold to the public by the Distributor as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of the Adviser or its affiliates.

      The Company is offering an indefinite number of shares of each class of each Fund. In addition to Class A shares and Class B shares, each Fund also offers Class C shares, available only to accounts managed by the Adviser's Trust Department, and non-profit institutions with a minimum investment in the Funds of at least $100,000. Class C shares have no front-end sales charge or contingent deferred sales charge. See "Other Information Capitalization" in the prospectus.

      This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Funds dated _______________, 1997 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and information numbers printed above.

_______________, 1997

                               TABLE OF CONTENTS

                                                                           Page


      INVESTMENT POLICIES..................................................  1
            Bank Obligations (All Funds)...................................  1
            Commercial Paper (All Funds)...................................  1
            Convertible Securities ........................................  1
            Corporate Debt Securities......................................  1
            Repurchase Agreements..........................................  2
            Variable and Floating Rate Demand and Master Demand
            Notes..........................................................  2
            Loans of Portfolio Securities..................................  3
            Foreign Securities.............................................  3
            Forward Foreign Currency Exchange Contracts....................  4
            Interest Rate Futures Contracts................................  4
            Stock Index Futures Contracts..................................  5
            Option Writing and Purchasing..................................  6
            Options on Futures Contracts...................................  8
            Risks of Futures and Options Investments (All Funds)...........  9
            Limitations on Futures Contracts and Options on Futures
            Contracts (All Funds)..........................................  9
            North Carolina Municipal Obligations...........................  9
            Municipal Lease Obligations.................................... 10
            Securities of Other Investment Companies....................... 10

      INVESTMENT RESTRICTIONS.............................................. 11

      MANAGEMENT........................................................... 15
            Directors and Officers......................................... 15
            Distribution of Fund Shares.................................... 21
            Administrative Services........................................ 23
            Service Organizations.......................................... 25

      DETERMINATION OF NET ASSET VALUE..................................... 26

      PORTFOLIO TRANSACTIONS............................................... 26
            Portfolio Turnover............................................. 28

      TAXATION............................................................. 28
            Centura North Carolina Tax-Free Bond Fund...................... 35

      OTHER INFORMATION.................................................... 37
            Capitalization................................................. 37
            Voting Rights.................................................. 38
            Custodian, Transfer Agent and Dividend Disbursing
            Agent.......................................................... 38
            Independent Accountants........................................ 41
            Counsel........................................................ 41
            Registration Statement......................................... 41

                              INVESTMENT POLICIES

      The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

      Bank Obligations (All Funds). These obligations include negotiable certificates of deposit and bankers' acceptances. A description of the banks the obligations of which the Funds may purchase are set forth in the Prospectus. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

      Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by a Fund must meet the minimum rating criteria for that Fund.

      Convertible Securities (Centura Equity Growth Fund Centura Equity Income Fund and Centura Southeast Equity Fund). Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

      Corporate  Debt  Securities  (All  Funds).   Fund   investments  in  these
securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

      After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or another rating agency may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

      Repurchase Agreements (All Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

      Variable and Floating Rate Demand and Master Demand Notes (All Funds). The Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

     The Funds may also buy variable rate master demand notes. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Funds have no limitations on the type of issuer from whom the notes will be purchased. However, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated, the Funds may, under their minimum rating standards, invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for other comparable debt obligations.

      Loans of Portfolio Securities (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 5% of the total assets of a particular Fund.

      The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     Foreign Securities (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

      Since Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values of securities in the Funds' portfolios, from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

      Forward Foreign Currency Exchange Contracts (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

      Interest Rate Futures Contracts (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). These Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills. For municipal securities, there is the Bond Buyer Municipal Bond Index.

      Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, the Fund could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

      Stock Index Futures Contracts (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). These Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the purchase level and the index level at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

      Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund will utilize stock index futures contracts only for the purpose of attempting to protect the value of their common stock portfolios in the event of a decline in stock prices and, therefore, usually will be sellers of stock index futures contracts. This risk management strategy is an alternative to selling securities in the portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect a Fund against an increase in prices of stocks which that Fund intends to purchase. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. These Funds also may buy or sell stock index futures contracts to close out existing futures positions.

      Option Writing and Purchasing (All Funds). A Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may also purchase put and call options. A Fund will not write covered calls on more than 25% of its portfolio, and a Fund will not write covered calls with strike prices lower than the underlying securities' cost basis on more than 25% of its total portfolio. A Fund may not invest more than 5% of its total assets in option purchases.

      A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

      A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put." When a Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which a Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time a Fund writes a put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will establish and maintain a segregated account with its custodian consisting solely of cash, U.S. Government securities and other liquid high grade debt obligations equal to its liability under the option.

      Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Adviser and verified in appropriate cases. OTC options transactions will be made by a Fund only with recognized U.S. Government securities dealers. OTC options are subject to the Funds' 15% limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

      It may be a Fund's policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund's portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

      Options on Futures Contracts (All Funds). A Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

      A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

      The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

      A Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

      The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that

Fund would be reduced, however, by the premium received on the sale of the put, less any transactions costs.

      Risks of Futures and Options Investments (All Funds). A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

      Limitations on Futures Contracts and Options on Futures Contracts (All Funds). Each Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's total assets. Futures contracts and related put options written by a Fund will be offset by assets held in a segregated custodial account sufficient to satisfy the Fund's obligations under such contracts and options.

      North Carolina Municipal Obligations (Centura North Carolina Tax-Free Bond
Fund). The ability of this Fund to achieve its investment objective depends on the ability of issuers of North Carolina Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

      North Carolina Municipal Obligations are debt securities issued by the state of North Carolina, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from regular federal and North Carolina income taxes.

      North Carolina municipal bonds are issued for various public purposes, including the construction of housing, pollution abatement facilities, health care and prison facilities, and educational facilities.

      Unlike other types of investments, municipal securities have traditionally not been subject to registration with, or other regulation by, the Securities and Exchange Commission ("SEC"). However, there have been proposals which could lead to future regulations of these securities by the SEC.

      Municipal Lease Obligations (Centura North Carolina Tax-Free Bond Fund). Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local government authorities to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "non-appropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. In order to limit certain of these risks, the Fund will limit its investments in municipal lease obligations that are illiquid, together with all other illiquid securities in its portfolio, to not more than 15% of its assets. The liquidity of municipal lease obligations purchased by the Fund will be determined pursuant to guidelines approved by the Board of Directors. Factors considered in making such determinations may include; the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market; the obligation's rating; and, if the security is unrated, the factors generally considered by a rating agency.

      Securities of Other Investment Companies (All Funds). Each Fund may invest in securities issued by the other investment companies. Each of these Funds currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders.

                            INVESTMENT RESTRICTIONS

      The following restrictions are fundamental policies of each Fund, and except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the Investment Company Act of 1940 ("1940 Act"), means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

      Each Fund, except as indicated, may not:

            (1) with respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of such assets in the securities or instruments of any one issuer, except securities or instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

            (2) Borrow money except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes; a Fund will make no purchases if its outstanding borrowings exceed 5% of its total assets;

            (3) Invest in real estate, provided that a Fund may invest in readily marketable securities (except limited partnership interests) of issuers that deal in real estate and securities secured by real estate or interests therein and a Fund may hold and sell real estate (a) used principally for its own office space or (b) acquired as a result of a Fund's ownership of securities;

            (4) Engage in the business of underwriting securities of other issuers, except to the extent that the purchase of securities directly from the issuer (either alone or as one of a group of bidders) or the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

            (5) Make loans, except that a Fund may (a) lend its portfolio securities, (b) enter into repurchase agreements and (c) purchase the types of debt instruments described in the Prospectus or the SAI;

            (6) Purchase securities or instruments which would cause 25% or more of the market value of the Fund's total assets at the time of such purchase to be invested in securities or instruments of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities;

            (7) Issue any senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and provided that collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; or

            (8) Purchase or sell commodity contracts, except that the Fund may invest in futures contracts and in options related to such contracts (for purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities).

      For restriction number 1, above, with respect to Centura North Carolina Tax-Free Bond Fund, the state of North Carolina and each of its political subdivisions, as well as each district, authority, agency or instrumentality of North Carolina or of its political subdivisions will be deemed to be a separate issuer, and all indebtedness of any issuer will be deemed to be a single class of securities. Securities backed only by the assets of a non-governmental user will be deemed to be issued by that user. Restriction number 6, above, will prevent Centura North Carolina Tax-Free Bond Fund from investing 25% or more of its total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry, but this restriction does not apply to any other tax-free Municipal Obligations. For purposes of investment restriction number 6, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For purposes of restriction number 7, with respect to its futures transactions and writing of options (other than fully covered call options), a Fund will maintain a segregated account for the period of its obligation under such contract or option consisting of cash, U.S. Government securities and other liquid high grade debt obligations in an amount equal to its obligations under such contracts or options.

      The following policies of the Funds are non-fundamental and may be changed by the Board of Directors without shareholder approval. These policies provide that a Fund, except as otherwise specified, may not:

            (a) Invest in companies for the purpose of exercising control or management;

            (b) Knowingly purchase securities of other investment companies, except (i) in connection with a merger, consolidation, acquisition, or reorganization; and (ii) the equity and fixed income funds may invest up to 10% of their net assets in shares of other investment companies;

            (c) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

            (d) Mortgage, pledge, or hypothecate any of its assets, except that a Fund may pledge not more than 15% of the current value of the Fund's total net assets;

            (e) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Adviser, the Administrator, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

            (f) Invest more than 5% of its net assets in warrants which are unattached to securities; included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

            (g) Write, purchase or sell puts, calls or combinations thereof, except as described in the Prospectus or SAI;

            (h) Invest more than 5% of the current value of its total assets in the securities of companies which, including
      predecessors,  have  a  record  of  less  than  three  years'   continuous
      operation;

            (i) Invest more than 15% of the value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice); or

            (j) Invest in oil, gas or other mineral exploration or development programs, although it may invest in issuers that own or invest in such programs.

                                  MANAGEMENT

Directors and Officers

      The principal occupations of the Directors and executive officers of the Company for the past five years are listed below. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.


                                  Position
                                    with                    Principal
Name, Address and Age             Company                  Occupation

Leslie H. Garner, Jr.             Director               President,
Cornell College                                          Cornell College
600 First Street West
Mount Vernon, IA  52314-
1098
Age:  45

James H. Speed, Jr.               Director               Hardee's Food Systems,
1233 Hardee's Blvd.                                      Inc. - Vice President
Rocky Mount, NC  27802                                   Controller (1991-
Age:  43                                                 present); Deloitte &0
                                                         Touche - Senior Audit
                                                         Manager (1979-1991)

Frederick E. Turnage              Director               Attorney
149 North Franklin St.
Rocky Mount, NC  27804
Age:  60

*Lucy Hancock Bode                Director               Lobbyist
P.O. Box 6338
Raleigh, NC  27628
Age:  44

*J. Franklin Martin               Director               President of
LandCraft Properties                                     LandCraft Properties
227 W. Trade Street                                      (1978 - President)
Suite 2730
Charlotte, NC  28202
Age:  51

John J. Pileggi                   President,             Furman Selz LLC -
230 Park Avenue                   Treasurer,             Director (1984-
New York, NY  10169               and Chief              present)
Age:  37                          Executive
                                  Officer

Joan V. Fiore                     Secretary              Furman Selz LLC -
Age:  40                                                 Managing Director and
                                                         Counsel (1991-present);
                                                         Securities and Exchange
                                                         Commission - Staff
                                                         Attorney (1986-1991)

Sheryl Hirschfeld                 Assistant              Furman Selz LLC -
Age:  35                          Secretary              Director, Corporate
                                                         Secretary Services
                                                         (since 1994); The
                                                         Dreyfus Corporation -
                                                         Assistant to the
                                                         Corporate Secretary and
                                                         General Counsel (1982-
                                                         1994)

Gordon M. Forrester               Assistant              Furman Selz LLC -
Age:  35                          Treasurer              Managing Director,
                                                         Mutual Funds Divison
                                                         1987-present)

      Directors of the Company who are not directors, officers or employees of the Adviser or the Administrator receive from the Company an annual retainer of $2000 and a fee of $500 for each Board of Directors and Board committee meeting of the Company attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are directors, officers or employees of the Adviser or the Administrator do not receive compensation from the Company. The table below sets forth the compensation received by each Director from the Company for the fiscal year ended April 30, 1996.



                                                Pension or                                      Total
                              Aggregate         Retirement                                      Compensation
Name of                       Compensa-         Benefits Accrued        Estimated Annual        From Registrant
Person,                       tion              As Part of Fund         Benefits Upon           and Fund Complex
Position                      Registrant        Expenses                Retirement              Paid to Directors

Leslie H. Garner, Jr.         $  5,000                -0-                    -0-               $   5,000

James H. Speed, Jr.           $  5,000                -0-                    -0-               $   5,000

Frederick E. Turnage          $  5,000                -0-                    -0-               $   5,000

Lucy Hancock Bode             $  4,000                -0-                    -0-               $   4,000

J. Franklin Martin            $  1,000                -0-                    -0-               $   1,000


      As of January 3, 1997, the Officers and Directors of the Company, as a group, own less than 1% of the outstanding shares of the Funds.

      As of January 3, 1997, the following individuals owned 5% or more of the Class A and Class B shares of the Funds:

                             CENTURA EQUITY GROWTH FUND

Class A                                     SHARES OWNED          PERCENTAGE OWNED

Stephens Inc for the Exclusive              375,937               71.7%
Benefit of our Customers
111 Center Street
Little Rock, AR  72201-4402


                       CENTURA FEDERAL SECURITIES INCOME FUND


CLASS A                                      SHARES OWNED        PERCENTAGE OWNED

Stephens Inc for the Exclusive               41,579              77.7%
Benefit of our Customers
111 Center Street
Little Rock, AR  72201-4402

Centura Bank                                 5,021               9.4%
Trust Department
131 N. Church Street
Rocky Mount, NC 27801




                                   - 17 -








CLASS B                                      SHARES OWNED        PERCENTAGE OWNED

Furman Selz Inc                              1,062               5.2
Attn: Sergio Lupetin
230 Park Ave 12th Fl
New York, NY  10169-0005

Stephens Inc FBO                             1,501               7.3%
ACCT 83216300
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             2,883               14.0%
ACCT 83278411
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             1,505               7.3%
A/C 83279514
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             2,463               11.9%
A/C 83310595
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             2,229               10.8%
A/C 83329707
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             1,217               5.9%
A/C 83339985
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             2,100               10.2%
A/C 83378482
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             1,145               5.6%
A/C 83327930
P.O. Box 34127
Little Rock, AR  72203-4127

                      CENTURA NORTH CAROLINA TAX-FREE BOND FUND


CLASS A                                      SHARES OWNED        PERCENTAGE OWNED

Stephens Inc for Exclusive                   372,100             96.5%
Benefit of our Customers
111 Center Street
Little Rock, AR  72201-4402



CLASS B                                      SHARES OWNED        PERCENTAGE OWNED

Stephens Inc FBO                             5,026               11.7%
ACCT 83283728
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             9,427               22.0%
A/C 83318544
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc. FBO                            2,498               5.8%
A/C 83385411
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             3,357               7.8%
A/C 83338132
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             5,555               12.9%
A/C 83351331
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             5,511               12.8%
A/C 83351449
P.O. Box 34127
Little Rock, AR  72203-4127

Stephens Inc FBO                             3,747               8.7%
A/C 83366040
P.O. Box 34127
Little Rock, AR  72203-4127

                             CENTURA EQUITY INCOME FUND



CLASS A                                      SHARES OWNED        PERCENTAGE OWNED

Stephens Inc                                 9,951               97.8%
for Exclusive Benefit of
Our Customers
P.O. Box 34127
Little Rock, AR  72203-4127



CLASS B                                      SHARES OWNED        PERCENTAGE OWNED

Stephens Inc FBO                             750                 9.7%
A/C 83245388
P.O. Box 34127
Little Rock, AR  72203

Stephens Inc FBO                             1,404               18.2%
A/C 83261241
P.O. Box 34127
Little Rock, AR  72203

Stephens Inc                                 1,964               25.5%
A/C 83279514
P.O. Box 34127
Little Rock, AR  72203

Stephens Inc FBO                             3,046               39.4%
A/C 83350949
P.O. Box 34127
Little Rock, AR  72203


Investment Adviser

      Centura Bank (the  "Adviser")  131 North Church  Street,  Rocky  Mountain,
North Carolina 27802, serves as investment adviser to the Funds. For these services, the Adviser receives from each Fund a fee at an annual rate based on each Fund's average daily net assets. The rates for each Fund are 0.70% for Centura Equity Growth Fund, 0.70% for Centura Equity Income Fund, 0.30% for
Centura Federal Securities Income Fund, 0.35% for Centura North Carolina Tax-Free Bond Fund, and 0.70% for Centura Southeast Equity Fund.

      Under the terms of the Investment Advisory Agreement for the Funds between the Company and the Adviser ("Agreement"), the investment advisory services of the Adviser to the Funds are not exclusive. The Adviser is free to, and does, render investment advisory services to others.

      The Agreement will continue in effect with respect to each Fund for a period more than two years from the date of its execution, only as long as such continuance is approved at least annually (i) by vote of the holders of a majority of the outstanding voting securities of each Fund or by the Board of Directors and (ii) by a majority of the Directors who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. With respect to all the Funds other than Centura Equity Income Fund and Centura Southeast Equity Fund, the Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such parties, at a meeting called for the purpose of voting on the Agreement, held on April 26, 1994, and by the sole shareholder of the Funds on April 26, 1994. The Agreement was recently re-approved with respect to those Funds at the April 23, 1996 Board of Directors Meeting. With respect to Centura Equity Income Fund and Centura Southeast Equity Fund, respectively, the Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such parties, at meetings called for such purpose held on April 24, 1996 and January 29, 1997, and by the sole shareholder of each such Fund on April 24, 1996 and January 29, 1997. The Agreement may be terminated at any time without penalty by vote of the Directors (with respect to the Company or a Fund) or, with respect to any Fund, by vote of the Directors or the shareholders of that Fund, or by the Adviser, on 60 days written notice by either party to the Agreement and will terminate automatically if assigned.

      For the fiscal year ended April 30, 1996, the Adviser received the following in advisory fees: $802,888 from the Equity Growth Fund, $312,098 from the Federal Securities Income Fund and was entitled to $138,274 from the North Carolina Tax-Free Bond Fund but waived $99,774. For the period June 1, 1994 (commencement of operations) through April 30, 1995, the Adviser received the following in advisory fees: $458,424 from the Equity Growth Fund, $236,139 from the Federal Securities Income Fund and the Adviser was entitled to $98,015 from the North Carolina Tax-Free Bond Fund but waived $83,311.

Distribution of Fund Shares

      Centura Funds Distributor, Inc. (the "Distributor") serves as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

      Service and distribution plans (the "Plans") have been adopted by each of the Funds. The Plan for each Fund provides for different rates of fee payment with respect to Class A shares and Class B shares, as described in the Prospectus. No Plan has been adopted for Class C shares. Pursuant to the Plans, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares, or classes of shares, of the Funds. The Board of Directors has concluded that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

      Each Plan provides that it may not be amended to increase materially the costs which the Funds or a class of shares may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plans must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Directors of the Company have been committed to the discretion of the Directors who are not "interested persons" of the Company. The Plans with respect to each of the Funds except Centura Equity Income Fund and Centura Southeast Equity Fund were approved by the Board of Directors and by the Directors who are neither "interested persons" nor have any direct or indirect financial interest in the operation of any Plan ("Plan Director"), by vote cast in person at a April 26, 1994 meeting called for the purpose of voting on the Plans, and by the sole shareholder of each class of shares of each of the Funds on April 26, 1994. The Plans for these Funds were recently re-approved at the April 23, 1996 Board of Directors Meeting. The Plan with respect to Centura Equity Income Fund and Centura Southeast Equity Fund, respectively, was approved by the Board of Directors and by the Plan Directors by vote cast in person at meetings held July 24, 1996 and January 29, 1997 called for the purpose of voting on that Plan, and by the sole shareholder of each class of shares of the respective Funds on July 24, 1996 and January 29, 1997. The continuance of the Plans is subject to similar annual approval by the Directors and the Plan Directors. Each Plan is terminable with respect to a class of shares of a Fund at any time by a vote of a majority of the Plan Directors or by vote of the holders of a majority of the shares of the class.

      For the fiscal year ended April 30, 1996 the following fees with respect to Class A shares were received by the Distributor:

$7,215 for the Equity Growth Fund, $888 for the Federal Securities Income Fund and $5,259 for the North Carolina Tax-Free Bond Fund. For the same fiscal year, with respect to Class B shares, the Distributor received $33,942 for the Equity Growth Fund, $1,696 for the Federal Securities Income Fund and $3,168 for the North Carolina Tax-Free Bond Fund. All expenditures were for compensation to the Distributor for its services as Underwriter of the Funds.

      For the period ended April 30, 1995, the Distributor received the following fees with respect to Class A shares: $1,106 for the Equity Growth Fund, $422 for the Federal Securities Income Fund and $1,018 for the North Carolina Tax-Free Bond Fund. For the period ended April 30, 1995, the Distributor received the following fees with respect to Class B shares: $4,705 for the Equity Growth Fund, $412 for the Federal Securities Income Fund and $2,322 for the North Carolina Tax-Free Bond Fund. All expenditures were for compensation to the Distributor for its services as Underwriter of the Funds.

Administrative Services

      Since the Company's inception, Furman Selz LLC ("Furman Selz") acted as Sponsor and Administrator of the Funds. On June 28, 1996 Furman Selz LLC and BISYS Group, Inc. ("BISYS") announced a definitive agreement providing for Furman Selz to transfer its mutual fund business to BISYS. On January 1, 1997, BISYS became the Sponsor and Administrator of the Funds and provides administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications,
(ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds' Adviser, Distributor, custodians, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Directors affiliated with BISYS. For these services, BISYS receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

      BISYS, headquartered in Little Falls, New Jersey, supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and recordkeeping services in partnership with banking institutions and investment management companies. At a meeting held on July 24, 1996, the Directors reviewed and approved an Administration Agreement with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, a Transfer Agency Agreement and a Fund Accounting Agreement with BISYS Fund Services, Inc. Both BISYS companies have their principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219.

      For the fiscal year ended April 30, 1996, Furman Selz, the Administrator for that fiscal period, was entitled to the following administrative services fees:

                                                Furman Selz       Furman Selz
                                                Entitled          Waived

Centura Equity Growth Fund                        $172,047
Centura Federal Securities Income Fund            $156,049
Centura North Carolina                            $ 59,260        $42,761
  Tax-Free Bond Fund

      For the period ended April 30, 1995, Furman Selz, the Administrator for that fiscal period, was entitled to the following administrative services fees:

                                                Furman Selz       Furman Selz
                                                Entitled          Waived

Centura Equity Growth Fund                        $105,945         $19,669
Centura Federal Securities Income Fund             117,881          23,780
Centura North Carolina Tax-Free Bond Fund           45,419          40,371

      For each of the Funds except Centura Equity Income Fund and Centura Southeast Equity Fund, the Administrative Services Contract was approved by the Board of Directors, including a majority of the Directors who are not parties to the Contract or interested persons of such parties, at its meeting held on April 26, 1994 and by the sole shareholder of each of the Funds on April 26, 1994 and was recently re-approved at the April 23, 1996 Board of Directors Meeting. The Administrative Services Contract with respect to Centura Equity Income Fund and Centura Southeast Equity Fund, respectively, was approved by the Board of Directors, including a majority of the Directors who are not parties to the Contract or interested persons of such parties, at meetings held July 24, 1996 and January 29, 1997 and by the sole shareholder of the respective Funds on July 24, 1996 and January 29, 1997. The Administrative Services Contract is terminable with respect to a Fund or the Company without penalty, at any time, by vote of a majority of the Directors or, with respect to a Fund, by vote of the holders of a majority of the shares of the Fund, each upon not more than 60 days written notice to the Administrator, and upon 60 days notice, by the Administrator.

Service Organizations

      The Company may also contract with banks, trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designating accounts; providing periodic statements showing a client's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to clients; and providing such other services as the Funds or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither BISYS nor the Adviser will be a Service Organization or receive fees for servicing.

      Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

      The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Funds might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                       DETERMINATION OF NET ASSET VALUE

      The Funds value their portfolio securities in accordance with the procedures described in the Prospectus.

                            PORTFOLIO TRANSACTIONS

      Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

      The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

      Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Adviser or BISYS are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

      The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The advisory fees paid by the Funds are not reduced because the Adviser and its affiliates receive such services.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause a Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

      For the fiscal year ended April 30, 1996, $192,075 was paid in brokerage commissions by the Equity Growth Fund. Of this amount, none was paid to any affiliated brokers. For the period ended April 30, 1995, only the Equity Growth Fund paid brokerage commissions, in the amount of $115,342. Of this amount, none was paid to any affiliated brokers.

Portfolio Turnover

      Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate for a Fund normally will not exceed the amount stated in the Funds' Prospectus. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for the fiscal year ended April 30, 1996 was 46%, 34%, and 80% for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively. The portfolio turnover rate for the fiscal period ended April 30, 1995 was 44%, 42%, and 121% for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

                                   TAXATION

      The Funds intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must for each taxable year (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of a Fund, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies, or of any two or more issuers which the Fund controls and which are engaged in the same or similar or related trades or businesses). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

      Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be reportable by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net capital gains, if any, designated by the Funds as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

      Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

      Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

      Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of a Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

      The taxation of equity options is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

      Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

      A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

      Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, forward contracts and similar instruments.

      Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

      Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security, including a tax-exempt debt security, having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

      A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

      The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

      The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

      Centura North Carolina Tax-Free Bond Fund. The Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to one-half (85% for taxable years beginning after 1993) of their social security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of the Fund, exempt-interest dividends may comprise part or all of an adjustment to alternative minimum taxable income for purposes of the alternative minimum tax and the environmental tax under sections 55 and 59A. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

      To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

      Upon redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

      Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as this Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt- interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

      North Carolina law exempts from income taxation dividends received from a regulated investment company in proportion to the income of the regulated investment company that is attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of North Carolina or any county, municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

      Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Fund, the Adviser and their affiliates, and the Fund's counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

      Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of Centura North Carolina Tax-Free Bond Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of the Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

      Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in Centura North Carolina Tax-Free Bond Fund may be affected. Since the Funds do not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the Funds.

                               OTHER INFORMATION

Capitalization

      The Company is a Maryland corporation established under Articles of Incorporation dated March 1, 1994 and currently consists of five separately managed portfolios, each of which offers three classes of shares. The capitalization of the Company consists solely of seven hundred fifty million (750,000,000) shares of common stock with a par value of $0.001 per share. The Board of Directors may establish additional Funds (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional Funds or classes will not alter the rights of the Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

      Expenses incurred in connection with each Fund's organization and the public offering of its shares have been deferred and are being amortized on a straight-line basis over a period of not less than five years. For the fiscal period ended April 30, 1995 and April 30, 1996, respectively, these expenses totalled $36,856 and $7,386 for the Equity Growth Fund, $48,751 and $9,772 for the Federal Securities Income Fund and $16,251 and $3,257 for the North Carolina Tax Free Bond Fund. Expenses of organizing Centura Equity Income Fund and Centura Southeast Equity Fund will be treated in a similar manner.

Voting Rights

      Under the Articles of Incorporation, the Company is not required to hold annual meetings of each Fund's shareholders to elect Directors or for other purposes. It is not anticipated that the Company will hold shareholders' meetings unless required by law or the Articles of Incorporation. In this regard, the Company will be required to hold a meeting to elect Directors to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Directors have been elected by the shareholders of the Company. In addition, the Articles of Incorporation provide that the holders of not less than a majority of the outstanding shares of the Company may remove persons serving as Director.

      Each Fund may vote separately on matters affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

      The Company's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Directors, in which case the holders of the remaining shares would not be able to elect any Directors.

Custodian, Transfer Agent and Dividend Disbursing Agent

      Centura Bank, 131 North Church Street, Rocky Mount, North Carolina 27802, acts as custodian of the Company's assets. For the periods ended April 30, 1995 and April 30, 1996, respectively, the custodian earned fees of $17,188 and $28,109, $19,585 and $24,580 and $10,192 and $12,503 for the Equity Growth Fund,
the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

      BISYS serves as the Company's transfer agent pursuant to a Service Agreement. For the fiscal year ended April 30, 1996, the Company's prior transfer agent, Furman Selz, earned transfer agent fees of $38,623 for the Equity Growth Fund, $7,326 for the Federal Securities Income Fund and $6,452 for the North Carolina Tax-Free Bond Fund. For the period ended April 30, 1995, Furman Selz earned transfer agent fees of $9,897 for the Equity Growth Fund, $5,034 for the Federal Securities Income Fund and $4,275 for the North Carolina Tax-Free Bond Fund. Pursuant to a Fund Accounting Agreement, each Fund compensates BISYS $2,500 per month for providing fund accounting services for the Funds. For the fiscal year ended April 30, 1996, the Fund's prior accounting agent, Furman Selz, earned the following fees for their fund accounting services: $32,848 for the Equity Growth Fund, $33,981 for the Federal Securities Income Fund and $41,369 for the North Carolina Tax-Free Bond Fund. For the period ended April 30,

     1995, Furman Selz earned the following fees for their fund accounting services: $29,727 for the Equity Growth Fund, $32,231 for the Federal Securities Income Fund and $34,948 for the North Carolina Tax-Free Bond Fund.

Yield and Performance Information

      The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors.

      Quotations of yield for each class of shares of the Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued with respect to that class during a period ("net investment income"), and will be computed by dividing net investment income for the class by the maximum offering price per share of that class on the last day of the period, according to the following formula:

            YIELD = 2[(a-b + 1)superscript 6-1]
                      ---
                         cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares of the class outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share of the class on the last day of the period.

      The 30-day yield for the period ended April 30, 1996 was as follows: 5.37% and 4.10% for the Class A shares of the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively, and 4.75% and 3.45% for the Class B shares of the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

      Quotations of tax-equivalent yield for each class of shares of Centura North Carolina Tax-Free Bond Fund will be calculated according to the following formula:

            TAX EQUIVALENT YIELD = ( E )
                                       -----
                                        l-p

            E = tax-exempt yield
            p = stated income tax rate

      Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in each class of shares of a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

            P (1 + T)superscript n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return for the class, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund and class-specific expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

      Quotations of yield and total return will reflect only the performance of a hypothetical investment in a class of shares of the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's (and classes') expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

      For the fiscal year ended April 30, 1996, the average annual total returns for Class A shares were as follows: 28.65% for the Equity Growth Fund, 3.28% for the Federal Securities Income Fund and 2.60% for the North Carolina Tax-Free Bond Fund. The average annual total returns for the same period for the Class B shares were as follows: 27.71% for the Equity Growth Fund, 2.50% for the Federal Securities Income Fund and 1.84% for the North Carolina Tax-Free Bond Fund.

      For the period June 1, 1994 (commencement of operations) through April 30, 1996, the average annual total returns for Class A shares were as follows:
18.51% for the Equity Growth Fund, 4.35% for the Federal Securities Income Fund and 3.35% for the North Carolina Tax-Free Bond Fund. For the period June 1, 1994 (commencement of operations) through April 30, 1996, the average annual total returns for Class B shares were as follows: 17.84% for the Equity Growth Fund, 3.56% for the Federal Securities Income Fund and 2.58% for the North Carolina Tax-Free Bond Fund.

      In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund.

      Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor,  with  respect  to the  customer  services  provided  by  the  Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors.

Independent Accountants

      McGladrey & Pullen LLP serves as the independent accountants for the Company. McGladrey & Pullen LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

Counsel

      Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C., 20005, passes upon certain legal matters in connection with the shares offered by the Company and also acts as Counsel to the Company.

Registration Statement

      This SAI and the Prospectus do not contain all the information included in the Company's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

CENTURA FUNDS, INC.
CENTURA EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

                                                                                          MARKET
 SHARES                                                                     COST          VALUE
---------                                                               ------------   ------------
            COMMON STOCKS -- 95.4%
            AEROSPACE -- 7.5%
   80,000   Boeing Co. ..............................................   $  4,077,433   $  6,570,000
  100,000   Precision Castparts Corp. ...............................      2,139,836      4,337,500
                                                                        ------------   ------------
                                                                           6,217,269     10,907,500
                                                                        ------------   ------------
            CHEMICALS -- 7.2%
  220,000   Cabot Corp. .............................................      3,301,090      5,885,000
  125,000   Engelhard Corp. .........................................      2,974,973      3,140,625
   70,000   Mississippi Chemical Corp. ..............................      1,430,625      1,408,750
                                                                        ------------   ------------
                                                                           7,706,688     10,434,375
                                                                        ------------   ------------
            CAPITAL GOODS -- 4.0%
  130,000   Briggs & Stratton Corp. .................................      4,564,798      5,898,750
                                                                        ------------   ------------
            CAPITAL GOODS/TECHNOLOGY -- 7.6%
   51,500   United Technologies Corp. ...............................      4,522,201      5,690,750
  250,000   Lexmark International Group Inc. Class A*................      4,270,964      5,406,250
                                                                        ------------   ------------
                                                                           8,793,165     11,097,000
                                                                        ------------   ------------
            CONSUMER CYCLICALS -- 2.8%
  105,000   Gentex Corp..............................................      2,469,875      4,147,500
                                                                        ------------   ------------
            CONSUMER & INDUSTRIAL PRODUCTS -- 3.5%
   66,000   General Electric Co. ....................................      3,141,520      5,115,000
                                                                        ------------   ------------
            CONSUMER STAPLE PRODUCTS -- 4.3%
  150,000   Millipore Corp. .........................................      4,566,572      6,281,250
                                                                        ------------   ------------
            ELECTRICAL EQUIPMENT -- 3.1%
  100,000   Amp Inc. ................................................      3,847,316      4,475,000
                                                                        ------------   ------------
            ENERGY -- 4.2%
  113,100   Tosco Corp. .............................................      4,075,359      6,050,850
                                                                        ------------   ------------
            ENVIRONMENTAL CONTROL -- 4.8%
   80,000   Molten Metal Technology Corp.*...........................      1,783,250      2,580,000
  141,250   Newpark Resources Inc.*..................................      2,358,663      4,431,719
                                                                        ------------   ------------
                                                                           4,141,913      7,011,719
                                                                        ------------   ------------
            FINANCIAL SERVICES -- 6.4%
  107,000   American Express Company.................................      2,958,922      5,189,500
   60,000   Household International Inc. ............................      2,751,265      4,147,500
                                                                        ------------   ------------
                                                                           5,710,187      9,337,000
                                                                        ------------   ------------
            HEALTHCARE MANAGEMENT -- 3.2%
  100,000   Medaphis Corp.*..........................................      3,348,977      4,612,500
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1996

                                                                                          MARKET
 SHARES                                                                     COST          VALUE
---------                                                               ------------   ------------
            COMMON STOCKS -- (CONTINUED)
            INSURANCE -- 6.7%
   90,000   Jefferson Pilot Corp.....................................   $  3,092,260   $  4,747,500
  150,000   Provident Companies Inc..................................      3,503,250      5,081,250
                                                                        ------------   ------------
                                                                           6,595,510      9,828,750
                                                                        ------------   ------------
            MINING -- 4.8%
  100,000   Potash Corp..............................................      3,246,552      7,050,000
                                                                        ------------   ------------
            PHARMACEUTICALS -- 6.1%
   50,000   Guilford Pharmaceuticals Inc.*...........................      1,066,570      1,275,000
   65,000   Rhone-Poulenc Rorer Inc..................................      3,100,173      4,030,000
   75,000   Watson Pharmaceuticals Inc.*.............................      2,917,500      3,562,500
                                                                        ------------   ------------
                                                                           7,084,243      8,867,500
                                                                        ------------   ------------
            RAW MATERIALS -- 3.9%
  100,000   Nucor Inc................................................      5,994,600      5,625,000
                                                                        ------------   ------------
            RETAIL-SPECIALTY LINE -- 2.5%
   99,000   Autozone Inc.*...........................................      2,333,525      3,613,500
                                                                        ------------   ------------
            TECHNOLOGY -- 8.1%
  100,000   Applied Materials Inc.*..................................      5,061,900      4,000,000
   75,000   Computer Sciences Corp.*.................................      4,469,010      5,550,000
   75,000   Madge Networks N.V.*.....................................      2,115,925      2,212,500
                                                                        ------------   ------------
                                                                          11,646,835     11,762,500
                                                                        ------------   ------------
            TEXTILES -- 3.7%
  200,000   Unifi Inc................................................      4,709,400      5,375,000
                                                                        ------------   ------------
            TRUCKING & LEASING -- 1.0%
  111,000   Celadon Group Inc.*......................................      1,515,552      1,470,750
                                                                        ------------   ------------
            TOTAL COMMON STOCKS......................................    101,709,856    138,961,444
                                                                        ------------   ------------
            U.S. TREASURY BILL -- 2.7%
4,000,000   U.S. Treasury Bill due 5/30/96...........................      3,984,445      3,984,445
                                                                        ------------   ------------
            MONEY MARKET FUNDS -- 4.8%
3,264,880   Financial Square Prime Obligations Portfolio.............      3,264,880      3,264,880
3,635,190   Temp Investment Fund.....................................      3,635,190      3,635,190
                                                                        ------------   ------------
            TOTAL MONEY MARKET FUNDS.................................      6,900,070      6,900,070
                                                                        ------------   ------------
            TOTAL INVESTMENTS -- 102.9%..............................   $112,594,371+  $149,845,959
                                                                        =============
            LIABILITIES IN EXCESS OF CASH AND OTHER
              ASSETS -- (2.9)%.......................................                    (4,197,558)
                                                                                       ------------
            NET ASSETS -- 100.0%.....................................                  $145,648,401
                                                                                       =============

---------------

* Non-income producing securities.
+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA FEDERAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

                                                          PRINCIPAL                       MARKET
                                                            AMOUNT          COST          VALUE
                                                          ----------    ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.6%
FEDERAL HOME LOAN BANK -- 4.6%
  7.89%, 12/23/97........................................ $2,000,000    $  2,000,000   $  2,066,640
  7.02%, 07/06/99........................................  3,000,000       2,990,156      3,056,670
                                                                        ------------   ------------
                                                                           4,990,156      5,123,310
                                                                        ------------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.8%
  7.35%, 06/01/05........................................  2,000,000       2,000,000      1,936,960
                                                                        ------------   ------------
FEDERAL FARM CREDIT BANK -- 7.9%
  5.94%, 01/23/01........................................  3,000,000       2,998,125      2,900,279
  5.79%, 03/01/99........................................  1,141,304       1,109,903      1,121,377
  6.04%, 01/19/06........................................  5,000,000       5,036,075      4,664,999
                                                                        ------------   ------------
                                                                           9,144,103      8,686,655
                                                                        ------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
  7.29%, 09/22/99........................................  2,000,000       1,982,692      2,026,060
  7.40%, 07/01/04........................................  3,000,000       3,168,584      3,086,370
  7.47%, 05/03/06........................................  3,000,000       3,000,000      2,962,680
                                                                        ------------   ------------
                                                                           8,151,276      8,075,110
                                                                        ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................                 24,285,535     23,822,035
                                                                        ------------   ------------
U.S. TREASURY NOTES -- 72.6%
  6.125%, 12/31/96.......................................  5,000,000       5,008,486      5,021,000
  6.875%, 04/30/97.......................................  5,000,000       5,044,437      5,057,599
  5.500%, 09/30/97.......................................  5,000,000       4,945,388      4,975,600
  5.250%, 07/31/98.......................................  5,000,000       4,876,626      4,912,400
  7.125%, 10/15/98.......................................  5,000,000       5,039,042      5,112,749
  5.125%, 12/31/98.......................................  5,000,000       4,794,120      4,872,849
  6.375%, 01/15/99.......................................  5,000,000       4,959,223      5,023,350
  7.000%, 04/15/99.......................................  5,000,000       5,011,541      5,103,600
  6.000%, 10/15/99.......................................  5,000,000       4,881,330      4,963,000
  8.500%, 02/15/00.......................................  5,000,000       5,152,629      5,357,899
  7.125%, 02/29/00.......................................  5,000,000       4,977,031      5,127,499
  5.250%, 01/31/01.......................................  2,000,000       1,977,365      1,908,420
  5.750%, 08/15/03.......................................  5,000,000       4,868,700      4,753,850
  7.875%, 11/15/04.......................................  5,000,000       5,345,211      5,377,100
  6.500%, 05/15/05.......................................  5,000,000       5,118,049      4,932,799
  6.500%, 08/15/05.......................................  5,000,000       4,976,562      4,931,000
  5.625%, 02/15/06.......................................  3,000,000       2,832,606      2,780,970
                                                                        ------------   ------------
TOTAL U.S. TREASURY NOTES................................                 79,808,346     80,211,684
                                                                        ------------   ------------
MONEY MARKET FUND -- 4.8%
  Goldman Sachs Institutional Treasury Instrument
    Portfolio............................................  5,327,978       5,327,978      5,327,978
                                                                        ------------   ------------
TOTAL INVESTMENTS -- 99.0%...............................               $109,421,859+  $109,361,697
                                                                        =============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%...                                 1,115,980
                                                                                       ------------
NET ASSETS -- 100%.......................................                              $110,477,677
                                                                                       =============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

 CREDIT                                                     PRINCIPAL                      MARKET
RATINGS*                                                      AMOUNT         COST           VALUE
--------                                                    ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 96.2%
Aa/AA-     Alamance County UTGO, 5.70%, 05/01/96.........   $  350,000    $   350,000    $   350,014
Aa/AA-     Buncombe County UTGO, Refunding, 5.00%,
             03/01/01....................................    1,000,000      1,013,163      1,020,000
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/03..........    1,000,000      1,004,127        993,750
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/05..........    1,000,000        983,187        982,500
Aaa/AAA    Charlotte UTGO, Refunding, 5.10%, 06/01/09....    1,500,000      1,492,740      1,464,375
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, Refunding,
             5.20%, 01/01/97.............................      200,000        200,261        201,630
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, Refunding,
             6.00%, 01/01/04.............................    1,000,000        996,867      1,058,750
Aaa/AAA    Cleveland County UTGO, (FGIC), Refunding,
             5.10%, 06/01/07.............................    1,000,000      1,000,000        976,250
Aaa/AAA    Concord Utility System, Revenue, (MBIA),
             4.80%, 12/01/03.............................      500,000        500,000        493,125
Aaa/AAA    Concord Utility System, Revenue, (MBIA),
             4.90%, 12/01/04.............................      500,000        500,000        492,500
Aaa/AAA    Cumberland County Civic Center Project, Series
             A, COPS, (AMBAC), 6.20%, 12/01/07...........    1,535,000      1,550,374      1,630,937
Aaa/AAA    Durham County UTGO, 5.40%, 02/01/99...........    1,200,000      1,220,898      1,234,500
Aa1/AAA    Durham City UTGO, 5.00%, 02/01/11.............    1,540,000      1,540,000      1,451,450
Aaa/AAA    Fayetteville Public Works, Series A, Revenue,
             (AMBAC), 5.25%, 03/01/08....................    1,280,000      1,274,326      1,252,800
Aa1/AAA    Forsyth County Public Improvement UTGO, 4.75%,
             02/01/10....................................    1,000,000        994,920        930,000
Aa1/AAA    Forsyth County Public Improvement UTGO, 4.75%,
             02/01/11....................................    1,000,000        968,770        917,500
Aaa/AAA    Gaston County UTGO, (MBIA),
             5.70%, 03/01/04.............................      850,000        863,318        892,500
Aaa/AAA    Gaston County UTGO, (MBIA),
             5.70%, 03/01/05.............................    1,000,000      1,031,465      1,046,250
Aaa/AAA    Gastonia UTGO, (FGIC), 5.20%, 04/01/01........      700,000        699,260        717,500
Aa1/AAA    Greensboro Public Improvement, Series B, UTGO,
             5.40%, 04/01/04.............................    1,000,000        996,460      1,027,500
Aa1/AA+    Guilford County UTGO, Refunding, 4.90%,
             04/01/01....................................    1,000,000      1,021,793      1,013,750
Aaa/AAA    Mecklenberg County GO, 4.70%, 03/01/00........    1,000,000      1,010,462      1,010,000
Aaa/AAA    Mecklenberg County GO, 4.70%, 03/01/02........    1,000,000      1,004,998      1,005,000
Aa/A+      New Hanover County Solid Waste UTGO,
             Refunding, 4.80%, 09/01/07..................    1,000,000        949,953        952,500
Aaa/AAA    North Carolina Municipal Power Agency #1,
             Catawba Electric Revenue, (MBIA) (IBC),
             Refunding, 5.25%, 01/01/09..................    1,500,000      1,415,610      1,481,250
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/02.......................    1,000,000        988,610      1,001,250
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/04.......................      950,000        947,005        938,125
A1/A+      Onslow County UTGO, 5.60%, 03/01/05...........    1,000,000      1,020,802      1,032,500

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

 CREDIT                                                     PRINCIPAL                      MARKET
RATINGS*                                                      AMOUNT         COST           VALUE
--------                                                    ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (CONTINUED)
Aa1/AA+    Orange County UTGO, Refunding, 5.10%,
             06/01/03....................................   $1,050,000    $ 1,052,995    $ 1,074,937
Aa/AA-     Pitt County UTGO, Refunding,
             5.10%, 02/01/06.............................    1,000,000      1,011,468      1,000,000
Aaa/AAA    Raleigh UTGO, Refunding, 6.40%, 03/01/02......    1,250,000      1,351,077      1,354,688
Aa/AA      University of North Carolina, Utility System
             Revenue, Refunding, 5.00%, 08/01/09.........    1,460,000      1,432,263      1,388,825
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.35%, 02/15/02...........    1,000,000      1,000,000        981,250
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.45%, 02/15/03...........    1,000,000      1,000,000        978,750
Aaa/AAA    Wake County UTGO, Refunding, 4.50%, 02/01/06..    2,000,000      2,000,000      1,922,500
Aaa/AAA    Wake County Hospital Revenue, (MBIA),
             4.50%, 10/01/03.............................    1,200,000      1,124,517      1,165,500
A/A        Wilkes County UTGO, Refunding, 5.20%,
             06/01/05....................................    1,275,000      1,275,000      1,271,813
Aa/AA+     Winston-Salem Water & Sewer System, Revenue,
             6.30%, 06/01/06.............................    1,000,000      1,084,894      1,078,750
                                                                          -----------    -----------
           TOTAL MUNICIPAL OBLIGATIONS...................                  39,871,583     39,785,219
                                                                          -----------    -----------
           MONEY MARKET FUNDS -- 4.8%
           Institutional Liquid Assets Tax Exempt Fund...      968,472        968,472        968,472
           North Carolina Municipal Money Market Fund....    1,003,140      1,003,140      1,003,140
                                                                          -----------    -----------
           TOTAL MONEY MARKET FUNDS......................                   1,971,612      1,971,612
                                                                          -----------    -----------
           TOTAL INVESTMENTS -- 101.0%...................                 $41,843,195+   $41,756,831
                                                                          ============
           LIABILITIES IN EXCESS OF CASH AND OTHER
             ASSETS -- (1.0)%............................                                   (427,611)
                                                                                         -----------
           NET ASSETS -- 100.0%..........................                                $41,329,220
                                                                                         ============

---------------

* See page 8 for Credit Ratings.

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FOOTNOTES TO PORTFOLIOS
APRIL 30, 1996

* Credit Ratings (unaudited) given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

      MOODY'S   STANDARD & POOR'S
      -------   -----------------
       Aaa         AAA                Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
       Aa           AA                Instrument judged to be of high quality by all standards.
        A           A-                Instrument judged to be adequate by all standards.
       NR           NR                Not Rated. In the opinion of the Investment Adviser,
                                      instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Moody's applies numerical modifiers to designate relative standing within the generic ratings categories. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THE PORTFOLIOS:

AMBAC.......................  American Municipal Bond Assurance Corporation
COPS........................  Certificates of Participation
FGIC........................  Financial Guaranty Insurance Corporation
GO..........................  General Obligation
MBIA........................  Municipal Bond Insurance Association
UTGO........................  Unlimited Tax General Obligation

Investment percentages shown are calculated as a percentage of net assets. Institutions shown in parenthesis have entered into credit support agreement with the issuer.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1996

                                                                   CENTURA              CENTURA
                                                 CENTURA           FEDERAL               NORTH
                                                 EQUITY           SECURITIES            CAROLINA
                                                 GROWTH             INCOME              TAX-FREE
                                                  FUND               FUND              BOND FUND
                                              -------------   ------------------   ------------------
ASSETS:
Investments in securities, at value
  (identified cost -- $112,594,371,
  $109,421,859, and $41,843,195,
  respectively) (Note 2a)...................  $149,845,959       $109,361,697         $ 41,756,831
Cash........................................            --                 --               86,176
Dividends and interest receivable...........        81,325          1,709,793              545,787
Receivable for Fund shares sold.............       102,487                443                   --
Unamortized organization cost (Note 2e).....        22,730             30,061               10,021
Other assets................................        12,500                 --                   --
                                              -------------   ------------------   ------------------
    Total Assets............................   150,065,001        111,101,994           42,398,815
                                              -------------   ------------------   ------------------
LIABILITIES:
Payable for investments purchased...........     4,134,300                 --            1,013,094
Payable for Fund shares purchased...........            69                 --                  100
Payable to custodian for Fund
  disbursements.............................       106,428            510,847                   --
Investment advisory fee payable.............        81,371             27,184               17,500
Administration fee payable..................        17,437             13,592               16,500
Transfer agency fee payable.................         8,535              1,719                1,695
12B-1 Distribution fee payable..............         5,886                274                  995
Accrued expenses and other expenses.........        62,574             70,701               19,711
                                              -------------   ------------------   ------------------
    Total Liabilities.......................     4,416,600            624,317            1,069,595
                                              -------------   ------------------   ------------------
NET ASSETS..................................  $145,648,401       $110,477,677         $ 41,329,220
                                              ==============  =================    ===================
NET ASSETS:
  Shares of beneficial interest outstanding
    (par value $.001 per share)
    450,000,000 shares authorized (Note
    9)......................................  $     10,180       $     11,040         $      4,118
  Additional paid-in capital................   105,460,769        110,487,788           41,049,883
  Accumulated net realized capital
    gain/(loss) on investments..............     2,925,864             39,011              361,583
  Net unrealized appreciation (depreciation)
    on investments (Note 7).................    37,251,588            (60,162)             (86,364)
                                              -------------   ------------------   ------------------
                                              $145,648,401       $110,477,677         $ 41,329,220
                                              ==============  =================    ===================
CLASS A:
  Net Assets................................  $  5,740,390       $    526,374         $  3,927,049
  Shares Outstanding........................       401,069             52,606              391,286
  Net Asset Value Per Share.................        $14.31             $10.01               $10.04
                                                   =======          =========            =========

  Maximum Offering Price Per Share
    ($14.31/.955, $10.01/.9725 and
    $10.04/.9725, respectively).............        $14.98             $10.29               $10.32
                                                   =======          =========            =========

CLASS B:
  Net Assets................................  $  6,193,920       $    176,326         $    392,677
  Shares Outstanding........................       434,840             17,625               39,131
  Net Asset Value Per Share.................        $14.24             $10.01               $10.04
                                                   =======          =========            =========
CLASS C:
  Net Assets................................  $133,714,091       $109,774,977         $ 37,009,494
  Shares Outstanding........................     9,344,335         10,969,624            3,687,751
  Net Asset Value Per Share.................        $14.31             $10.01               $10.04
                                                   =======          =========            =========


See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1996

                                                                                 CENTURA
                                                      CENTURA       CENTURA       NORTH
                                                      EQUITY        FEDERAL      CAROLINA
                                                      GROWTH      SECURITIES     TAX-FREE
                                                       FUND       INCOME FUND   BOND FUND
                                                    -----------   -----------   ----------
INVESTMENT INCOME:
  Interest........................................  $   447,689   $6,743,376    $1,877,603
  Dividends.......................................    1,362,901           --            --
                                                    -----------   -----------   ----------
     Total income.................................    1,810,590    6,743,376     1,877,603
                                                    -----------   -----------   ----------
EXPENSES:
  Advisory (Note 3)...............................      802,888      312,098       138,274
  Administrative services (Note 4)................      172,047      156,049        59,260
  Fund accounting (Note 5)........................       32,848       33,981        41,369
  Registration....................................       13,842        9,917         5,297
  Custodian (Note 5)..............................       28,109       24,580        12,503
  Reports to shareholders.........................       22,666        8,799         7,872
  Audit...........................................       12,872       15,500         6,205
  Shareholder services (Note 5)...................       38,623        7,326         6,452
  Directors fees & expenses.......................        7,920        7,920         7,920
  Legal...........................................       13,754       12,851         4,910
  Insurance.......................................        8,569        9,611         3,623
  Amortization of organization expenses...........        7,386        9,772         3,257
  12B-1 Distribution fee-class A (Note 5).........        7,215          888         5,259
  12B-1 Distribution fee-class B (Note 5).........       33,942        1,696         3,168
  Miscellaneous...................................       24,609       29,253        19,510
                                                    -----------   -----------   ----------
     Total expenses before waivers................    1,227,290      640,241       324,879
     Less: Expenses waived by
       Adviser/Administrator (Notes 3 and 4)......           --           --      (142,535)
                                                    -----------   -----------   ----------
  Net expenses....................................    1,227,290      640,241       182,344
                                                    -----------   -----------   ----------
Net investment income (Note 2d)...................      583,300    6,103,135     1,695,259
                                                    -----------   -----------   ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
  Net realized gain on investments................    5,486,387      304,345       792,820
  Net change in unrealized
     appreciation/(depreciation) on
     investments (Note 7).........................   28,573,774     (266,951)     (318,669)
                                                    -----------   -----------   ----------
  Net realized and unrealized gains on
     investments..................................   34,060,161       37,394       474,151
                                                    -----------   -----------   ----------
Net increase in net assets resulting
  from operations.................................  $34,643,461   $6,140,529    $2,169,410
                                                     ==========   ==========     =========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              CENTURA FEDERAL SECURITIES
                                            CENTURA EQUITY GROWTH FUND                INCOME FUND
                                          -------------------------------   -------------------------------
                                                           FOR THE PERIOD                    FOR THE PERIOD
                                           FOR THE YEAR    JUNE 1, 1994*     FOR THE YEAR    JUNE 1, 1994*
                                              ENDED           THROUGH           ENDED           THROUGH
                                          APRIL 30, 1996   APRIL 30, 1995   APRIL 30, 1996   APRIL 30, 1995
                                          --------------   --------------   --------------   --------------
INCREASE IN NET ASSETS:
  Net investment income..................  $    583,300     $    515,377     $  6,103,135     $  4,728,278
  Net realized gain/(loss) on
    investments..........................     5,486,387       (2,101,969)         304,345         (265,334)
  Net change in unrealized appreciation/
    (depreciation) on investments........    28,573,774        8,677,814         (266,951)         206,789
                                           ------------      -----------     ------------     ------------
Net increase in net assets resulting from
  operations.............................    34,643,461        7,091,222        6,140,529        4,669,733
                                           ------------      -----------     ------------     ------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Class A..............................        (9,804)          (4,155)         (19,788)          (9,413)
    Class B..............................        (1,144)          (2,648)          (8,208)          (2,099)
    Class C..............................      (572,220)        (508,706)      (6,075,139)      (4,716,766)
                                           ------------      -----------     ------------     ------------
  Total distributions from net
    investment income (Note 2d)..........      (583,168)        (515,509)      (6,103,135)      (4,728,278)
                                           ------------      -----------     ------------     ------------
DISTRIBUTIONS FROM CAPITAL GAINS:
    Class A..............................       (12,445)              --               --               --
    Class B..............................       (14,106)              --               --               --
    Class C..............................      (432,003)              --               --               --
                                           ------------      -----------     ------------     ------------
  Total distributions from capital
    gains................................      (458,554)              --               --               --
                                           ------------      -----------     ------------     ------------
Total Distributions......................    (1,041,722)        (515,509)      (6,103,135)      (4,728,278)
                                           ------------      -----------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A..............................     3,996,812        1,039,671          296,512          247,553
    Class B..............................     3,972,644        1,363,221          112,249          104,640
    Class C..............................    34,342,658       87,017,254       28,545,692      102,532,024
                                           ------------      -----------     ------------     ------------
  Total proceeds from sales of shares....    42,312,114       89,420,146       28,954,453      102,884,217
                                           ------------      -----------     ------------     ------------
  Proceeds of shares issued in
    reinvestment of dividends:
    Class A..............................        22,225            4,155           19,767            9,387
    Class B..............................        15,094            2,648            8,047            2,097
    Class C..............................       712,210          398,366        3,621,321        2,763,205
                                           ------------      -----------     ------------     ------------
  Total proceeds of shares issued in
    reinvestment of dividends............       749,529          405,169        3,649,135        2,774,689
                                           ------------      -----------     ------------     ------------
  Cost of shares redeemed:
    Class A..............................      (127,873)        (171,707)         (31,434)         (21,587)
    Class B..............................      (168,362)        (127,493)         (61,464)              --
    Class C..............................   (17,052,874)      (9,801,033)     (16,242,864)     (11,439,650)
                                           ------------      -----------     ------------     ------------
  Total cost of shares redeemed..........   (17,349,109)     (10,100,233)     (16,335,762)     (11,461,237)
                                           ------------      -----------     ------------     ------------
Net increase in net assets from
  capital share transactions (Note 8)....    25,712,534       79,725,082       16,267,826       94,197,669
                                           ------------      -----------     ------------     ------------
  Total increase in net assets...........    59,314,273       86,300,795       16,305,220       94,139,124
NET ASSETS:
  Beginning of period....................    86,334,128           33,333       94,172,457           33,333
                                           ------------      -----------     ------------     ------------
  End of period+.........................  $145,648,401     $ 86,334,128     $110,477,677     $ 94,172,457
                                           ============      ===========     ============     ============

* Fund commenced investment operations on June 1, 1994.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                CENTURA
                                                                             NORTH CAROLINA
                                                                           TAX-FREE BOND FUND
                                                                    --------------------------------
                                                                                      FOR THE PERIOD
                                                                     FOR THE YEAR     JUNE 1, 1994*
                                                                        ENDED            THROUGH
                                                                    APRIL 30, 1996    APRIL 30, 1995
                                                                    --------------    --------------
INCREASE IN NET ASSETS:
  Net investment income..........................................    $  1,695,259      $  1,299,735
  Net realized gain/(loss) on investments........................         792,820          (137,684)
  Net change in unrealized appreciation/(depreciation) on
    investments..................................................        (318,669)          232,305
                                                                      -----------       -----------
Net increase in net assets resulting
  from operations................................................       2,169,410         1,394,356
                                                                      -----------       -----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Class A......................................................         (82,525)          (18,457)
    Class B......................................................         (10,750)           (8,666)
    Class C......................................................      (1,601,984)       (1,272,612)
                                                                      -----------       -----------
  Total distributions from net
    investment income (Note 2d)..................................      (1,695,259)       (1,299,735)
                                                                      -----------       -----------
DISTRIBUTIONS FROM CAPITAL GAINS:
    Class A......................................................         (17,195)               --
    Class B......................................................          (2,298)               --
    Class C......................................................        (274,060)               --
                                                                      -----------       -----------
  Total distributions from capital gains.........................        (293,553)               --
                                                                      -----------       -----------
Total Distributions..............................................      (1,988,812)       (1,299,735)
                                                                      -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A......................................................       3,531,762           759,168
    Class B......................................................         231,490           280,551
    Class C......................................................      12,172,633        43,283,109
                                                                      -----------       -----------
  Total proceeds from sales of shares............................      15,935,885        44,322,828
                                                                      -----------       -----------
  Proceeds of shares issued in
    reinvestment of dividends:
    Class A......................................................         100,014            16,577
    Class B......................................................           9,265             2,959
    Class C......................................................          45,725            53,208
                                                                      -----------       -----------
  Total proceeds of shares issued in
    reinvestment of dividends....................................         155,004            72,744
                                                                      -----------       -----------
  Cost of shares redeemed:
    Class A......................................................         (94,372)         (351,699)
    Class B......................................................        (122,233)          (20,586)
    Class C......................................................     (10,314,437)       (8,562,467)
                                                                      -----------       -----------
  Total cost of shares redeemed..................................     (10,531,042)       (8,934,752)
                                                                      -----------       -----------
Net increase in net assets from
  capital share transactions (Note 8)............................       5,559,847        35,460,820
                                                                      -----------       -----------
  Total increase in net assets...................................       5,740,445        35,555,441
NET ASSETS:
  Beginning of period............................................      35,588,775            33,334
                                                                      -----------       -----------
  End of period..................................................    $ 41,329,220      $ 35,588,775
                                                                      ===========       ===========

* Fund commenced investment operations on June 1, 1994.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1996

     1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of three separate investment portfolios:
Centura Equity Growth Fund, Centura Federal Securities Income Fund, and Centura North Carolina Tax-Free Bond Fund (collectively, the "Funds"). The Funds commenced operations on June 1, 1994, and prior to that date had no operations other than organization matters.

     The Centura Equity Growth Fund seeks to achieve its investment objective of long-term capital appreciation by investing in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock.

     The Centura Federal Securities Fund seeks to achieve its investment objective of providing relatively high current income consistent with relative stability of principal and safety by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities.

     The Centura North Carolina Tax-Free Bond Fund seeks to achieve its investment objective of providing relatively high current income that is free of both Federal and North Carolina personal income tax together with relative safety of principal by investing primarily in a portfolio of high quality municipal securities.

     The Funds each have three classes of shares known as Class A, Class B and Class C. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Centura Equity Growth Fund, 2.75% for the Centura Federal Securities Income Fund and 2.75% for the Centura North Carolina Tax-Free Bond Fund. Class B shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 4.50% for Centura Equity Growth Fund and 2.75% for each of the other Funds to a minimum in the fifth year after purchase of 0.90% for Centura Equity Growth Fund and 0.55% for each of the other Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. The CDSC is waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. The front-end sales charge is not applied to certain categories of investors in Class A shares. Class C shares are offered to accounts managed by the Adviser's Trust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or contingent deferred sales charge imposed on this Class.

     2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies followed by the Funds:

     a. Security Valuation Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

     c. Federal Income Taxes Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     d. Dividends To Shareholders Centura Equity Growth Fund declares and pays dividends of substantially all of its net investment income monthly. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

     e. Organization Expenses Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations.

     f. Determination of Net Asset Value and Allocation of Expenses Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

     g. Use of Estimates Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     3. ADVISER -- Centura Bank is the Fund's Adviser.

     Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

    Centura Equity Growth Fund, 0.70% of average daily net assets
    Centura Federal Securities Income Fund, 0.30% of average daily net assets Centura North Carolina Tax-Free Bond Fund, 0.35% of average daily net assets

     For the year ended April 30, 1996, Centura Bank was entitled to and voluntarily waived advisory fees as listed below:

                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $802,888         --
Centura Federal Securities Income Fund............................    312,098         --
Centura North Carolina Tax-Free Bond Fund.........................    138,274    $99,774

     4. ADMINISTRATOR -- The Funds have entered into Administrative Services Contracts with Furman Selz LLC ("Furman Selz"). Furman Selz provides management and administrative services necessary for the operations of the Funds, furnishes office space and facilities required to conduct the business of the Funds and pays the compensation of the Company's officers affiliated with Furman Selz. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

     For the year ended April 30, 1996, Furman Selz was entitled to administrative services fees as listed below:

                                                                      FURMAN     FURMAN
                                                                       SELZ       SELZ
                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $172,047         --
Centura Federal Securities Income Fund............................    156,049         --
Centura North Carolina Tax-Free Bond Fund.........................     59,260    $42,761

     5. OTHER TRANSACTIONS WITH AFFILIATES -- Furman Selz is transfer agent for the Funds. Under a Transfer Agency Agreement, Furman Selz provides personnel and facilities to perform shareholder servicing and transfer agency related services. Furman Selz receives a per

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the year ended April 30, 1996, Furman Selz earned transfer agent fees and out-of-pocket expenses of $38,623, $7,326 and $6,452 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     Furman Selz also provides fund accounting services to the Funds. The Funds each pay $2,500 per month to Furman Selz for performing fund accounting. Furman Selz is also reimbursed for out of pocket expenses relating to fund accounting. For the year ended April 30, 1996, Furman Selz earned $32,848 for the Equity Growth Fund, $33,981 for the Federal Securities Income Fund and $41,369 for the North Carolina Tax-Free Bond Fund.

     Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, Furman Selz, and was formed specifically to distribute the Funds. (See "The Administrator".)

     Each of the Funds has adopted a service and distribution plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

     CLASS A PLAN. The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has undertaken to limit 12b-1 fees for Class A shares to 0.25%. For the year ended April 30, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class A of $7,215, $888 and $5,259 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. In addition, the Distributor also retains a portion of the front-end sales charge.

     CLASS B PLAN. The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. For the year ended April 30, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class B of $33,942, $1,696 and $3,168 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

     Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the year

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

ended April 30, 1996, Centura Bank earned custodian fees and out-of-pocket expenses of $28,109, $24,580 and $12,503 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     6. CONCENTRATION OF CREDIT RISK -- The Centura North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of North Carolina.

     7. SECURITY TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended April 30, 1996, were as follows:

                                                                            U.S. GOVERNMENT
                                       COMMON STOCKS AND BONDS                OBLIGATIONS
                                     ----------------------------    ------------------------------
                                       COST OF      PROCEEDS FROM       COST OF       PROCEEDS FROM
                                     SECURITIES      SECURITIES       SECURITIES       SECURITIES
                                      PURCHASED         SOLD           PURCHASED          SOLD
                                     -----------    -------------    -------------    -------------
Centura Equity Growth Fund........   $72,011,207     $48,687,615                --              --
Centura Federal Securities Income
  Fund............................            --              --      $ 45,355,781     $34,414,547
Centura North Carolina Tax-Free
  Bond Fund.......................    35,280,510      30,592,407                --              --

     Unrealized appreciation and depreciation at April 30, 1996, based on cost of securities for Federal income tax purposes is as follows:

                                                                                      NET
                                                    GROSS           GROSS          UNREALIZED
                                                  UNREALIZED      UNREALIZED     APPRECIATION/
                                                 APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                 ------------    ------------    --------------
Centura Equity Growth Fund....................   $ 38,749,765    $ (1,498,177)    $ 37,251,588
Centura Federal Securities Income Fund........      1,057,575      (1,117,737)         (60,162)
Centura North Carolina Tax-Free Bond Fund.....        416,579        (502,943)         (86,364)

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

     8. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 450 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the year ended April 30, 1996, and the period ended April 30, 1995, respectively were as follows:


                                          CENTURA EQUITY GROWTH FUND       CENTURA EQUITY GROWTH FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                                                 JUNE 1, 1994*
                                                FOR YEAR ENDED                      THROUGH
                                                APRIL 30, 1996                   APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  90,488    127,357    7,847,477     1,111     1,111        1,111
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  318,467   319,526    2,792,574   106,840   138,458    8,813,192
Shares issued in reinvestment of
  dividends from net investment
  income..............................   1,775      1,215       57,537       413       318       39,707
Shares redeemed.......................  (9,661)   (13,258)  (1,353,253)  (17,876)  (12,530)  (1,006,533)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  310,581   307,483    1,496,858    89,377   126,246    7,846,366
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  401,069   434,840    9,344,335    90,488   127,357    7,847,477
                                        ========  ========  ==========   ========  ========  ==========


                                          CENTURA FEDERAL SECURITIES       CENTURA FEDERAL SECURITIES
                                                 INCOME FUND                      INCOME FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                                                 JUNE 1, 1994*
                                                FOR YEAR ENDED                      THROUGH
                                                APRIL 30, 1996                   APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  24,778     11,869    9,409,781     1,111     1,111        1,111
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  28,969     10,998    2,798,588    24,889    10,545   10,288,015
Shares issued in reinvestment of
  dividends from net investment
  income..............................   1,936        788      354,575       951       213      279,771
Shares redeemed.......................  (3,077)    (6,030)  (1,593,320)   (2,173)        0   (1,159,116)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  27,828      5,756    1,559,843    23,667    10,758    9,408,670
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  52,606     17,625   10,969,624    24,778    11,869    9,409,781
                                        ========  ========  ==========   ========  ========  ==========


                                            CENTURA NORTH CAROLINA           CENTURA NORTH CAROLINA
                                              TAX-FREE BOND FUND               TAX-FREE BOND FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                                                 JUNE 1, 1994*
                                                FOR YEAR ENDED                      THROUGH
                                                APRIL 30, 1996                   APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  42,947     27,561    3,495,234     1,111     1,111        1,112
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  347,776    22,572    1,197,604    76,112    28,313    4,357,097
Shares issued in reinvestment of
  dividends from net investment
  income..............................   9,761        904        4,473     1,686       302        5,402
Shares redeemed.......................  (9,198)   (11,906)  (1,009,560)  (35,962)   (2,165)    (868,377)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  348,339    11,570      192,517    41,836    26,450    3,494,122
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  391,286    39,131    3,687,751    42,947    27,561    3,495,234
                                        ========  ========  ==========   ========  ========  ==========

* Fund commenced investment operations on June 1, 1994.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       CENTURA                                                    CENTURA
                                    EQUITY GROWTH                                           FEDERAL SECURITIES
                                        FUND                                                    INCOME FUND
               -------------------------------------------------------    -------------------------------------------------------
                        FOR THE                       FOR THE                      FOR THE                       FOR THE
                       YEAR ENDED                  PERIOD ENDED                   YEAR ENDED                  PERIOD ENDED
                     APRIL 30, 1996               APRIL 30, 1995                APRIL 30, 1996               APRIL 30, 1995
               --------------------------    -------------------------    --------------------------    -------------------------
               CLASS    CLASS     CLASS      CLASS    CLASS               CLASS    CLASS     CLASS      CLASS    CLASS
                 A        B         C          A        B      CLASS C      A        B         C          A        B      CLASS C
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Net Asset
 Value,
 Beginning of
 Period....... $10.70   $10.69   $  10.70    $10.00   $10.00   $ 10.00    $ 9.97   $ 9.97   $   9.97    $10.00   $10.00   $ 10.00
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Income from
 Investment
 Operations:
 Net
   Investment
   Income/(Loss).0.03    (0.06)      0.07      0.06     0.03      0.07      0.57     0.50       0.60      0.52     0.45      0.54
 Net Realized
   and
   Unrealized
   Gain/(Loss)
   on
 Securities...   3.67     3.65       3.65      0.70     0.69      0.70      0.04     0.04       0.04     (0.03)   (0.03)    (0.03)
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
 Total from
   Investment
 Operations...   3.70     3.59       3.72      0.76     0.72      0.77      0.61     0.54       0.64      0.49     0.42      0.51
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Less
Distributions:
 Dividends
   from Net
   Investment
   Income.....  (0.05)   (0.00)     (0.07)    (0.06)   (0.03)    (0.07)    (0.57)   (0.50)     (0.60)    (0.52)   (0.45)    (0.54)
 Distributions
   from
   Capital
   Gains......  (0.04)   (0.04)     (0.04)       --       --        --        --       --         --        --       --        --
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
 Total
 Distributions. (0.09)   (0.04)     (0.11)    (0.06)   (0.03)    (0.07)    (0.57)   (0.50)     (0.60)    (0.52)   (0.45)    (0.54)
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Net Asset
 Value, End of
 Period....... $14.31   $14.24   $  14.31    $10.70   $10.69   $ 10.70    $10.01   $10.01   $  10.01    $ 9.97   $ 9.97   $  9.97
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Total Return
 (not
 reflecting
 sales
 load)........  34.72%   33.73%     34.97%     7.64%    7.23%     7.71%     6.20%    5.40%      6.47%     5.02%    4.32%     5.28%
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Ratios/Supplemental
 Data:
 Net Assets,
   End of
   Period
   (000's).... $5,740   $6,194   $133,714    $  968   $1,362   $84,004    $  526   $  176   $109,775    $  247   $  118   $93,807
 Ratio of
   Expenses to
   Average Net
   Assets*....   1.26%    2.02%      1.04%     1.29%    2.03%     1.04%     0.85%    1.61%      0.61%     0.86%    1.61%     0.63%
 Ratios of
   Expenses
   before
   Waivers/Reimbursements
   to Average
   Net
   Assets*....   1.26%    2.02%      1.04%     1.32%    2.06%     1.07%     0.85%    1.61%      0.61%     0.89%    1.64%     0.66%
 Ratio of Net
   Investment
   Income to
   Average Net
   Assets*....   0.27%   (0.48)%     0.55%     0.63%    0.00%     0.79%     5.61%    4.84%      5.88%     5.58%    4.86%     5.97%
Portfolio
 Turnover
 Rate.........     46%      46%        46%       44%      44%       44%       34%      34%        34%       42%      42%       42%

* Annualized

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CENTURA
                                                                                    NORTH CAROLINA
                                                                                  TAX-FREE BOND FUND
                                                      ---------------------------------------------------------------------------
                                                                   FOR THE                                   FOR THE
                                                                 YEAR ENDED                               PERIOD ENDED
                                                               APRIL 30, 1996                            APRIL 30, 1995
                                                      ---------------------------------         ---------------------------------
                                                      CLASS        CLASS                        CLASS        CLASS
                                                        A            B          CLASS C           A            B          CLASS C
                                                      ------       ------       -------         ------       ------       -------
Net Asset Value, Beginning of Period............      $ 9.98       $ 9.98       $  9.98         $10.00       $10.00       $ 10.00
                                                      ------       ------       -------         ------       ------       -------
Income from Investment Operations:
 Net Investment Income/(Loss)...................        0.42         0.34          0.44           0.39         0.32          0.41
 Net Realized and Unrealized Gain/(Loss) on
   Securities...................................        0.13         0.13          0.13          (0.02)       (0.02)        (0.02)
                                                      ------       ------       -------         ------       ------       -------
 Total from Investment Operations...............        0.55         0.47          0.57           0.37         0.30          0.39
                                                      ------       ------       -------         ------       ------       -------
Less Distributions:
 Dividends from Net Investment Income...........       (0.42)       (0.34)        (0.44)         (0.39)       (0.32)        (0.41)
 Distributions from Capital Gains...............       (0.07)       (0.07)        (0.07)            --           --            --
                                                      ------       ------       -------         ------       ------       -------
 Total Distributions............................       (0.49)       (0.41)        (0.51)         (0.39)       (0.32)        (0.41)
                                                      ------       ------       -------         ------       ------       -------
Net Asset Value, End of Period..................      $10.04       $10.04       $ 10.04         $ 9.98       $ 9.98       $  9.98
                                                      =======      =======      ========        =======      =======      ========
Total Return (not reflecting sales load)........        5.50%        4.72%         5.78%          3.77%        3.09%         4.08%
                                                      =======      =======      ========        =======      =======      ========
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..............      $3,927       $  393       $37,009         $  429       $  275       $34,885
 Ratio of Expenses to
   Average Net Assets*..........................        0.68%        1.44%         0.44%          0.42%        0.99%         0.41%
 Ratio of Expenses before Waivers/
   Reimbursements to Average Net Assets*........        1.04%        1.80%         0.80%          0.92%        1.49%         0.91%
 Ratio of Net Investment Income to Average
   Net Assets*..................................        3.98%        3.30%         4.32%          4.46%        3.89%         4.64%
Portfolio Turnover Rate.........................          80%          80%           80%           121%         121%          121%

* Annualized

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholders
Centura Funds, Inc.

     We have audited the accompanying statements of assets and liabilities of Centura Equity Growth Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund, separate portfolios of Centura Funds, Inc., including the portfolios of investments, as of April 30, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and for the period June 1, 1994 (commencement of operations) through April 30, 1995. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centura Equity Growth Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund as of April 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

MCGLADREY & PULLEN LLP

New York, New York
June 6, 1996

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- 93.3%
             AEROSPACE -- 7.5%
    75,000   Boeing Co. .............................................   $  4,024,058   $  7,153,125
   110,000   Precision Castparts Corp. ..............................      2,619,836      5,142,500
                                                                        ------------   ------------
                                                                           6,643,894     12,295,625
                                                                        ------------   ------------
             BEVERAGES -- 1.9%
   104,000   Pepisco Inc. ...........................................      3,166,618      3,081,000
                                                                        ------------   ------------
             CHEMICALS -- 5.1%
   235,000   Cabot Corp..............................................      3,722,965      5,669,375
   105,000   Mississippi Chemical Corp. .............................      2,160,000      2,638,125
                                                                        ------------   ------------
                                                                           5,882,965      8,307,500
                                                                        ------------   ------------
             CAPITAL GOODS -- 3.4%
   138,000   Briggs & Stratton Corp. ................................      4,926,798      5,520,000
                                                                        ------------   ------------
             CAPITAL GOODS/TECHNOLOGY -- 4.4%
    55,500   United Technologies Corp. ..............................      4,993,201      7,145,625
                                                                        ------------   ------------
             CONSUMER CYCLICALS -- 4.6%
    51,000   Gentex Corp*............................................        615,875      1,211,250
   265,000   Lexmark International Group*............................      4,516,589      6,260,625
                                                                        ------------   ------------
                                                                           5,132,464      7,471,875
                                                                        ------------   ------------
             CONSUMER & INDUSTRIAL PRODUCTS -- 3.9%
    66,000   General Electric Co. ...................................      3,141,520      6,385,500
                                                                        ------------   ------------
             CONSUMER SERVICES -- 1.5%
    75,000   Dow Jones & Co. Inc. ...................................      2,537,365      2,475,000
                                                                        ------------   ------------
             CONSUMER STAPLE PRODUCTS -- 2.9%
   135,200   Millipore Corp. ........................................      4,314,510      4,732,000
                                                                        ------------   ------------
             COSMETICS & TOILETRIES -- 3.7%
    35,800   Colgate-Palmolive Co. ..................................      2,949,100      3,293,600
   200,000   Dial Corp. .............................................      2,589,300      2,750,000
                                                                        ------------   ------------
                                                                           5,538,400      6,043,600
                                                                        ------------   ------------
             ENERGY -- 4.9%
    40,000   Amoco Corp. ............................................      3,044,000      3,030,000
    90,000   Tosco Corp. ............................................      3,693,100      5,051,250
                                                                        ------------   ------------
                                                                           6,737,100      8,081,250
                                                                        ------------   ------------
             ENVIRONMENTAL CONTROL -- 3.4%
   150,000   Newpark Resources Inc.*.................................      2,969,382      5,625,000
                                                                        ------------   ------------
             FINANCIAL SERVICES -- 6.1%
   117,000   American Express Company................................      3,405,172      5,499,000
    50,000   Household International Inc. ...........................      2,322,965      4,425,000
                                                                        ------------   ------------
                                                                           5,728,137      9,924,000
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             FOOD -- 4.1%
   171,150   Archer-Daniels Midland Co. .............................   $  2,989,355   $  3,722,512
    68,500   Kroger Co.*.............................................      2,894,951      3,056,813
                                                                        ------------   ------------
                                                                           5,884,306      6,779,325
                                                                        ------------   ------------
             HEALTH CARE -- 2.0%
   175,000   Allegiance Corp.*.......................................      3,316,000      3,281,250
                                                                        ------------   ------------
             INSURANCE -- 6.9%
    96,000   Jefferson Pilot Corp. ..................................      3,406,510      5,460,000
   157,500   Provident Companies Inc. ...............................      3,823,528      5,847,188
                                                                        ------------   ------------
                                                                           7,230,038     11,307,188
                                                                        ------------   ------------
             IRON/STEEL -- 1.2%
    80,000   Olympic Steel Inc.*.....................................      2,129,063      2,000,000
                                                                        ------------   ------------
             MINING -- 4.1%
    95,000   Potash Corp. ...........................................      4,188,137      6,733,125
                                                                        ------------   ------------
             PHARMACEUTICALS -- 3.0%
    65,000   Rhone-Poulenc Rorer Inc. ...............................      3,100,173      4,363,125
    15,700   Watson Pharmaceuticals Inc.*............................        510,795        523,988
                                                                        ------------   ------------
                                                                           3,610,968      4,887,113
                                                                        ------------   ------------
             PUBLISHING & PRINTING -- 1.1%
    50,000   Readers Digest Assoc. ..................................      1,741,500      1,781,250
                                                                        ------------   ------------
             RAW MATERIALS -- 3.9%
   133,000   Nucor Inc. .............................................      7,668,913      6,300,875
                                                                        ------------   ------------
             RETAIL -- 1.7%
    79,000   Dayton Hudson Corp. ....................................      2,616,860      2,735,375
                                                                        ------------   ------------
             TECHNOLOGY -- 6.5%
    63,000   Computer Sciences Corp.*................................      3,987,910      4,677,750
    24,000   International Business Machines.........................      3,040,080      3,096,000
    64,000   Varian Assoc. Inc. .....................................      3,782,380      2,888,000
                                                                        ------------   ------------
                                                                          10,810,370     10,661,750
                                                                        ------------   ------------
             TELECOMMUNICATIONS -- 1.5%
    55,000   Motorola Inc. ..........................................      2,713,150      2,530,000
                                                                        ------------   ------------
             TEXTILES -- 4.0%
   212,500   Unifi Inc. .............................................      5,054,712      6,614,062
                                                                        ------------   ------------
             TOTAL COMMON STOCKS.....................................    118,676,371    152,699,288
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             U.S. TREASURY BILL -- 5.5%
$5,000,000   U.S. Treasury Bill due 11/21/96.........................   $  4,988,020   $  4,988,020
 4,000,000   U.S. Treasury Bill due 1/16/97..........................      3,958,766      3,957,200
                                                                        ------------   ------------
                                                                           8,946,786      8,945,220
                                                                        ------------   ------------
             MONEY MARKET FUNDS -- 3.8%
 3,533,956   Financial Square Prime Obligations Portfolio............      3,533,956      3,533,956
 2,694,614   Temp Investment Fund....................................      2,694,614      2,694,614
                                                                        ------------   ------------
                                                                           6,228,570      6,228,570
                                                                        ------------   ------------
             TOTAL INVESTMENTS -- 102.6%.............................   $133,851,727+   167,873,078
                                                                        =============
             LIABILITIES IN EXCESS OF CASH AND OTHER
               ASSETS -- (2.6%)......................................                    (4,261,275)
                                                                                       ------------
             NET ASSETS -- 100.0%....................................                  $163,611,803
                                                                                       =============

---------------

* Non-income producing securities.
+ The cost for Federal income tax purposes is substantially the same.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- 88.8%
             AEROSPACE -- 2.8%
    15,000   Boeing Co...............................................   $    589,987   $  1,430,625
                                                                        ------------   ------------
             BANKS -- 1.5%
    13,500   CCB Financial Corp. ....................................        444,253        769,500
                                                                        ------------   ------------
             BEVERAGES -- 3.6%
    46,000   Coca-Cola Bottling Co. .................................      1,269,934      1,840,000
                                                                        ------------   ------------
             BUSINESS EQUIPMENT & SERVICES -- 2.6%
    69,000   Rollins Inc. ...........................................      1,511,354      1,319,625
                                                                        ------------   ------------
             CHEMICALS -- 5.1%
    30,000   Goodrich (B.F.) Co. ....................................      1,000,224      1,271,250
    45,000   Lubrizol Corp. .........................................      1,286,197      1,338,750
                                                                        ------------   ------------
                                                                           2,286,421      2,610,000
                                                                        ------------   ------------
             CONSUMER INDUSTRIAL PRODUCTS -- 2.8%
    15,000   General Electric Co. ...................................        718,938      1,451,250
                                                                        ------------   ------------
             CONSUMER SERVICES -- 2.6%
    40,000   Dow Jones & Co. Inc. ...................................      1,490,341      1,320,000
                                                                        ------------   ------------
             ENERGY -- 5.3%
    16,000   Amoco Corp. ............................................        975,090      1,212,000
     9,200   Royal Dutch Petroleum N.Y. .............................        701,066      1,521,450
                                                                        ------------   ------------
                                                                           1,676,156      2,733,450
                                                                        ------------   ------------
             ENTERTAINMENT -- 2.2%
    30,500   Time Warner Inc. .......................................      1,211,155      1,136,125
                                                                        ------------   ------------
             FINANCIAL SERVICES -- 2.9%
    38,000   Time Warner Fin Pfd Series Conv.........................      1,280,410      1,472,500
                                                                        ------------   ------------
             FOOD -- 8.4%
    27,000   Chiquita Brands Pfd Series A Conv.......................      1,291,410      1,161,000
    78,000   Flowers Industries Inc..................................      1,052,303      1,823,250
    75,000   Lance Inc. .............................................      1,474,750      1,312,500
                                                                        ------------   ------------
                                                                           3,818,463      4,296,750
                                                                        ------------   ------------
             HEALTH CARE -- 5.6%
    31,000   Abbott Laboratories.....................................      1,234,935      1,569,375
    21,000   American Home Products..................................        757,470      1,286,250
                                                                        ------------   ------------
                                                                           1,992,405      2,855,625
                                                                        ------------   ------------
             HOLDING COMPANIES -- 2.5%
    35,000   Onbancorp Inc. .........................................      1,116,255      1,273,125
                                                                        ------------   ------------
             HOUSEHOLD PRODUCTS -- 2.0%
    45,000   Bassett Furniture Industries............................      1,023,750      1,006,875
                                                                        ------------   ------------
             INDUSTRIALS -- 2.9%
    32,000   Crane Co. ..............................................      1,070,166      1,488,000
                                                                        ------------   ------------
             INSURANCE -- 2.3%
    21,000   Jefferson Pilot Corp. ..................................        467,054      1,194,375
                                                                        ------------   ------------
             MINING -- 2.1%
    15,000   Potash Corp. ...........................................        330,900      1,063,125
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             NATURAL GAS -- 0.8%
    16,000   Piedmont Natural Gas Co. ...............................   $    320,295   $    392,000
                                                                        ------------   ------------
             OIL/GAS -- 5.7%
    15,500   Schlumberger Ltd. ......................................        895,541      1,536,438
    27,000   Tejas Gas Corp. Pfd Conv................................      1,083,195      1,417,500
                                                                        ------------   ------------
                                                                           1,978,736      2,953,938
                                                                        ------------   ------------
             POLLUTION CONTROL -- 2.7%
    40,000   WMX Technologies Inc. ..................................      1,241,940      1,375,000
                                                                        ------------   ------------
             PUBLISHING/PRINTING -- 3.1%
    44,700   Readers Digest Assoc. ..................................      1,786,075      1,592,437
                                                                        ------------   ------------
             RAW MATERIALS -- 5.1%
    21,500   Aluminum Company of America.............................      1,194,600      1,260,438
    14,500   Du Pont (E.I.) De Nemours...............................        508,905      1,344,875
                                                                        ------------   ------------
                                                                           1,703,505      2,605,313
                                                                        ------------   ------------
             REAL ESTATE INVESTMENT TRUST -- 2.5%
    44,700   Highwoods Properties Inc. ..............................      1,118,900      1,285,125
                                                                        ------------   ------------
             RETAIL -- 2.3%
    22,500   Penney (J.C.) Co. ......................................      1,173,847      1,181,250
                                                                        ------------   ------------
             TECHNOLOGY -- 2.3%
     9,000   International Business Machines.........................      1,161,405      1,161,000
                                                                        ------------   ------------
             TELECOMMUNICATIONS -- 2.5%
    31,000   Bellsouth Corp. ........................................      1,286,110      1,263,250
                                                                        ------------   ------------
             TOBACCO -- 2.5%
    48,000   Universal Corp. -- VA...................................      1,262,880      1,308,000
                                                                        ------------   ------------
             UTILITIES -- 2.1%
    26,000   GTE Corp. ..............................................        915,330      1,095,250
                                                                        ------------   ------------
             TOTAL COMMON STOCKS.....................................     36,246,965     45,473,513
                                                                        ------------   ------------
             U.S. TREASURY BILL -- 3.9%
$2,000,000   U.S. Treasury Bill due 12/5/96..........................      1,990,905      1,990,905
                                                                        ------------   ------------
             MONEY MARKET FUNDS -- 7.7%
 1,988,420   Financial Square Prime Obligations Portfolio............      1,988,421      1,988,420
 1,945,635   Temp Investment Fund....................................      1,945,635      1,945,635
                                                                        ------------   ------------
                                                                           3,934,056      3,934,056
                                                                        ------------   ------------
             TOTAL INVESTMENTS -- 100.4%.............................   $ 42,171,926+    51,398,474
                                                                        ============
             LIABILITIES IN EXCESS OF CASH AND OTHER
               ASSETS -- (0.4%)......................................                      (189,973)
                                                                                       ------------
             NET ASSETS -- 100.0%....................................                  $ 51,208,501
                                                                                       ============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                          PRINCIPAL                       MARKET
                                                            AMOUNT          COST          VALUE
                                                          ----------    ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.0%
FEDERAL HOME LOAN BANK -- 6.7%
  7.89%, 12/23/97........................................ $2,000,000    $  2,000,000   $  2,049,200
  7.02%, 7/6/99..........................................  3,000,000       2,990,156      3,075,120
  6.83%, 6/7/01..........................................  3,000,000       2,978,438      3,031,440
                                                                        ------------   ------------
                                                                           7,968,594      8,155,760
                                                                        ------------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.7%
  7.35%, 6/01/05.........................................  2,000,000       2,000,000      2,025,140
                                                                        ------------   ------------
FEDERAL FARM CREDIT BANK -- 4.9%
  5.94%, 1/23/01.........................................  3,000,000       2,998,125      2,948,130
  7.125%, 8/8/01.........................................  3,000,000       3,004,523      3,030,210
                                                                        ------------   ------------
                                                                           6,002,648      5,978,340
                                                                        ------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.7%
  7.29%, 9/22/99.........................................  2,000,000       1,984,967      2,019,299
  7.40%, 7/01/04.........................................  3,000,000       3,160,549      3,155,070
  7.47%, 5/03/06.........................................  3,000,000       3,000,000      3,042,690
                                                                        ------------   ------------
                                                                           8,145,516      8,217,058
                                                                        ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................                 24,116,758     24,376,298
                                                                        ------------   ------------
U.S. TREASURY NOTES -- 71.6%
  6.125%, 12/31/96.......................................  7,000,000       7,004,203      7,012,249
  6.875%, 4/30/97........................................  5,000,000       5,022,098      5,038,849
  5.50%, 9/30/97.........................................  5,000,000       4,966,926      5,001,900
  5.25%, 7/31/98.........................................  5,000,000       4,906,906      4,964,200
  7.125%, 10/15/98.......................................  7,000,000       7,068,558      7,180,529
  5.125%, 12/31/98.......................................  5,000,000       4,832,690      4,936,750
  6.375%, 1/15/99........................................  5,000,000       4,966,784      5,064,350
  7.00%, 4/15/99.........................................  5,000,000       5,009,603      5,134,150
  8.00%, 8/15/99.........................................  5,000,000       5,224,409      5,267,000
  6.00%, 10/15/99........................................  5,000,000       4,897,668      5,019,899
  8.50%, 2/15/00.........................................  5,000,000       5,134,580      5,376,600
  7.125%, 2/29/00........................................  5,000,000       4,977,031      5,174,400
  5.25%, 1/31/01.........................................  2,000,000       1,979,488      1,947,159
  5.75%, 8/15/03.........................................  5,000,000       4,875,976      4,873,598
  7.875%, 11/15/04.......................................  5,000,000       5,329,882      5,490,550
  6.50%, 5/15/05.........................................  5,000,000       5,113,030      5,055,200
  6.50%, 8/15/05.........................................  5,000,000       4,976,563      5,056,000
                                                                        ------------   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................                 86,286,395     87,593,383
                                                                        ------------   ------------
MONEY MARKET FUND -- 6.7%
  Goldman Sachs Institutional............................  3,449,905       3,449,905      3,449,905
  Treasury Instrument Portfolio..........................  4,812,077       4,812,077      4,812,078
                                                                        ------------   ------------
                                                                           8,261,982      8,261,983
                                                                        ------------   ------------
TOTAL INVESTMENTS -- 98.3%...............................               $118,665,135+   120,231,664
                                                                        ============
ASSETS IN EXCESS OF LIABILITIES -- 1.7%..................                                 2,077,625
                                                                                       ------------
NET ASSETS -- 100.0%.....................................                              $122,309,289
                                                                                       ============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

 CREDIT                                                     PRINCIPAL                      MARKET
RATINGS*                                                      AMOUNT         COST           VALUE
--------                                                    ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 98.6%
Aa/AA-     Buncombe County UTGO, Refunding, 5.00%,
             03/01/01....................................   $1,000,000    $ 1,011,920    $ 1,025,000
A1/A+      Cabarrus County, 6.9%, 3/1/97.................      500,000        504,915        505,415
Aaa/AAA    Carteret County, 5.4%, 5/1/09.................    1,000,000      1,004,468      1,004,470
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/03..........    1,000,000      1,003,870        995,000
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/05..........    1,000,000        983,934        973,750
Aaa/AAA    Charlotte UTGO, 5.10%, 06/01/09...............    1,500,000      1,492,740      1,477,500
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, 5.20%,
             01/01/97....................................      200,000        200,002        200,572
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, 6.00%,
             01/01/04....................................    1,000,000        997,023      1,067,500
Aaa/AAA    Cleveland County UTGO, (FGIC), 5.10%,
             06/01/07....................................    1,400,000      1,394,996      1,387,750
Aaa/AAA    Craven County Rev, 5.40%, 06/01/02............    1,000,000      1,036,283      1,043,750
Aaa/AAA    Cumberland County Civic Center Project, Series
             A, COPS, (AMBAC), 6.20%, 12/01/07...........    1,535,000      1,549,894      1,650,125
Aaa/AAA    Durham County UTGO, 5.40%, 02/01/99...........    1,200,000      1,217,190      1,231,500
Aaa/AAA    Fayetteville Public Works, Series A, Revenue,
             (AMBAC), 5.25%, 03/01/08....................    1,280,000      1,274,498      1,275,200
Aaa/AAA    Gaston County UTGO, (MBIA), 5.70%, 03/01/04...      850,000        862,618        898,875
Aaa/AAA    Gaston County UTGO, (MBIA), 5.70%, 03/01/05...    1,000,000      1,030,069      1,055,000
Aaa/AAA    Gastonia UTGO, (FGIC), 5.20%, 04/01/01........      700,000        699,260        721,000
Aa1/AAA    Greensboro Public Improvement, Series B, UTGO,
             5.40%, 04/01/04.............................    1,000,000        996,460      1,037,500
Aa1/AA+    Guilford County UTGO, 4.90%, 04/01/01.........    1,000,000      1,019,782      1,020,000
Aaa/AAA    Lincoln County UTGO, 4.7%, 6/1/99.............    1,000,000      1,009,568      1,012,500
Aa1/AA+    Mecklenburg County NC, 4.70%, 03/01/20........    1,000,000      1,010,337      1,011,250
Aa1/AA+    Mecklenburg County NC, 4.70%, 03/01/02........    1,000,000      1,004,610      1,008,750
Aa/A+      New Hanover County Solid Waste UTGO,
             Refunding, 4.80%, 09/01/07..................    1,000,000        964,640        960,000
Aaa/AAA    North Carolina Municipal Power Agency # 1,
             Catawba Electric Revenue, (MBIA), 5.25%,
             01/01/09....................................    1,500,000      1,415,610      1,498,125
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/02.......................    1,000,000        988,610      1,008,750
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/04.......................    1,000,000        997,308        998,750
A1/A+      Onslow County UTGO, 5.60%, 03/01/05...........    1,000,000      1,019,858      1,043,750
Aa1/AA+    Orange County UTGO, Refunding, 5.10%,
             06/01/03....................................    1,050,000      1,052,808      1,080,188
Aa/AA-     Pitt County UTGO, Refunding, 5.10%,
             02/01/06....................................    1,000,000      1,010,997      1,006,250
Aaa/AAA    Raleigh UTGO, 6.40%, 03/01/02.................    1,250,000      1,342,137      1,357,813
A1/A+      University of North Carolina, Utility System
             Revenue, Refunding, 5.00%, 08/01/09.........    1,460,000      1,432,263      1,405,250
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.35%, 02/15/02...........    1,000,000      1,000,000        997,500
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.45%, 02/15/03...........    1,000,000      1,000,000        996,250
Aaa/AAA    Wake County UTGO, Refunding, 4.50%, 02/01/06..    2,000,000      2,000,000      1,930,000

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

 CREDIT                                                          PRINCIPAL                      MARKET
RATINGS*                                                           AMOUNT         COST           VALUE
--------                                                         ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (CONTINUED)
Aaa/AAA    Wake County Hospital Revenue, (MBIA), 4.50%,
             10/01/03....................................        $1,200,000    $ 1,124,941    $ 1,173,000
*A/A       Wilkes County UTGO, Refunding, 5.20%,
             06/01/05....................................         1,275,000      1,275,000      1,286,155
Aa/AA+     Winston-Salem Water & Sewer System, Revenue,
             6.30%, 06/01/06.............................         1,000,000      1,080,231      1,090,000
                                                                               -----------    -----------
           Total Municipal Obligations...................                       39,008,840     39,434,188
                                                                               -----------    -----------
           MONEY MARKET FUNDS -- 1.0%
           Institutional Liquid Assets Tax Exempt Fund...           272,698        272,698        272,698
           PNC Investments N.C. Money Market Fund........           108,591        108,592        108,591
                                                                               -----------    -----------
                                                                                   381,290        381,290
                                                                               -----------    -----------
           TOTAL INVESTMENTS -- 99.6%....................                      $39,390,130+    39,815,478
                                                                               ===========
           ASSETS IN EXCESS OF OTHER
             LIABILITIES -- 0.4%.........................                                         160,635
                                                                                              -----------
           NET ASSETS -- 100.0%..........................                                     $39,976,113
                                                                                              ===========

---------------

* See page 13 for Credit Ratings.

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FOOTNOTES TO PORTFOLIOS
OCTOBER 31, 1996

    * Credit Ratings (unaudited given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

                STANDARD &
  MOODY'S         POOR'S
------------  ---------------
                                  Instrument judged to be of the highest quality and carrying
    Aaa             AAA           the smallest amount of investment risk.
     Aa             AA            Instrument judged to be of high quality by all standards.
     A              A-            Instrument judged to be adequate by all standards.
                                  Not Rated. In the opinion of the Investment Adviser,
                                  instrument judged to be of comparable investment quality to
     NR             NR            rated securities which may be purchased by the Fund.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Moody's applies numerical modifiers to designate relative standing within the generic ratings categories. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THE PORTFOLIOS:

         AMBAC..............  American Municipal Bond Assurance Corporation
         COPS...............  Certificates of Participation
         FGIC...............  Financial Guaranty Insurance Corporation
         GO.................  General Obligation
         MBIA...............  Municipal Bond Insurance Association
         UTGO...............  Unlimited Tax General Obligation

Investment percentages shown are calculated as a percentage of net assets. Institutions shown in parenthesis have entered into credit support agreement with the issuer.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 1996

                                                                                        CENTURA        CENTURA
                                                           CENTURA        CENTURA       FEDERAL         NORTH
                                                            EQUITY        EQUITY       SECURITIES     CAROLINA
                                                            GROWTH        INCOME         INCOME       TAX-FREE
                                                             FUND          FUND           FUND        BOND FUND
                                                         ------------   -----------   ------------  -----------
ASSETS:
Investments in securities, at value (identified cost --
  $133,851,727; $42,171,926; $118,665,135; $39,390,130,
  respectively)........................................  $167,873,078   $51,398,474   $120,231,664  $39,815,478
  Dividends and interest receivable....................       126,650       115,518      1,791,740      529,232
  Receivable for investments sold......................       221,922             0              0      770,364
  Receivable for fund shares sold......................       154,516       138,452        673,579       22,777
  Unamortized organizational expenses (Note 2e)........        19,017             0              0       11,640
  Other assets.........................................         5,314             0          8,281       11,363
                                                         ------------   -----------   ------------  -----------
    Total Assets.......................................   168,400,497    51,652,444    122,705,264   41,160,854
                                                         ------------   -----------   ------------  -----------
LIABILITIES
  Payable for securities purchased.....................     4,140,315             0              0    1,007,170
  Income distribution payable..........................             0             0              0            0
  Payable to Custodian for overdraft...................         6,126        50,613        212,321      127,238
  Payable for fund shares repurchased..................       463,623       362,273        114,610        5,503
  Advisory fee payable (Note 3)........................        97,471        12,494         30,601        4,019
  Administrative services fee payable (Note 3).........        20,887         6,246         15,300        1,723
  Transfer agent fee payable (Note 3)..................         9,488           310          1,258        1,016
  12b-1 Distribution fee payable.......................        10,919            40            419        2,682
  Other accrued expenses...............................        39,865        11,967         21,466       35,390
                                                         ------------   -----------   ------------  -----------
    Total Liabilities..................................     4,788,694       443,943        395,975    1,184,741
                                                         ------------   -----------   ------------  -----------
NET ASSETS.............................................  $163,611,803   $51,208,501   $122,309,289  $39,976,113
                                                         ============   ===========   ============  ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest outstanding (par value
    $.001 per share) 450,000,000 shares authorized.....  $     11,459   $     5,019   $     12,105  $     3,954
  Additional paid -- in capital........................   123,197,701    50,283,822    120,904,207   39,397,791
  Accumulated undistributed net investment income/
    (loss) on investments..............................       (15,158)            0              0            0
  Accumulated undistributed realized gain/(loss) on
    investments........................................     6,396,450       102,806       (173,552)     149,020
  Net unrealized appreciation/(depreciation) on
    investments........................................    34,021,351       816,854      1,566,529      425,348
                                                         ------------   -----------   ------------  -----------
NET ASSETS.............................................  $163,611,803   $51,208,501   $122,309,289  $39,976,113
                                                         ============   ===========   ============  ===========
CLASS A:
  Net Assets...........................................  $  7,069,584   $    94,939   $    542,930  $ 3,850,679
  Shares Outstanding...................................       494,975         9,297         53,745      380,820
  Net Asset Value Per Share............................  $      14.28   $     10.21   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========
  Maximum Offering Price Per Share ($14.28/.955,
    $10.21/.955, $10.10/.9725, $10.11/.9725,
    respectively)......................................  $      14.95   $     10.69   $      10.39  $     10.40
                                                         ============   ===========   ============  ===========
CLASS B:
  Net Assets...........................................  $  7,954,009   $    19,941   $    207,892  $   429,484
  Shares Outstanding...................................       560,687         1,954         20,581       42,480
  Net Asset Value Per Share............................  $      14.19   $     10.21   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========
CLASS C:
  Net Assets...........................................  $148,588,210   $51,093,621   $121,558,467  $35,695,950
  Shares Outstanding...................................    10,403,792     5,007,303     12,030,482    3,530,437
  Net Asset Value Per Share............................  $      14.28   $     10.20   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
OCTOBER 31, 1996

                                                                                   CENTURA
                                                                      CENTURA       NORTH
                                          CENTURA       CENTURA       FEDERAL      CAROLINA
                                          EQUITY        EQUITY      SECURITIES     TAX FREE
                                        GROWTH FUND   INCOME FUND   INCOME FUND   BOND FUND
                                        -----------   -----------   -----------   ----------
INVESTMENT INCOME
  Interest............................  $   350,594   $   96,940    $3,751,042    $1,012,376
  Dividends...........................      835,666       26,871             0             0
                                        -----------   ----------    ----------    ----------
                                          1,186,260      123,811     3,751,042     1,012,376
                                        -----------   ----------    ----------    ----------
EXPENSES:
  Advisory (Note 3)...................      524,852       29,152       174,608        72,293
  Administrative services (Note 3)....      112,468        6,246        87,304        30,983
  Fund Accounting (Note 3)............       16,861        2,620        16,691        21,727
  Legal...............................       18,803          750        13,386         5,491
  Reports to shareholders.............        5,800          100           600           600
  Audit...............................        6,600        1,000         6,600         6,600
  Registration........................        2,783        2,550           933         2,533
  Custodian...........................       15,980        2,000         9,600         6,045
  Trustee.............................        4,008          333         4,008         4,008
  Transfer agent fees and expenses
     (Note 3).........................       25,805          310         2,446         2,807
  12b-1 Distribution fee -- Class A...        8,048           10           691         4,804
  12b-1 Distribution fee -- Class B...       35,212           30           897         1,879
  Amortization of organizational
     expenses.........................        3,354            0         4,184           800
  Miscellaneous.......................          232        2,752           968         5,828
                                        -----------   ----------    ----------    ----------
     Total expenses before waivers....      780,806       47,853       322,916       166,398
     Less: expenses
       waived/reimbursed..............            0      (16,658)            0       (68,850)
                                        -----------   ----------    ----------    ----------
  Net expenses........................      780,806       31,195       332,916        97,548
                                        -----------   ----------    ----------    ----------
Net investment income/(loss)..........      405,454       92,616     3,428,126       914,828
                                        -----------   ----------    ----------    ----------
Realized gain/(loss) on investments...    3,470,586      102,806      (450,271)     (212,563)
Net change in unrealized
  appreciation/(depreciation) of
  investments.........................   (3,230,237)     899,241     1,626,691       513,511
                                        -----------   ----------    ----------    ----------
Net realized and unrealized
  gain/(loss) on investments..........      240,349    1,002,047     1,176,420       300,948
                                        -----------   ----------    ----------    ----------
Net increase in net assets resulting
  from operations.....................  $   645,803   $1,094,663    $4,604,546    $1,215,776
                                        ===========   ==========    ==========    ==========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        CENTURA EQUITY
                                                                                          INCOME FUND
                                                                                       -----------------
                                                      CENTURA EQUITY GROWTH FUND        FOR THE PERIOD
                                                   ---------------------------------   OCTOBER 1, 1996*
                                                   SIX MONTHS ENDED                         THROUGH
                                                   OCTOBER 31, 1996     YEAR ENDED     OCTOBER 31, 1996
                                                     (UNAUDITED)      APRIL 30, 1996      (UNAUDITED)
                                                   ----------------   --------------   -----------------
OPERATIONS:
  Net investment income...........................   $    405,454      $    583,300      $      92,616
  Net realized gain/(loss) on investments.........      3,470,586         5,486,387            102,806
  Net change in unrealized appreciation/
    (depreciation) of investments.................     (3,230,237)       28,573,774            899,241
                                                     ------------      ------------       ------------
  Net increase in net assets resulting from
    operations....................................        645,803        34,643,461          1,094,663
                                                     ------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.......................................        (11,175)           (9,804)              (155)
    Class B.......................................              0            (1,144)               (32)
    Class C.......................................       (409,437)         (572,220)           (92,429)
                                                     ------------      ------------       ------------
                                                         (420,612)         (583,168)           (92,616)
                                                     ------------      ------------       ------------
  From capital gains:
    Class A.......................................              0           (12,445)                 0
    Class B.......................................              0           (14,106)                 0
    Class C.......................................              0          (432,003)                 0
                                                     ------------      ------------       ------------
                                                                0          (458,554)                 0
                                                     ------------      ------------       ------------
  Decrease in net assets resulting from
    distributions to shareholders.................       (420,612)       (1,041,722)           (92,616)
                                                     ------------      ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A.......................................      1,553,680         3,996,812             94,526
    Class B.......................................      1,910,616         3,972,644             20,000
    Class C.......................................     24,825,881        34,342,658         50,739,199
                                                     ------------      ------------       ------------
                                                       28,290,177        42,312,114         50,853,725
                                                     ------------      ------------       ------------
  Net asset value of shares issued to shareholders
    in reinvestment of dividends and
    distributions:
    Class A.......................................         11,175            22,225                155
    Class B.......................................              0            15,094                 32
    Class C.......................................        274,535           712,210             41,800
                                                     ------------      ------------       ------------
                                                          285,710           749,529             41,987
                                                     ------------      ------------       ------------
  Net asset value of shares redeemed:
    Class A.......................................       (255,246)         (127,873)                 0
    Class B.......................................       (171,982)         (168,362)                 0
    Class C.......................................    (10,410,448)      (17,052,874)          (689,288)
                                                     ------------      ------------       ------------
                                                      (10,837,676)      (17,349,109)          (689,288)
                                                     ------------      ------------       ------------
  Net increase in net assets from capital share
    transactions..................................     17,738,211        25,712,534         50,206,424
                                                     ------------      ------------       ------------
  Total increase in net assets....................     17,963,402        59,314,273         51,208,471
NET ASSETS:
  Beginning of period.............................    145,648,401        86,334,128                 30
                                                     ------------      ------------       ------------
  End of period...................................   $163,611,803      $145,648,401      $  51,208,501
                                                     ============      ============       ============

* Commencement of Operations.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                      CENTURA FEDERAL SECURITIES INCOME    CENTURA NORTH CAROLINA TAX FREE
                                                    FUND                              BOND FUND
                                      ---------------------------------   ---------------------------------
                                      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                      OCTOBER 31, 1996   APRIL 30, 1996   OCTOBER 31, 1996   APRIL 30, 1996
                                      ----------------   --------------   ----------------   --------------
                                        (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
  Net investment income.............    $  3,428,126      $  6,103,135      $    914,828      $  1,695,259
  Net realized gain/(loss) on
    investments.....................        (450,271)          304,345          (212,563)          792,820
  Net change in unrealized
    appreciation/(depreciation) of
    investments.....................       1,626,691          (266,951)          513,511          (318,669)
                                        ------------      ------------       -----------      ------------
  Net increase in net assets
    resulting from operations.......       4,604,546         6,140,529         1,215,776         2,169,410
                                        ------------      ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.........................         (15,487)          (19,788)          (81,209)          (82,525)
    Class B.........................          (4,711)           (8,208)           (7,309)          (10,750)
    Class C.........................      (3,407,928)       (6,075,139)         (826,310)       (1,601,984)
                                        ------------      ------------       -----------      ------------
                                          (3,428,126)       (6,103,135)         (914,828)       (1,695,259)
                                        ------------      ------------       -----------      ------------
  From capital gains:
    Class A.........................               0                 0                 0           (17,195)
    Class B.........................               0                 0                 0            (2,298)
    Class C.........................               0                 0                 0          (274,060)
                                        ------------      ------------       -----------      ------------
                                                   0                 0                 0          (293,553)
                                        ------------      ------------       -----------      ------------
  Decrease in net assets resulting
    from distributions to
    shareholders....................      (3,428,126)       (6,103,135)         (914,828)       (1,988,812)
                                        ------------      ------------       -----------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A.........................          57,741           296,512            49,382         3,531,762
    Class B.........................          31,278           112,249            27,431           231,490
    Class C.........................      16,387,992        28,545,692         2,205,115        12,172,633
                                        ------------      ------------       -----------      ------------
                                          16,477,011        28,954,453         2,281,928        15,935,885
                                        ------------      ------------       -----------      ------------
  Net asset value of shares issued
    to shareholders in reinvestment
    of dividends and distributions:
    Class A.........................          15,487            19,767            81,196           100,014
    Class B.........................           4,088             8,047             6,116             9,265
    Class C.........................       2,143,038         3,621,321            29,375            45,725
                                        ------------      ------------       -----------      ------------
                                           2,162,613         3,649,135           116,687           155,004
                                        ------------      ------------       -----------      ------------
  Net asset value of shares redeemed:
    Class A.........................         (62,047)          (31,434)         (234,200)          (94,372)
    Class B.........................          (5,776)          (61,464)                0          (122,233)
    Class C.........................      (7,916,609)      (16,242,864)       (3,818,470)      (10,314,437)
                                        ------------      ------------       -----------      ------------
                                          (7,984,432)      (16,335,762)       (4,052,670)      (10,531,042)
                                        ------------      ------------       -----------      ------------
  Net increase in net assets from
    capital share transactions......      10,655,192        16,267,826        (1,654,055)        5,559,847
                                        ------------      ------------       -----------      ------------
  Total increase in net assets......      11,831,612        16,305,220        (1,353,107)        5,740,445
NET ASSETS:
  Beginning of period...............     110,477,677        94,172,457        41,329,220        35,588,775
                                        ------------      ------------       -----------      ------------
  End of period.....................    $122,309,289      $110,477,677      $ 39,976,113      $ 41,329,220
                                        ============      ============       ===========      ============

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 1996


     1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of four separate investment portfolios:
Centura Equity Growth Fund, Centura Equity Income Fund, Centura Federal Securities Income Fund, and Centura North Carolina Tax-Free Bond Fund (collectively, the "Funds"). The Funds commenced operations on June 1, 1994, except for the Equity Income Fund which commenced operations on October 1, 1996, and prior to those dates had no operations other than organization matters. On October 1, 1996, 5,049,923 shares of Centura Equity Income Fund were exchanged for portfolio securities with an aggregate value of $50,499,233. This exchange represented a transfer of assets from Centura Bank's trust funds: the Centura Income Equity Fund and the Centura Bank Income Equity Benefit Group Trust. The trust funds were managed with substantially the same objectives and policies as the registered mutual funds, but were not subject to all the same tax and regulatory requirements applicable to mutual funds.

     The Centura Equity Growth Fund seeks to achieve its investment objective of long-term capital appreciation by investing in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock.

     The Centura Equity Income Fund seeks to achieve its investment objective of long-term capital appreciation and income by investing primarily in dividend paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures.

     The Centura Federal Securities Fund seeks to achieve its investment objective of providing relatively high current income consistent with relative stability of principal and safety by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities.

     The Centura North Carolina Tax-Free Bond Fund seeks to achieve its investment objective of providing relatively high current income that is free of both Federal and North Carolina personal income tax together with relative safety of principal by investing primarily in a portfolio of high quality municipal securities.

     The Funds each have three classes of shares known as Class A, Class B and Class C. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Centura Equity Growth Fund, 4.50% for the Centura Equity Income Fund, 2.75% for the Centura Federal Securities Income Fund and 2.75% for the Centura North Carolina Tax-Free Bond Fund. Class B shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 5.00% for Centura Equity Growth Fund and the Centura Equity Income Fund and 3.00% for each of the other Funds to a minimum in the fifth year after purchase of 0.90% for Centura Equity Growth Fund and Centura Equity Income Fund and 0.55% for each of the other Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. The CDSC is waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. The front-end sales charge is not applied to certain

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

categories of investors in Class A shares. Class C shares are offered to accounts managed by the Adviser's Trust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or contingent deferred sales charge imposed on this Class.

     2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies followed by the Funds:

     a. Security Valuation Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

     c. Federal Income Taxes Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     d. Dividends To Shareholders Centura Equity Growth Fund and Centura Equity Income Fund declare and pay dividends of substantially all of their net investment income monthly. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     e. Organization Expenses Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations.

     f. Determination of Net Asset Value and Allocation of Expenses Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

     g. Use of Estimates Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     3. ADVISER -- Centura Bank is the Fund's Adviser.

     Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

    Centura Equity Growth Fund, 0.70% of average daily net assets
    Centura Equity Income Fund, 0.70% of average daily net assets
    Centura Federal Securities Income Fund, 0.30% of average daily net assets Centura North Carolina Tax-Free Bond Fund, 0.35% of average daily net assets

     For the six month period ended October 31, 1996, Centura Bank was entitled to and voluntarily waived advisory fees as listed below:

                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $524,852         --
Centura Equity Income Fund........................................     29,152    $16,658
Centura Federal Securities Income Fund............................    174,608         --
Centura North Carolina Tax-Free Bond Fund.........................     72,293     48,195

     4. ADMINISTRATOR -- The Funds have entered into Administrative Services Contracts with Furman Selz LLC ("Furman Selz"). Furman Selz provides management and administrative services necessary for the operations of the Funds, furnishes office space and facilities required to conduct the business of the Funds and pays the compensation of the Company's officers affiliated with Furman Selz. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     For the six months ended October 31, 1996, Furman Selz was entitled to administrative services fees as listed below:

                                                                      FURMAN     FURMAN
                                                                       SELZ       SELZ
                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $112,468         --
Centura Equity Income Fund........................................      6,246         --
Centura Federal Securities Income Fund............................     87,304         --
Centura North Carolina Tax-Free Bond Fund.........................     30,983    $20,655

     5. OTHER TRANSACTIONS WITH AFFILIATES -- Furman Selz is transfer agent for the Funds. Under a Transfer Agency Agreement, Furman Selz provides personnel and facilities to perform shareholder servicing and transfer agency related services. Furman Selz receives a per account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the six months ended October 31, 1996, Furman Selz earned transfer agent fees and out-of-pocket expenses of $25,805, $310, $2,446, and $2,807 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     Furman Selz also provides fund accounting services to the Funds. The Funds each pay $2,500 per month to Furman Selz for performing fund accounting. Furman Selz is also reimbursed for out of pocket expenses relating to fund accounting. For the six months ended October 31, 1996, Furman Selz earned $16,861 for the Equity Growth Fund, $2,620 for the Equity Income Fund, $16,691 for the Federal Securities Income Fund and $21,727 for the North Carolina Tax-Free Bond Fund.

     Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, Furman Selz, and was formed specifically to distribute the Funds. (See "The Administrator".)

     Each of the Funds has adopted a service and distribution plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

     CLASS A PLAN. The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has undertaken to limit 12b-1 fees for Class A shares to 0.25%. For the six months ended October 31, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class A of $8,048, $10, $691 and $4,804 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. In addition, the Distributor also retains a portion of the front-end sales charge.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     CLASS B PLAN. The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. For the six months ended October 31, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class B of $35,212, $30, $897 and $1,879 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

     Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended October 31, 1996, Centura Bank earned custodian fees and out-of-pocket expenses of $15,980, $2,000, $9,600 and $6,045 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     6. CONCENTRATION OF CREDIT RISK -- The Centura North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of North Carolina.

     7. SECURITY TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 1996, were as follows:

                                                                            U.S. GOVERNMENT
                                       COMMON STOCKS AND BONDS                OBLIGATIONS
                                     ----------------------------    ------------------------------
                                       COST OF      PROCEEDS FROM       COST OF       PROCEEDS FROM
                                     SECURITIES      SECURITIES       SECURITIES       SECURITIES
                                      PURCHASED         SOLD           PURCHASED          SOLD
                                     -----------    -------------    -------------    -------------
Centura Equity Growth Fund........   $52,920,015     $39,424,086                --              --
Centura Equity Income Fund........     1,785,842         146,927                --              --
Centura Federal Securities Income
  Fund............................            --              --      $ 15,261,875     $ 8,533,523
Centura North Carolina Tax-Free
  Bond Fund.......................     4,773,674       5,402,229                --              --

     Unrealized appreciation and depreciation at October 31, 1996, based on cost of securities for Federal income tax purposes is as follows:

                                                                                      NET
                                                    GROSS           GROSS          UNREALIZED
                                                  UNREALIZED      UNREALIZED     APPRECIATION/
                                                 APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                 ------------    ------------    --------------
Centura Equity Growth Fund....................   $ 36,792,716    $ (2,771,365)    $ 34,021,351
Centura Equity Income Fund....................      1,780,391        (963,537)         816,854
Centura Federal Securities Income Fund........      1,654,331         (87,802)       1,566,529
Centura North Carolina Tax-Free Bond Fund.....        579,538        (154,190)         425,348

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     8. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 450 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the six months ended October 31, 1996, and the year ended April 30, 1996, respectively were as follows:


                                          CENTURA EQUITY GROWTH FUND       CENTURA EQUITY GROWTH FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  401,069   434,840    8,344,335    90,488   127,357    7,847,477
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  111,299   138,119    2,792,115   318,467   319,526    2,792,574
Shares issued in reinvestment of
  dividends from net investment
  income..............................      784         0       19,264     1,775     1,215       57,537
Shares redeemed.......................  (18,177)  (12,272)    (751,922)   (9,661)  (13,258)  (1,353,253)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................   93,904   125,847    2,059,457   310,581   307,483    1,496,858
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  494,975   560,687   10,403,792   401,069   434,840    9,344,335
                                        =======   =======   ==========   =======   =======   ==========

                                          CENTURA EQUITY INCOME FUND
                                        ------------------------------
                                             FOR SIX MONTHS ENDED
                                               OCTOBER 31, 1996
                                        ------------------------------
                                        CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------
Beginning Balance.....................       1          1            1
                                        ------    -------   ----------
Shares sold...........................   9,281      1,950    5,003,204
Shares issued in reinvestment of
  dividends from net investment
  income..............................      15          3        4,098
Shares redeemed.......................       0          0            0
                                        ------    -------   ----------
Net increase in shares................   9,296      1,953    5,007,302
                                        ------    -------   ----------
         Closing Balance..............   9,297      1,954    5,007,303
                                        ======    =======   ==========


                                          CENTURA FEDERAL SECURITIES       CENTURA FEDERAL SECURITIES
                                                 INCOME FUND                      INCOME FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  52,606     17,625   10,863,624    24,778    11,869    9,409,781
                                        ------    -------   ----------   -------   -------   ----------
Shares sold...........................   5,788      3,128    1,639,390    28,969    10,998    2,798,588
Shares issued in reinvestment of
  dividends from net investment
  income..............................   1,550        409      214,489     1,936       788      354,575
Shares redeemed.......................  (6,194)      (581)    (793,021)   (3,077)   (6,030)  (1,593,320)
                                        ------    -------   ----------   -------   -------   ----------
Net increase in shares................   1,140      2,855    1,060,859    27,828     5,756    1,559,843
                                        ------    -------   ----------   -------   -------   ----------
         Closing Balance..............  53,745     20,581   12,030,482    52,606    17,625   10,969,624
                                        ======    =======   ==========   =======   =======   ==========

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996


                                            CENTURA NORTH CAROLINA           CENTURA NORTH CAROLINA
                                              TAX-FREE BOND FUND               TAX-FREE BOND FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B     CLASS C
                                        -------   -------   ----------   -------   -------    ---------
Beginning Balance.....................  391,286    39,131    3,687,751    42,947    27,561    3,495,234
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................    4,311     2,739      221,089   347,776    22,572    1,197,604
Shares issued in reinvestment of
  dividends from net investment
  income..............................    8,100       610        2,932     9,761       904        4,473
Shares redeemed.......................  (23,477)        0     (381,335)   (9,198)  (11,906)  (1,009,560)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  (10,466)    3,348     (157,314)  348,339    11,570      192,517
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  380,820    42,480    3,530,437   391,286    39,131    3,687,751
                                        =======   =======   ==========   =======   =======   ==========

In connection with the transfer of assets to the Equity Income Fund described in
Note 1, $8,409,694 was credited to unrealized appreciation, representing unrealized appreciation on the portfolio securities received from the trusts on the transfer date.

     9. SUBSEQUENT EVENT -- Furman Selz has consummated an agreement with BISYS Group, Inc. ("BISYS") whereby services currently provided to the Company by Furman Selz will be provided to the Company by BISYS and certain of its affiliates under new Administrative Services, Transfer Agency and Fund Accounting Agreements between the Company and BISYS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                          CENTURA EQUITY GROWTH FUND
                             ----------------------------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                  YEAR ENDED
                                   SIX MONTHS ENDED                                              JUNE 1, 1994+
                                   OCTOBER 31, 1996                  YEAR ENDED                     THROUGH
                                     (UNAUDITED)                   MARCH 31, 1996                APRIL 30, 1995
                             ----------------------------    --------------------------    --------------------------
                             CLASS     CLASS       CLASS      CLASS    CLASS    CLASS       CLASS    CLASS     CLASS
                               A         B           C          A        B        C           A        B         C
                             ------   --------   --------    ------   ------   --------    ------   ------   --------
Net Asset
 Value,
 Beginning
 of
 Period....                   $14.31   $  14.24   $  14.31    $10.70   $10.69   $  10.70    $10.00   $10.00   $  10.00
Income from
 Investment
Operations:
 Net
 investment
  income...                     0.02       0.00       0.04      0.03    (0.06)      0.07      0.06     0.03       0.07
 Net
   realized
   and
 unrealized
   gains on
   investments...              (0.03)     (0.05)     (0.03)     3.67     3.65       3.65      0.70     0.69       0.70
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
 Total from
 investment
 operations...                 (0.01)     (0.05)      0.01      3.70     3.59       3.72      0.76     0.72       0.77
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Less
Distributions:
 Dividends
   from net
 investment
   income..                    (0.02)      0.00      (0.04)    (0.05)    0.00      (0.07)    (0.06)   (0.03)     (0.07)
 Dividends
   from
   capital
   gains
   :.......                     0.00       0.00       0.00     (0.04)   (0.04)     (0.04)     0.00     0.00       0.00
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Total
distributions
 :.........                    (0.02)      0.00      (0.04)    (0.09)   (0.04)     (0.11)    (0.06)   (0.03)     (0.07)
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Net Asset
 Value, End
 of
 Period....                   $14.28   $  14.19   $  14.28    $14.31   $14.24   $  14.31    $10.70   $10.69     $10.70
                             =======   ========   ========    ======   ======   ========    ======   ======     ======
Total
 Return
 (not
 reflecting
 sales
 load).....                   -0.03%     -0.35%      0.08%    34.72%   33.73%     34.97%     7.64%    7.23%      7.71%
                             =======   ========   ========    ======   ======   ========    ======   ======     ======
Net Assets
 End of
 Period (in
 thousands)..                 $7,070   $  7,954   $148,588    $5,740   $6,194   $133,714    $  968   $1,362   $ 84,004
Ratios to
 Average
 Net Assets
 of:
 Expenses
   net of
   waivers/reimbursements...  1.24%*     1.99%*     0.98%*     1.26%    2.02%      1.04%    1.29%*   2.03%*     1.04%*
 Expenses
   before
   waivers/reimbursements...  1.24%*     1.99%*     0.98%*     1.26%    2.02%      1.04%    1.32%*   2.06%*     1.07%*
 Net
 investment
  income...                   0.34%*    -0.41%*     0.64%*     0.27%    0.48%      0.55%    0.63%*   0.00%*     0.79%*
Portfolio
 Turnover
 Rate......                      78%        78%        78%       46%      46%        46%       44%      44%        44%


                                               CENTURA EQUITY FUND
                                            -------------------------
                                                     FOR THE
                                                     PERIOD
                                                OCTOBER 1, 1996+
                                                     THROUGH
                                                OCTOBER 31, 1996
                                                   (UNAUDITED)
                                            -------------------------
                                            CLASS    CLASS
                                              A        B      CLASS C
                                            ------   ------   -------
Net Asset
 Value,
 Beginning
 of
 Period....                                 $10.00   $10.00   $ 10.00
Income from
 Investment
Operations:
 Net
 investment
  income...                                   0.02     0.02     .0.02
 Net
   realized
   and
 unrealized
   gains on
   investments...                             0.21     0.21      0.20
                                            ------   ------   -------
 Total from
 investment
 operations...                                0.23     0.22      0.22
                                            ------   ------   -------
Less
Distributions:
 Dividends
   from net
 investment
   income..                                  (0.02)   (0.02)    (0.02)
 Dividends
   from
   capital
   gains
   :.......                                   0.00     0.00      0.00
                                            ------   ------   -------
Total
distributions
 :.........                                  (0.02)   (0.02)    (0.02)
                                            ------   ------   -------
Net Asset
 Value, End
 of
 Period....                                 $10.21   $10.21   $ 10.20
                                            =======  =======  ========
Total
 Return
 (not
 reflecting
 sales
 load).....                                  2.19%    2.19%     2.19%
                                            =======  =======  ========
Net Assets
 End of
 Period (in
 thousands)..                               $   95   $   20   $51,094
Ratios to
 Average
 Net Assets
 of:
 Expenses
   net of
   waivers/reimbursements...                0.71%*   0.45%*    0.72%*
 Expenses
   before
   waivers/reimbursements...                0.71%*   0.45%*    0.72%*
 Net
 investment
  income...                                 1.46%*   0.58%*    2.15%*
Portfolio
 Turnover
 Rate......                                     7%       7%        7%

* Annualized.

+ Commencement of Operations.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CENTURA FEDERAL SECURITIES INCOME FUND
                          -------------------------------------------------------------------------------------------------------
                           SIX MONTHS ENDED OCTOBER 31,
                                       1996                            YEAR ENDED                  FOR THE PERIOD JUNE 1, 1994+
                                   (UNAUDITED)                       MARCH 31, 1996                   THROUGH APRIL 30, 1995
                          ------------------------------       ------------------------------     -------------------------------
                          CLASS      CLASS        CLASS        CLASS      CLASS      CLASS         CLASS       CLASS       CLASS
                            A          B            C            A          B          C             A           B           C
                          ------     ------     --------       ------     ------     --------     -------     -------     -------
Net Asset Value,
 Beginning of
 Period...............    $10.01     $10.01     $  10.01       $ 9.97     $ 9.97     $   9.97     $ 10.00     $ 10.00     $ 10.00
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Income from Investment
 Operations:
 Net investment
   income.............      0.28       0.25         0.30         0.57       0.50         0.60        0.52        0.45        0.54
 Net realized and
   unrealized gains on
   investments........      0.09       0.09         0.09         0.04       0.04         0.04       (0.03)      (0.03)      (0.03)
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
 Total from investment
   operations.........      0.37       0.34         0.39         0.61       0.54         0.64        0.49        0.42        0.51
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Less Distributions:
 Dividends from net
   investment
   income.............     (0.28)     (0.25)       (0.30)       (0.57)     (0.50)       (0.60)      (0.52)      (0.45)      (0.54)
 Dividends from
   capital gains:.....      0.00       0.00         0.00         0.00       0.00         0.00        0.00        0.00        0.00
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
 Total
   distributions:.....     (0.28)     (0.25)       (0.30)       (0.57)     (0.50)       (0.60)      (0.52)      (0.45)      (0.54)
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Net Asset Value, End
 of Period............    $10.10     $10.10     $  10.10       $10.01     $10.01     $  10.01     $  9.97     $  9.97     $  9.97
                          ======     ======       ======       ======     ======       ======      ======      ======      ======
Total Return (not
 reflecting sales
 load)................      3.79%      3.45%        3.92%        6.20%      5.40%        6.47%       5.02%       4.32%       5.28%
                          ======     ======       ======       ======     ======       ======      ======      ======      ======
Net Assets End of
 Period (in
 thousands)...........    $  543     $  208     $121,558       $  526     $  176     $109,775     $   247     $   118     $93,807
Ratios to Average Net
 Assets of:
 Expenses net of
   waivers/
   reimbursements.....      0.73%*     1.39%*       0.48%*       0.85%      1.61%        0.61%       0.86%*      1.61%*      0.63%*
 Expenses before
   waivers/
   reimbursements.....      0.73%*     1.39%*       0.48%*       0.85%      1.61%        0.61%       0.89%*      1.64%*      0.66%*
 Net investment
   income.............      5.63%*     4.95%*       5.89%*       5.61%      4.84%        5.88%       5.58%*      4.86%*      5.97%*
Portfolio Turnover
 Rate.................        41%        41%          41%          34%        34%          34%         42%         42%         42%

* Annualized

+ Commencement of Operations.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CENTURA NORTH CAROLINA TAX FREE BOND FUND
                            -----------------------------------------------------------------------------------------------------
                            SIX MONTHS ENDED OCTOBER 31,
                                        1996                             YEAR ENDED                FOR THE PERIOD JUNE 1, 1994+
                                     (UNAUDITED)                        MARCH 31, 1996                THROUGH APRIL 30, 1995
                            -----------------------------       -----------------------------     -------------------------------
                            CLASS      CLASS      CLASS         CLASS      CLASS      CLASS       CLASS        CLASS       CLASS
                              A          B          C             A          B          C           A            B           C
                            ------     ------     -------       ------     ------     -------     -------     -------     -------
Net Asset Value,
 Beginning of Period....    $10.04     $10.04     $ 10.04       $ 9.98     $ 9.98     $  9.98     $ 10.00     $ 10.00     $ 10.00
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Income from Investment
 Operations:
 Net investment
   income...............      0.23       0.20        0.24         0.42       0.34        0.44        0.39        0.32        0.41
 Net realized and
   unrealized gains on
   investments..........      0.07       0.07        0.07         0.13       0.13        0.13       (0.02)      (0.02)      (0.02)
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
 Total from investment
   operations...........      0.30       0.27        0.31         0.55       0.47        0.57        0.37        0.30        0.39
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Less Distributions:
 Dividends from net
   investment income....     (0.23)     (0.20)      (0.24)       (0.42)     (0.34)      (0.44)      (0.39)      (0.32)      (0.41)
 Dividends from capital
   gains:...............      0.00       0.00        0.00        (0.07)     (0.07)      (0.07)       0.00        0.00        0.00
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
 Total distributions:...     (0.23)     (0.20)      (0.24)       (0.49)     (0.41)      (0.51)      (0.39)      (0.32)      (0.41)
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Net Asset Value, End of
 Period.................    $10.11     $10.11     $ 10.11       $10.04     $10.04     $ 10.04     $  9.98     $  9.98     $  9.98
                            ======     ======      ======       ======     ======      ======      ======      ======      ======
Total Return (not
 reflecting sales
 load)..................      2.85%      2.51%       2.98%        5.50%      4.72%       5.78%       3.77%       3.09%       4.08%
                            ======     ======      ======       ======     ======      ======      ======      ======      ======
Net Assets End of Period
 (in thousands).........    $3,851     $  429     $35,696       $3,927     $  393     $37,009     $   429     $   275     $34,885
Ratios to Average Net
 Assets of:
 Expenses net of
   waivers/reimbursements...   0.69%*    1.35%*      0.44%*       0.68%      1.44%       0.44%       0.42%*      0.99%*      0.41%*
 Expenses before
   waivers/reimbursements...   0.69%*    1.35%*      0.44%*       1.04%      1.80%       0.80%       0.92%*      1.49%*      0.91%*
 Net investment
   income...............      4.21%*     3.55%*      4.46%*       3.98%      3.30%       4.32%       4.46%*      3.89%*      4.64%*
Portfolio Turnover
 Rate...................        27%        27%         27%          80%        80%         80%        121%        121%        121%

* Annualized.

+ Commencement of Operations.

                              CENTURA FUNDS, INC.
                                (the "Company")
                               3435 Stelzer Road
                             Columbus, Ohio  43219
               General and Account Information:  (800) 442-3688

--------------------------------------------------------------

                                 Centura Bank
                              Investment Adviser

                           BISYS Fund Services, Inc.
                           Administrator and Sponsor

                       Centura Funds Distributor, Inc. -
                                  Distributor

                      STATEMENT OF ADDITIONAL INFORMATION
                                Class C Shares

      This Statement of Additional Information ("SAI") describes Class C shares of the five funds (the "Funds") advised by Centura Bank (the "Adviser"). The Funds are:

            -     Centura Equity Growth Fund
            -     Centura Equity Income Fund
            -     Centura Federal Securities Income Fund
            -     Centura North Carolina Tax-Free Bond Fund
            -     Centura Southeast Equity Fund

      Each Fund has distinct investment objectives and policies. Shares of the Funds are sold to the public by the Distributor as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of the Adviser or its affiliates.

      The Company is offering an indefinite number of shares of each class of each Fund. In addition to Class C shares, each Fund also offers Class A and Class B shares, subject to a front-end sales charge (unless waived) and Class B shares subject to a contingent deferred sales charge (unless waived) on redemptions within five years of purchase. See "Other Information Capitalization" in the prospectus.

      This SAI is not a prospectus and is authorized for distribution only when preceded or accompanied by the prospectus for the Funds dated _______________, 1997 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and information numbers printed above.

_______________, 1997

                               TABLE OF CONTENTS

Page


      INVESTMENT POLICIES..................................................  1
            Bank Obligations...............................................  1
            Commercial Paper...............................................  1
            Convertible Securities.........................................  1
            Corporate Debt Securities......................................  1
            Repurchase Agreements..........................................  2
            Variable and Floating Rate Demand and Master Demand
            Notes..........................................................  2
            Loans of Portfolio Securities..................................  3
            Foreign Securities.............................................  3
            Forward Foreign Currency Exchange Contracts....................  4
            Interest Rate Futures Contracts................................  4
            Stock Index Futures Contracts..................................  5
            Option Writing and Purchasing..................................  6
            Options on Futures Contracts...................................  7
            Risks of Futures and Options Investments.......................  8
            Limitations on Futures Contracts and Options on Futures
            Contracts......................................................  8
            North Carolina Municipal Obligations...........................  9
            Municipal Lease Obligations....................................  9
            Securities of Other Investment Companies....................... 10

      INVESTMENT RESTRICTIONS.............................................. 10

      MANAGEMENT........................................................... 13
            Directors and Officers......................................... 13
            Investment Adviser............................................. 16
            Distribution of Fund Shares.................................... 17
            Administrative Services........................................ 18
            Service Organizations.......................................... 19

                       DETERMINATION OF NET ASSET VALUE.................... 20

      PORTFOLIO TRANSACTIONS............................................... 20
            Portfolio Turnover............................................. 22

      TAXATION............................................................. 22
            Centura North Carolina Tax-Free Bond Fund...................... 29

      OTHER INFORMATION.................................................... 31
            Capitalization................................................. 31
            Voting Rights.................................................. 32
            Custodian, Transfer Agent and Dividend Disbursing
            Agent.......................................................... 32
            Yield and Performance Information.............................. 33
            Independent Accountants........................................ 35
            Counsel........................................................ 35
            Registration Statement......................................... 35

                              INVESTMENT POLICIES

      The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

      Bank Obligations (All Funds). These obligations include negotiable certificates of deposit and bankers' acceptances. A description of the banks the obligations of which the Funds may purchase are set forth in the Prospectus. A certificate of deposit is a short-term, interest-bearing negotiable certificate issued by a commercial bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.

      Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by a Fund must meet the minimum rating criteria for that Fund.

      Convertible Securities (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

      Corporate  Debt  Securities  (All  Funds).   Fund   investments  in  these
securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

      After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or another rating agency may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

      Repurchase Agreements (All Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

      Variable and Floating Rate Demand and Master Demand Notes (All Funds). The Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

      The Funds may also buy variable rate master demand notes. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Funds have no limitations on the type of issuer from whom the notes will be purchased. However, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated, the Funds may, under their minimum rating standards, invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for other comparable debt obligations.

      Loans of Portfolio Securities (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 5% of the total assets of a particular Fund.

      The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

      Foreign Securities (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

     Since Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values of securities in the Funds' portfolios, from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

      Forward Foreign Currency Exchange Contracts (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

      Interest Rate Futures Contracts (Centura Equity Income Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund). These Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills. For municipal securities, there is the Bond Buyer Municipal Bond Index.

      Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, the Fund could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Fund's portfolio securities declined, the value of the Fund's futures contracts would increase, thereby protecting the Fund by preventing net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

      Stock Index Futures Contracts (Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund). These Funds may enter into stock index futures contracts in order to protect the value of their common stock investments. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. As the aggregate market value of the stocks in the index changes, the value of the index also will change. In the event that the index level rises above the level at which the stock index futures contract was sold, the seller of the stock index futures contract will realize a loss determined by the difference between the purchase level and the index level at the time of expiration of the stock index futures contract, and the purchaser will realize a gain in that amount. In the event the index level falls below the level at which the stock index futures contract was sold, the seller will recognize a gain determined by the difference between the two index levels at the expiration of the stock index futures contract, and the purchaser will realize a loss. Stock index futures contracts expire on a fixed date, currently one to seven months from the date of the contract, and are settled upon expiration of the contract.

      Centura Equity Growth Fund, Centura Equity Income Fund and Centura Southeast Equity Fund will utilize stock index futures contracts only for the purpose of attempting to protect the value of their common stock portfolios in the event of a decline in stock prices and, therefore, usually will be sellers of stock index futures contracts. This risk management strategy is an alternative to selling securities in the portfolio and investing in money market instruments. Also, stock index futures contracts may be purchased to protect a Fund against an increase in prices of stocks which that Fund intends to purchase. If the Fund is unable to invest its cash (or cash equivalents) in stock in an orderly fashion, the Fund could purchase a stock index futures contract which may be used to offset any increase in the price of the stock. However, it is possible that the market may decline instead, resulting in a loss on the stock index futures contract. If the Fund then concludes not to invest in stock at that time, or if the price of the securities to be purchased remains constant or increases, the Fund will realize a loss on the stock index futures contract that is not offset by a reduction in the price of securities purchased. These Funds also may buy or sell stock index futures contracts to close out existing futures positions.

      Option Writing and Purchasing (All Funds). A Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may also purchase put and call options. A Fund will not write covered calls on more than 25% of its portfolio, and a Fund will not write covered calls with strike prices lower than the underlying securities' cost basis on more than 25% of its total portfolio. A Fund may not invest more than 5% of its total assets in option purchases.

      A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

      A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put." When a Fund sells an option, if the underlying securities do not increase (in the case of a call option) or decrease (in the case of a put option) to a price level that would make the exercise of the option profitable to the holder of the option, the option will generally expire without being exercised and the Fund will realize as profit the premium paid for such option. When a call option of which a Fund is the writer is exercised, the option holder purchases the underlying security at the strike price and the Fund does not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities. At the time a Fund writes a put option or a call option on a security it does not hold in its portfolio in the amount required under the option, it will establish and maintain a segregated account with its custodian consisting solely of cash, U.S. Government securities and other liquid high grade debt obligations equal to its liability under the option.

      Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Adviser and verified in appropriate cases. OTC options transactions will be made by a Fund only with recognized U.S. Government securities dealers. OTC options are subject to the Funds' 15% limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

      It may be a Fund's policy, in order to avoid the exercise of an option sold by it, to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying securities. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by the Fund and has the effect of cancelling the Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and the Fund either delivers portfolio securities to the holder of a call option or liquidates securities in its portfolio as a source of funds to purchase securities put to the Fund, the Fund's portfolio turnover rate may increase, resulting in a possible increase in short-term capital gains and a possible decrease in long-term capital gains.

     Options on Futures Contracts (All Funds). A Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade and enter into related closing transactions to attempt to gain additional protection against the effects of interest rate, currency or equity market fluctuations. There can be no assurance that such closing transactions will be available at all times. In return for the premium paid, such an option gives the purchaser the right to assume a position in a futures contract at any time during the option period for a specified exercise price.

      A Fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract.

      The purchase of call options on futures contracts is intended to serve the same purpose as the actual purchase of the futures contracts. A Fund may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested.

      A Fund may write a call option on a futures contract in order to hedge against a decline in the prices of the index or debt securities underlying the futures contracts. If the price of the futures contract at expiration is below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

      The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if market price declines, a Fund would pay more than the market price for the underlying securities or index units. The net cost to that Fund would be reduced, however, by the premium received on the sale of the put, less any transactions costs.

      Risks of Futures and Options Investments (All Funds). A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

     Limitations on Futures Contracts and Options on Futures Contracts (All Funds). Each Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the CFTC, or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's total assets. Futures contracts and related put options written by a Fund will be offset by assets held in a segregated custodial account sufficient to satisfy the Fund's obligations under such contracts and options.

      North Carolina Municipal Obligations (Centura North Carolina Tax-Free Bond
Fund). The ability of this Fund to achieve its investment objective depends on the ability of issuers of North Carolina Municipal Obligations to meet their continuing obligations for the payment of principal and interest.

      North Carolina Municipal Obligations are debt securities issued by the state of North Carolina, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from regular federal and North Carolina income taxes.

      North Carolina municipal bonds are issued for various public purposes, including the construction of housing, pollution abatement facilities, health care and prison facilities, and educational facilities.

      Unlike other types of investments, municipal securities have traditionally not been subject to registration with, or other regulation by, the Securities and Exchange Commission ("SEC"). However, there have been proposals which could lead to future regulations of these securities by the SEC.

      Municipal Lease Obligations (Centura North Carolina Tax-Free Bond Fund). Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local government authorities to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal bonds. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "non-appropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. In order to limit certain of these risks, the Fund will limit its investments in municipal lease obligations that are illiquid, together with all other illiquid securities in its portfolio, to not more than 15% of its assets. The liquidity of municipal lease obligations purchased by the Fund will be determined pursuant to guidelines approved by the Board of Directors. Factors considered in making such determinations may include; the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market; the obligation's rating; and, if the security is unrated, the factors generally considered by a rating agency.

      Securities of Other Investment Companies (All Funds). Each Fund may invest in securities issued by the other investment companies. Each of these Funds currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by any of the Funds; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by Shareholders.

                            INVESTMENT RESTRICTIONS

      The following restrictions are fundamental policies of each Fund, and except as otherwise indicated, may not be changed with respect to a Fund without the approval of a majority of the outstanding voting securities of that Fund which, as defined in the Investment Company Act of 1940 ("1940 Act"), means the lesser of (1) 67% of the shares of such Fund present at a meeting if the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting shares of such Fund.

      Each Fund, except as indicated, may not:

            (1) with respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of such assets in the securities or instruments of any one issuer, except securities or instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

            (2) Borrow money except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes; a Fund will make no purchase if its outstanding borrowings exceed 5% of its total assets;

            (3) Invest in real estate, provided that a Fund may invest in readily marketable securities (except limited partnership interests) of issuers that deal in real estate and securities secured by real estate or interests therein and a Fund may hold and sell real estate (a) used principally for its own office space or (b) acquired as a result of a Fund's ownership of securities;

            (4) Engage in the business of underwriting securities of other issuers, except to the extent that the purchase of securities directly from the issuer (either alone or as one of a group of bidders) or the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

            (5) Make loans, except that a Fund may (a) lend its portfolio securities, (b) enter into repurchase agreements and (c) purchase the types of debt instruments described in the Prospectus or the SAI;

            (6) Purchase securities or instruments which would cause 25% or more of the market value of the Fund's total assets at the time of such purchase to be invested in securities or instruments of one or more issuers having their principal business activities in the same industry, provided that there is no limit with respect to investments in the U.S. Government, its agencies and instrumentalities;

            (7) Issue any senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and provided that collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior  security for purposes of this  restriction;
     or

            (8) Purchase or sell commodity contracts, except that the Fund may invest in futures contracts and in options related to such contracts (for purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities).

      For restriction number 1, above, with respect to Centura North Carolina Tax-Free Bond Fund, the state of North Carolina and each of its political subdivisions, as well as each district, authority, agency or instrumentality of North Carolina or of its political subdivisions will be deemed to be a separate issuer, and all indebtedness of any issuer will be deemed to be a single class of securities. Securities backed only by the assets of a non-governmental user will be deemed to be issued by that user. Restriction number 6, above, will prevent Centura North Carolina Tax-Free Bond Fund from investing 25% or more of its total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry, but this restriction does not apply to any other tax-free Municipal Obligations. For purposes of investment restriction number 6, public utilities are not deemed to be a single industry but are separated by industrial categories, such as telephone or gas utilities. For purposes of restriction number 7, with respect to its futures transactions and writing of options (other than fully covered call options), a Fund will maintain a segregated account for the period of its obligation under such contract or option consisting of cash, U.S. Government securities and other liquid high grade debt obligations in an amount equal to its obligations under such contracts or options.

      The following policies of the Funds are non-fundamental and may be changed by the Board of Directors without shareholder approval. These policies provide that a Fund, except as otherwise specified, may not:

            (a) Invest in companies for the purpose of exercising control or management;

            (b) Knowingly purchase securities of other investment companies, except (i) in connection with a merger, consolidation, acquisition, or reorganization; and (ii) the equity and fixed income funds may invest up to 10% of their net assets in shares of other investment companies;

            (c) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

            (d) Mortgage, pledge, or hypothecate any of its assets, except that a Fund may pledge not more than 15% of the current value of the Fund's total net assets;

            (e) Purchase or retain the securities of any issuer, if those individual officers and Directors of the Company, the Adviser, the Administrator, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

            (f) Invest more than 5% of its net assets in warrants which are unattached to securities; included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

            (g) Write, purchase or sell puts, calls or combinations thereof, except as described in the Prospectus or SAI;

            (h) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation;

            (i) Invest more than 15% of the value of its net assets in investments which are illiquid or not readily marketable (including repurchase agreements having maturities of more than seven calendar days and variable and floating rate demand and master demand notes not requiring receipt of the principal note amount within seven days' notice); or

            (j) Invest in oil, gas or other mineral exploration or development programs, although it may invest in issuers that own or invest in such programs.

                                  MANAGEMENT

Directors and Officers

      The principal occupations of the Directors and executive officers of the Company for the past five years are listed below. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                      POSITION
                                      WITH               PRINCIPAL
NAME, ADDRESS AND AGE                 COMPANY            OCCUPATION

Leslie H. Garner, Jr.                 Director           President,
Cornell College                                          Cornell College
600 First Street West
Mount Vernon, IA  52314-
1098
Age:  45



James H. Speed, Jr.                   Director           Hardee's Food Systems,
1233 Hardee's Blvd.                                      Inc. - Vice President
Rocky Mount, NC  27802                                   Controller (1991 -
Age:  43                                                 present); Deloitte &
                                                         Touche - Senior Audit
                                                         Manager (1979-1991)

Frederick E. Turnage                  Director           Attorney
149 North Franklin St.
Rocky Mount, NC  27804
Age:  60


*Lucy Hancock Bode                    Director           Lobbyist
P.O. Box 6338
Raleigh, NC  27628
Age:  44

*J. Franklin Martin                   Director           President of
LandCraft Properties                                     LandCraft Properties
227 W. Trade Street                                      (1978 - President)
Suite 2730
Charlotte, NC  28202
Age:  51

John J. Pileggi                       President,         Furman Selz LLC -
230 Park Avenue                       Treasurer,         Director (1984-
New York, NY  10169                   and Chief          present)
Age:  37                              Executive
                                      Officer

Joan V. Fiore                         Secretary          Furman Selz LLC -
Age:  40                                                 Managing Director and
                                                         Counsel (1991-present);
                                                         Securities and Exchange
                                                         Commission - Staff
                                                         Attorney (1986-1991)

Sheryl Hirschfeld                     Assistant          Furman Selz LLC -
Age:  35                              Secretary          Director, Corporate
                                                         Secretary Services
                                                         (1994); The Dreyfus
                                                         Corporation - Assistant
                                                         to the Corporate
                                                         Secretary and General
                                                         Counsel (1982-1994)

Gordon M. Forrester                   Assistant          Furman Selz LLC -
Age:  35                              Treasurer          Managing Director,
                                                         Mutual Funds Division
                                                         (1987-present)

      Directors of the Company who are not directors, officers or employees of the Adviser or the Administrator receive from the Company an annual retainer of $2000 and a fee of $500 for each Board of Directors and Board committee meeting of the Company attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Directors who are directors, officers or employees of the Adviser or the Administrator do not receive compensation from the Company. The table below sets forth the compensation received by each Director from the Company for the fiscal year ended April 30, 1996.



                                              Pension or                                  Total
                            Aggregate         Retirement                                  Compensation
Name of                     Compensa-         Benefits Accrued       Estimated Annual     From Registrant
Person,                     tion              As Part of Fund        Benefits Upon        and Fund Complex
Position                    Registrant        Expenses               Retirement           Paid to Directors

Leslie H. Garner, Jr.       $  5,000              -0-                    -0-               $   5,000

James H. Speed, Jr.         $  5,000              -0-                    -0-               $   5,000

Frederick E. Turnage        $  5,000              -0-                    -0-               $   5,000

Lucy Hancock Bode           $  4,000              -0-                    -0-               $   4,000

J. Franklin Martin          $  1,000              -0-                    -0-               $   1,000


      As of January 3, 1997, the Officers and Directors of the Company, as a group, own less than 1% of the outstanding shares of the Funds.

      As of January 3, 1997, the following individuals owned 5% or more of the Class C shares of the Funds:

                           CENTURA EQUITY GROWTH FUND

                                              SHARES OWNED        PERCENTAGE OWNED

Centura Bank                                  3,183,765           30.0%
Cash Account
Attn Trust Operations
P.O. Box 1220
Rocky Mount, N.C.  27802-1220

Centura Bank                                  7,223,520           68.1%
Reinvest Account
Attn Trust Operations
P.O. Box 1220
Rocky Mount, NC  27802-1220


                     CENTURA FEDERAL SECURITIES INCOME FUND

                                               SHARES OWNED       PERCENTAGE OWNED

Centura Bank                                   4,507,518          36.8%
Cash Account
Attn Trust Operations
P.O. Box 1220
Rocky Mount, NC  27802-1220

Centura Bank                                   7,664,553          62.5%
Reinvest Account
Attn Trust Operations
P.O. Box 1220
Rocky Mount, NC  27802-1220



Investment Adviser

      Centura Bank (the  "Adviser")  131 North Church  Street,  Rocky  Mountain,
North Carolina 27802, serves as investment adviser to the Funds. For these services, the Adviser receives from each Fund a fee at an annual rate based on each Fund's average daily net assets. The rates for each Fund are 0.70% for Centura Equity Growth Fund, 0.70% for Centura Equity Income Fund, 0.30% for
Centura Federal Securities Income Fund, 0.35% for Centura North Carolina Tax-Free Bond Fund, and 0.70% for Centura Southeast Equity Fund.

      Under the terms of the Investment Advisory Agreement for the Funds between the Company and the Adviser ("Agreement"), the investment advisory services of the Adviser to the Funds are not exclusive. The Adviser is free to, and does, render investment advisory services to others.

      The Agreement will continue in effect with respect to each Fund for a period more than two years from the date of its execution, only as long as such continuance is approved at least annually (i) by vote of the holders of a majority of the outstanding voting securities of each Fund or by the Board of Directors and (ii) by a majority of the Directors who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party. With respect to all the Funds other than Centura Equity Income Fund and Centura Southeast Equity Fund, the Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such parties, at a meeting called for the purpose of voting on the Agreement, held on April 26, 1994, and by the sole shareholder of the Funds on April 26, 1994. The Agreement was recently re- approved with respect to those Funds at the April 23, 1996 Board of Directors Meeting. With respect to Centura Equity Income Fund and Centura Southeast Equity Fund, respectively, the Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the Agreement or interested persons of any such parties, at meetings called for such purpose held on April 24, 1996 and January 29, 1997, and by the sole shareholder of each such Fund on April 24, 1996 and January 29, 1997. The Agreement may be terminated at any time without penalty by vote of the Directors (with respect to the Company or a Fund) or, with respect to any Fund, by vote of the Directors or the shareholders of that Fund, or by the Adviser, on 60 days written notice by either party to the Agreement and will terminate automatically if assigned.

      For the fiscal year ended April 30, 1996, the Adviser received the following in advisory fees: $802,888 from the Equity Growth Fund, $312,098 from the Federal Securities Income Fund and was entitled to $138,274 from the North Carolina Tax- Free Bond Fund but waived $99,774. For the period June 1, 1994 (commencement of operations) through April 30, 1995, the Adviser received the following in advisory fees: $458,424 from the Equity Growth Fund, $236,139 from the Federal Securities Income Fund and the Adviser was entitled to $98,015 for the North Carolina Tax-Free Bond Fund but waived $83,311.

Distribution of Fund Shares

      Centura Funds Distributor, Inc. (the "Distributor") serves as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

      Service and distribution plans (the "Plans") have been adopted by each of the Funds for Class A shares and Class B shares providing for different rates of fee payment with respect to each of those classes of shares, as described in the Prospectus. No Plan has been adopted for Class C shares.

Administrative Services

      Since the Company's inception, Furman Selz LLC ("Furman Selz") acted as Sponsor and Administrator of the Funds. On June 28, 1996 Furman Selz LLC and BISYS Group, Inc. ("BISYS") announced a definitive agreement providing for Furman Selz to transfer its mutual fund business to BISYS. On January 1, 1997, BISYS became the Sponsor and Administrator of the Funds and provides administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications,
(ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Funds' Adviser, Distributor, custodians, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Directors affiliated with BISYS. For these services, BISYS receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

      BISYS, headquartered in Little Falls, New Jersey, supports more than 5,000 financial institutions and corporate clients through two strategic business units. BISYS Information Services Group provides image and data processing outsourcing, and pricing analysis to more than 600 banks nationwide. BISYS Investment Services Group designs, administers and distributes over 30 families of proprietary mutual funds consisting of more than 365 portfolios, and provides 401(k) marketing support, administration, and recordkeeping services in partnership with banking institutions and investment management companies. At a meeting held on July 24, 1996, the Directors reviewed and approved an Administration Agreement with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, a Transfer Agency Agreement and a Fund Accounting Agreement with BISYS Fund Services, Inc. Both BISYS companies have their principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219.

      For the period ended April 30, 1996, Furman Selz, the Administrator for that fiscal period, was entitled to the following administrative services fees:

                                               FURMAN SELZ   FURMAN SELZ
                                               ENTITLED        WAIVED

Centura Equity Growth Fund                     $172,047
Centura Federal Securities Income Fund          156,049
Centura North Carolina Tax Free
   Bond Fund                                     89,260        $42,761


      For the period ended April 30, 1995, Furman Selz, the Administrator for that fiscal period, was entitled to the following administrative services fees:

                                               FURMAN SELZ   FURMAN SELZ
                                               ENTITLED       WAIVED

Centura Equity Growth Fund                     $105,945        $19,669
Centura Federal Securities Income Fund          117,881         23,780
Centura North Carolina Tax-Free
   Bond Fund                                     45,419         40,371


      For each of the Funds except Centura Equity Income Fund and Centura Southeast Equity Fund, the Administrative Services Contract was approved by the Board of Directors, including a majority of the Directors who are not parties to the Contract or interested persons of such parties, at its meeting held on April 26, 1994 and by the sole shareholder of each of the Funds on April 26, 1994 and was recently re-approved at the April 23, 1996 Board of Directors Meeting. The Administrative Services Contract with respect to Centura Equity Income Fund and Centura Southeast Equity Fund, respectively, was approved by the Board of Directors, including a majority of the Directors who are not parties to the Contract or interested persons of such parties, at meetings held July 24, 1996 and January 29, 1997 and by the sole shareholder of the respective Funds on July 24, 1996 and January 29, 1997. The Administrative Services Contract is terminable with respect to a Fund or the Company without penalty, at any time, by vote of a majority of the Directors or, with respect to a Fund, by vote of the holders of a majority of the shares of the Fund, each upon not more than 60 days written notice to the Administrator, and upon 60 days notice, by the Administrator.

Service Organizations

      The Company may also contract with banks, trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with client orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in client-designating accounts; providing periodic statements showing a client's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a client's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to clients; and providing such other services as the Funds or a client reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither BISYS nor the Adviser will be a Service Organization or receive fees for servicing.

      Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts that might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

      The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Funds might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                       DETERMINATION OF NET ASSET VALUE

      The Funds value their portfolio securities in accordance with the procedures described in the Prospectus.

                            PORTFOLIO TRANSACTIONS

      Investment decisions for the Funds and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

      The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

      Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds, the Adviser or BISYS are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

      The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The advisory fees paid by the Funds are not reduced because the Adviser and its affiliates receive such services.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause a Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. For the period ended April 30, 1996, the Equity Growth Fund paid brokerage commissions in the amount of $192,705. Of this amount, none was paid to any affiliated brokers. For the period ended April 30, 1995, only the Equity Growth Fund paid brokerage commissions, in the amount of $115,342. Of this amount, none was paid to any affiliated brokers.

Portfolio Turnover

      Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate for a Fund normally will not exceed the amount stated in the Funds' Prospectus. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. The portfolio turnover rate for the fiscal period ended April 30, 1996 was 46%, 34%, and 80% for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively. The portfolio turnover rate for the fiscal period ended April 30, 1995 was 44%, 42%, and 121% for the Equity Growth Fund, the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

                                   TAXATION

      The Funds intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must for each taxable year (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, in the case of a Fund, (i) stock or securities; (ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar or related trades or businesses. In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, a Fund generally will not be subject to Federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

      Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be reportable by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net capital gains, if any, designated by the Funds as capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

      Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a stockholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

      Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. In some circumstances, basis adjustments are required in computing gains or loss on dispositions of Fund shares within 90 days after their acquisition where new shares of a regulated investment company are then acquired with a reduced sales load. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

      The taxation of equity options is governed by the Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

      Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

      A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

      Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, forward contracts and similar instruments.

      Certain of the debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

      Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security, including a tax-exempt debt security, having market discount will be treated as taxable income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to stockholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

      A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Funds' PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct (as an itemized deduction) his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

      The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

      The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

     Centura North Carolina Tax-Free Bond Fund. The Fund intends to manage its portfolio so that it will be eligible to pay

"exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to one-half (85% for taxable years beginning after 1993) of their social security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of the Fund, exempt-interest dividends may comprise part or all of an adjustment to alternative minimum taxable income for purposes of the alternative minimum tax and the environmental tax under sections 55 and 59A. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

      To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

      Upon redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

      Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company (such as this Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt- interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

      North Carolina law exempts from income taxation dividends received from a regulated investment company in proportion to the income of the regulated investment company that is attributable to interest on bonds or securities of the U.S. government or any agency or instrumentality thereof or on bonds of the State of North Carolina or any county, municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

      Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Fund, the Adviser and their affiliates, and the Fund's counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

      Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of Centura North Carolina Tax-Free Bond Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of the Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

      Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in Centura North Carolina Tax-Free Bond Fund may be affected. Since the Funds do not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the Funds.

                               OTHER INFORMATION

Capitalization

      The Company is a Maryland corporation established under Articles of Incorporation dated March 1, 1994 and currently consists of five separately managed portfolios, each of which offers three classes of shares. The capitalization of the Company consists solely of seven hundred fifty million

(750,000,000) shares of common stock with a par value of $0.001 per share. The Board of Directors may establish additional Funds (with different investment objectives and fundamental policies), or additional classes of shares, at any time in the future. Establishment and offering of additional Funds or classes will not alter the rights of the Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund or class, each shareholder is entitled to receive his pro rata share of the net assets of that Fund or class.

      Expenses incurred in connection with each Fund's organization and the public offering of its shares have been deferred and are being amortized on a straight-line basis over a period of not less than five years. For the fiscal period ended April 30, 1995 and April 30, 1996, respectively, these expenses totalled $36,856 and $7,386 for the Equity Growth Fund, $48,751 and $9,772 for the Federal Securities Income Fund and $16,251 and $3,257 for the North Carolina Tax Free Bond Fund. Expenses of organizing Centura Equity Income Fund and Centura Southeast Equity Fund will be treated in a similar manner.

Voting Rights

      Under the Articles of Incorporation, the Company is not required to hold annual meetings of each Fund's shareholders to elect Directors or for other purposes. It is not anticipated that the Company will hold shareholders' meetings unless required by law or the Articles of Incorporation. In this regard, the Company will be required to hold a meeting to elect Directors to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Directors have been elected by the shareholders of the Company. In addition, the Articles of Incorporation provide that the holders of not less than a majority of the outstanding shares of the Company may remove persons serving as Director.

      Each Fund may vote separately on items affecting only that Fund, and each class of shares of each Fund may vote separately on matters affecting only that class or affecting that class differently from other classes.

      The Company's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Directors, in which case the holders of the remaining shares would not be able to elect any Directors.

Custodian, Transfer Agent and Dividend Disbursing Agent

      Centura Bank, 131 North Church Street, Rocky Mount, North Carolina 27802, acts as custodian of the Company's assets. For the periods ended April 30, 1995 and April 30, 1996, respectively, the custodian earned fees of $17,188 and $28,109, $19,585 and $24,580 and $10,192 and $12,503 for the Equity Growth Fund,
the Federal Securities Income Fund and the North Carolina Tax-Free Bond Fund, respectively.

      BISYS serves as the Company's transfer agent pursuant to a Service Agreement. For the fiscal year ended April 30, 1996, the Company's prior transfer agent, Furman Selz, earned transfer agent fees of $38,623 for the Equity Growth Fund, $7,326 for the Federal Securities Income Fund and $6,452 for the North Carolina Tax-Free Bond Fund. For the period ended April 30, 1995, Furman Selz earned transfer agent fees of $9,897 for the Equity Growth Fund, $5,034 for the Federal Securities Income Fund and $4,275 for the North Carolina Tax-Free Bond Fund. Pursuant to a Fund Accounting Agreement, each Fund compensates BISYS $2,500 per month for providing fund accounting services for the Funds. For the fiscal year ended April 30, 1996, the Fund's prior fund accounting agent, Furman Selz, earned the following fees for their fund accounting services: $32,848 for the Equity Growth Fund, $33,981 for the Federal Securities Income Fund and $41,369 for the North Carolina Tax-Free Bond Fund. For the period ended April 30, 1995, Furman Selz earned the following fees for their fund accounting services: $29,727 for the Equity Growth Fund, $32,231 for the Federal Securities Income Fund and $34,948 for the North Carolina Tax-Free Bond Fund.

Yield and Performance Information

      The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors.

      Quotations of yield for each class of shares of the Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued with respect to that class during a period ("net investment income"), and will be computed by dividing net investment income for the class by the maximum offering price per share of that class on the last day of the period, according to the following formula:

            YIELD = 2[(a-b + 1)superscript 6-1]
                       ---
                         cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares of the class outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share of the class on the last day of the period.

      The 30-day yield for Class C shares for the period ended April 30, 1996 was as follows: 5.77% for the Federal Securities Income Fund and 4.45% for the North Carolina Tax Free Bond Fund.

      Quotations of tax-equivalent yield for each class of shares of Centura North Carolina Tax-Free Bond Fund will be calculated according to the following formula:

            TAX EQUIVALENT YIELD = ( E )
                                   -----
                                    l-p

            E = tax-exempt yield
            p = stated income tax rate

      Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in each class of shares of a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

            P (1 + T)superscript n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return for the class, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund and class-specific expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

      Quotations of yield and total return will reflect only the performance of a hypothetical investment in a class of shares of the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's (and classes') expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

      In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

      The average annual total return for Class C shares for the fiscal year ended April 30, 1996 was 34.97% for the Equity Growth Fund, 6.47% for the Federal Securities Income Fund and 5.78% for the North Carolina Tax-Free Bond Fund. The average annual total return for Class C shares for the period June 1, 1994 (commencement of operations) through April 30, 1996 was 21.54% for the Equity Growth Fund, 6.13% for the Federal Securities Income Fund and 5.14% for the North Carolina Tax-Free Bond Fund.

      Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund.

      Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor,  with  respect  to the  customer  services  provided  by  the  Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors.

Independent Accountants

      McGladrey & Pullen LLP serves as the independent accountants for the Company. McGladrey & Pullen LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

Counsel

      Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C., 20005, passes upon certain legal matters in connection with the shares offered by the Company and also acts as Counsel to the Company.

Registration Statement

      This SAI and the Prospectus do not contain all the information included in the Company's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

CENTURA FUNDS, INC.
CENTURA EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

                                                                                          MARKET
 SHARES                                                                     COST          VALUE
---------                                                               ------------   ------------
            COMMON STOCKS -- 95.4%
            AEROSPACE -- 7.5%
   80,000   Boeing Co. ..............................................   $  4,077,433   $  6,570,000
  100,000   Precision Castparts Corp. ...............................      2,139,836      4,337,500
                                                                        ------------   ------------
                                                                           6,217,269     10,907,500
                                                                        ------------   ------------
            CHEMICALS -- 7.2%
  220,000   Cabot Corp. .............................................      3,301,090      5,885,000
  125,000   Engelhard Corp. .........................................      2,974,973      3,140,625
   70,000   Mississippi Chemical Corp. ..............................      1,430,625      1,408,750
                                                                        ------------   ------------
                                                                           7,706,688     10,434,375
                                                                        ------------   ------------
            CAPITAL GOODS -- 4.0%
  130,000   Briggs & Stratton Corp. .................................      4,564,798      5,898,750
                                                                        ------------   ------------
            CAPITAL GOODS/TECHNOLOGY -- 7.6%
   51,500   United Technologies Corp. ...............................      4,522,201      5,690,750
  250,000   Lexmark International Group Inc. Class A*................      4,270,964      5,406,250
                                                                        ------------   ------------
                                                                           8,793,165     11,097,000
                                                                        ------------   ------------
            CONSUMER CYCLICALS -- 2.8%
  105,000   Gentex Corp..............................................      2,469,875      4,147,500
                                                                        ------------   ------------
            CONSUMER & INDUSTRIAL PRODUCTS -- 3.5%
   66,000   General Electric Co. ....................................      3,141,520      5,115,000
                                                                        ------------   ------------
            CONSUMER STAPLE PRODUCTS -- 4.3%
  150,000   Millipore Corp. .........................................      4,566,572      6,281,250
                                                                        ------------   ------------
            ELECTRICAL EQUIPMENT -- 3.1%
  100,000   Amp Inc. ................................................      3,847,316      4,475,000
                                                                        ------------   ------------
            ENERGY -- 4.2%
  113,100   Tosco Corp. .............................................      4,075,359      6,050,850
                                                                        ------------   ------------
            ENVIRONMENTAL CONTROL -- 4.8%
   80,000   Molten Metal Technology Corp.*...........................      1,783,250      2,580,000
  141,250   Newpark Resources Inc.*..................................      2,358,663      4,431,719
                                                                        ------------   ------------
                                                                           4,141,913      7,011,719
                                                                        ------------   ------------
            FINANCIAL SERVICES -- 6.4%
  107,000   American Express Company.................................      2,958,922      5,189,500
   60,000   Household International Inc. ............................      2,751,265      4,147,500
                                                                        ------------   ------------
                                                                           5,710,187      9,337,000
                                                                        ------------   ------------
            HEALTHCARE MANAGEMENT -- 3.2%
  100,000   Medaphis Corp.*..........................................      3,348,977      4,612,500
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
APRIL 30, 1996

                                                                                          MARKET
 SHARES                                                                     COST          VALUE
---------                                                               ------------   ------------
            COMMON STOCKS -- (CONTINUED)
            INSURANCE -- 6.7%
   90,000   Jefferson Pilot Corp.....................................   $  3,092,260   $  4,747,500
  150,000   Provident Companies Inc..................................      3,503,250      5,081,250
                                                                        ------------   ------------
                                                                           6,595,510      9,828,750
                                                                        ------------   ------------
            MINING -- 4.8%
  100,000   Potash Corp..............................................      3,246,552      7,050,000
                                                                        ------------   ------------
            PHARMACEUTICALS -- 6.1%
   50,000   Guilford Pharmaceuticals Inc.*...........................      1,066,570      1,275,000
   65,000   Rhone-Poulenc Rorer Inc..................................      3,100,173      4,030,000
   75,000   Watson Pharmaceuticals Inc.*.............................      2,917,500      3,562,500
                                                                        ------------   ------------
                                                                           7,084,243      8,867,500
                                                                        ------------   ------------
            RAW MATERIALS -- 3.9%
  100,000   Nucor Inc................................................      5,994,600      5,625,000
                                                                        ------------   ------------
            RETAIL-SPECIALTY LINE -- 2.5%
   99,000   Autozone Inc.*...........................................      2,333,525      3,613,500
                                                                        ------------   ------------
            TECHNOLOGY -- 8.1%
  100,000   Applied Materials Inc.*..................................      5,061,900      4,000,000
   75,000   Computer Sciences Corp.*.................................      4,469,010      5,550,000
   75,000   Madge Networks N.V.*.....................................      2,115,925      2,212,500
                                                                        ------------   ------------
                                                                          11,646,835     11,762,500
                                                                        ------------   ------------
            TEXTILES -- 3.7%
  200,000   Unifi Inc................................................      4,709,400      5,375,000
                                                                        ------------   ------------
            TRUCKING & LEASING -- 1.0%
  111,000   Celadon Group Inc.*......................................      1,515,552      1,470,750
                                                                        ------------   ------------
            TOTAL COMMON STOCKS......................................    101,709,856    138,961,444
                                                                        ------------   ------------
            U.S. TREASURY BILL -- 2.7%
4,000,000   U.S. Treasury Bill due 5/30/96...........................      3,984,445      3,984,445
                                                                        ------------   ------------
            MONEY MARKET FUNDS -- 4.8%
3,264,880   Financial Square Prime Obligations Portfolio.............      3,264,880      3,264,880
3,635,190   Temp Investment Fund.....................................      3,635,190      3,635,190
                                                                        ------------   ------------
            TOTAL MONEY MARKET FUNDS.................................      6,900,070      6,900,070
                                                                        ------------   ------------
            TOTAL INVESTMENTS -- 102.9%..............................   $112,594,371+  $149,845,959
                                                                        =============
            LIABILITIES IN EXCESS OF CASH AND OTHER
              ASSETS -- (2.9)%.......................................                    (4,197,558)
                                                                                       ------------
            NET ASSETS -- 100.0%.....................................                  $145,648,401
                                                                                       =============

---------------

* Non-income producing securities.
+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA FEDERAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

                                                          PRINCIPAL                       MARKET
                                                            AMOUNT          COST          VALUE
                                                          ----------    ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 21.6%
FEDERAL HOME LOAN BANK -- 4.6%
  7.89%, 12/23/97........................................ $2,000,000    $  2,000,000   $  2,066,640
  7.02%, 07/06/99........................................  3,000,000       2,990,156      3,056,670
                                                                        ------------   ------------
                                                                           4,990,156      5,123,310
                                                                        ------------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.8%
  7.35%, 06/01/05........................................  2,000,000       2,000,000      1,936,960
                                                                        ------------   ------------
FEDERAL FARM CREDIT BANK -- 7.9%
  5.94%, 01/23/01........................................  3,000,000       2,998,125      2,900,279
  5.79%, 03/01/99........................................  1,141,304       1,109,903      1,121,377
  6.04%, 01/19/06........................................  5,000,000       5,036,075      4,664,999
                                                                        ------------   ------------
                                                                           9,144,103      8,686,655
                                                                        ------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
  7.29%, 09/22/99........................................  2,000,000       1,982,692      2,026,060
  7.40%, 07/01/04........................................  3,000,000       3,168,584      3,086,370
  7.47%, 05/03/06........................................  3,000,000       3,000,000      2,962,680
                                                                        ------------   ------------
                                                                           8,151,276      8,075,110
                                                                        ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................                 24,285,535     23,822,035
                                                                        ------------   ------------
U.S. TREASURY NOTES -- 72.6%
  6.125%, 12/31/96.......................................  5,000,000       5,008,486      5,021,000
  6.875%, 04/30/97.......................................  5,000,000       5,044,437      5,057,599
  5.500%, 09/30/97.......................................  5,000,000       4,945,388      4,975,600
  5.250%, 07/31/98.......................................  5,000,000       4,876,626      4,912,400
  7.125%, 10/15/98.......................................  5,000,000       5,039,042      5,112,749
  5.125%, 12/31/98.......................................  5,000,000       4,794,120      4,872,849
  6.375%, 01/15/99.......................................  5,000,000       4,959,223      5,023,350
  7.000%, 04/15/99.......................................  5,000,000       5,011,541      5,103,600
  6.000%, 10/15/99.......................................  5,000,000       4,881,330      4,963,000
  8.500%, 02/15/00.......................................  5,000,000       5,152,629      5,357,899
  7.125%, 02/29/00.......................................  5,000,000       4,977,031      5,127,499
  5.250%, 01/31/01.......................................  2,000,000       1,977,365      1,908,420
  5.750%, 08/15/03.......................................  5,000,000       4,868,700      4,753,850
  7.875%, 11/15/04.......................................  5,000,000       5,345,211      5,377,100
  6.500%, 05/15/05.......................................  5,000,000       5,118,049      4,932,799
  6.500%, 08/15/05.......................................  5,000,000       4,976,562      4,931,000
  5.625%, 02/15/06.......................................  3,000,000       2,832,606      2,780,970
                                                                        ------------   ------------
TOTAL U.S. TREASURY NOTES................................                 79,808,346     80,211,684
                                                                        ------------   ------------
MONEY MARKET FUND -- 4.8%
  Goldman Sachs Institutional Treasury Instrument
    Portfolio............................................  5,327,978       5,327,978      5,327,978
                                                                        ------------   ------------
TOTAL INVESTMENTS -- 99.0%...............................               $109,421,859+  $109,361,697
                                                                        =============
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%...                                 1,115,980
                                                                                       ------------
NET ASSETS -- 100%.......................................                              $110,477,677
                                                                                       =============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

 CREDIT                                                     PRINCIPAL                      MARKET
RATINGS*                                                      AMOUNT         COST           VALUE
--------                                                    ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 96.2%
Aa/AA-     Alamance County UTGO, 5.70%, 05/01/96.........   $  350,000    $   350,000    $   350,014
Aa/AA-     Buncombe County UTGO, Refunding, 5.00%,
             03/01/01....................................    1,000,000      1,013,163      1,020,000
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/03..........    1,000,000      1,004,127        993,750
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/05..........    1,000,000        983,187        982,500
Aaa/AAA    Charlotte UTGO, Refunding, 5.10%, 06/01/09....    1,500,000      1,492,740      1,464,375
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, Refunding,
             5.20%, 01/01/97.............................      200,000        200,261        201,630
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, Refunding,
             6.00%, 01/01/04.............................    1,000,000        996,867      1,058,750
Aaa/AAA    Cleveland County UTGO, (FGIC), Refunding,
             5.10%, 06/01/07.............................    1,000,000      1,000,000        976,250
Aaa/AAA    Concord Utility System, Revenue, (MBIA),
             4.80%, 12/01/03.............................      500,000        500,000        493,125
Aaa/AAA    Concord Utility System, Revenue, (MBIA),
             4.90%, 12/01/04.............................      500,000        500,000        492,500
Aaa/AAA    Cumberland County Civic Center Project, Series
             A, COPS, (AMBAC), 6.20%, 12/01/07...........    1,535,000      1,550,374      1,630,937
Aaa/AAA    Durham County UTGO, 5.40%, 02/01/99...........    1,200,000      1,220,898      1,234,500
Aa1/AAA    Durham City UTGO, 5.00%, 02/01/11.............    1,540,000      1,540,000      1,451,450
Aaa/AAA    Fayetteville Public Works, Series A, Revenue,
             (AMBAC), 5.25%, 03/01/08....................    1,280,000      1,274,326      1,252,800
Aa1/AAA    Forsyth County Public Improvement UTGO, 4.75%,
             02/01/10....................................    1,000,000        994,920        930,000
Aa1/AAA    Forsyth County Public Improvement UTGO, 4.75%,
             02/01/11....................................    1,000,000        968,770        917,500
Aaa/AAA    Gaston County UTGO, (MBIA),
             5.70%, 03/01/04.............................      850,000        863,318        892,500
Aaa/AAA    Gaston County UTGO, (MBIA),
             5.70%, 03/01/05.............................    1,000,000      1,031,465      1,046,250
Aaa/AAA    Gastonia UTGO, (FGIC), 5.20%, 04/01/01........      700,000        699,260        717,500
Aa1/AAA    Greensboro Public Improvement, Series B, UTGO,
             5.40%, 04/01/04.............................    1,000,000        996,460      1,027,500
Aa1/AA+    Guilford County UTGO, Refunding, 4.90%,
             04/01/01....................................    1,000,000      1,021,793      1,013,750
Aaa/AAA    Mecklenberg County GO, 4.70%, 03/01/00........    1,000,000      1,010,462      1,010,000
Aaa/AAA    Mecklenberg County GO, 4.70%, 03/01/02........    1,000,000      1,004,998      1,005,000
Aa/A+      New Hanover County Solid Waste UTGO,
             Refunding, 4.80%, 09/01/07..................    1,000,000        949,953        952,500
Aaa/AAA    North Carolina Municipal Power Agency #1,
             Catawba Electric Revenue, (MBIA) (IBC),
             Refunding, 5.25%, 01/01/09..................    1,500,000      1,415,610      1,481,250
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/02.......................    1,000,000        988,610      1,001,250
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/04.......................      950,000        947,005        938,125
A1/A+      Onslow County UTGO, 5.60%, 03/01/05...........    1,000,000      1,020,802      1,032,500

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
CENTURA NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1996

 CREDIT                                                     PRINCIPAL                      MARKET
RATINGS*                                                      AMOUNT         COST           VALUE
--------                                                    ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (CONTINUED)
Aa1/AA+    Orange County UTGO, Refunding, 5.10%,
             06/01/03....................................   $1,050,000    $ 1,052,995    $ 1,074,937
Aa/AA-     Pitt County UTGO, Refunding,
             5.10%, 02/01/06.............................    1,000,000      1,011,468      1,000,000
Aaa/AAA    Raleigh UTGO, Refunding, 6.40%, 03/01/02......    1,250,000      1,351,077      1,354,688
Aa/AA      University of North Carolina, Utility System
             Revenue, Refunding, 5.00%, 08/01/09.........    1,460,000      1,432,263      1,388,825
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.35%, 02/15/02...........    1,000,000      1,000,000        981,250
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.45%, 02/15/03...........    1,000,000      1,000,000        978,750
Aaa/AAA    Wake County UTGO, Refunding, 4.50%, 02/01/06..    2,000,000      2,000,000      1,922,500
Aaa/AAA    Wake County Hospital Revenue, (MBIA),
             4.50%, 10/01/03.............................    1,200,000      1,124,517      1,165,500
A/A        Wilkes County UTGO, Refunding, 5.20%,
             06/01/05....................................    1,275,000      1,275,000      1,271,813
Aa/AA+     Winston-Salem Water & Sewer System, Revenue,
             6.30%, 06/01/06.............................    1,000,000      1,084,894      1,078,750
                                                                          -----------    -----------
           TOTAL MUNICIPAL OBLIGATIONS...................                  39,871,583     39,785,219
                                                                          -----------    -----------
           MONEY MARKET FUNDS -- 4.8%
           Institutional Liquid Assets Tax Exempt Fund...      968,472        968,472        968,472
           North Carolina Municipal Money Market Fund....    1,003,140      1,003,140      1,003,140
                                                                          -----------    -----------
           TOTAL MONEY MARKET FUNDS......................                   1,971,612      1,971,612
                                                                          -----------    -----------
           TOTAL INVESTMENTS -- 101.0%...................                 $41,843,195+   $41,756,831
                                                                          ============
           LIABILITIES IN EXCESS OF CASH AND OTHER
             ASSETS -- (1.0)%............................                                   (427,611)
                                                                                         -----------
           NET ASSETS -- 100.0%..........................                                $41,329,220
                                                                                         ============

---------------

* See page 8 for Credit Ratings.

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FOOTNOTES TO PORTFOLIOS
APRIL 30, 1996

* Credit Ratings (unaudited) given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

      MOODY'S   STANDARD & POOR'S
      -------   -----------------
       Aaa         AAA                Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
       Aa           AA                Instrument judged to be of high quality by all standards.
        A           A-                Instrument judged to be adequate by all standards.
       NR           NR                Not Rated. In the opinion of the Investment Adviser,
                                      instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Moody's applies numerical modifiers to designate relative standing within the generic ratings categories. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THE PORTFOLIOS:

AMBAC.......................  American Municipal Bond Assurance Corporation
COPS........................  Certificates of Participation
FGIC........................  Financial Guaranty Insurance Corporation
GO..........................  General Obligation
MBIA........................  Municipal Bond Insurance Association
UTGO........................  Unlimited Tax General Obligation

Investment percentages shown are calculated as a percentage of net assets. Institutions shown in parenthesis have entered into credit support agreement with the issuer.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1996

                                                                   CENTURA              CENTURA
                                                 CENTURA           FEDERAL               NORTH
                                                 EQUITY           SECURITIES            CAROLINA
                                                 GROWTH             INCOME              TAX-FREE
                                                  FUND               FUND              BOND FUND
                                              -------------   ------------------   ------------------
ASSETS:
Investments in securities, at value
  (identified cost -- $112,594,371,
  $109,421,859, and $41,843,195,
  respectively) (Note 2a)...................  $149,845,959       $109,361,697         $ 41,756,831
Cash........................................            --                 --               86,176
Dividends and interest receivable...........        81,325          1,709,793              545,787
Receivable for Fund shares sold.............       102,487                443                   --
Unamortized organization cost (Note 2e).....        22,730             30,061               10,021
Other assets................................        12,500                 --                   --
                                              -------------   ------------------   ------------------
    Total Assets............................   150,065,001        111,101,994           42,398,815
                                              -------------   ------------------   ------------------
LIABILITIES:
Payable for investments purchased...........     4,134,300                 --            1,013,094
Payable for Fund shares purchased...........            69                 --                  100
Payable to custodian for Fund
  disbursements.............................       106,428            510,847                   --
Investment advisory fee payable.............        81,371             27,184               17,500
Administration fee payable..................        17,437             13,592               16,500
Transfer agency fee payable.................         8,535              1,719                1,695
12B-1 Distribution fee payable..............         5,886                274                  995
Accrued expenses and other expenses.........        62,574             70,701               19,711
                                              -------------   ------------------   ------------------
    Total Liabilities.......................     4,416,600            624,317            1,069,595
                                              -------------   ------------------   ------------------
NET ASSETS..................................  $145,648,401       $110,477,677         $ 41,329,220
                                              ==============  =================    ===================
NET ASSETS:
  Shares of beneficial interest outstanding
    (par value $.001 per share)
    450,000,000 shares authorized (Note
    9)......................................  $     10,180       $     11,040         $      4,118
  Additional paid-in capital................   105,460,769        110,487,788           41,049,883
  Accumulated net realized capital
    gain/(loss) on investments..............     2,925,864             39,011              361,583
  Net unrealized appreciation (depreciation)
    on investments (Note 7).................    37,251,588            (60,162)             (86,364)
                                              -------------   ------------------   ------------------
                                              $145,648,401       $110,477,677         $ 41,329,220
                                              ==============  =================    ===================
CLASS A:
  Net Assets................................  $  5,740,390       $    526,374         $  3,927,049
  Shares Outstanding........................       401,069             52,606              391,286
  Net Asset Value Per Share.................        $14.31             $10.01               $10.04
                                                   =======          =========            =========

  Maximum Offering Price Per Share
    ($14.31/.955, $10.01/.9725 and
    $10.04/.9725, respectively).............        $14.98             $10.29               $10.32
                                                   =======          =========            =========

CLASS B:
  Net Assets................................  $  6,193,920       $    176,326         $    392,677
  Shares Outstanding........................       434,840             17,625               39,131
  Net Asset Value Per Share.................        $14.24             $10.01               $10.04
                                                   =======          =========            =========
CLASS C:
  Net Assets................................  $133,714,091       $109,774,977         $ 37,009,494
  Shares Outstanding........................     9,344,335         10,969,624            3,687,751
  Net Asset Value Per Share.................        $14.31             $10.01               $10.04
                                                   =======          =========            =========


See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1996

                                                                                 CENTURA
                                                      CENTURA       CENTURA       NORTH
                                                      EQUITY        FEDERAL      CAROLINA
                                                      GROWTH      SECURITIES     TAX-FREE
                                                       FUND       INCOME FUND   BOND FUND
                                                    -----------   -----------   ----------
INVESTMENT INCOME:
  Interest........................................  $   447,689   $6,743,376    $1,877,603
  Dividends.......................................    1,362,901           --            --
                                                    -----------   -----------   ----------
     Total income.................................    1,810,590    6,743,376     1,877,603
                                                    -----------   -----------   ----------
EXPENSES:
  Advisory (Note 3)...............................      802,888      312,098       138,274
  Administrative services (Note 4)................      172,047      156,049        59,260
  Fund accounting (Note 5)........................       32,848       33,981        41,369
  Registration....................................       13,842        9,917         5,297
  Custodian (Note 5)..............................       28,109       24,580        12,503
  Reports to shareholders.........................       22,666        8,799         7,872
  Audit...........................................       12,872       15,500         6,205
  Shareholder services (Note 5)...................       38,623        7,326         6,452
  Directors fees & expenses.......................        7,920        7,920         7,920
  Legal...........................................       13,754       12,851         4,910
  Insurance.......................................        8,569        9,611         3,623
  Amortization of organization expenses...........        7,386        9,772         3,257
  12B-1 Distribution fee-class A (Note 5).........        7,215          888         5,259
  12B-1 Distribution fee-class B (Note 5).........       33,942        1,696         3,168
  Miscellaneous...................................       24,609       29,253        19,510
                                                    -----------   -----------   ----------
     Total expenses before waivers................    1,227,290      640,241       324,879
     Less: Expenses waived by
       Adviser/Administrator (Notes 3 and 4)......           --           --      (142,535)
                                                    -----------   -----------   ----------
  Net expenses....................................    1,227,290      640,241       182,344
                                                    -----------   -----------   ----------
Net investment income (Note 2d)...................      583,300    6,103,135     1,695,259
                                                    -----------   -----------   ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
  Net realized gain on investments................    5,486,387      304,345       792,820
  Net change in unrealized
     appreciation/(depreciation) on
     investments (Note 7).........................   28,573,774     (266,951)     (318,669)
                                                    -----------   -----------   ----------
  Net realized and unrealized gains on
     investments..................................   34,060,161       37,394       474,151
                                                    -----------   -----------   ----------
Net increase in net assets resulting
  from operations.................................  $34,643,461   $6,140,529    $2,169,410
                                                     ==========   ==========     =========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              CENTURA FEDERAL SECURITIES
                                            CENTURA EQUITY GROWTH FUND                INCOME FUND
                                          -------------------------------   -------------------------------
                                                           FOR THE PERIOD                    FOR THE PERIOD
                                           FOR THE YEAR    JUNE 1, 1994*     FOR THE YEAR    JUNE 1, 1994*
                                              ENDED           THROUGH           ENDED           THROUGH
                                          APRIL 30, 1996   APRIL 30, 1995   APRIL 30, 1996   APRIL 30, 1995
                                          --------------   --------------   --------------   --------------
INCREASE IN NET ASSETS:
  Net investment income..................  $    583,300     $    515,377     $  6,103,135     $  4,728,278
  Net realized gain/(loss) on
    investments..........................     5,486,387       (2,101,969)         304,345         (265,334)
  Net change in unrealized appreciation/
    (depreciation) on investments........    28,573,774        8,677,814         (266,951)         206,789
                                           ------------      -----------     ------------     ------------
Net increase in net assets resulting from
  operations.............................    34,643,461        7,091,222        6,140,529        4,669,733
                                           ------------      -----------     ------------     ------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Class A..............................        (9,804)          (4,155)         (19,788)          (9,413)
    Class B..............................        (1,144)          (2,648)          (8,208)          (2,099)
    Class C..............................      (572,220)        (508,706)      (6,075,139)      (4,716,766)
                                           ------------      -----------     ------------     ------------
  Total distributions from net
    investment income (Note 2d)..........      (583,168)        (515,509)      (6,103,135)      (4,728,278)
                                           ------------      -----------     ------------     ------------
DISTRIBUTIONS FROM CAPITAL GAINS:
    Class A..............................       (12,445)              --               --               --
    Class B..............................       (14,106)              --               --               --
    Class C..............................      (432,003)              --               --               --
                                           ------------      -----------     ------------     ------------
  Total distributions from capital
    gains................................      (458,554)              --               --               --
                                           ------------      -----------     ------------     ------------
Total Distributions......................    (1,041,722)        (515,509)      (6,103,135)      (4,728,278)
                                           ------------      -----------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A..............................     3,996,812        1,039,671          296,512          247,553
    Class B..............................     3,972,644        1,363,221          112,249          104,640
    Class C..............................    34,342,658       87,017,254       28,545,692      102,532,024
                                           ------------      -----------     ------------     ------------
  Total proceeds from sales of shares....    42,312,114       89,420,146       28,954,453      102,884,217
                                           ------------      -----------     ------------     ------------
  Proceeds of shares issued in
    reinvestment of dividends:
    Class A..............................        22,225            4,155           19,767            9,387
    Class B..............................        15,094            2,648            8,047            2,097
    Class C..............................       712,210          398,366        3,621,321        2,763,205
                                           ------------      -----------     ------------     ------------
  Total proceeds of shares issued in
    reinvestment of dividends............       749,529          405,169        3,649,135        2,774,689
                                           ------------      -----------     ------------     ------------
  Cost of shares redeemed:
    Class A..............................      (127,873)        (171,707)         (31,434)         (21,587)
    Class B..............................      (168,362)        (127,493)         (61,464)              --
    Class C..............................   (17,052,874)      (9,801,033)     (16,242,864)     (11,439,650)
                                           ------------      -----------     ------------     ------------
  Total cost of shares redeemed..........   (17,349,109)     (10,100,233)     (16,335,762)     (11,461,237)
                                           ------------      -----------     ------------     ------------
Net increase in net assets from
  capital share transactions (Note 8)....    25,712,534       79,725,082       16,267,826       94,197,669
                                           ------------      -----------     ------------     ------------
  Total increase in net assets...........    59,314,273       86,300,795       16,305,220       94,139,124
NET ASSETS:
  Beginning of period....................    86,334,128           33,333       94,172,457           33,333
                                           ------------      -----------     ------------     ------------
  End of period+.........................  $145,648,401     $ 86,334,128     $110,477,677     $ 94,172,457
                                           ============      ===========     ============     ============

* Fund commenced investment operations on June 1, 1994.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                CENTURA
                                                                             NORTH CAROLINA
                                                                           TAX-FREE BOND FUND
                                                                    --------------------------------
                                                                                      FOR THE PERIOD
                                                                     FOR THE YEAR     JUNE 1, 1994*
                                                                        ENDED            THROUGH
                                                                    APRIL 30, 1996    APRIL 30, 1995
                                                                    --------------    --------------
INCREASE IN NET ASSETS:
  Net investment income..........................................    $  1,695,259      $  1,299,735
  Net realized gain/(loss) on investments........................         792,820          (137,684)
  Net change in unrealized appreciation/(depreciation) on
    investments..................................................        (318,669)          232,305
                                                                      -----------       -----------
Net increase in net assets resulting
  from operations................................................       2,169,410         1,394,356
                                                                      -----------       -----------
DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Class A......................................................         (82,525)          (18,457)
    Class B......................................................         (10,750)           (8,666)
    Class C......................................................      (1,601,984)       (1,272,612)
                                                                      -----------       -----------
  Total distributions from net
    investment income (Note 2d)..................................      (1,695,259)       (1,299,735)
                                                                      -----------       -----------
DISTRIBUTIONS FROM CAPITAL GAINS:
    Class A......................................................         (17,195)               --
    Class B......................................................          (2,298)               --
    Class C......................................................        (274,060)               --
                                                                      -----------       -----------
  Total distributions from capital gains.........................        (293,553)               --
                                                                      -----------       -----------
Total Distributions..............................................      (1,988,812)       (1,299,735)
                                                                      -----------       -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A......................................................       3,531,762           759,168
    Class B......................................................         231,490           280,551
    Class C......................................................      12,172,633        43,283,109
                                                                      -----------       -----------
  Total proceeds from sales of shares............................      15,935,885        44,322,828
                                                                      -----------       -----------
  Proceeds of shares issued in
    reinvestment of dividends:
    Class A......................................................         100,014            16,577
    Class B......................................................           9,265             2,959
    Class C......................................................          45,725            53,208
                                                                      -----------       -----------
  Total proceeds of shares issued in
    reinvestment of dividends....................................         155,004            72,744
                                                                      -----------       -----------
  Cost of shares redeemed:
    Class A......................................................         (94,372)         (351,699)
    Class B......................................................        (122,233)          (20,586)
    Class C......................................................     (10,314,437)       (8,562,467)
                                                                      -----------       -----------
  Total cost of shares redeemed..................................     (10,531,042)       (8,934,752)
                                                                      -----------       -----------
Net increase in net assets from
  capital share transactions (Note 8)............................       5,559,847        35,460,820
                                                                      -----------       -----------
  Total increase in net assets...................................       5,740,445        35,555,441
NET ASSETS:
  Beginning of period............................................      35,588,775            33,334
                                                                      -----------       -----------
  End of period..................................................    $ 41,329,220      $ 35,588,775
                                                                      ===========       ===========

* Fund commenced investment operations on June 1, 1994.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1996

     1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of three separate investment portfolios:
Centura Equity Growth Fund, Centura Federal Securities Income Fund, and Centura North Carolina Tax-Free Bond Fund (collectively, the "Funds"). The Funds commenced operations on June 1, 1994, and prior to that date had no operations other than organization matters.

     The Centura Equity Growth Fund seeks to achieve its investment objective of long-term capital appreciation by investing in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock.

     The Centura Federal Securities Fund seeks to achieve its investment objective of providing relatively high current income consistent with relative stability of principal and safety by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities.

     The Centura North Carolina Tax-Free Bond Fund seeks to achieve its investment objective of providing relatively high current income that is free of both Federal and North Carolina personal income tax together with relative safety of principal by investing primarily in a portfolio of high quality municipal securities.

     The Funds each have three classes of shares known as Class A, Class B and Class C. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Centura Equity Growth Fund, 2.75% for the Centura Federal Securities Income Fund and 2.75% for the Centura North Carolina Tax-Free Bond Fund. Class B shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 4.50% for Centura Equity Growth Fund and 2.75% for each of the other Funds to a minimum in the fifth year after purchase of 0.90% for Centura Equity Growth Fund and 0.55% for each of the other Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. The CDSC is waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. The front-end sales charge is not applied to certain categories of investors in Class A shares. Class C shares are offered to accounts managed by the Adviser's Trust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or contingent deferred sales charge imposed on this Class.

     2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies followed by the Funds:

     a. Security Valuation Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

     c. Federal Income Taxes Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     d. Dividends To Shareholders Centura Equity Growth Fund declares and pays dividends of substantially all of its net investment income monthly. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

     e. Organization Expenses Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations.

     f. Determination of Net Asset Value and Allocation of Expenses Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

     g. Use of Estimates Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     3. ADVISER -- Centura Bank is the Fund's Adviser.

     Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

    Centura Equity Growth Fund, 0.70% of average daily net assets
    Centura Federal Securities Income Fund, 0.30% of average daily net assets Centura North Carolina Tax-Free Bond Fund, 0.35% of average daily net assets

     For the year ended April 30, 1996, Centura Bank was entitled to and voluntarily waived advisory fees as listed below:

                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $802,888         --
Centura Federal Securities Income Fund............................    312,098         --
Centura North Carolina Tax-Free Bond Fund.........................    138,274    $99,774

     4. ADMINISTRATOR -- The Funds have entered into Administrative Services Contracts with Furman Selz LLC ("Furman Selz"). Furman Selz provides management and administrative services necessary for the operations of the Funds, furnishes office space and facilities required to conduct the business of the Funds and pays the compensation of the Company's officers affiliated with Furman Selz. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

     For the year ended April 30, 1996, Furman Selz was entitled to administrative services fees as listed below:

                                                                      FURMAN     FURMAN
                                                                       SELZ       SELZ
                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $172,047         --
Centura Federal Securities Income Fund............................    156,049         --
Centura North Carolina Tax-Free Bond Fund.........................     59,260    $42,761

     5. OTHER TRANSACTIONS WITH AFFILIATES -- Furman Selz is transfer agent for the Funds. Under a Transfer Agency Agreement, Furman Selz provides personnel and facilities to perform shareholder servicing and transfer agency related services. Furman Selz receives a per

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the year ended April 30, 1996, Furman Selz earned transfer agent fees and out-of-pocket expenses of $38,623, $7,326 and $6,452 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     Furman Selz also provides fund accounting services to the Funds. The Funds each pay $2,500 per month to Furman Selz for performing fund accounting. Furman Selz is also reimbursed for out of pocket expenses relating to fund accounting. For the year ended April 30, 1996, Furman Selz earned $32,848 for the Equity Growth Fund, $33,981 for the Federal Securities Income Fund and $41,369 for the North Carolina Tax-Free Bond Fund.

     Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, Furman Selz, and was formed specifically to distribute the Funds. (See "The Administrator".)

     Each of the Funds has adopted a service and distribution plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

     CLASS A PLAN. The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has undertaken to limit 12b-1 fees for Class A shares to 0.25%. For the year ended April 30, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class A of $7,215, $888 and $5,259 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. In addition, the Distributor also retains a portion of the front-end sales charge.

     CLASS B PLAN. The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. For the year ended April 30, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class B of $33,942, $1,696 and $3,168 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

     Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the year

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

ended April 30, 1996, Centura Bank earned custodian fees and out-of-pocket expenses of $28,109, $24,580 and $12,503 for the Equity Growth Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     6. CONCENTRATION OF CREDIT RISK -- The Centura North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of North Carolina.

     7. SECURITY TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended April 30, 1996, were as follows:

                                                                            U.S. GOVERNMENT
                                       COMMON STOCKS AND BONDS                OBLIGATIONS
                                     ----------------------------    ------------------------------
                                       COST OF      PROCEEDS FROM       COST OF       PROCEEDS FROM
                                     SECURITIES      SECURITIES       SECURITIES       SECURITIES
                                      PURCHASED         SOLD           PURCHASED          SOLD
                                     -----------    -------------    -------------    -------------
Centura Equity Growth Fund........   $72,011,207     $48,687,615                --              --
Centura Federal Securities Income
  Fund............................            --              --      $ 45,355,781     $34,414,547
Centura North Carolina Tax-Free
  Bond Fund.......................    35,280,510      30,592,407                --              --

     Unrealized appreciation and depreciation at April 30, 1996, based on cost of securities for Federal income tax purposes is as follows:

                                                                                      NET
                                                    GROSS           GROSS          UNREALIZED
                                                  UNREALIZED      UNREALIZED     APPRECIATION/
                                                 APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                 ------------    ------------    --------------
Centura Equity Growth Fund....................   $ 38,749,765    $ (1,498,177)    $ 37,251,588
Centura Federal Securities Income Fund........      1,057,575      (1,117,737)         (60,162)
Centura North Carolina Tax-Free Bond Fund.....        416,579        (502,943)         (86,364)

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
APRIL 30, 1996

     8. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 450 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the year ended April 30, 1996, and the period ended April 30, 1995, respectively were as follows:


                                          CENTURA EQUITY GROWTH FUND       CENTURA EQUITY GROWTH FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                                                 JUNE 1, 1994*
                                                FOR YEAR ENDED                      THROUGH
                                                APRIL 30, 1996                   APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  90,488    127,357    7,847,477     1,111     1,111        1,111
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  318,467   319,526    2,792,574   106,840   138,458    8,813,192
Shares issued in reinvestment of
  dividends from net investment
  income..............................   1,775      1,215       57,537       413       318       39,707
Shares redeemed.......................  (9,661)   (13,258)  (1,353,253)  (17,876)  (12,530)  (1,006,533)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  310,581   307,483    1,496,858    89,377   126,246    7,846,366
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  401,069   434,840    9,344,335    90,488   127,357    7,847,477
                                        ========  ========  ==========   ========  ========  ==========


                                          CENTURA FEDERAL SECURITIES       CENTURA FEDERAL SECURITIES
                                                 INCOME FUND                      INCOME FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                                                 JUNE 1, 1994*
                                                FOR YEAR ENDED                      THROUGH
                                                APRIL 30, 1996                   APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  24,778     11,869    9,409,781     1,111     1,111        1,111
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  28,969     10,998    2,798,588    24,889    10,545   10,288,015
Shares issued in reinvestment of
  dividends from net investment
  income..............................   1,936        788      354,575       951       213      279,771
Shares redeemed.......................  (3,077)    (6,030)  (1,593,320)   (2,173)        0   (1,159,116)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  27,828      5,756    1,559,843    23,667    10,758    9,408,670
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  52,606     17,625   10,969,624    24,778    11,869    9,409,781
                                        ========  ========  ==========   ========  ========  ==========


                                            CENTURA NORTH CAROLINA           CENTURA NORTH CAROLINA
                                              TAX-FREE BOND FUND               TAX-FREE BOND FUND
                                        ------------------------------   ------------------------------
                                                                                 FOR THE PERIOD
                                                                                 JUNE 1, 1994*
                                                FOR YEAR ENDED                      THROUGH
                                                APRIL 30, 1996                   APRIL 30, 1995
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  42,947     27,561    3,495,234     1,111     1,111        1,112
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  347,776    22,572    1,197,604    76,112    28,313    4,357,097
Shares issued in reinvestment of
  dividends from net investment
  income..............................   9,761        904        4,473     1,686       302        5,402
Shares redeemed.......................  (9,198)   (11,906)  (1,009,560)  (35,962)   (2,165)    (868,377)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  348,339    11,570      192,517    41,836    26,450    3,494,122
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  391,286    39,131    3,687,751    42,947    27,561    3,495,234
                                        ========  ========  ==========   ========  ========  ==========

* Fund commenced investment operations on June 1, 1994.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                       CENTURA                                                    CENTURA
                                    EQUITY GROWTH                                           FEDERAL SECURITIES
                                        FUND                                                    INCOME FUND
               -------------------------------------------------------    -------------------------------------------------------
                        FOR THE                       FOR THE                      FOR THE                       FOR THE
                       YEAR ENDED                  PERIOD ENDED                   YEAR ENDED                  PERIOD ENDED
                     APRIL 30, 1996               APRIL 30, 1995                APRIL 30, 1996               APRIL 30, 1995
               --------------------------    -------------------------    --------------------------    -------------------------
               CLASS    CLASS     CLASS      CLASS    CLASS               CLASS    CLASS     CLASS      CLASS    CLASS
                 A        B         C          A        B      CLASS C      A        B         C          A        B      CLASS C
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Net Asset
 Value,
 Beginning of
 Period....... $10.70   $10.69   $  10.70    $10.00   $10.00   $ 10.00    $ 9.97   $ 9.97   $   9.97    $10.00   $10.00   $ 10.00
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Income from
 Investment
 Operations:
 Net
   Investment
   Income/(Loss).0.03    (0.06)      0.07      0.06     0.03      0.07      0.57     0.50       0.60      0.52     0.45      0.54
 Net Realized
   and
   Unrealized
   Gain/(Loss)
   on
 Securities...   3.67     3.65       3.65      0.70     0.69      0.70      0.04     0.04       0.04     (0.03)   (0.03)    (0.03)
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
 Total from
   Investment
 Operations...   3.70     3.59       3.72      0.76     0.72      0.77      0.61     0.54       0.64      0.49     0.42      0.51
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
Less
Distributions:
 Dividends
   from Net
   Investment
   Income.....  (0.05)   (0.00)     (0.07)    (0.06)   (0.03)    (0.07)    (0.57)   (0.50)     (0.60)    (0.52)   (0.45)    (0.54)
 Distributions
   from
   Capital
   Gains......  (0.04)   (0.04)     (0.04)       --       --        --        --       --         --        --       --        --
               ------   ------   --------    ------   ------   -------    ------   ------   --------    ------   ------   -------
 Total
 Distributions. (0.09)   (0.04)     (0.11)    (0.06)   (0.03)    (0.07)    (0.57)   (0.50)     (0.60)    (0.52)   (0.45)    (0.54)
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Net Asset
 Value, End of
 Period....... $14.31   $14.24   $  14.31    $10.70   $10.69   $ 10.70    $10.01   $10.01   $  10.01    $ 9.97   $ 9.97   $  9.97
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Total Return
 (not
 reflecting
 sales
 load)........  34.72%   33.73%     34.97%     7.64%    7.23%     7.71%     6.20%    5.40%      6.47%     5.02%    4.32%     5.28%
               =======  =======  =========   =======  =======  ========   =======  =======  =========   =======  =======  ========
Ratios/Supplemental
 Data:
 Net Assets,
   End of
   Period
   (000's).... $5,740   $6,194   $133,714    $  968   $1,362   $84,004    $  526   $  176   $109,775    $  247   $  118   $93,807
 Ratio of
   Expenses to
   Average Net
   Assets*....   1.26%    2.02%      1.04%     1.29%    2.03%     1.04%     0.85%    1.61%      0.61%     0.86%    1.61%     0.63%
 Ratios of
   Expenses
   before
   Waivers/Reimbursements
   to Average
   Net
   Assets*....   1.26%    2.02%      1.04%     1.32%    2.06%     1.07%     0.85%    1.61%      0.61%     0.89%    1.64%     0.66%
 Ratio of Net
   Investment
   Income to
   Average Net
   Assets*....   0.27%   (0.48)%     0.55%     0.63%    0.00%     0.79%     5.61%    4.84%      5.88%     5.58%    4.86%     5.97%
Portfolio
 Turnover
 Rate.........     46%      46%        46%       44%      44%       44%       34%      34%        34%       42%      42%       42%

* Annualized

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                        CENTURA
                                                                                    NORTH CAROLINA
                                                                                  TAX-FREE BOND FUND
                                                      ---------------------------------------------------------------------------
                                                                   FOR THE                                   FOR THE
                                                                 YEAR ENDED                               PERIOD ENDED
                                                               APRIL 30, 1996                            APRIL 30, 1995
                                                      ---------------------------------         ---------------------------------
                                                      CLASS        CLASS                        CLASS        CLASS
                                                        A            B          CLASS C           A            B          CLASS C
                                                      ------       ------       -------         ------       ------       -------
Net Asset Value, Beginning of Period............      $ 9.98       $ 9.98       $  9.98         $10.00       $10.00       $ 10.00
                                                      ------       ------       -------         ------       ------       -------
Income from Investment Operations:
 Net Investment Income/(Loss)...................        0.42         0.34          0.44           0.39         0.32          0.41
 Net Realized and Unrealized Gain/(Loss) on
   Securities...................................        0.13         0.13          0.13          (0.02)       (0.02)        (0.02)
                                                      ------       ------       -------         ------       ------       -------
 Total from Investment Operations...............        0.55         0.47          0.57           0.37         0.30          0.39
                                                      ------       ------       -------         ------       ------       -------
Less Distributions:
 Dividends from Net Investment Income...........       (0.42)       (0.34)        (0.44)         (0.39)       (0.32)        (0.41)
 Distributions from Capital Gains...............       (0.07)       (0.07)        (0.07)            --           --            --
                                                      ------       ------       -------         ------       ------       -------
 Total Distributions............................       (0.49)       (0.41)        (0.51)         (0.39)       (0.32)        (0.41)
                                                      ------       ------       -------         ------       ------       -------
Net Asset Value, End of Period..................      $10.04       $10.04       $ 10.04         $ 9.98       $ 9.98       $  9.98
                                                      =======      =======      ========        =======      =======      ========
Total Return (not reflecting sales load)........        5.50%        4.72%         5.78%          3.77%        3.09%         4.08%
                                                      =======      =======      ========        =======      =======      ========
Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..............      $3,927       $  393       $37,009         $  429       $  275       $34,885
 Ratio of Expenses to
   Average Net Assets*..........................        0.68%        1.44%         0.44%          0.42%        0.99%         0.41%
 Ratio of Expenses before Waivers/
   Reimbursements to Average Net Assets*........        1.04%        1.80%         0.80%          0.92%        1.49%         0.91%
 Ratio of Net Investment Income to Average
   Net Assets*..................................        3.98%        3.30%         4.32%          4.46%        3.89%         4.64%
Portfolio Turnover Rate.........................          80%          80%           80%           121%         121%          121%

* Annualized

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholders
Centura Funds, Inc.

     We have audited the accompanying statements of assets and liabilities of Centura Equity Growth Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund, separate portfolios of Centura Funds, Inc., including the portfolios of investments, as of April 30, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and for the period June 1, 1994 (commencement of operations) through April 30, 1995. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centura Equity Growth Fund, Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund as of April 30, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

MCGLADREY & PULLEN LLP

New York, New York
June 6, 1996

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- 93.3%
             AEROSPACE -- 7.5%
    75,000   Boeing Co. .............................................   $  4,024,058   $  7,153,125
   110,000   Precision Castparts Corp. ..............................      2,619,836      5,142,500
                                                                        ------------   ------------
                                                                           6,643,894     12,295,625
                                                                        ------------   ------------
             BEVERAGES -- 1.9%
   104,000   Pepisco Inc. ...........................................      3,166,618      3,081,000
                                                                        ------------   ------------
             CHEMICALS -- 5.1%
   235,000   Cabot Corp..............................................      3,722,965      5,669,375
   105,000   Mississippi Chemical Corp. .............................      2,160,000      2,638,125
                                                                        ------------   ------------
                                                                           5,882,965      8,307,500
                                                                        ------------   ------------
             CAPITAL GOODS -- 3.4%
   138,000   Briggs & Stratton Corp. ................................      4,926,798      5,520,000
                                                                        ------------   ------------
             CAPITAL GOODS/TECHNOLOGY -- 4.4%
    55,500   United Technologies Corp. ..............................      4,993,201      7,145,625
                                                                        ------------   ------------
             CONSUMER CYCLICALS -- 4.6%
    51,000   Gentex Corp*............................................        615,875      1,211,250
   265,000   Lexmark International Group*............................      4,516,589      6,260,625
                                                                        ------------   ------------
                                                                           5,132,464      7,471,875
                                                                        ------------   ------------
             CONSUMER & INDUSTRIAL PRODUCTS -- 3.9%
    66,000   General Electric Co. ...................................      3,141,520      6,385,500
                                                                        ------------   ------------
             CONSUMER SERVICES -- 1.5%
    75,000   Dow Jones & Co. Inc. ...................................      2,537,365      2,475,000
                                                                        ------------   ------------
             CONSUMER STAPLE PRODUCTS -- 2.9%
   135,200   Millipore Corp. ........................................      4,314,510      4,732,000
                                                                        ------------   ------------
             COSMETICS & TOILETRIES -- 3.7%
    35,800   Colgate-Palmolive Co. ..................................      2,949,100      3,293,600
   200,000   Dial Corp. .............................................      2,589,300      2,750,000
                                                                        ------------   ------------
                                                                           5,538,400      6,043,600
                                                                        ------------   ------------
             ENERGY -- 4.9%
    40,000   Amoco Corp. ............................................      3,044,000      3,030,000
    90,000   Tosco Corp. ............................................      3,693,100      5,051,250
                                                                        ------------   ------------
                                                                           6,737,100      8,081,250
                                                                        ------------   ------------
             ENVIRONMENTAL CONTROL -- 3.4%
   150,000   Newpark Resources Inc.*.................................      2,969,382      5,625,000
                                                                        ------------   ------------
             FINANCIAL SERVICES -- 6.1%
   117,000   American Express Company................................      3,405,172      5,499,000
    50,000   Household International Inc. ...........................      2,322,965      4,425,000
                                                                        ------------   ------------
                                                                           5,728,137      9,924,000
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             FOOD -- 4.1%
   171,150   Archer-Daniels Midland Co. .............................   $  2,989,355   $  3,722,512
    68,500   Kroger Co.*.............................................      2,894,951      3,056,813
                                                                        ------------   ------------
                                                                           5,884,306      6,779,325
                                                                        ------------   ------------
             HEALTH CARE -- 2.0%
   175,000   Allegiance Corp.*.......................................      3,316,000      3,281,250
                                                                        ------------   ------------
             INSURANCE -- 6.9%
    96,000   Jefferson Pilot Corp. ..................................      3,406,510      5,460,000
   157,500   Provident Companies Inc. ...............................      3,823,528      5,847,188
                                                                        ------------   ------------
                                                                           7,230,038     11,307,188
                                                                        ------------   ------------
             IRON/STEEL -- 1.2%
    80,000   Olympic Steel Inc.*.....................................      2,129,063      2,000,000
                                                                        ------------   ------------
             MINING -- 4.1%
    95,000   Potash Corp. ...........................................      4,188,137      6,733,125
                                                                        ------------   ------------
             PHARMACEUTICALS -- 3.0%
    65,000   Rhone-Poulenc Rorer Inc. ...............................      3,100,173      4,363,125
    15,700   Watson Pharmaceuticals Inc.*............................        510,795        523,988
                                                                        ------------   ------------
                                                                           3,610,968      4,887,113
                                                                        ------------   ------------
             PUBLISHING & PRINTING -- 1.1%
    50,000   Readers Digest Assoc. ..................................      1,741,500      1,781,250
                                                                        ------------   ------------
             RAW MATERIALS -- 3.9%
   133,000   Nucor Inc. .............................................      7,668,913      6,300,875
                                                                        ------------   ------------
             RETAIL -- 1.7%
    79,000   Dayton Hudson Corp. ....................................      2,616,860      2,735,375
                                                                        ------------   ------------
             TECHNOLOGY -- 6.5%
    63,000   Computer Sciences Corp.*................................      3,987,910      4,677,750
    24,000   International Business Machines.........................      3,040,080      3,096,000
    64,000   Varian Assoc. Inc. .....................................      3,782,380      2,888,000
                                                                        ------------   ------------
                                                                          10,810,370     10,661,750
                                                                        ------------   ------------
             TELECOMMUNICATIONS -- 1.5%
    55,000   Motorola Inc. ..........................................      2,713,150      2,530,000
                                                                        ------------   ------------
             TEXTILES -- 4.0%
   212,500   Unifi Inc. .............................................      5,054,712      6,614,062
                                                                        ------------   ------------
             TOTAL COMMON STOCKS.....................................    118,676,371    152,699,288
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             U.S. TREASURY BILL -- 5.5%
$5,000,000   U.S. Treasury Bill due 11/21/96.........................   $  4,988,020   $  4,988,020
 4,000,000   U.S. Treasury Bill due 1/16/97..........................      3,958,766      3,957,200
                                                                        ------------   ------------
                                                                           8,946,786      8,945,220
                                                                        ------------   ------------
             MONEY MARKET FUNDS -- 3.8%
 3,533,956   Financial Square Prime Obligations Portfolio............      3,533,956      3,533,956
 2,694,614   Temp Investment Fund....................................      2,694,614      2,694,614
                                                                        ------------   ------------
                                                                           6,228,570      6,228,570
                                                                        ------------   ------------
             TOTAL INVESTMENTS -- 102.6%.............................   $133,851,727+   167,873,078
                                                                        =============
             LIABILITIES IN EXCESS OF CASH AND OTHER
               ASSETS -- (2.6%)......................................                    (4,261,275)
                                                                                       ------------
             NET ASSETS -- 100.0%....................................                  $163,611,803
                                                                                       =============

---------------

* Non-income producing securities.
+ The cost for Federal income tax purposes is substantially the same.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                                                          MARKET
  SHARES                                                                    COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- 88.8%
             AEROSPACE -- 2.8%
    15,000   Boeing Co...............................................   $    589,987   $  1,430,625
                                                                        ------------   ------------
             BANKS -- 1.5%
    13,500   CCB Financial Corp. ....................................        444,253        769,500
                                                                        ------------   ------------
             BEVERAGES -- 3.6%
    46,000   Coca-Cola Bottling Co. .................................      1,269,934      1,840,000
                                                                        ------------   ------------
             BUSINESS EQUIPMENT & SERVICES -- 2.6%
    69,000   Rollins Inc. ...........................................      1,511,354      1,319,625
                                                                        ------------   ------------
             CHEMICALS -- 5.1%
    30,000   Goodrich (B.F.) Co. ....................................      1,000,224      1,271,250
    45,000   Lubrizol Corp. .........................................      1,286,197      1,338,750
                                                                        ------------   ------------
                                                                           2,286,421      2,610,000
                                                                        ------------   ------------
             CONSUMER INDUSTRIAL PRODUCTS -- 2.8%
    15,000   General Electric Co. ...................................        718,938      1,451,250
                                                                        ------------   ------------
             CONSUMER SERVICES -- 2.6%
    40,000   Dow Jones & Co. Inc. ...................................      1,490,341      1,320,000
                                                                        ------------   ------------
             ENERGY -- 5.3%
    16,000   Amoco Corp. ............................................        975,090      1,212,000
     9,200   Royal Dutch Petroleum N.Y. .............................        701,066      1,521,450
                                                                        ------------   ------------
                                                                           1,676,156      2,733,450
                                                                        ------------   ------------
             ENTERTAINMENT -- 2.2%
    30,500   Time Warner Inc. .......................................      1,211,155      1,136,125
                                                                        ------------   ------------
             FINANCIAL SERVICES -- 2.9%
    38,000   Time Warner Fin Pfd Series Conv.........................      1,280,410      1,472,500
                                                                        ------------   ------------
             FOOD -- 8.4%
    27,000   Chiquita Brands Pfd Series A Conv.......................      1,291,410      1,161,000
    78,000   Flowers Industries Inc..................................      1,052,303      1,823,250
    75,000   Lance Inc. .............................................      1,474,750      1,312,500
                                                                        ------------   ------------
                                                                           3,818,463      4,296,750
                                                                        ------------   ------------
             HEALTH CARE -- 5.6%
    31,000   Abbott Laboratories.....................................      1,234,935      1,569,375
    21,000   American Home Products..................................        757,470      1,286,250
                                                                        ------------   ------------
                                                                           1,992,405      2,855,625
                                                                        ------------   ------------
             HOLDING COMPANIES -- 2.5%
    35,000   Onbancorp Inc. .........................................      1,116,255      1,273,125
                                                                        ------------   ------------
             HOUSEHOLD PRODUCTS -- 2.0%
    45,000   Bassett Furniture Industries............................      1,023,750      1,006,875
                                                                        ------------   ------------
             INDUSTRIALS -- 2.9%
    32,000   Crane Co. ..............................................      1,070,166      1,488,000
                                                                        ------------   ------------
             INSURANCE -- 2.3%
    21,000   Jefferson Pilot Corp. ..................................        467,054      1,194,375
                                                                        ------------   ------------
             MINING -- 2.1%
    15,000   Potash Corp. ...........................................        330,900      1,063,125
                                                                        ------------   ------------

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

 SHARES/                                                                                  MARKET
PRINCIPAL                                                                   COST          VALUE
----------                                                              ------------   ------------
             COMMON STOCKS -- (CONTINUED)
             NATURAL GAS -- 0.8%
    16,000   Piedmont Natural Gas Co. ...............................   $    320,295   $    392,000
                                                                        ------------   ------------
             OIL/GAS -- 5.7%
    15,500   Schlumberger Ltd. ......................................        895,541      1,536,438
    27,000   Tejas Gas Corp. Pfd Conv................................      1,083,195      1,417,500
                                                                        ------------   ------------
                                                                           1,978,736      2,953,938
                                                                        ------------   ------------
             POLLUTION CONTROL -- 2.7%
    40,000   WMX Technologies Inc. ..................................      1,241,940      1,375,000
                                                                        ------------   ------------
             PUBLISHING/PRINTING -- 3.1%
    44,700   Readers Digest Assoc. ..................................      1,786,075      1,592,437
                                                                        ------------   ------------
             RAW MATERIALS -- 5.1%
    21,500   Aluminum Company of America.............................      1,194,600      1,260,438
    14,500   Du Pont (E.I.) De Nemours...............................        508,905      1,344,875
                                                                        ------------   ------------
                                                                           1,703,505      2,605,313
                                                                        ------------   ------------
             REAL ESTATE INVESTMENT TRUST -- 2.5%
    44,700   Highwoods Properties Inc. ..............................      1,118,900      1,285,125
                                                                        ------------   ------------
             RETAIL -- 2.3%
    22,500   Penney (J.C.) Co. ......................................      1,173,847      1,181,250
                                                                        ------------   ------------
             TECHNOLOGY -- 2.3%
     9,000   International Business Machines.........................      1,161,405      1,161,000
                                                                        ------------   ------------
             TELECOMMUNICATIONS -- 2.5%
    31,000   Bellsouth Corp. ........................................      1,286,110      1,263,250
                                                                        ------------   ------------
             TOBACCO -- 2.5%
    48,000   Universal Corp. -- VA...................................      1,262,880      1,308,000
                                                                        ------------   ------------
             UTILITIES -- 2.1%
    26,000   GTE Corp. ..............................................        915,330      1,095,250
                                                                        ------------   ------------
             TOTAL COMMON STOCKS.....................................     36,246,965     45,473,513
                                                                        ------------   ------------
             U.S. TREASURY BILL -- 3.9%
$2,000,000   U.S. Treasury Bill due 12/5/96..........................      1,990,905      1,990,905
                                                                        ------------   ------------
             MONEY MARKET FUNDS -- 7.7%
 1,988,420   Financial Square Prime Obligations Portfolio............      1,988,421      1,988,420
 1,945,635   Temp Investment Fund....................................      1,945,635      1,945,635
                                                                        ------------   ------------
                                                                           3,934,056      3,934,056
                                                                        ------------   ------------
             TOTAL INVESTMENTS -- 100.4%.............................   $ 42,171,926+    51,398,474
                                                                        ============
             LIABILITIES IN EXCESS OF CASH AND OTHER
               ASSETS -- (0.4%)......................................                      (189,973)
                                                                                       ------------
             NET ASSETS -- 100.0%....................................                  $ 51,208,501
                                                                                       ============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FEDERAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

                                                          PRINCIPAL                       MARKET
                                                            AMOUNT          COST          VALUE
                                                          ----------    ------------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.0%
FEDERAL HOME LOAN BANK -- 6.7%
  7.89%, 12/23/97........................................ $2,000,000    $  2,000,000   $  2,049,200
  7.02%, 7/6/99..........................................  3,000,000       2,990,156      3,075,120
  6.83%, 6/7/01..........................................  3,000,000       2,978,438      3,031,440
                                                                        ------------   ------------
                                                                           7,968,594      8,155,760
                                                                        ------------   ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.7%
  7.35%, 6/01/05.........................................  2,000,000       2,000,000      2,025,140
                                                                        ------------   ------------
FEDERAL FARM CREDIT BANK -- 4.9%
  5.94%, 1/23/01.........................................  3,000,000       2,998,125      2,948,130
  7.125%, 8/8/01.........................................  3,000,000       3,004,523      3,030,210
                                                                        ------------   ------------
                                                                           6,002,648      5,978,340
                                                                        ------------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.7%
  7.29%, 9/22/99.........................................  2,000,000       1,984,967      2,019,299
  7.40%, 7/01/04.........................................  3,000,000       3,160,549      3,155,070
  7.47%, 5/03/06.........................................  3,000,000       3,000,000      3,042,690
                                                                        ------------   ------------
                                                                           8,145,516      8,217,058
                                                                        ------------   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.................                 24,116,758     24,376,298
                                                                        ------------   ------------
U.S. TREASURY NOTES -- 71.6%
  6.125%, 12/31/96.......................................  7,000,000       7,004,203      7,012,249
  6.875%, 4/30/97........................................  5,000,000       5,022,098      5,038,849
  5.50%, 9/30/97.........................................  5,000,000       4,966,926      5,001,900
  5.25%, 7/31/98.........................................  5,000,000       4,906,906      4,964,200
  7.125%, 10/15/98.......................................  7,000,000       7,068,558      7,180,529
  5.125%, 12/31/98.......................................  5,000,000       4,832,690      4,936,750
  6.375%, 1/15/99........................................  5,000,000       4,966,784      5,064,350
  7.00%, 4/15/99.........................................  5,000,000       5,009,603      5,134,150
  8.00%, 8/15/99.........................................  5,000,000       5,224,409      5,267,000
  6.00%, 10/15/99........................................  5,000,000       4,897,668      5,019,899
  8.50%, 2/15/00.........................................  5,000,000       5,134,580      5,376,600
  7.125%, 2/29/00........................................  5,000,000       4,977,031      5,174,400
  5.25%, 1/31/01.........................................  2,000,000       1,979,488      1,947,159
  5.75%, 8/15/03.........................................  5,000,000       4,875,976      4,873,598
  7.875%, 11/15/04.......................................  5,000,000       5,329,882      5,490,550
  6.50%, 5/15/05.........................................  5,000,000       5,113,030      5,055,200
  6.50%, 8/15/05.........................................  5,000,000       4,976,563      5,056,000
                                                                        ------------   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................                 86,286,395     87,593,383
                                                                        ------------   ------------
MONEY MARKET FUND -- 6.7%
  Goldman Sachs Institutional............................  3,449,905       3,449,905      3,449,905
  Treasury Instrument Portfolio..........................  4,812,077       4,812,077      4,812,078
                                                                        ------------   ------------
                                                                           8,261,982      8,261,983
                                                                        ------------   ------------
TOTAL INVESTMENTS -- 98.3%...............................               $118,665,135+   120,231,664
                                                                        ============
ASSETS IN EXCESS OF LIABILITIES -- 1.7%..................                                 2,077,625
                                                                                       ------------
NET ASSETS -- 100.0%.....................................                              $122,309,289
                                                                                       ============

---------------

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

 CREDIT                                                     PRINCIPAL                      MARKET
RATINGS*                                                      AMOUNT         COST           VALUE
--------                                                    ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- 98.6%
Aa/AA-     Buncombe County UTGO, Refunding, 5.00%,
             03/01/01....................................   $1,000,000    $ 1,011,920    $ 1,025,000
A1/A+      Cabarrus County, 6.9%, 3/1/97.................      500,000        504,915        505,415
Aaa/AAA    Carteret County, 5.4%, 5/1/09.................    1,000,000      1,004,468      1,004,470
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/03..........    1,000,000      1,003,870        995,000
Aa/AA-     Catawba County UTGO, 4.60%, 06/01/05..........    1,000,000        983,934        973,750
Aaa/AAA    Charlotte UTGO, 5.10%, 06/01/09...............    1,500,000      1,492,740      1,477,500
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, 5.20%,
             01/01/97....................................      200,000        200,002        200,572
Aa/AA      Charlotte Mecklenberg Hospital Authority
             Health Care System, Revenue, 6.00%,
             01/01/04....................................    1,000,000        997,023      1,067,500
Aaa/AAA    Cleveland County UTGO, (FGIC), 5.10%,
             06/01/07....................................    1,400,000      1,394,996      1,387,750
Aaa/AAA    Craven County Rev, 5.40%, 06/01/02............    1,000,000      1,036,283      1,043,750
Aaa/AAA    Cumberland County Civic Center Project, Series
             A, COPS, (AMBAC), 6.20%, 12/01/07...........    1,535,000      1,549,894      1,650,125
Aaa/AAA    Durham County UTGO, 5.40%, 02/01/99...........    1,200,000      1,217,190      1,231,500
Aaa/AAA    Fayetteville Public Works, Series A, Revenue,
             (AMBAC), 5.25%, 03/01/08....................    1,280,000      1,274,498      1,275,200
Aaa/AAA    Gaston County UTGO, (MBIA), 5.70%, 03/01/04...      850,000        862,618        898,875
Aaa/AAA    Gaston County UTGO, (MBIA), 5.70%, 03/01/05...    1,000,000      1,030,069      1,055,000
Aaa/AAA    Gastonia UTGO, (FGIC), 5.20%, 04/01/01........      700,000        699,260        721,000
Aa1/AAA    Greensboro Public Improvement, Series B, UTGO,
             5.40%, 04/01/04.............................    1,000,000        996,460      1,037,500
Aa1/AA+    Guilford County UTGO, 4.90%, 04/01/01.........    1,000,000      1,019,782      1,020,000
Aaa/AAA    Lincoln County UTGO, 4.7%, 6/1/99.............    1,000,000      1,009,568      1,012,500
Aa1/AA+    Mecklenburg County NC, 4.70%, 03/01/20........    1,000,000      1,010,337      1,011,250
Aa1/AA+    Mecklenburg County NC, 4.70%, 03/01/02........    1,000,000      1,004,610      1,008,750
Aa/A+      New Hanover County Solid Waste UTGO,
             Refunding, 4.80%, 09/01/07..................    1,000,000        964,640        960,000
Aaa/AAA    North Carolina Municipal Power Agency # 1,
             Catawba Electric Revenue, (MBIA), 5.25%,
             01/01/09....................................    1,500,000      1,415,610      1,498,125
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/02.......................    1,000,000        988,610      1,008,750
Aaa/AAA    North Carolina Capital Improvement, Series A,
             UTGO, 4.70%, 02/01/04.......................    1,000,000        997,308        998,750
A1/A+      Onslow County UTGO, 5.60%, 03/01/05...........    1,000,000      1,019,858      1,043,750
Aa1/AA+    Orange County UTGO, Refunding, 5.10%,
             06/01/03....................................    1,050,000      1,052,808      1,080,188
Aa/AA-     Pitt County UTGO, Refunding, 5.10%,
             02/01/06....................................    1,000,000      1,010,997      1,006,250
Aaa/AAA    Raleigh UTGO, 6.40%, 03/01/02.................    1,250,000      1,342,137      1,357,813
A1/A+      University of North Carolina, Utility System
             Revenue, Refunding, 5.00%, 08/01/09.........    1,460,000      1,432,263      1,405,250
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.35%, 02/15/02...........    1,000,000      1,000,000        997,500
Aa/AA      University of North Carolina at Chapel Hill,
             Hospital Revenue, 4.45%, 02/15/03...........    1,000,000      1,000,000        996,250
Aaa/AAA    Wake County UTGO, Refunding, 4.50%, 02/01/06..    2,000,000      2,000,000      1,930,000

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 1996

 CREDIT                                                          PRINCIPAL                      MARKET
RATINGS*                                                           AMOUNT         COST           VALUE
--------                                                         ----------    -----------    -----------
           NORTH CAROLINA MUNICIPAL OBLIGATIONS -- (CONTINUED)
Aaa/AAA    Wake County Hospital Revenue, (MBIA), 4.50%,
             10/01/03....................................        $1,200,000    $ 1,124,941    $ 1,173,000
*A/A       Wilkes County UTGO, Refunding, 5.20%,
             06/01/05....................................         1,275,000      1,275,000      1,286,155
Aa/AA+     Winston-Salem Water & Sewer System, Revenue,
             6.30%, 06/01/06.............................         1,000,000      1,080,231      1,090,000
                                                                               -----------    -----------
           Total Municipal Obligations...................                       39,008,840     39,434,188
                                                                               -----------    -----------
           MONEY MARKET FUNDS -- 1.0%
           Institutional Liquid Assets Tax Exempt Fund...           272,698        272,698        272,698
           PNC Investments N.C. Money Market Fund........           108,591        108,592        108,591
                                                                               -----------    -----------
                                                                                   381,290        381,290
                                                                               -----------    -----------
           TOTAL INVESTMENTS -- 99.6%....................                      $39,390,130+    39,815,478
                                                                               ===========
           ASSETS IN EXCESS OF OTHER
             LIABILITIES -- 0.4%.........................                                         160,635
                                                                                              -----------
           NET ASSETS -- 100.0%..........................                                     $39,976,113
                                                                                              ===========

---------------

* See page 13 for Credit Ratings.

+ The cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
FOOTNOTES TO PORTFOLIOS
OCTOBER 31, 1996

    * Credit Ratings (unaudited given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

                STANDARD &
  MOODY'S         POOR'S
------------  ---------------
                                  Instrument judged to be of the highest quality and carrying
    Aaa             AAA           the smallest amount of investment risk.
     Aa             AA            Instrument judged to be of high quality by all standards.
     A              A-            Instrument judged to be adequate by all standards.
                                  Not Rated. In the opinion of the Investment Adviser,
                                  instrument judged to be of comparable investment quality to
     NR             NR            rated securities which may be purchased by the Fund.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Moody's applies numerical modifiers to designate relative standing within the generic ratings categories. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THE PORTFOLIOS:

         AMBAC..............  American Municipal Bond Assurance Corporation
         COPS...............  Certificates of Participation
         FGIC...............  Financial Guaranty Insurance Corporation
         GO.................  General Obligation
         MBIA...............  Municipal Bond Insurance Association
         UTGO...............  Unlimited Tax General Obligation

Investment percentages shown are calculated as a percentage of net assets. Institutions shown in parenthesis have entered into credit support agreement with the issuer.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 1996

                                                                                        CENTURA        CENTURA
                                                           CENTURA        CENTURA       FEDERAL         NORTH
                                                            EQUITY        EQUITY       SECURITIES     CAROLINA
                                                            GROWTH        INCOME         INCOME       TAX-FREE
                                                             FUND          FUND           FUND        BOND FUND
                                                         ------------   -----------   ------------  -----------
ASSETS:
Investments in securities, at value (identified cost --
  $133,851,727; $42,171,926; $118,665,135; $39,390,130,
  respectively)........................................  $167,873,078   $51,398,474   $120,231,664  $39,815,478
  Dividends and interest receivable....................       126,650       115,518      1,791,740      529,232
  Receivable for investments sold......................       221,922             0              0      770,364
  Receivable for fund shares sold......................       154,516       138,452        673,579       22,777
  Unamortized organizational expenses (Note 2e)........        19,017             0              0       11,640
  Other assets.........................................         5,314             0          8,281       11,363
                                                         ------------   -----------   ------------  -----------
    Total Assets.......................................   168,400,497    51,652,444    122,705,264   41,160,854
                                                         ------------   -----------   ------------  -----------
LIABILITIES
  Payable for securities purchased.....................     4,140,315             0              0    1,007,170
  Income distribution payable..........................             0             0              0            0
  Payable to Custodian for overdraft...................         6,126        50,613        212,321      127,238
  Payable for fund shares repurchased..................       463,623       362,273        114,610        5,503
  Advisory fee payable (Note 3)........................        97,471        12,494         30,601        4,019
  Administrative services fee payable (Note 3).........        20,887         6,246         15,300        1,723
  Transfer agent fee payable (Note 3)..................         9,488           310          1,258        1,016
  12b-1 Distribution fee payable.......................        10,919            40            419        2,682
  Other accrued expenses...............................        39,865        11,967         21,466       35,390
                                                         ------------   -----------   ------------  -----------
    Total Liabilities..................................     4,788,694       443,943        395,975    1,184,741
                                                         ------------   -----------   ------------  -----------
NET ASSETS.............................................  $163,611,803   $51,208,501   $122,309,289  $39,976,113
                                                         ============   ===========   ============  ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest outstanding (par value
    $.001 per share) 450,000,000 shares authorized.....  $     11,459   $     5,019   $     12,105  $     3,954
  Additional paid -- in capital........................   123,197,701    50,283,822    120,904,207   39,397,791
  Accumulated undistributed net investment income/
    (loss) on investments..............................       (15,158)            0              0            0
  Accumulated undistributed realized gain/(loss) on
    investments........................................     6,396,450       102,806       (173,552)     149,020
  Net unrealized appreciation/(depreciation) on
    investments........................................    34,021,351       816,854      1,566,529      425,348
                                                         ------------   -----------   ------------  -----------
NET ASSETS.............................................  $163,611,803   $51,208,501   $122,309,289  $39,976,113
                                                         ============   ===========   ============  ===========
CLASS A:
  Net Assets...........................................  $  7,069,584   $    94,939   $    542,930  $ 3,850,679
  Shares Outstanding...................................       494,975         9,297         53,745      380,820
  Net Asset Value Per Share............................  $      14.28   $     10.21   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========
  Maximum Offering Price Per Share ($14.28/.955,
    $10.21/.955, $10.10/.9725, $10.11/.9725,
    respectively)......................................  $      14.95   $     10.69   $      10.39  $     10.40
                                                         ============   ===========   ============  ===========
CLASS B:
  Net Assets...........................................  $  7,954,009   $    19,941   $    207,892  $   429,484
  Shares Outstanding...................................       560,687         1,954         20,581       42,480
  Net Asset Value Per Share............................  $      14.19   $     10.21   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========
CLASS C:
  Net Assets...........................................  $148,588,210   $51,093,621   $121,558,467  $35,695,950
  Shares Outstanding...................................    10,403,792     5,007,303     12,030,482    3,530,437
  Net Asset Value Per Share............................  $      14.28   $     10.20   $      10.10  $     10.11
                                                         ============   ===========   ============  ===========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
OCTOBER 31, 1996

                                                                                   CENTURA
                                                                      CENTURA       NORTH
                                          CENTURA       CENTURA       FEDERAL      CAROLINA
                                          EQUITY        EQUITY      SECURITIES     TAX FREE
                                        GROWTH FUND   INCOME FUND   INCOME FUND   BOND FUND
                                        -----------   -----------   -----------   ----------
INVESTMENT INCOME
  Interest............................  $   350,594   $   96,940    $3,751,042    $1,012,376
  Dividends...........................      835,666       26,871             0             0
                                        -----------   ----------    ----------    ----------
                                          1,186,260      123,811     3,751,042     1,012,376
                                        -----------   ----------    ----------    ----------
EXPENSES:
  Advisory (Note 3)...................      524,852       29,152       174,608        72,293
  Administrative services (Note 3)....      112,468        6,246        87,304        30,983
  Fund Accounting (Note 3)............       16,861        2,620        16,691        21,727
  Legal...............................       18,803          750        13,386         5,491
  Reports to shareholders.............        5,800          100           600           600
  Audit...............................        6,600        1,000         6,600         6,600
  Registration........................        2,783        2,550           933         2,533
  Custodian...........................       15,980        2,000         9,600         6,045
  Trustee.............................        4,008          333         4,008         4,008
  Transfer agent fees and expenses
     (Note 3).........................       25,805          310         2,446         2,807
  12b-1 Distribution fee -- Class A...        8,048           10           691         4,804
  12b-1 Distribution fee -- Class B...       35,212           30           897         1,879
  Amortization of organizational
     expenses.........................        3,354            0         4,184           800
  Miscellaneous.......................          232        2,752           968         5,828
                                        -----------   ----------    ----------    ----------
     Total expenses before waivers....      780,806       47,853       322,916       166,398
     Less: expenses
       waived/reimbursed..............            0      (16,658)            0       (68,850)
                                        -----------   ----------    ----------    ----------
  Net expenses........................      780,806       31,195       332,916        97,548
                                        -----------   ----------    ----------    ----------
Net investment income/(loss)..........      405,454       92,616     3,428,126       914,828
                                        -----------   ----------    ----------    ----------
Realized gain/(loss) on investments...    3,470,586      102,806      (450,271)     (212,563)
Net change in unrealized
  appreciation/(depreciation) of
  investments.........................   (3,230,237)     899,241     1,626,691       513,511
                                        -----------   ----------    ----------    ----------
Net realized and unrealized
  gain/(loss) on investments..........      240,349    1,002,047     1,176,420       300,948
                                        -----------   ----------    ----------    ----------
Net increase in net assets resulting
  from operations.....................  $   645,803   $1,094,663    $4,604,546    $1,215,776
                                        ===========   ==========    ==========    ==========

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        CENTURA EQUITY
                                                                                          INCOME FUND
                                                                                       -----------------
                                                      CENTURA EQUITY GROWTH FUND        FOR THE PERIOD
                                                   ---------------------------------   OCTOBER 1, 1996*
                                                   SIX MONTHS ENDED                         THROUGH
                                                   OCTOBER 31, 1996     YEAR ENDED     OCTOBER 31, 1996
                                                     (UNAUDITED)      APRIL 30, 1996      (UNAUDITED)
                                                   ----------------   --------------   -----------------
OPERATIONS:
  Net investment income...........................   $    405,454      $    583,300      $      92,616
  Net realized gain/(loss) on investments.........      3,470,586         5,486,387            102,806
  Net change in unrealized appreciation/
    (depreciation) of investments.................     (3,230,237)       28,573,774            899,241
                                                     ------------      ------------       ------------
  Net increase in net assets resulting from
    operations....................................        645,803        34,643,461          1,094,663
                                                     ------------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.......................................        (11,175)           (9,804)              (155)
    Class B.......................................              0            (1,144)               (32)
    Class C.......................................       (409,437)         (572,220)           (92,429)
                                                     ------------      ------------       ------------
                                                         (420,612)         (583,168)           (92,616)
                                                     ------------      ------------       ------------
  From capital gains:
    Class A.......................................              0           (12,445)                 0
    Class B.......................................              0           (14,106)                 0
    Class C.......................................              0          (432,003)                 0
                                                     ------------      ------------       ------------
                                                                0          (458,554)                 0
                                                     ------------      ------------       ------------
  Decrease in net assets resulting from
    distributions to shareholders.................       (420,612)       (1,041,722)           (92,616)
                                                     ------------      ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A.......................................      1,553,680         3,996,812             94,526
    Class B.......................................      1,910,616         3,972,644             20,000
    Class C.......................................     24,825,881        34,342,658         50,739,199
                                                     ------------      ------------       ------------
                                                       28,290,177        42,312,114         50,853,725
                                                     ------------      ------------       ------------
  Net asset value of shares issued to shareholders
    in reinvestment of dividends and
    distributions:
    Class A.......................................         11,175            22,225                155
    Class B.......................................              0            15,094                 32
    Class C.......................................        274,535           712,210             41,800
                                                     ------------      ------------       ------------
                                                          285,710           749,529             41,987
                                                     ------------      ------------       ------------
  Net asset value of shares redeemed:
    Class A.......................................       (255,246)         (127,873)                 0
    Class B.......................................       (171,982)         (168,362)                 0
    Class C.......................................    (10,410,448)      (17,052,874)          (689,288)
                                                     ------------      ------------       ------------
                                                      (10,837,676)      (17,349,109)          (689,288)
                                                     ------------      ------------       ------------
  Net increase in net assets from capital share
    transactions..................................     17,738,211        25,712,534         50,206,424
                                                     ------------      ------------       ------------
  Total increase in net assets....................     17,963,402        59,314,273         51,208,471
NET ASSETS:
  Beginning of period.............................    145,648,401        86,334,128                 30
                                                     ------------      ------------       ------------
  End of period...................................   $163,611,803      $145,648,401      $  51,208,501
                                                     ============      ============       ============

* Commencement of Operations.

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                      CENTURA FEDERAL SECURITIES INCOME    CENTURA NORTH CAROLINA TAX FREE
                                                    FUND                              BOND FUND
                                      ---------------------------------   ---------------------------------
                                      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                      OCTOBER 31, 1996   APRIL 30, 1996   OCTOBER 31, 1996   APRIL 30, 1996
                                      ----------------   --------------   ----------------   --------------
                                        (UNAUDITED)                         (UNAUDITED)
OPERATIONS:
  Net investment income.............    $  3,428,126      $  6,103,135      $    914,828      $  1,695,259
  Net realized gain/(loss) on
    investments.....................        (450,271)          304,345          (212,563)          792,820
  Net change in unrealized
    appreciation/(depreciation) of
    investments.....................       1,626,691          (266,951)          513,511          (318,669)
                                        ------------      ------------       -----------      ------------
  Net increase in net assets
    resulting from operations.......       4,604,546         6,140,529         1,215,776         2,169,410
                                        ------------      ------------       -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A.........................         (15,487)          (19,788)          (81,209)          (82,525)
    Class B.........................          (4,711)           (8,208)           (7,309)          (10,750)
    Class C.........................      (3,407,928)       (6,075,139)         (826,310)       (1,601,984)
                                        ------------      ------------       -----------      ------------
                                          (3,428,126)       (6,103,135)         (914,828)       (1,695,259)
                                        ------------      ------------       -----------      ------------
  From capital gains:
    Class A.........................               0                 0                 0           (17,195)
    Class B.........................               0                 0                 0            (2,298)
    Class C.........................               0                 0                 0          (274,060)
                                        ------------      ------------       -----------      ------------
                                                   0                 0                 0          (293,553)
                                        ------------      ------------       -----------      ------------
  Decrease in net assets resulting
    from distributions to
    shareholders....................      (3,428,126)       (6,103,135)         (914,828)       (1,988,812)
                                        ------------      ------------       -----------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares:
    Class A.........................          57,741           296,512            49,382         3,531,762
    Class B.........................          31,278           112,249            27,431           231,490
    Class C.........................      16,387,992        28,545,692         2,205,115        12,172,633
                                        ------------      ------------       -----------      ------------
                                          16,477,011        28,954,453         2,281,928        15,935,885
                                        ------------      ------------       -----------      ------------
  Net asset value of shares issued
    to shareholders in reinvestment
    of dividends and distributions:
    Class A.........................          15,487            19,767            81,196           100,014
    Class B.........................           4,088             8,047             6,116             9,265
    Class C.........................       2,143,038         3,621,321            29,375            45,725
                                        ------------      ------------       -----------      ------------
                                           2,162,613         3,649,135           116,687           155,004
                                        ------------      ------------       -----------      ------------
  Net asset value of shares redeemed:
    Class A.........................         (62,047)          (31,434)         (234,200)          (94,372)
    Class B.........................          (5,776)          (61,464)                0          (122,233)
    Class C.........................      (7,916,609)      (16,242,864)       (3,818,470)      (10,314,437)
                                        ------------      ------------       -----------      ------------
                                          (7,984,432)      (16,335,762)       (4,052,670)      (10,531,042)
                                        ------------      ------------       -----------      ------------
  Net increase in net assets from
    capital share transactions......      10,655,192        16,267,826        (1,654,055)        5,559,847
                                        ------------      ------------       -----------      ------------
  Total increase in net assets......      11,831,612        16,305,220        (1,353,107)        5,740,445
NET ASSETS:
  Beginning of period...............     110,477,677        94,172,457        41,329,220        35,588,775
                                        ------------      ------------       -----------      ------------
  End of period.....................    $122,309,289      $110,477,677      $ 39,976,113      $ 41,329,220
                                        ============      ============       ===========      ============

See accompanying notes to financial statements.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 1996


     1. DESCRIPTION -- Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, organized under the laws of the State of Maryland on March 1, 1994. The company currently consists of four separate investment portfolios:
Centura Equity Growth Fund, Centura Equity Income Fund, Centura Federal Securities Income Fund, and Centura North Carolina Tax-Free Bond Fund (collectively, the "Funds"). The Funds commenced operations on June 1, 1994, except for the Equity Income Fund which commenced operations on October 1, 1996, and prior to those dates had no operations other than organization matters. On October 1, 1996, 5,049,923 shares of Centura Equity Income Fund were exchanged for portfolio securities with an aggregate value of $50,499,233. This exchange represented a transfer of assets from Centura Bank's trust funds: the Centura Income Equity Fund and the Centura Bank Income Equity Benefit Group Trust. The trust funds were managed with substantially the same objectives and policies as the registered mutual funds, but were not subject to all the same tax and regulatory requirements applicable to mutual funds.

     The Centura Equity Growth Fund seeks to achieve its investment objective of long-term capital appreciation by investing in a diversified portfolio comprised mainly of publicly traded common and preferred stocks and securities convertible into or exchangeable for common stock.

     The Centura Equity Income Fund seeks to achieve its investment objective of long-term capital appreciation and income by investing primarily in dividend paying common stocks, convertible preferred stocks, and convertible bonds, notes and debentures.

     The Centura Federal Securities Fund seeks to achieve its investment objective of providing relatively high current income consistent with relative stability of principal and safety by investing primarily in securities issued by the U.S. Government, its agencies and instrumentalities.

     The Centura North Carolina Tax-Free Bond Fund seeks to achieve its investment objective of providing relatively high current income that is free of both Federal and North Carolina personal income tax together with relative safety of principal by investing primarily in a portfolio of high quality municipal securities.

     The Funds each have three classes of shares known as Class A, Class B and Class C. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Centura Equity Growth Fund, 4.50% for the Centura Equity Income Fund, 2.75% for the Centura Federal Securities Income Fund and 2.75% for the Centura North Carolina Tax-Free Bond Fund. Class B shares are offered with a contingent deferred sales charge ("CDSC") declining from a maximum in the first year after purchase of 5.00% for Centura Equity Growth Fund and the Centura Equity Income Fund and 3.00% for each of the other Funds to a minimum in the fifth year after purchase of 0.90% for Centura Equity Growth Fund and Centura Equity Income Fund and 0.55% for each of the other Funds. This charge is imposed if shareholders redeem their shares within five years from the date of purchase. The CDSC is waived in certain cases. On the seventh anniversary of their purchase date, Class B shares convert automatically to Class A shares, which bear a lower Service and Distribution Fee. The front-end sales charge is not applied to certain

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

categories of investors in Class A shares. Class C shares are offered to accounts managed by the Adviser's Trust Department and to non-profit Institutions who invest at least $100,000, and there is no sales charge or contingent deferred sales charge imposed on this Class.

     2. SIGNIFICANT ACCOUNTING POLICIES -- The following is a summary of the significant accounting policies followed by the Funds:

     a. Security Valuation Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Directors. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

     b. Investment Transactions Transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as accrued. Dividends are recorded on the ex-dividend date.

     c. Federal Income Taxes Each Fund's policy is to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute taxable and tax-exempt income for their fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.

     d. Dividends To Shareholders Centura Equity Growth Fund and Centura Equity Income Fund declare and pay dividends of substantially all of their net investment income monthly. Centura Federal Securities Income Fund and Centura North Carolina Tax-Free Bond Fund declare dividends of substantially all of their net investment income daily and pay those dividends monthly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     e. Organization Expenses Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a sixty-month period, beginning with each Fund's commencement of operations.

     f. Determination of Net Asset Value and Allocation of Expenses Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Class specific expenses, as determined under applicable law and regulatory policy, are borne by the class incurring the expense.

     g. Use of Estimates Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     3. ADVISER -- Centura Bank is the Fund's Adviser.

     Pursuant to the Advisory Contracts, the Adviser manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Adviser is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Advisory Contracts provide for annual fees at the following percentages of average daily net assets:

    Centura Equity Growth Fund, 0.70% of average daily net assets
    Centura Equity Income Fund, 0.70% of average daily net assets
    Centura Federal Securities Income Fund, 0.30% of average daily net assets Centura North Carolina Tax-Free Bond Fund, 0.35% of average daily net assets

     For the six month period ended October 31, 1996, Centura Bank was entitled to and voluntarily waived advisory fees as listed below:

                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $524,852         --
Centura Equity Income Fund........................................     29,152    $16,658
Centura Federal Securities Income Fund............................    174,608         --
Centura North Carolina Tax-Free Bond Fund.........................     72,293     48,195

     4. ADMINISTRATOR -- The Funds have entered into Administrative Services Contracts with Furman Selz LLC ("Furman Selz"). Furman Selz provides management and administrative services necessary for the operations of the Funds, furnishes office space and facilities required to conduct the business of the Funds and pays the compensation of the Company's officers affiliated with Furman Selz. The terms of the Administrative Services Contracts provide for annual fees of 0.15% of average daily net assets of each Fund.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     For the six months ended October 31, 1996, Furman Selz was entitled to administrative services fees as listed below:

                                                                      FURMAN     FURMAN
                                                                       SELZ       SELZ
                                                                     ENTITLED    WAIVED
                                                                     --------    -------
Centura Equity Growth Fund........................................   $112,468         --
Centura Equity Income Fund........................................      6,246         --
Centura Federal Securities Income Fund............................     87,304         --
Centura North Carolina Tax-Free Bond Fund.........................     30,983    $20,655

     5. OTHER TRANSACTIONS WITH AFFILIATES -- Furman Selz is transfer agent for the Funds. Under a Transfer Agency Agreement, Furman Selz provides personnel and facilities to perform shareholder servicing and transfer agency related services. Furman Selz receives a per account fee and reimbursement for out of pocket expenses in connection with shareholder servicing. For the six months ended October 31, 1996, Furman Selz earned transfer agent fees and out-of-pocket expenses of $25,805, $310, $2,446, and $2,807 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     Furman Selz also provides fund accounting services to the Funds. The Funds each pay $2,500 per month to Furman Selz for performing fund accounting. Furman Selz is also reimbursed for out of pocket expenses relating to fund accounting. For the six months ended October 31, 1996, Furman Selz earned $16,861 for the Equity Growth Fund, $2,620 for the Equity Income Fund, $16,691 for the Federal Securities Income Fund and $21,727 for the North Carolina Tax-Free Bond Fund.

     Centura Funds Distributor, Inc. acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator, Furman Selz, and was formed specifically to distribute the Funds. (See "The Administrator".)

     Each of the Funds has adopted a service and distribution plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

     CLASS A PLAN. The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to its Class A shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. During the current fiscal year the Adviser has undertaken to limit 12b-1 fees for Class A shares to 0.25%. For the six months ended October 31, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class A of $8,048, $10, $691 and $4,804 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. In addition, the Distributor also retains a portion of the front-end sales charge.

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     CLASS B PLAN. The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average net assets attributable to its Class B shares. Such fees may include a Service Fee totalling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. For the six months ended October 31, 1996, Centura Funds Distributor, Inc. earned distribution fees for Class B of $35,212, $30, $897 and $1,879 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively. The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B shares.

     Centura Bank acts as custodian for the Funds. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended October 31, 1996, Centura Bank earned custodian fees and out-of-pocket expenses of $15,980, $2,000, $9,600 and $6,045 for the Equity Growth Fund, Equity Income Fund, Federal Securities Income Fund and North Carolina Tax-Free Bond Fund, respectively.

     6. CONCENTRATION OF CREDIT RISK -- The Centura North Carolina Tax-Free Bond Fund invests substantially all of its assets in a varied portfolio of debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of North Carolina.

     7. SECURITY TRANSACTIONS -- The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 1996, were as follows:

                                                                            U.S. GOVERNMENT
                                       COMMON STOCKS AND BONDS                OBLIGATIONS
                                     ----------------------------    ------------------------------
                                       COST OF      PROCEEDS FROM       COST OF       PROCEEDS FROM
                                     SECURITIES      SECURITIES       SECURITIES       SECURITIES
                                      PURCHASED         SOLD           PURCHASED          SOLD
                                     -----------    -------------    -------------    -------------
Centura Equity Growth Fund........   $52,920,015     $39,424,086                --              --
Centura Equity Income Fund........     1,785,842         146,927                --              --
Centura Federal Securities Income
  Fund............................            --              --      $ 15,261,875     $ 8,533,523
Centura North Carolina Tax-Free
  Bond Fund.......................     4,773,674       5,402,229                --              --

     Unrealized appreciation and depreciation at October 31, 1996, based on cost of securities for Federal income tax purposes is as follows:

                                                                                      NET
                                                    GROSS           GROSS          UNREALIZED
                                                  UNREALIZED      UNREALIZED     APPRECIATION/
                                                 APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                 ------------    ------------    --------------
Centura Equity Growth Fund....................   $ 36,792,716    $ (2,771,365)    $ 34,021,351
Centura Equity Income Fund....................      1,780,391        (963,537)         816,854
Centura Federal Securities Income Fund........      1,654,331         (87,802)       1,566,529
Centura North Carolina Tax-Free Bond Fund.....        579,538        (154,190)         425,348

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996

     8. CAPITAL SHARE TRANSACTIONS -- The Company is authorized to issue 450 million shares of capital stock with a par value of $.001. Transactions in shares of the Funds for the six months ended October 31, 1996, and the year ended April 30, 1996, respectively were as follows:


                                          CENTURA EQUITY GROWTH FUND       CENTURA EQUITY GROWTH FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  401,069   434,840    8,344,335    90,488   127,357    7,847,477
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................  111,299   138,119    2,792,115   318,467   319,526    2,792,574
Shares issued in reinvestment of
  dividends from net investment
  income..............................      784         0       19,264     1,775     1,215       57,537
Shares redeemed.......................  (18,177)  (12,272)    (751,922)   (9,661)  (13,258)  (1,353,253)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................   93,904   125,847    2,059,457   310,581   307,483    1,496,858
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  494,975   560,687   10,403,792   401,069   434,840    9,344,335
                                        =======   =======   ==========   =======   =======   ==========

                                          CENTURA EQUITY INCOME FUND
                                        ------------------------------
                                             FOR SIX MONTHS ENDED
                                               OCTOBER 31, 1996
                                        ------------------------------
                                        CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------
Beginning Balance.....................       1          1            1
                                        ------    -------   ----------
Shares sold...........................   9,281      1,950    5,003,204
Shares issued in reinvestment of
  dividends from net investment
  income..............................      15          3        4,098
Shares redeemed.......................       0          0            0
                                        ------    -------   ----------
Net increase in shares................   9,296      1,953    5,007,302
                                        ------    -------   ----------
         Closing Balance..............   9,297      1,954    5,007,303
                                        ======    =======   ==========


                                          CENTURA FEDERAL SECURITIES       CENTURA FEDERAL SECURITIES
                                                 INCOME FUND                      INCOME FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B    CLASS C
                                        -------   -------   ----------   -------   -------   ----------
Beginning Balance.....................  52,606     17,625   10,863,624    24,778    11,869    9,409,781
                                        ------    -------   ----------   -------   -------   ----------
Shares sold...........................   5,788      3,128    1,639,390    28,969    10,998    2,798,588
Shares issued in reinvestment of
  dividends from net investment
  income..............................   1,550        409      214,489     1,936       788      354,575
Shares redeemed.......................  (6,194)      (581)    (793,021)   (3,077)   (6,030)  (1,593,320)
                                        ------    -------   ----------   -------   -------   ----------
Net increase in shares................   1,140      2,855    1,060,859    27,828     5,756    1,559,843
                                        ------    -------   ----------   -------   -------   ----------
         Closing Balance..............  53,745     20,581   12,030,482    52,606    17,625   10,969,624
                                        ======    =======   ==========   =======   =======   ==========

CENTURA FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)
OCTOBER 31, 1996


                                            CENTURA NORTH CAROLINA           CENTURA NORTH CAROLINA
                                              TAX-FREE BOND FUND               TAX-FREE BOND FUND
                                        ------------------------------   ------------------------------
                                             FOR SIX MONTHS ENDED                FOR YEAR ENDED
                                               OCTOBER 31, 1996                  APRIL 30, 1996
                                        ------------------------------   ------------------------------
                                        CLASS A   CLASS B    CLASS C     CLASS A   CLASS B     CLASS C
                                        -------   -------   ----------   -------   -------    ---------
Beginning Balance.....................  391,286    39,131    3,687,751    42,947    27,561    3,495,234
                                        -------   -------   ----------   -------   -------   ----------
Shares sold...........................    4,311     2,739      221,089   347,776    22,572    1,197,604
Shares issued in reinvestment of
  dividends from net investment
  income..............................    8,100       610        2,932     9,761       904        4,473
Shares redeemed.......................  (23,477)        0     (381,335)   (9,198)  (11,906)  (1,009,560)
                                        -------   -------   ----------   -------   -------   ----------
Net increase in shares................  (10,466)    3,348     (157,314)  348,339    11,570      192,517
                                        -------   -------   ----------   -------   -------   ----------
         Closing Balance..............  380,820    42,480    3,530,437   391,286    39,131    3,687,751
                                        =======   =======   ==========   =======   =======   ==========

In connection with the transfer of assets to the Equity Income Fund described in
Note 1, $8,409,694 was credited to unrealized appreciation, representing unrealized appreciation on the portfolio securities received from the trusts on the transfer date.

     9. SUBSEQUENT EVENT -- Furman Selz has consummated an agreement with BISYS Group, Inc. ("BISYS") whereby services currently provided to the Company by Furman Selz will be provided to the Company by BISYS and certain of its affiliates under new Administrative Services, Transfer Agency and Fund Accounting Agreements between the Company and BISYS.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                          CENTURA EQUITY GROWTH FUND
                             ----------------------------------------------------------------------------------------
                                                                                                   FOR THE
                                                                                                  YEAR ENDED
                                   SIX MONTHS ENDED                                              JUNE 1, 1994+
                                   OCTOBER 31, 1996                  YEAR ENDED                     THROUGH
                                     (UNAUDITED)                   MARCH 31, 1996                APRIL 30, 1995
                             ----------------------------    --------------------------    --------------------------
                             CLASS     CLASS       CLASS      CLASS    CLASS    CLASS       CLASS    CLASS     CLASS
                               A         B           C          A        B        C           A        B         C
                             ------   --------   --------    ------   ------   --------    ------   ------   --------
Net Asset
 Value,
 Beginning
 of
 Period....                   $14.31   $  14.24   $  14.31    $10.70   $10.69   $  10.70    $10.00   $10.00   $  10.00
Income from
 Investment
Operations:
 Net
 investment
  income...                     0.02       0.00       0.04      0.03    (0.06)      0.07      0.06     0.03       0.07
 Net
   realized
   and
 unrealized
   gains on
   investments...              (0.03)     (0.05)     (0.03)     3.67     3.65       3.65      0.70     0.69       0.70
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
 Total from
 investment
 operations...                 (0.01)     (0.05)      0.01      3.70     3.59       3.72      0.76     0.72       0.77
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Less
Distributions:
 Dividends
   from net
 investment
   income..                    (0.02)      0.00      (0.04)    (0.05)    0.00      (0.07)    (0.06)   (0.03)     (0.07)
 Dividends
   from
   capital
   gains
   :.......                     0.00       0.00       0.00     (0.04)   (0.04)     (0.04)     0.00     0.00       0.00
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Total
distributions
 :.........                    (0.02)      0.00      (0.04)    (0.09)   (0.04)     (0.11)    (0.06)   (0.03)     (0.07)
                             -------   --------   --------    ------   ------   --------    ------   ------     ------
Net Asset
 Value, End
 of
 Period....                   $14.28   $  14.19   $  14.28    $14.31   $14.24   $  14.31    $10.70   $10.69     $10.70
                             =======   ========   ========    ======   ======   ========    ======   ======     ======
Total
 Return
 (not
 reflecting
 sales
 load).....                   -0.03%     -0.35%      0.08%    34.72%   33.73%     34.97%     7.64%    7.23%      7.71%
                             =======   ========   ========    ======   ======   ========    ======   ======     ======
Net Assets
 End of
 Period (in
 thousands)..                 $7,070   $  7,954   $148,588    $5,740   $6,194   $133,714    $  968   $1,362   $ 84,004
Ratios to
 Average
 Net Assets
 of:
 Expenses
   net of
   waivers/reimbursements...  1.24%*     1.99%*     0.98%*     1.26%    2.02%      1.04%    1.29%*   2.03%*     1.04%*
 Expenses
   before
   waivers/reimbursements...  1.24%*     1.99%*     0.98%*     1.26%    2.02%      1.04%    1.32%*   2.06%*     1.07%*
 Net
 investment
  income...                   0.34%*    -0.41%*     0.64%*     0.27%    0.48%      0.55%    0.63%*   0.00%*     0.79%*
Portfolio
 Turnover
 Rate......                      78%        78%        78%       46%      46%        46%       44%      44%        44%


                                               CENTURA EQUITY FUND
                                            -------------------------
                                                     FOR THE
                                                     PERIOD
                                                OCTOBER 1, 1996+
                                                     THROUGH
                                                OCTOBER 31, 1996
                                                   (UNAUDITED)
                                            -------------------------
                                            CLASS    CLASS
                                              A        B      CLASS C
                                            ------   ------   -------
Net Asset
 Value,
 Beginning
 of
 Period....                                 $10.00   $10.00   $ 10.00
Income from
 Investment
Operations:
 Net
 investment
  income...                                   0.02     0.02     .0.02
 Net
   realized
   and
 unrealized
   gains on
   investments...                             0.21     0.21      0.20
                                            ------   ------   -------
 Total from
 investment
 operations...                                0.23     0.22      0.22
                                            ------   ------   -------
Less
Distributions:
 Dividends
   from net
 investment
   income..                                  (0.02)   (0.02)    (0.02)
 Dividends
   from
   capital
   gains
   :.......                                   0.00     0.00      0.00
                                            ------   ------   -------
Total
distributions
 :.........                                  (0.02)   (0.02)    (0.02)
                                            ------   ------   -------
Net Asset
 Value, End
 of
 Period....                                 $10.21   $10.21   $ 10.20
                                            =======  =======  ========
Total
 Return
 (not
 reflecting
 sales
 load).....                                  2.19%    2.19%     2.19%
                                            =======  =======  ========
Net Assets
 End of
 Period (in
 thousands)..                               $   95   $   20   $51,094
Ratios to
 Average
 Net Assets
 of:
 Expenses
   net of
   waivers/reimbursements...                0.71%*   0.45%*    0.72%*
 Expenses
   before
   waivers/reimbursements...                0.71%*   0.45%*    0.72%*
 Net
 investment
  income...                                 1.46%*   0.58%*    2.15%*
Portfolio
 Turnover
 Rate......                                     7%       7%        7%

* Annualized.

+ Commencement of Operations.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CENTURA FEDERAL SECURITIES INCOME FUND
                          -------------------------------------------------------------------------------------------------------
                           SIX MONTHS ENDED OCTOBER 31,
                                       1996                            YEAR ENDED                  FOR THE PERIOD JUNE 1, 1994+
                                   (UNAUDITED)                       MARCH 31, 1996                   THROUGH APRIL 30, 1995
                          ------------------------------       ------------------------------     -------------------------------
                          CLASS      CLASS        CLASS        CLASS      CLASS      CLASS         CLASS       CLASS       CLASS
                            A          B            C            A          B          C             A           B           C
                          ------     ------     --------       ------     ------     --------     -------     -------     -------
Net Asset Value,
 Beginning of
 Period...............    $10.01     $10.01     $  10.01       $ 9.97     $ 9.97     $   9.97     $ 10.00     $ 10.00     $ 10.00
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Income from Investment
 Operations:
 Net investment
   income.............      0.28       0.25         0.30         0.57       0.50         0.60        0.52        0.45        0.54
 Net realized and
   unrealized gains on
   investments........      0.09       0.09         0.09         0.04       0.04         0.04       (0.03)      (0.03)      (0.03)
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
 Total from investment
   operations.........      0.37       0.34         0.39         0.61       0.54         0.64        0.49        0.42        0.51
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Less Distributions:
 Dividends from net
   investment
   income.............     (0.28)     (0.25)       (0.30)       (0.57)     (0.50)       (0.60)      (0.52)      (0.45)      (0.54)
 Dividends from
   capital gains:.....      0.00       0.00         0.00         0.00       0.00         0.00        0.00        0.00        0.00
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
 Total
   distributions:.....     (0.28)     (0.25)       (0.30)       (0.57)     (0.50)       (0.60)      (0.52)      (0.45)      (0.54)
                          ------     ------       ------       ------     ------       ------      ------      ------      ------
Net Asset Value, End
 of Period............    $10.10     $10.10     $  10.10       $10.01     $10.01     $  10.01     $  9.97     $  9.97     $  9.97
                          ======     ======       ======       ======     ======       ======      ======      ======      ======
Total Return (not
 reflecting sales
 load)................      3.79%      3.45%        3.92%        6.20%      5.40%        6.47%       5.02%       4.32%       5.28%
                          ======     ======       ======       ======     ======       ======      ======      ======      ======
Net Assets End of
 Period (in
 thousands)...........    $  543     $  208     $121,558       $  526     $  176     $109,775     $   247     $   118     $93,807
Ratios to Average Net
 Assets of:
 Expenses net of
   waivers/
   reimbursements.....      0.73%*     1.39%*       0.48%*       0.85%      1.61%        0.61%       0.86%*      1.61%*      0.63%*
 Expenses before
   waivers/
   reimbursements.....      0.73%*     1.39%*       0.48%*       0.85%      1.61%        0.61%       0.89%*      1.64%*      0.66%*
 Net investment
   income.............      5.63%*     4.95%*       5.89%*       5.61%      4.84%        5.88%       5.58%*      4.86%*      5.97%*
Portfolio Turnover
 Rate.................        41%        41%          41%          34%        34%          34%         42%         42%         42%

* Annualized

+ Commencement of Operations.

CENTURA FUNDS, INC.
FINANCIAL HIGHLIGHTS -- (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          CENTURA NORTH CAROLINA TAX FREE BOND FUND
                            -----------------------------------------------------------------------------------------------------
                            SIX MONTHS ENDED OCTOBER 31,
                                        1996                             YEAR ENDED                FOR THE PERIOD JUNE 1, 1994+
                                     (UNAUDITED)                        MARCH 31, 1996                THROUGH APRIL 30, 1995
                            -----------------------------       -----------------------------     -------------------------------
                            CLASS      CLASS      CLASS         CLASS      CLASS      CLASS       CLASS        CLASS       CLASS
                              A          B          C             A          B          C           A            B           C
                            ------     ------     -------       ------     ------     -------     -------     -------     -------
Net Asset Value,
 Beginning of Period....    $10.04     $10.04     $ 10.04       $ 9.98     $ 9.98     $  9.98     $ 10.00     $ 10.00     $ 10.00
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Income from Investment
 Operations:
 Net investment
   income...............      0.23       0.20        0.24         0.42       0.34        0.44        0.39        0.32        0.41
 Net realized and
   unrealized gains on
   investments..........      0.07       0.07        0.07         0.13       0.13        0.13       (0.02)      (0.02)      (0.02)
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
 Total from investment
   operations...........      0.30       0.27        0.31         0.55       0.47        0.57        0.37        0.30        0.39
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Less Distributions:
 Dividends from net
   investment income....     (0.23)     (0.20)      (0.24)       (0.42)     (0.34)      (0.44)      (0.39)      (0.32)      (0.41)
 Dividends from capital
   gains:...............      0.00       0.00        0.00        (0.07)     (0.07)      (0.07)       0.00        0.00        0.00
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
 Total distributions:...     (0.23)     (0.20)      (0.24)       (0.49)     (0.41)      (0.51)      (0.39)      (0.32)      (0.41)
                            ------     ------      ------       ------     ------      ------      ------      ------      ------
Net Asset Value, End of
 Period.................    $10.11     $10.11     $ 10.11       $10.04     $10.04     $ 10.04     $  9.98     $  9.98     $  9.98
                            ======     ======      ======       ======     ======      ======      ======      ======      ======
Total Return (not
 reflecting sales
 load)..................      2.85%      2.51%       2.98%        5.50%      4.72%       5.78%       3.77%       3.09%       4.08%
                            ======     ======      ======       ======     ======      ======      ======      ======      ======
Net Assets End of Period
 (in thousands).........    $3,851     $  429     $35,696       $3,927     $  393     $37,009     $   429     $   275     $34,885
Ratios to Average Net
 Assets of:
 Expenses net of
   waivers/reimbursements...   0.69%*    1.35%*      0.44%*       0.68%      1.44%       0.44%       0.42%*      0.99%*      0.41%*
 Expenses before
   waivers/reimbursements...   0.69%*    1.35%*      0.44%*       1.04%      1.80%       0.80%       0.92%*      1.49%*      0.91%*
 Net investment
   income...............      4.21%*     3.55%*      4.46%*       3.98%      3.30%       4.32%       4.46%*      3.89%*      4.64%*
Portfolio Turnover
 Rate...................        27%        27%         27%          80%        80%         80%        121%        121%        121%

* Annualized.

+ Commencement of Operations.

                                    PART C

                              OTHER INFORMATION

 Item 24.    Financial Statements and Exhibits

       (a)   Financial Statements:

            Included in the Prospectus:

                  Financial Highlights for the periods ended April 30, 1996, April 30, 1995, and for six months ended October 31, 1996.

            Included in the Statement of Additional Information:

             1)    Portfolio of Investments dated April 30, 1996.
             2)    Statements of Assets and Liabilities dated April 30, 1996
                  and October 31, 1996.
             3)    Statement of Operations for the year ended April 30, 1996
                  and October 31, 1996.
             4) Statement of Changes in Net Assets for the periods ended April 30, 1996, April 30, 1995 and October 31, 1996.
             5)    Notes to Financial Statements dated April 30, 1996 and
                  October 31, 1996.
             6)    Report of Independent Accountants (not applicable to
                  period ended October 31, 1996).

       (b)   Exhibits:

       Exhibit         Description
       Number
       1(a)       --   Articles of Incorporation of Registrant1
       1(b)       --   Articles Supplementary1
       1(c)       --   Articles of Amendment  filed herewith
       1(d)       --   Form of Articles Supplementary  filed herewith
       2          --   ByLaws of Registrant2
       3          --   Not applicable
       4          --   Specimen certificates of shares of common stock of
                       Registrant3
       5(a)       --   Form of Master Investment Advisory Contract4
       5(b)       --   Form of Investment Advisory Contract Supplement4
       5(c)       --   Form of Investment Advisory Contract Supplement filed
                       herewith
       6(a)       --   Form of Distribution Contract  filed herewith
       6(b)       --   Form of Dealer and Selling Group Agreement4
       7          --   Not applicable
       8          --   Form of Custody Agreement4
       9(a)       --   Form of Administration Agreement - filed herewith
       9(c)       --   Form of Transfer Agency Agreement - filed herewith
       9(d)       --   Form of Sub-Transfer Agency Agreement4
       9(e)       --   Form of Fund Accounting Agreement - filed herewith
       9(f)       --   Form of Services Agreement4
       10         --   Opinion of Counsel4
       11(a)      --   Consent of Independent Auditors - filed herewith
       11(b)      --   Powers of Attorney5
       12         --   Not Applicable
       13         --   Purchase Agreement3
       14         --   Not Applicable
       15(a)      --   Form of Master Distribution Plan4
       15(b)      --   Form of Distribution Plan Supplement4
       15(c)      --   Form of Distribution Plan Supplement - filed herewith
       16         --   Schedule of Computation6
       17         --   Financial Data Schedule - filed herewith
       18         --   Plan Pursuant to Rule 18f-37

____________

1 Filed as part of Post-Effective No. 4 to Registrant's Registration Statement on June 14, 1996.

2      Filed as part of Registrant's initial Registration  Statement on March 1,
       1994

3 Filed as part of Post-Effective No. 2 to Registrant's Registration Statement on June 30, 1995.

4      Filed  as  part  of  Pre-Effective   Amendment  No.  1  to  Registrant's
       Registration Statement on April 15, 1994.

5 Filed as part of Post-Effective No. 1 to Registrant's Registration Statement on November 30, 1994.

6 Filed as part of Post-Effective No. 5 to Registrant's Registration Statement on August 28, 1996.

7 Filed as part of Post-Effective No. 3 to Registrant's Registration Statement on August 29, 1995.

8 The above Directors and Officers of Centura Bank can be reached at 131 North Church Street, Rocky Mount, North Carolina 27802.

9 The address of all director and officers is 230 Park Avenue, New York, New York 10169.


 Item 25.    Persons Controlled by or Under Common Control with Registrant

            None

 Item 26.    Number of Holders of Securities

                                           Number of Record
                                           Holders at
             Title of Class                Title of Class January 3, 1977
             Shares of Centura Equity
             Growth Fund par value
             $.001 per share
                                           Class A:           871
                                           Class B:          1020
                                           Class C:            41
             Shares of Centura Federal
             Securities Fund, par value
             $.001 per share
                                           Class A:            39
                                           Class B:            28
                                           Class C:            34
             Shares of Centura North
             Carolina
             Tax Free Bond Fund,
             par value $.001 per share
                                           Class A:            20
                                           Class B:            24
                                           Class C:            21
             Shares of Centura Equity
             Income Fund,
             par value $.001 per share
                                           Class A:             5
                                           Class B:             6
                                           Class C:             3

 Item 27.    Indemnification

     Reference is made to Article VII of Registrant's Articles of Incorporation.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issues.

 Item 28.    Business and Other Connections of Investment Adviser

      Centura Bank, the investment adviser to Centura Funds, Inc., is a registered investment adviser and a member of the Federal Reserve System. The names of Centura Bank's directors and officers and their business and other connections for at least the past two years are as follows:8

Name                       Title                      Business and Other
                                                      Connections
Richard H. Barnhardt       Director                   Director, Centura Bank;
                                                      President, Properties,
                                                      Inc.

C. Wood Beasley            Director                   Director, Centura Bank;
                                                      President, Wood Beasley
                                                      Farms, Inc.

Thomas A. Betts, Jr.       Director                   Director, Centura Bank;
                                                      Partner, Betts and
                                                      Company.

H. Tate Bowers             Director                   Director, Centura Bank;
                                                      Chief Executive Officer,
                                                      Bowers Fibers, Inc.

Ernest L. Evans            Director                   Director, Centura Bank;
                                                      President, ELE, Inc.

J. Richard Futrell, Jr.    Chairman, Executive        Director, Centura Bank;
                           Committee and Director     Chairman, Executive
                                                      Committee and Director,
                                                      Centura Banks, Inc.

John H. High               Director                   Director, Centura Bank;
                                                      President, John H. High
                                                      & Co., Inc.

Dr. Michael K. Hooker      Director                   Director, Centura Bank;
                                                      Chancellor, University
                                                      of North Carolina at
                                                      Chapel Hill.

William D. Hoover          Executive Vice President   Executive Vice President
                                                      and Director, Centura
                                                      Bank.

Robert L. Hubbard          Director                   Director, Centura Bank;
                                                      Vice Chairman, Americal
                                                      Corp.

William H. Kincheloe       Director                   Director, Centura Bank;
                                                      President, Bullock
                                                      Furniture Co., Inc.

Charles T. Lane            Director                   Director, Centura Bank;
                                                      Partner, Poyner &
                                                      Spruill, L.L.P.

Robert R. Mauldin          Chairman, Chief Executive  Director, Centura Bank;
                           Officer and Director       Chairman and Chief
                                                      Executive Officer, and
                                                      Director, Centura Banks,
                                                      Inc.

Jack A. Moody              Director                   Director, Centura Bank.

Joseph H. Nelson           Director                   Director, Centura Bank;
                                                      President, Davenport
                                                      Motor Company.

Dean E. Painter, Jr.       Director                   Director, Centura Bank;
                                                      Chairman, CLG, Inc.

D. Earl Purdue             Director                   Director, Centura Bank;
                                                      President, Brightwood
                                                      Farm, Inc.

O. Tracy Parks III         Director                   Director, Centura Bank;
                                                      Partner, Brown &
                                                      Robbins, L.L.P.

Frank L. Pattillo          Group Executive Officer,   Director, Centura Bank;
                           Chief Financial Officer    Group Executive Officer
                           and Director               and Chief Financial
                                                      Officer, Centura Bank.

William H. Redding, Jr.    Director                   Director, Centura Bank;
                                                      President, Acme-McCrary
                                                      Corporation.

Charles M. Reeves III      Director                   Director, Centura Bank;
                                                      President, Reeves
                                                      Properties, Inc.

Cecil W. Sewill, Jr.       President, Chief           President, Chief
                           Operating Officer, and     Operating Officer, and
                           Director                   Director, Centura Bank.

George T. Stronach III     Director                   Director, Centura Bank;
                                                      Real Estate Developer

Alexander P. Thorpe III    Director                   Director, Centura Bank;
                                                      President, Thorpe & Co.,
                                                      Inc.

Joseph L. Wallace, Jr.     Director                   Director, Centura Bank.

William H. Wilkerson       Group Executive Officer    Group Executive Officer
                           and Director               and Director, Centura
                                                      Banks.

Charles P. Wilkins         Director                   Director, Centura Bank;
                                                      Attorney, Broughton,
                                                      Wilkins & Webb, P.A.

 Item 29.    Principal Underwriters

       (a)   Not applicable.

Name and Principal         Positions and Offices      Positions and Offices
Business Address9          with Underwriter           with Registrant

Robert Hering              President                  None

Michael C. Petrycki        Vice President and         None
                           Director

Gordon Forrester           Vice President             None

Steven D. Blecher          Vice President, Secretary  None
                           and Treasurer

Lawrence Wagner            Vice President, Chief      None
                           Financial Officer

Elizabeth Q. Solazzo       Assistant Secretary        None

Thalia M. Cody             Assistant Secretary        None

       (c)   Not applicable.

 Item 30.    Location of Accounts and Records

      All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio.

 Item 31.    Management Services

            Not applicable.

 Item 32.    Undertakings

       (a)   Not applicable.

       (b) Registrant undertakes to file an amendment to its registration statement, using financial statements for Centura Southeast Equity Fund which need not be certified, within four to six months of the later of (i) the effective date of this Post-Effective Amendment No. 6 to its registration statement or (ii) the date on which shares of Centura Southeast Equity Fund are first sold (other than shares sold for seed capital).

       (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

       (d) If requested to do so by holders of at least 10% of Registrant's outstanding shares, a meeting of shareholders will be called for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 15th day of January, 1997.

                               CENTURA FUNDS, INC.

                             By /s/ John J. Pileggi
                                 John J. Pileggi
                             President and Treasurer


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 15th day of January, 1997.

SIGNATURE   TITLE

/s/ John J. Pileggi
John J. Pileggi   President and Treasurer
Leslie H. Garner, Jr.   Director and Chairman of Board of Directors
James H. Speed, Jr.     Director

Frederick E. Turnage    Director

Lucy Hancock Bode Director

By: /s/ Joan V. Fiore
Joan V. Fiore
Attorney-in-fact

                               CENTURA FUNDS, INC.

                                INDEX TO EXHIBITS

Exhibit Number             Description of Exhibit            Sequentially
                                                             Numbered Page
1(c)                       Articles of Amendment

1(d)                       Form of Articles
                           Supplementary

5(c)                       Form of Investment Advisory
                           Contract Supplement

6(a)                       Form of Distribution
                           Agreement

9(a)                       Form of Administration
                           Agreement

9(c)                       Form of Transfer Agency
                           Agreement

9(e)                       Form of Fund Accounting
                           Agreement

11                         Consent of Independent
                           Accountants

15(c)                      Form of Distribution Plan
                           Supplement

17                         Financial Data Schedule